Registration No. 333-146143
                                                     Registration No. 811-01705
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |

           Pre-Effective Amendment No.                                     | |


           Post-Effective Amendment No. 1                                  |X|
                                       ---

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |

                                                                           |X|
           Amendment No. 196
                         ---

                        (Check appropriate box or boxes)
                        --------------------------------

                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                           --------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------

                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                               Goodwin Procter LLP
                         901 New York Avenue, Northwest
                             Washington, D.C. 20001
                        ---------------------------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):


| |     Immediately upon filing pursuant to paragraph (b) of Rule 485.


|X|     On April 30, 2008 pursuant to paragraph (b) of Rule 485.


| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.

                        ---------------------------------

Title of Securities Being Registered: Units of interest in Separate Account under individual and group variable annuity contracts.

Crossings(SM)


A variable deferred annuity contract


PROSPECTUS DATED MAY 1, 2008


Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for the Trust, which contain important information about the portfolios.

--------------------------------------------------------------------------------


WHAT IS THE CROSSINGS(SM) ANNUITY?

Crossings(SM) is a deferred annuity contract with an income feature issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for guaranteed payments from those savings. It also offers a number of annuitization options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options ("investment options"). This contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary or not be available in all contracts or in all states. Please see Appendix II later in this Prospectus for more information on state variations of certain features and benefits.




--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o Crossings Conservative Allocation   o Crossings Moderate-Plus Allocation
o Crossings Conservative-Plus         o Crossings Aggressive Allocation
  Allocation
o Crossings Moderate Allocation
--------------------------------------------------------------------------------


You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of the EQ Advisors Trust (the "Trust"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


TYPES OF CONTRACTS. We offer the contracts for use as a traditional IRA or Roth IRA, in both cases, Rollover only.


A contribution of at least $25,000 is required to purchase a Crossings(SM) contract.

A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2008, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4704, Syracuse, NY, 13221-4704 or calling 1-877-999-7384. The SAI has been incorporated by reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at http://www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.




The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          X02087

Contents of this Prospectus
--------------------------------------------------------------------------------

CROSSINGS(SM)
--------------------------------------------------------------------------------

Index of key words and phrases                                               4
Who is AXA Equitable?                                                        5
How to reach us                                                              6

Crossings(SM) at a glance -- key features                                    8


--------------------------------------------------------------------------------
FEE TABLE                                                                   10
--------------------------------------------------------------------------------
Examples                                                                    12
Condensed financial information                                             14


--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           15
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        15
Owner and annuitant requirements                                            17
How you can make your contributions                                         17
What are your investment options under the contract?                        17
Portfolios of the Trust                                                     18
Allocating your contributions                                               19
Lifetime Income Benefit                                                     19
Your right to cancel within a certain number of days                        21


--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        22
--------------------------------------------------------------------------------
Your account value and cash value                                           22
Your contract's value in the variable investment options                    22
Insufficient account value                                                  22


--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         23
--------------------------------------------------------------------------------
Transferring your account value                                             23
Disruptive transfer activity                                                23


-----------
"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


2  Contents of this Prospectus

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     25
--------------------------------------------------------------------------------
Withdrawing your account value                                              25

How withdrawals are taken from your account value                           26
How withdrawals affect the Lifetime Income Benefit                          26
Surrendering your contract to receive its cash value                        26
When to expect payments                                                     26
Your annuitization options                                                  26


--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     29
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          29
Charges that the Trust deducts                                              30
Group or sponsored arrangements                                             30
Other distribution arrangements                                             31


--------------------------------------------------------------------------------
6. EFFECT OF DEATH                                                          32
--------------------------------------------------------------------------------
Your beneficiary and payment of any remaining account value                 32


--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          33
--------------------------------------------------------------------------------
Overview                                                                    33
Buying a contract to fund a retirement arrangement                          33
Transfers among investment options                                          33
Individual retirement arrangements (IRAs)                                   33
Federal and state income tax withholding and
     information reporting                                                  39
Impact of taxes to AXA Equitable                                            40


--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         41
--------------------------------------------------------------------------------
About Separate Account A                                                    41
About EQ Advisors Trust                                                     41
About the general account                                                   41
About other methods of payment                                              41
Dates and prices at which contract events occur                             42
About your voting rights                                                    42
About legal proceedings                                                     43
Financial statements                                                        43
Transfers of ownership, collateral assignments, loans
     and borrowing                                                          43
Distribution of the contracts                                               43


--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
 I  -- Hypothetical illustrations                                          A-1
 II -- State contract variations of certain
          features and benefits                                            B-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this Prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.

                                                                Page
   6% deferral bonus                                              20
   account value                                                  22
   annuitant                                                      15
   annuitization options                                          26
   annuity purchase factors                                       27
   Automatic RMD service                                          25
   beneficiary                                                    32
   business day                                                   42
   cash value                                                     22
   charges for state premium and other applicable taxes           30
   contract date                                                   9
   contract date anniversary                                       9
   contract maturity date                                         27
   contract year                                                   9
   contributions to Roth IRAs                                     37
      rollovers and transfers                                     37
      conversion contributions                                    38
   contributions to traditional IRAs                              34
      rollovers and transfers                                     34
   Crossings(SM) Allocation Portfolios                             8
   Lifetime Income Benefit                                        19
   Lifetime Income Benefit charge                                 29
   disability, terminal illness or confinement to nursing home    30
   disruptive transfer activity                                   23
   EQ Advisors Trust                                              41
   Excess withdrawal                                              19
   free look                                                      21
   free withdrawal amount                                         30
   general account                                                41
   Guaranteed annual payment                                       8
   IRA                                                         cover

                                                                Page
   IRS                                                            33
   Income base                                                    19
   investment options                                          cover
   Joint life                                                      8
   lifetime required minimum distribution withdrawals             25
   market timing                                                  23
   Mortality and expense risks charge                             29
   partial withdrawals                                            25
   portfolio                                                   cover
   processing office                                               6
   Rollover IRA                                                cover
   Roth IRA                                                    cover
   SAI                                                         cover
   SEC                                                         cover
   Separate Account A                                             41
   Single life                                                     8
   TOPS                                                            6
   traditional IRA                                             cover
   trust                                                          23
   unit                                                           22
   variable investment options                                 cover
   wire transmittals and electronic applications                  41
   withdrawal charge                                              29


To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. One of our Corporate Retirement Support Representatives can provide further explanation about your contract.


--------------------------------------------------------------------------------
 Prospectus                      Contract or Supplemental Materials
--------------------------------------------------------------------------------
 variable investment options     Investment Funds
 account value                   Annuity Account Value
 unit                            Accumulation Unit

4 Index of key words and phrases

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        Who is AXA Equitable?  5

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:


For correspondence with checks:
-------------------------------


--------------------------------------------------------------------------------
FOR NEW BUSINESS APPLICATIONS WITH CHECKS AND ADDI-
TIONAL CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------

AXA Equitable
Crossings(SM)
New Business Lockbox
P.O. Box 13823
Newark, NJ 07188-0823



--------------------------------------------------------------------------------
 FOR NEW BUSINESS APPLICATIONS WITH CHECKS AND ADDI-
 TIONAL CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

 AXA Equitable
 Crossings(SM)
 JP Morgan Chase
 NY Remit One Lockbox #13823
 4 Chase Metrotech Center (7th Floor)
 Brooklyn, NY 11245-0001


For correspondence without checks::
-----------------------------------

--------------------------------------------------------------------------------
 FOR NEW BUSINESS APPLICATIONS WITHOUT CHECKS AND ALL
 OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS,
 WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 REGULAR MAIL:
--------------------------------------------------------------------------------

AXA Equitable
Crossings(SM)
P.O. Box 4704
Syracuse, NY 13221-4704


--------------------------------------------------------------------------------
 FOR NEW BUSINESS APPLICATIONS WITHOUT CHECKS AND ALL
 OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS,
 WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS
 DELIVERY:
--------------------------------------------------------------------------------

AXA Equitable
Crossings(SM)
100 Madison Street, Suite 1000
Syracuse, NY 13202

                      ----------------------------------

Your correspondence will be picked up at the mailing address noted above and delivered to the appropriate processing office. Your correspondence, however, is not considered received by us until it is received at one of our processing offices. Our processing office for correspondence with checks is 4 Chase Metrotech Center, 7th Floor, Brooklyn, NY. Our processing office for all other communications is 100 Madison Street, Suite 100, Syracuse, NY.


--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year.


--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 WWW.AXA-EQUITABLE.COM/CROSSINGS
--------------------------------------------------------------------------------



TOPS is designed to provide you with up-to-date information via touch-tone telephone. Our website is designed to provide this information through the Internet. You can obtain information on:


o   your current account value;

o   your current allocation percentages;

o   the number of units you have in the variable investment options;

o   the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o elect to receive certain contract statements electronically (not available through TOPS);

o   change your address (not available through TOPS);


o change your TOPS personal identification number ("PIN") through the TOPS system and your website password by logging onto our website; and


o   access Frequently Asked Questions and Service Forms (not available through
    TOPS).

TOPS and our website, www.axa-equitable.com/crossings, are normally available seven-days-a-week, 24 hours-a-day. You may use TOPS by calling toll free 1-877-999-7384. You can access your account using our website, www.axa-equitable.com/crossings. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any


6  Who is AXA Equitable?

act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).


--------------------------------------------------------------------------------
 CORPORATE RETIREMENT SUPPORT GROUP REPRESENTATIVE:
--------------------------------------------------------------------------------


You may also use our toll-free number (1-877-999-7384) to speak with one of our Corporate Retirement Support Group representatives. Our representatives are available on each business day Monday through Thursday from 8:00 a.m. until 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) tax withholding elections;


(2) direct transfers and rollovers;


(3) death claims;


(4) enrollment in either our Maximum payment plan or Customized payment plan withdrawal options;

(5) withdrawal requests; and

(6) drop or change successor owner.



WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1) address changes;

(2) beneficiary changes;

(3) transfers between investment options; and

(4) contract surrender.

To cancel or change the date annuity payments are to begin, we require written notification generally at least seven calendar days before the next scheduled transaction.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The owner must sign all forms, notices and requests.

                                                        Who is AXA Equitable?  7

Crossings(SM) at a glance -- key features

------------------------------------------------------------------------------------------------------------------------------------

Crossings(SM) benefit       The Crossings(SM) benefit guarantees that you can take lifetime payments of up to a maximum amount each contract year (your "Guaranteed annual payment") starting when you reach age
                            59-1/2. Your Guaranteed annual payment amount is equal to 5% of your "Income base." Your
                            Income base can increase as a result of a 6% deferral bonus. See "Your Income base" in
                            "Contract features and benefits" later in this Prospectus.

                            Payments are taken from your account value and continue during your lifetime even if your account value falls to zero (unless it is caused by an Excess withdrawal). If your contract is based on your life only (you did not name a successor owner) ("Single life"), payments will continue for your life. If your contract is based on joint lives (you named your spouse as successor owner at contract issue) ("Joint life"), payments will continue for the lives of both you and your spouse. See "Lifetime Income Benefit" in "Contract features and benefits" later in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
Contribution amounts          o Initial minimum:      $ 25,000
                              o Additional minimum:   $  1,000*
                            --------------------------------------------------------------------------------------------------------
                            Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million under all Crossings(SM) contracts with the same owner. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions.

                            *  For all Crossings(SM) contracts, ongoing or regular contributions are not permitted. Only eligible rollover contributions or direct transfer contributions are permitted.
------------------------------------------------------------------------------------------------------------------------------------
Professional investment     The variable investment options (the "Crossings(SM) Allocation Portfolios") invest in
management                  different portfolios sub-advised by professional investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
Tax considerations          o  No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
                            --------------------------------------------------------------------------------------------------------
                            o  No tax on transfers among investment options inside the contract.
                            --------------------------------------------------------------------------------------------------------
                            You should be aware that these traditional or Roth individual retirement annuity contracts do not provide tax deferral benefits beyond those already provided by the Internal Revenue
                            Code for IRAs or Roth IRAs. Before purchasing one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement.
------------------------------------------------------------------------------------------------------------------------------------
Access to your money        o Partial withdrawals

                            o Maximum payment plan

                            o Customized payment plan

                            o Contract surrender

                            You may incur a withdrawal charge for certain withdrawals or if you surrender your contract.
                            You may also incur income tax and a tax penalty.
------------------------------------------------------------------------------------------------------------------------------------
Additional features         o Free transfers among the variable investment options

                            o  Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home

                            o Annuitization options
------------------------------------------------------------------------------------------------------------------------------------



8 Crossings(SM) at a glance -- key features

------------------------------------------------------------------------------------------------------------------------------------
Fees and charges            o  Daily charges on your account value for mortality and expense risks charge and the
                               Lifetime Income Benefit charge at an annual rate of:
                               Single Life:         1.10%
                               Joint Life:         1.25%
                            o  No sales charge deducted at the time you make contributions. During the first three contract years following a contribution, a charge of 2% will be deducted from amounts that you withdraw that exceed your Guaranteed annual payment amount. There is no withdrawal charge in the fourth and later contract years following a contribution.
                               Certain other exemptions may apply. See "Your Guaranteed annual payment" under "Lifetime
                               Income Benefit" in "Contract features and benefits" later in this Prospectus for information about how your Guaranteed annual payment amount is calculated.
                               -----------------------------------------------------------------------------------------------------
                               The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
                               -----------------------------------------------------------------------------------------------------
                            o  We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuitization option.

                            o  Annual expenses of the Trust portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. See "Fee table" later in this Prospectus for details.

Owner issue ages            o  45-85
------------------------------------------------------------------------------------------------------------------------------------

The above is not a complete description of all material provisions of the contract. In some cases, restrictions or exceptions apply. Also, all features of the contract are not necessarily available in your state or at certain ages. Please see Appendix II later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus provides a description of all material provisions of the contract. Please feel free to call us to speak with one of our Corporate Retirement Support Group representatives if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this Prospectus for additional information.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Generally, these contracts are offered through both affiliated and unaffiliated selling broker-dealers. However, not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. You can contact us to find out more about the availability of any of the AXA Equitable annuity contracts.


You should work with one of our Corporate Retirement Support Representatives and your tax adviser to decide whether the Crossings(SM) contract is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.



                                     Crossings(SM) at a glance -- key features 9

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.


------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn (deducted if you surrender your contract or make certain
withdrawals or apply your cash value to certain payout options).(1)                        2.00%
------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES:
                                         Single life contracts     Joint life contracts
Mortality & Expense Risks Charge                 0.60%                     0.60%
Lifetime Income Benefit Charge                   0.50%                     0.65%
                                                 ----                      ----
Total Separate account annual expenses           1.10%                     1.25%
------------------------------------------------------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Estimated Total Annual Portfolio Operating Expenses (expenses that are deducted   Lowest     Highest
from Portfolio assets, including management fees, 12b-1 fees, service fees, and   ------     -------
other expenses)(2)                                                                 0.93%      1.06%




10 Fee table

This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                Acquired     Total
                                                                               Fund Fees     Annual                   Net Total
                                                                                  and       Expenses    Fee Waiv-      Annual
                                                                                Expenses     (Before   ers and/or     Expenses
                                           Manage-                            (Underlying    Expense     Expense       (After
                                            ment       12b-1       Other        Portfo-      Limita-   Reimburse-     Expense
 Portfolio Name                            Fees(3)   Fees(4)   Expenses (5)     lios)(6)     tions)     ments(7)    Limitations)
---------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
---------------------------------------------------------------------------------------------------------------------------------
Crossings Conservative Allocation           0.10%      0.10%       0.22%          0.51%        0.93%     (0.22)%       0.71%
Crossings Conservative-Plus Allocation      0.10%      0.10%       0.22%          0.54%        0.96%     (0.22)%       0.74%
Crossings Moderate Allocation               0.10%      0.10%       0.22%          0.57%        0.99%     (0.22)%       0.77%
Crossings Moderate-Plus Allocation          0.10%      0.10%       0.22%          0.60%        1.02%     (0.22)%       0.80%
Crossings Aggressive Allocation             0.10%      0.10%       0.22%          0.64%        1.06%     (0.22)%       0.84%
---------------------------------------------------------------------------------------------------------------------------------


Notes:

(1) Deducted upon a withdrawal of amounts in excess of your Guaranteed annual payment amount, if applicable:



          The withdrawal charge percentage we use is the same for all contract    Contract
          years in which it applies. For each contribution, we consider the       Year
          contract year in which we receive that contribution to be "Contract     1 ...............................2.00%
          Year 1".                                                                2 ...............................2.00%
                                                                                  3 ...............................2.00%
                                                                                  4+ ..............................0.00%



(2) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts. See the prospectus for the underlying portfolios in the Trust for more information.


(3) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (7) for any expense limitation agreement information.

(4) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940.

(5) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (7) for any expense limitation agreement information.

(6) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. The fees and expenses are based on the respective weighted investment allocations as of 12/31/07.

(7) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. AXA Equitable, the investment manager of the EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2009. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements.



                                                                    Fee table 11

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated.

The examples assume that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume maximum contract charges associated with a single life contract and a joint life contract and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. These examples should not be considered representations of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in these examples is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


12 Fee table

Single life

------------------------------------------------------------------------------------------------
                                            If you surrender your contract or annuitize with
                                                    period certain at the end of the
                                                         applicable time period
------------------------------------------------------------------------------------------------
                                             1 year      3 years       5 years       10 years
------------------------------------------------------------------------------------------------
EQ Advisors Trust:
------------------------------------------------------------------------------------------------
Crossings Conservative Allocation           $ 413.00     $ 858.00    $ 1,129.00     $ 2,429.00
Crossings Conservative-Plus Allocation      $ 416.00     $ 867.00    $ 1,145.00     $ 2,461.00
Crossings Moderate Allocation               $ 419.00     $ 877.00    $ 1,161.00     $ 2,493.00
Crossings Moderate-Plus Allocation          $ 423.00     $ 886.00    $ 1,176.00     $ 2,525.00
Crossings Aggressive Allocation             $ 427.00     $ 899.00    $ 1,198.00     $ 2,568.00
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                            If you do not surrender your contract or do not
                                                  annuitize with period certain at the
                                                   end of the applicable time period
------------------------------------------------------------------------------------------------
                                             1 year      3 years       5 years       10 years
------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------
Crossings Conservative Allocation           $ 213.00     $ 658.00    $ 1,129.00     $ 2,429.00
Crossings Conservative-Plus Allocation      $ 216.00     $ 667.00    $ 1,145.00     $ 2,461.00
Crossings Moderate Allocation               $ 219.00     $ 677.00    $ 1,161.00     $ 2,493.00
Crossings Moderate-Plus Allocation          $ 223.00     $ 686.00    $ 1,176.00     $ 2,525.00
Crossings Aggressive Allocation             $ 227.00     $ 699.00    $ 1,198.00     $ 2,568.00
------------------------------------------------------------------------------------------------

Joint life

------------------------------------------------------------------------------------------------
                                            If you surrender your contract or annuitize with
                                                    period certain at the end of the
                                                         applicable time period
------------------------------------------------------------------------------------------------
                                             1 year      3 years       5 years       10 years
------------------------------------------------------------------------------------------------
EQ Advisors Trust:
------------------------------------------------------------------------------------------------
Crossings Conservative Allocation           $ 429.00     $ 905.00    $ 1,208.00     $ 2,589.00
Crossings Conservative-Plus Allocation      $ 432.00     $ 915.00    $ 1,224.00     $ 2,621.00
Crossings Moderate Allocation               $ 435.00     $ 924.00    $ 1,240.00     $ 2,653.00
Crossings Moderate-Plus Allocation          $ 438.00     $ 934.00    $ 1,256.00     $ 2,685.00
Crossings Aggressive Allocation             $ 443.00     $ 947.00    $ 1,277.00     $ 2,727.00
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                            If you do not surrender your contract or do not
                                                  annuitize with period certain at the
                                                   end of the applicable time period
------------------------------------------------------------------------------------------------
                                             1 year      3 years       5 years       10 years
------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------
Crossings Conservative Allocation           $ 229.00     $ 705.00    $ 1,208.00     $ 2,589.00
Crossings Conservative-Plus Allocation      $ 232.00     $ 715.00    $ 1,224.00     $ 2,621.00
Crossings Moderate Allocation               $ 235.00     $ 724.00    $ 1,240.00     $ 2,653.00
Crossings Moderate-Plus Allocation          $ 238.00     $ 734.00    $ 1,256.00     $ 2,685.00
Crossings Aggressive Allocation             $ 243.00     $ 747.00    $ 1,277.00     $ 2,727.00
------------------------------------------------------------------------------------------------

For information on how your contract works under certain hypothetical circumstances, please see Appendix I at the end of this Prospectus.

                                                                    Fee table 13

CONDENSED FINANCIAL INFORMATION


Since this contract and its investment options were offered for the first time in March, 2008, there is no applicable condensed financial information as of December 31, 2007.



14 Fee table

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call
"contributions." We require a minimum contribution amount of $25,000. The following table summarizes our rules regarding contributions to your contract. The owner and successor owner, (if any), must all meet the same issue age requirements.


We may refuse to accept any contribution if the sum of all contributions under all Crossings(SM) contracts with the same owner would then total more than $1,500,000. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.


Additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal. Additional contribution rules are set forth in the chart below.

--------------------------------------------------------------------------------
The "owner" is the person who is the named owner in the contract and is the measuring life for determining contract benefits and the maturity date. The owner of the contract is also the "annuitant."
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                 Available        Minimum
 Contract type   for issue ages   contributions            Source of contributions             Limitations on contributions
---------------------------------------------------------------------------------------------------------------------------------
Rollover IRA     45 through 85    o $25,000 (initial)      o  Initial contribution must be     o  For annuitants up to age 83 at
                                  o $1,000 (additional)       a direct rollover from a            contract issue, no addi- tional
                                                              qualified plan.                     contributions may be made after
                                                                                                  attainment of age 84, or, if
                                                           o  Any subsequent contribu-            later, the first contract date
                                                              tions must be rollovers or          anniversary.
                                                              direct transfers only;
                                                              regular IRA contributions        o  For annuitants age 84 or 85 at
                                                              are not permitted.                  contract issue, additional
                                                                                                  contributions may be made up to
                                                           o  Rollover contributions may          one year from contract issue.
                                                              be any of eligible rollover
                                                              distributions from qualified     o  Contributions after age 70-1/2
                                                              plans, 403(b) plans and             must be net of required minimum
                                                              governmental employer 457(b)        distributions.
                                                              plans or rollovers from
                                                              another traditional
                                                              individual retirement
                                                              arrangement.

                                                           o  Direct custodian-to-custodian
                                                              transfers must be from another
                                                              traditional individual
                                                              retirement arrangement.
---------------------------------------------------------------------------------------------------------------------------------

                                               Contract features and benefits 15

---------------------------------------------------------------------------------------------------------------------------------
                 Available        Minimum
 Contract type   for issue ages   contributions            Source of contributions             Limitations on contributions
---------------------------------------------------------------------------------------------------------------------------------
Roth IRA         45 through 85    o $25,000 (initial)      o  Initial contribution must be a   o  For annuitants up to age 83 at
                                  o $1,000 (additional)       direct rollover from a              contract issue, no addi- tional
                                                              designated Roth account under       contributions may be made after
                                                              a 401(k) plan.                      attainment of age 84, or, if
                                                                                                  later, the first contract date
                                                           o  Any subsequent contributions        anniversary.
                                                              must be rollovers or direct
                                                              transfers only; regular Roth     o  For annuitants age 84 or 85 at
                                                              IRA contributions are not           contract issue, additional
                                                              permitted.                          contributions may be made up to
                                                                                                  one year from contract issue.
                                                           o  Rollover contributions may be
                                                              made from:
                                                              -- a designated Roth account
                                                                 under a 401(k) or 403(b)
                                                                 plan; or
                                                              -- from another Roth IRA; or
                                                              -- Conversion rollovers from a
                                                                 traditional IRA or other
                                                                 eligible retire- ment plan,
                                                                 when permitted.

                                                           o  Direct transfers must be from
                                                              another Roth IRA.
---------------------------------------------------------------------------------------------------------------------------------


See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.


16 Contract features and benefits

OWNER AND ANNUITANT REQUIREMENTS

The owner and successor owner, (if any), must all meet the same issue age requirements. For all contracts the owner and successor owner must be age 45-85 at issue.

A successor owner may be named at contract issue only. The successor owner must be the owner's spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced.

The owner and annuitant must be the same person.

See Appendix II later in this Prospectus for any state variations with regard to owner and annuitant requirements.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------
WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options. Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields. Listed below are the currently available portfolios and their investment objectives.


                                              Contract features and benefits  17

PORTFOLIOS OF THE TRUST


The Crossings(SM) Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the Crossings(SM) Allocation Portfolios by AXA Equitable. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the Crossing Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risk associated with certain guaranteed features. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


AXA Equitable serves as the investment manager of the Portfolios of the EQ Advisors Trust. The chart below shows the currently available Portfolios and their investment objectives.

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                            Objective
------------------------------------------------------------------------------------------------------------------------------------
Crossings Conservative Allocation        Seeks a high level of current income
------------------------------------------------------------------------------------------------------------------------------------
Crossings Conservative-Plus Allocation   Seeks current income and growth of capital, with a greater emphasis on current income
------------------------------------------------------------------------------------------------------------------------------------
Crossings Moderate Allocation            Seeks long-term capital appreciation and current income
------------------------------------------------------------------------------------------------------------------------------------
Crossings Moderate-Plus Allocation       Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Crossings Aggressive Allocation          Seeks long-term capital appreciation
------------------------------------------------------------------------------------------------------------------------------------

You should consider the investment objective, risks, and charges and expenses of the portfolios carefully before investing. The prospectuses for the portfolios contain this and other important information about the portfolios. The prospectuses, which are attached to this Prospectus, should be read carefully before investing.


18 Contract features and benefits

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to one or more, or all, of the variable investment options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations into all available investment options must equal 100%. Subsequent contributions are allocated according to your instructions on file unless you provide new instructions.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Our Corporate Retirement Support Representatives are employees of AXA Equitable and are registered representatives of our affiliated broker-dealer, AXA Advisors, LLC. They are acting as broker-dealer registered representatives and are not authorized to act as investment advisors or to manage the allocations under your contract.


LIFETIME INCOME BENEFIT

The Lifetime Income Benefit guarantees that beginning at age 59-1/2, you can take lifetime withdrawals up to a maximum amount per year (your "Guaranteed annual payment"). You may elect one of our automated payment plans or you may take partial withdrawals. See "Accessing your money" later in this Prospectus. Although you may make withdrawals from your contract prior to reaching age 59-1/2, such a withdrawal can cause a significant reduction in both your Income base and your Guaranteed annual payment and therefore significantly reduce or eliminate the value of the Lifetime Income Benefit. Please see "Effect of Excess withdrawals," below.

You may buy this contract on a single life ("Single life") or a joint life ("Joint life") basis. There is no designated successor owner in a Single life contract and none may be added subsequent to contract issue. For Joint life contracts, you must designate your spouse as the successor owner at the time of contract issue. Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner.

The cost of the Lifetime Income Benefit will be deducted from your account value daily. Please see "Lifetime Income Benefit charge" in "Charges and expenses" later in this Prospectus for a description of the charge.

You should not purchase this contract if:

o you plan to take withdrawals before you reach age 59-1/2 or any other withdrawals in excess of your Guaranteed annual payment amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section); or

o You are interested in long-term accumulation rather than near-term current payments.


The Crossings(SM) contract makes provisions for you to take lifetime required minimum distributions ("RMDs") without losing the value of the Lifetime Income Benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.



YOUR INCOME BASE

At issue, your Income base is equal to your initial contribution and will increase or decrease, as follows:

o Your Income base increases by the dollar amount of any subsequent contributions.

o Your Income base may be increased on each contract date anniversary, as described below under "Annual step-up" and "6% deferral bonus."

o Your Income base is not reduced by withdrawals except any withdrawals before you reach age 59-1/2 or any other withdrawals that exceed your Guaranteed annual payment amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.


YOUR GUARANTEED ANNUAL PAYMENT

Your initial Guaranteed annual payment is equal to 5% of your Income base. For Single life contracts, you may begin taking your guaranteed annual payments when you reach age 59-1/2. For Joint life contracts, guaranteed annual payments may begin when the younger of the owner or successor owner reaches age 59-1/2.


We will recalculate the Guaranteed annual payment on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described below under "Effect of Excess withdrawals" and "Subsequent contributions." The payment amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual payments are not cumulative. If you withdraw less than the Guaranteed annual payment amount in any contract year, you may not add the remainder to your Guaranteed annual payment in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual payment. However, all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.


EFFECT OF EXCESS WITHDRAWALS

An Excess withdrawal is caused when: (i) you make a withdrawal prior to reaching age 59-1/2 or (ii) you withdraw more than your Guaranteed annual payment in any contract year.

Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual payment, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals. However, a withdrawal charge will only be applied to that amount that exceeds the Guaranteed annual payment.


                                              Contract features and benefits  19

An Excess withdrawal can cause a significant reduction in both your Income base and your Guaranteed annual payment. If you make an Excess withdrawal, we will recalculate your Income base and the Guaranteed annual payment, as follows:

    o The Income base is reset as of the date of the Excess with drawal to equal the lesser of: (i) the Income base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal

    o   The Guaranteed annual payment is recalculated to equal the lesser of:
        (i) 5% of the reset Income base and (ii) the Guaranteed annual payment prior to the Excess withdrawal.

You should not purchase this contract if you plan to take withdrawals in excess of your Guaranteed annual payment as such withdrawals significantly reduce or eliminate the value of the Lifetime Income Benefit. If your account value is less than your Income base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual payment, can significantly reduce your Income base and the Guaranteed annual payment.

For example, assume your Income base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual payment is equal to $5,000 (5% of $100,000). You take an initial withdrawal of $8,000. Since your Income base is immediately reset to equal the lesser of your Income base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your Income base is now $72,000. In addition, your Guaranteed annual payment is reduced to $3,600 (5% of $72,000), instead of the original $5,000.

Withdrawal charges, if applicable, are applied to the amount of the withdrawal exceeding the Guaranteed annual payment. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus. Using the example above, if the $8,000 withdrawal is a withdrawal of contributions subject to the withdrawal charge, the withdrawal charge would apply to $3,000 (the amount of the withdrawal above the Guaranteed annual payment of $5,000).

You should further note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract value" later in this Prospectus.

If you purchase this contract as a traditional Rollover IRA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual payment. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus.


ANNUAL STEP-UP

Your Income base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent Income base. Your Guaranteed annual payment will also be increased, if applicable, to equal 5% times your new Income base.

6% DEFERRAL BONUS

On each contract date anniversary before you make your first withdrawal from your contract, you are eligible for a 6% deferral bonus. This deferral bonus increases your Income base by an amount equal to 6% of contributions, subject to the limitations described below. First, once you take a withdrawal, your eligibility for the deferral bonus ends and it can never be reinstated. Therefore, if you make a withdrawal during a contract year, you are not eligible for a deferral bonus for the next contract date anniversary or any future contract date anniversary. Second, the deferral bonus is based on total contributions under the contract minus any contributions made in the prior 12 months (except that for the first contract date anniversary, the deferral bonus is determined using all contributions received in the first 90 days of the first contract year).

If the Annual step-up (discussed immediately above) occurs on any contract date anniversary, for the next and future contract date anniversaries, the deferral bonus will be calculated as 6% of the most recent stepped-up Income base, plus subsequent contributions but excluding contributions made in the prior 12 months.

On any contract date anniversary on which you are eligible for a deferral bonus, we will calculate your Income base under both the deferral bonus method and the Annual step-up method. If the deferral bonus plus the current Income base is greater than your current account value, the deferral bonus plus the current Income base will become your new Income base. If the deferral bonus plus the current Income base is less than or equal to your current account value, your Income base will be stepped-up to equal your account value, and the deferral bonus will not apply.

See Appendix II later in this Prospectus for any state variations with regard to the deferral bonus.


SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.

For owners up to age 83 at contract issue, no additional contributions may be made after attainment of age 84, or, if later, the first contract date anniversary. Also, for owners age 84 or 85 at contract issue, additional contributions may be made up to one year from contract issue. For Rollover IRA contracts only, additional contributions made after attainment of age 70-1/2 must be net of required minimum distributions.

Anytime you make an additional contribution, your Income base will be increased by the amount of the contribution. Your Guaranteed annual payment will be equal to 5% of the increased Income base.


EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits, as discussed below. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your


20  Contract features and benefits
cash value to less than $500, we will treat your request as a surrender of your contract even if your Crossings(SM) Income base is greater than zero.


However, if your account value falls to zero due to a withdrawal that is not an Excess withdrawal, please note the following:


o The Crossings(SM) contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Crossings(SM) contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant.


o   No subsequent contributions will be permitted.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual payment for that contract year in a lump sum. Payment of the Guaranteed annual payment will begin on the next contract date anniversary.

o Payments will continue at the same frequency, as applicable, or annually if automatic payments were not being made.


OTHER IMPORTANT CONSIDERATIONS

o You should not purchase this contract if you are interested in long- term accumulation rather than current payments or payments in the near future.

o Amounts withdrawn in excess of your Guaranteed annual payment may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in the Prospectus. Excess withdrawals can significantly reduce or completely eliminate the value of this benefit. See "Effect of Excess withdrawals" above in this section and "Withdrawing your account value" in "Accessing your money" later in this Prospectus.

o Amounts withdrawn prior to the owner reaching age 59-1/2 will be treated as Excess withdrawals.

o All payments under the Lifetime Income Benefit reduce your account value. See "How withdrawals are taken from your account value" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the Guaranteed annual payment in any contract year, you may not add the remainder to your Guaranteed annual payment in any subsequent year.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual payment, all benefits under the contract will terminate, including the Lifetime Income Benefit.

o Withdrawals are available under other annuity contracts we offer without purchasing a withdrawal benefit.

o If you elect the Lifetime Income Benefit on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


If for any reason you are not satisfied with your Crossings(SM) contract, you may return it to us for a refund. To exercise this cancellation right, you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact one of our Corporate Retirement Support Group representatives to find out what applies in your state.


Generally, your refund will equal your account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect any investment gain or loss in the variable investment options, less the daily charges we deduct. Some states require that we refund the full amount of your contribution. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o   you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus for possible consequences of cancelling your contract.


                                              Contract features and benefits  21

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in the variable investment options.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less the daily charges for:

(i) mortality and expense risks, administrative and distribution expenses; and


(ii) the Lifetime Income Benefit.


On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option.

A description of how unit values are calculated is found in the SAI.


INSUFFICIENT ACCOUNT VALUE

Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any guaranteed benefits, except as discussed earlier in this Prospectus in "Contract features and benefits" under "Effect of your account value falling to zero."

See Appendix II later in this Prospectus for any state variations with regard to terminating your contract.


22  Determining your contract's value

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE
You can transfer some or all of your account value among the investment options.

In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


You may request a transfer in writing, by telephone using TOPS or through our website. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:


(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing " organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other programmed trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of the EQ Advisors Trust (the "trust"). The trust has adopted policies and procedures regarding disruptive transfer activity. The trust discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. The trust aggregates inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trust currently considers transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In most cases, the trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trust for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or the trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies


                            Transferring your money among investment options  23
and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that the trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trust has not implemented such a fee. If a redemption fee is implemented by the trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trust to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trust will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


24  Transferring your money among investment options

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value as described below. When selecting a withdrawal method, it is important to remember that Excess withdrawals may significantly reduce the value of the Lifetime Income Benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus. You should choose a withdrawal method that is most appropriate for your needs and does not cause payment amounts in excess of your Guaranteed annual payment amount.

Please see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus for more information on how withdrawals affect your account value and could potentially cause your contract to terminate.

All withdrawals in a contract year up to the Guaranteed annual payment amount are not subject to a withdrawal charge. However, withdrawals from the contract prior to the owner (or younger joint owner) reaching age 59-1/2 will be treated as Excess withdrawals.


AUTOMATIC PAYMENT PLANS

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time after you become eligible to receive Guaranteed annual payments. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.


MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual payment in scheduled payments. The amount of the withdrawal may increase on contract date anniversaries with any Annual step-up or 6% deferral bonus.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual payment.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount less than or equal to the Guaranteed annual payment in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with any Annual step-up or 6% deferral bonus. You must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. As discussed earlier in the Prospectus, Excess withdrawals may significantly reduce the value of the Lifetime Income Benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


PARTIAL WITHDRAWALS


You may also take partial withdrawals from your account value at any time. The minimum amount you may withdraw is $300. If you elect to take partial withdrawals, you should monitor your withdrawals to ensure that you do not exceed your Guaranteed annual payment in any contract year and cause an Excess withdrawal. As discussed earlier, Excess withdrawals may significantly reduce the value of the Crossings(SM) contract. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.



LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA -- See "Tax information" later in this Prospectus)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules, however, it may be advisable for you to elect our Automatic RMD service as discussed below. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.


                                                        Accessing your money  25

Generally, if you elect our Automatic RMD service, any lifetime required minimum distribution payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your Income base and Guaranteed annual payment may be reduced. See "Effect of Excess Withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you elect our Automatic RMD service and elect to take your Guaranteed annual payment amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Guaranteed annual payment amount, but not your RMD amount, that partial withdrawal will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

We do not impose a withdrawal charge on lifetime required minimum distributions if you are enrolled in our Automatic RMD service and one of our automatic payment plans. However, if you take any partial withdrawals, this waiver will not apply.

--------------------------------------------------------------------------------
For Rollover IRA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------


HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options.


HOW WITHDRAWALS AFFECT THE LIFETIME INCOME BENEFIT

Your Income base is not reduced by withdrawals up to the Guaranteed annual payment amount. Withdrawals that exceed the Guaranteed annual payment, however, can significantly reduce your Income base and Guaranteed annual payment. Also, your Income base will be reduced by any withdrawals (and applicable withdrawal charges) taken prior to the owner reaching age 59-1/2. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under Lifetime Income Benefit" in "Contract features and benefits" earlier in this Prospectus.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the owner is living and before you annuitize. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

All benefits under the contract will terminate as of the date we receive the required information, including the Lifetime Income Benefit, if your cash value is greater than your Guaranteed annual payment remaining for the contract year. For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuitization options. See "Your annuitization options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include payment of the remaining account value following the owner's or successor owner's death, payment of any amount you withdraw (less any withdrawal charge), payment of the cash value (upon surrender), and applying proceeds upon annuitization. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense. Express delivery service is not available for automatic payment plan payments.


YOUR ANNUITIZATION OPTIONS

You may elect to annuitize your contract after one year. When your contract is annuitized, the Lifetime Income Benefit will terminate without value. Payments you receive under the annuitization option you select may be more or less than your Guaranteed annual payment. You should consider the relative payment amounts carefully before annuitizing.


26  Accessing your money

The Crossings(SM) contract guarantees that you can apply your account value to receive fixed lifetime annuity payments. You may also elect to receive payments under any other annuitization option that we offer at the time. Please see Appendix II later in this Prospectus for variations that may apply in your state.


We currently offer the annuitization options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue.

--------------------------------------------------------------------------------
Fixed annuitization options   Life annuity
                              Life annuity with period certain
                              Life annuity with refund certain
                              Period certain annuity
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this annuitization option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different annuitization option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This annuitization option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Our Corporate Retirement Support Representatives can provide details.

ANNUITY PURCHASE FACTORS. Annuity purchase factors are the factors applied to determine your periodic payments under the annuitization options. The guaranteed annuity purchase factors are those factors specified in your contract. The current annuity purchase factors are those factors that are in effect at any given time. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the annuitant's age and sex in certain instances.


FIXED ANNUITIZATION OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITIZATION OPTION

The amount applied to purchase an annuitization option varies, depending on the annuitization option that you choose, and the timing of your purchase as it relates to any withdrawal charges.

For the fixed annuitization options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.


The withdrawal charge applicable under your Crossings(SM) contract is imposed if you select a non-life contingent period certain payout annuity.



SELECTING AN ANNUITIZATION OPTION

When you select an annuitization option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner must meet the issue age and payment requirements.


You can choose the date annuity payments begin but it may not be earlier than 13 months from the Crossings(SM) contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.


The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect an annuitization option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the annuitization option chosen.


YOUR CONTRACT'S MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original owner at contract issue and


                                                        Accessing your money  27
cannot be changed. The maturity date is generally the contract date anniversary that follows the owner's 95th birthday. We will send a notice with the annual statement one year prior to the maturity age.

If your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to what you would have received under the Lifetime Income Benefit. As described in "Contract features and benefits" under "Lifetime Income Benefit," these payments will have the potential to increase with favorable investment performance.

Please see Appendix II later in this Prospectus for variations that may apply in your state.


28  Accessing your money

5.  Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o   mortality and expense risks charge.

o   Lifetime Income Benefit charge.

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the policies.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact one of our Corporate Retirement Support Group representatives for more information.


SEPARATE ACCOUNT ANNUAL EXPENSES

Mortality and expense risks charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for the mortality and expense risks under the contract. The daily charge is equivalent to an annual rate of 0.60%.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.


Lifetime Income Benefit Charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for the cost of providing the Crossings(SM) Benefit (as described in "Contract features and benefits").


If the contract is based on a Single life, the daily charge is equivalent to an annual rate of 0.50% of your account value. If the contract is based on a Joint life, the charge is equivalent to an annual rate of 0.65% of your account value.

For Joint life contracts, if the successor owner is dropped before you take your first withdrawal, we will adjust the charge at that time to reflect a Single life. Generally, we make this adjustment within 5 business days after we receive any required forms and supporting documentation from you. After the Guaranteed annual payments begin, the charge will remain 0.65%, even if you drop the successor owner from the contract.


WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed your Guaranteed annual payment, described in "Your Guaranteed annual payment" under "Lifetime Income Benefit" in "Contract features and benefits" earlier in this Prospectus, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingent annuitization option. If you surrender your contract or apply your cash value to a non-life contingent annuitization option, the withdrawal charge will apply to your entire surrender amount, without any reduction due to the Guaranteed annual payment. For more information about the withdrawal charge if you select an annuity payout option, see "The amount applied to purchase an annuitization option" under "Your annuitization options" in "Accessing your money" earlier in the Prospectus.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

--------------------------------------------------------------------------------
                           Contract year
--------------------------------------------------------------------------------
                             1     2     3    4+
--------------------------------------------------------------------------------
  Percentage of
  contribution               2%    2%    2%    0%
--------------------------------------------------------------------------------

                                                        Charges and expenses  29

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to your Guaranteed annual payment are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your Income base, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value.

The withdrawal charge does not apply in the circumstances described below.

Free withdrawal amount. We will waive any withdrawal charge for any withdrawal during the contract year up to the Guaranteed annual payment. See "Your Guaranteed annual payment" under "Lifetime Income Benefit" in "Contract features and benefits" earlier in this Prospectus for information about how your Guaranteed annual payment is calculated. Each withdrawal, however, reduces your free withdrawal amount for that contract year by the amount of the withdrawal. Withdrawal charges are generally applied to the amount of the withdrawal that exceeds the Guaranteed annual payment. See "Withdrawal charge" earlier in this section. There is no free withdrawal amount in those contract years prior to the owner (or successor owner) reaching age 59-1/2. Withdrawals taken in those years will be treated as Excess withdrawals and may be subject to a withdrawal charge.

Disability, terminal illness, or confinement to nursing home.
The withdrawal charge also does not apply if:

(i) The owner has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the owner's life expectancy is six months or less; or

(iii) The owner has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

       - its main function is to provide skilled, intermediate, or custodial nursing care;
       - it provides continuous room and board to three or more persons;
       - it is supervised by a registered nurse or licensed practical nurse;
       - it keeps daily medical records of each patient;
       - it controls and records all medications dispensed; and
       - its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Contact our processing office for more information.

The withdrawal charge does not apply to contracts issued in certain exchange programs that may be offered to owners of eligible contracts. Any such program will be described in the prospectus for the eligible contracts. Please contact one of our Corporate Retirement Support Group representatives for more information.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuitization option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.


CHARGES THAT THE TRUST DEDUCTS

The EQ Advisors Trust deducts charges for the following types of fees and expenses:

o Management fees of 0.10%.

o   12b-1 fees of 0.10%.

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o   Investment related expenses such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of the Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. The portfolios available under the contract in turn invest in shares of other portfolios of EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectus for the Trust.


GROUP OR SPONSORED ARRANGEMENTS

For certain sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may offer variable


30  Charges and expenses
investment options that invest in shares of the Trust that are not subject to the 12b-1 fee. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA"), or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


                                                        Charges and expenses  31

6. Effect of death

--------------------------------------------------------------------------------

For Single life contracts, if you die while the contract is in force, the contract terminates and any remaining account value is paid to your Beneficiary. For Joint life contracts, the remaining account value is paid to the named Beneficiary upon the death of the last surviving owner or successor owner.

If you have selected an annuitization option and death occurs on or after the annuity commencement date, the terms of the elected annuitization option supplementary contract will be followed.


YOUR BENEFICIARY AND PAYMENT OF ANY REMAINING ACCOUNT VALUE

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

The death benefit is equal to your account value. We determine the amount of the death benefit as of the date we receive satisfactory proof of the owner's or successor owner's death (as applicable), any required instructions for the method of payment, forms necessary to effect payment and any other information we may require.

We will pay any remaining account value to the beneficiary in the form of the annuitization option you have chosen. If you have not chosen an annuitization option as of the time the account value becomes payable, the beneficiary will receive the death benefit in a single sum. Payment of the account value in a single sum terminates all rights and any applicable guarantees under the contract, including the benefit. Subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the account value to one or more annuitization options we offer at the time. See "Your annuitization options" in "Accessing your money" earlier in this Prospectus. Please note that any annuitization option chosen may not extend beyond the life expectancy of the beneficiary.


32  Effect of death

7.  Tax information

--------------------------------------------------------------------------------

OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Crossings(SM) contracts owned by United States individual taxpayers. The tax rules differ depending on whether the contract is a traditional IRA or Roth IRA. Therefore, we discuss the tax aspects of both types of contracts separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict, what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


As discussed below in this Prospectus, Individual Retirement Arrangements ("IRAs") are available in the form of an individual retirement annuity contract such as Crossings(SM) or an individual retirement account. Both types of arrangements qualify for tax deferral. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the death benefit, the Lifetime Income Benefit, its selection of variable investment options, and its choices of annuitization options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the variable investment options that you elect.


Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding traditional IRAs. You should consider the potential implication of these Regulations before you purchase this annuity contract.

TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o   Traditional IRAs, typically funded on a pre-tax basis, and

o   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional Rollover IRA or Roth Rollover IRA.


This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs.

We describe the amount and types of charges that may apply to your rollover/transfer payments under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus.

We have not applied for an opinion letter from the IRS approving the forms of the Crossings(SM) contract as a traditional or Roth IRA, respec-



                                                             Tax information  33
tively. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.


Your right to cancel within a certain number of days


You can cancel any version of the Crossings(SM) contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


Traditional individual retirement annuities (traditional IRAs)

Funding. Individuals may generally make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing
IRA:

o "regular" contributions out of earned income or compensation; or o tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

Rollover and transfer contributions to traditional IRAs


This Crossings(SM) IRA contract may be funded through rollovers or transfer of funds only and not through "regular" IRA contributions out of your current earnings. The initial contribution to your Crossings(SM) traditional IRA contract is a direct rollover from an eligible retirement plan.


Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o   qualified plans;

o   governmental employer 457(b) plans;

o 403(b) contracts (including Internal Revenue Code Section 403(b)(7) custodial accounts); and

o   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.


Any amount contributed to a a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


Rollovers from "eligible retirement plans" other than traditional IRAs


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. Although the tax rules permit a non-spousal death beneficiary to make direct rollover contributions to a traditional individual retirement arrangement under certain circumstances, we do not offer this contract to non-spousal beneficiaries of eligible retirement plans.


There are two ways to do rollovers:

o   Do it yourself:

    You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o   Direct rollover:

    You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.


All distributions from a 403(b) plan TSA, qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:


o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o   hardship withdrawals; or

o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or

o   death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.


Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.


Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.


34  Tax information

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. A non-spousal death beneficiary under a qualified plan may also be able to make a direct rollover to an inherited IRA under certain circumstances. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions


If amounts that are not eligible to be rolled over are in fact rolled over to the Crossings(SM) IRA contract, they may be subject to a 6% excise tax, unless withdrawn as described in IRS Publication 590.


Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. A rollover will terminate or alter the Lifetime Income Benefit.


Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Required minimum distributions

Background on Regulations--Required Minimum Distributions. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed withdrawal benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your Required Beginning Date, which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made each year.

How you can calculate required minimum distributions.
There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS


                                                             Tax information  35
table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.


Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.


Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuitization option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." If you elect our Automatic RMD service, any RMD payment we make to you on December 1st will not be treated as an Excess withdrawal as described earlier in this Prospectus under "Lifetime required minimum distribution withdrawals" in "Accessing your money." Even if you do not enroll in our service we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that -you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.


What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owners death. No distribution is required before that fifth year.

Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If


36  Tax information
the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special fed eral income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special fed eral income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method. We do not anticipate that lump sums will qualify for this exception if made before age 59-1/2.

Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."


The Crossings(SM) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.



Contributions to Roth IRAs

Individuals may generally make four different types of contributions to a Roth
IRA:

o   regular after-tax contributions out of earnings; or


o taxable rollover contributions from traditional IRAs or other eli gible retirement plans ("conversion rollover" contributions); or


o   tax-free rollover contributions from other Roth arrangements; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").


This Crossings(SM) Roth IRA contract may be funded through rollovers or transfers of funds only and not through "regular" Roth IRA after-tax contributions. The initial contribution must be a rollover from a designated Roth account under a 401(k) plan.



Rollovers and direct transfers


What is the difference between rollover and direct transfer transactions?


The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).


You may make rollover contributions to a Roth IRA from these sources only:

o   another Roth IRA;


o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two- year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");



o a "designated Roth contribution account" under a 401(k) plan or a 403(b) plan (direct or 60-day); or



o from non-Roth accounts under another eligible retirement plan, subject to limits specified below under "Conversion rollover contributions to Roth IRAs."


You may make direct transfer contributions to a Roth IRA only from another Roth IRA.


We are not accepting conversion rollover contributions at this time.


You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth


                                                             Tax information  37

IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.


The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree. This may terminate or alter the Lifetime Income Benefit.



CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS


In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Beginning in 2008, amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code Section 401(a) qualified plan, a 403(b) plan, and a governmental employer Section 457(b) plan. You must meet AGI limits specified below.


Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. In the case of a traditional IRA conversion rollover for example, we are required to withhold 10% federal income tax from the amount treated as converted unless you properly elect out of such withholding. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

The following rules apply until 2010: You cannot make conversion rollover contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the conversion rollover. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA or other eligible retirement plan.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.


Withdrawals, payments and transfers of funds out of Roth
IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.


Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o   Rollovers from a Roth IRA to another Roth IRA;

o   Direct transfers from a Roth IRA to another Roth IRA;

o   Qualified distributions from a Roth IRA; and

o   Return of excess contributions or amounts recharacterized to a traditional
    IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o   you are age 59-1/2; or older or

o   you die; or

o   you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).


38  Tax information

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1) Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

    (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

    (b) Nontaxable portion.

(3) Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain with any custodian or issuer are added together.

(2) All regular contributions made during and for the year (contribu tions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2008 and the conversion contribution is made in 2009, the conversion contribution is treated as contributed prior to other conversion contributions made in 2009.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


Required minimum distributions during life

Lifetime required minimum distributions do not apply.


Required minimum distributions at death

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.


Borrowing and loans are prohibited transactions

Same as traditional IRA.


Excess contributions

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.


Early distribution penalty tax)

Same as traditional IRA.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING


We must withhold federal income tax from distributions from individual retirement annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number (Social Security Number in the case of an individual) and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.


You should note the following special situations:


o We might have to withhold and/or report on amounts we pay under a free look or cancellation.


o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documenta-


                                                             Tax information  39
tion in the case of payments made to non-United States persons and United
States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

Different withholding rules apply to "periodic" and "non-periodic" payments. Periodic annuity payments are made under a supplementary contract. For example, unless you specify a different number of withholding exemptions, we withhold from a periodic annuity payment assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $18,720 in periodic annuity payments in 2008, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals)

For a non-periodic distribution (total surrender or partial withdrawal including Guaranteed annual payments), we withhold at a flat 10% rate. We apply that rate to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.


40  Tax information

8. More information

--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT A
Each variable investment option is a subaccount of Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts are based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within the Separate Account invests solely in Class IA/A or IB/B shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, either Separate Account, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate each Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against each Separate Account or a variable investment option directly);

(5) to deregister the Separate Accounts under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to the Separate Accounts;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

ABOUT EQ ADVISORS TRUST

The EQ Advisors Trust (the "Trust") is registered under the Investment Company Act of 1940. It is classified as "open-end management investment companies," more commonly called mutual funds. The Trust issues different shares relating to each portfolio.

The Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on the Trust's shares are reinvested in full. The Board of Trustees of the Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about the Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectus for the Trust, which accompanies this Prospectus, or in the respective SAI, which are available upon request.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such


                                                            More information  41
transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have its signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:


         - on a non-business day;
         - after 4:00 p.m. Eastern Time on a business day; or
         - after an early close of regular trading on the NYSE on a business day.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.


ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trust, we have the right to vote on certain matters involving the portfolios, such as:

o   the election of trustees;

o the formal approval of independent public accounting firms selected for the Trust; or

o any other matters described in each prospectus for the Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

The Trust sells its shares to AXA Equitable separate accounts in connection with AXA Equitable's annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. The Trust also sells its shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of the Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that the Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuitization option may cast the number of


42  More information
votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-877-999-7384.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You cannot assign or transfer ownership of an IRA contract except by surrender to us. Loans are not available and you cannot assign an IRA, contract as security for a loan or other obligation.

You may direct the transfer of the values under your IRA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by AXA Advisors, LLC ("AXA Advisors"). AXA Advisors serves as a principal underwriter of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable and is under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). AXA Advisors also acts as a distributor for other AXA Equitable life and annuity products.

Compensation paid to AXA Advisors is based on contributions made on the contracts and will generally not exceed 6% of total contributions.


Our Corporate Retirement Support Representatives are salaried employees of AXA Equitable and are registered representatives of AXA Advisors, LLC. These individuals perform marketing and service functions under the Crossings(SM) contract. AXA Equitable pays no sales commission with respect to units of interest in Separate Account A, however, incentive compensation may be paid on a periodic basis to these employees.


AXA Advisors receives 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. AXA Advisors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid by AXA Equitable to AXA Advisors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.


                                                            More information  43

Appendix I: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND THE LIFETIME INCOME BENEFIT

The following tables illustrate the changes in the account value and cash value under certain hypothetical circumstances for a Crossings(SM) contract. The table illustrates the operation of a contract based on a single $100,000 contribution for a Single life contract, owner age 65 at issue, with payments under the Maximum payment plan. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be -2.09% and 3.91% for the Crossings(SM) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.10%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.79% and (3) 12b-1 fees equivalent to an effective annual rate of 0.10%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.


A-1 Appendix I: Hypothetical illustrations

Variable deferred annuity
$100,000 Single contribution and Maximum payment plan
Single life, Owner issue age 65
Benefits:
   Lifetime Income Benefit

                           Payments*               Account Value               Cash Value
          Contract   ---------------------   -------------------------   -----------------------
 Age       Year          0%          6%           0%            6%           0%           6%
------   ---------     -----       -----       -------       -------       ------       ------
65            1            0           0       100,000       100,000       98,000       98,000
66            2        5,000       5,000        92,910        98,910       90,910       96,910
67            3        5,000       5,000        85,968        97,777       83,968       95,777
68            4        5,000       5,000        79,171        96,600       79,171       96,600
69            5        5,000       5,000        72,517        95,378       72,517       95,378
70            6        5,000       5,000        66,001        94,107       66,001       94,107
71            7        5,000       5,000        59,622        92,786       59,622       92,786
72            8        5,000       5,000        53,376        91,414       53,376       91,414
73            9        5,000       5,000        47,260        89,989       47,260       89,989
74           10        5,000       5,000        41,272        88,507       41,272       88,507
79           15        5,000       5,000        13,159        80,184       13,159       80,184
84           20        5,000       5,000             0        70,102            0       70,102
89           25        5,000       5,000             0        57,889            0       57,889
94           30        5,000       5,000             0        43,093            0       43,093
95           31        5,000       5,000             0        39,778            0       39,778

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value and cash value for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

*   Payments are made while either the owner or the successor owner is living.


                                      Appendix I: Hypothetical illustrations A-2

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND THE CROSSINGS(SM) BENEFIT

The following tables illustrate the changes in the account value and cash value under certain hypothetical circumstances for a Crossings(SM) contract. The table illustrates the operation of a contract based on a single $100,000 contribution for a Joint life contract, owner and successor owner both age 65 at issue, with payments under the Maximum payment plan. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be -2.24% and 3.76% for the Crossings(SM) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.10%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.79% and (3) 12b-1 fees equivalent to an effective annual rate of 0.10%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.


A-3 Appendix I: Hypothetical illustrations

Variable deferred annuity
$100,000 Single contribution and Maximum payment plan
Joint life, Owner / Successor owner both issue age 65
Benefits:
   Lifetime Income Benefit

                          Payments*               Account Value               Cash Value
         Contract   ---------------------   -------------------------   -----------------------
Age       Year          0%          6%           0%            6%           0%           6%
------   ---------    -----       -----       -------       -------       ------       ------
 65          1            0           0       100,000       100,000       98,000       98,000
 66          2        5,000       5,000        92,760        98,760       90,760       96,760
 67          3        5,000       5,000        85,682        97,473       83,682       95,473
 68          4        5,000       5,000        78,763        96,138       78,763       96,138
 69          5        5,000       5,000        71,999        94,753       71,999       94,753
 70          6        5,000       5,000        65,386        93,316       65,386       93,316
 71          7        5,000       5,000        58,921        91,825       58,921       91,825
 72          8        5,000       5,000        52,601        90,277       52,601       90,277
 73          9        5,000       5,000        46,423        88,672       46,423       88,672
 74         10        5,000       5,000        40,383        87,006       40,383       87,006
 79         15        5,000       5,000        12,154        77,688       12,154       77,688
 84         20        5,000       5,000             0        66,482            0       66,482
 89         25        5,000       5,000             0        53,004            0       53,004
 94         30        5,000       5,000             0        36,795            0       36,795
 95         31        5,000       5,000             0        33,178            0       33,178

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value and cash value for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

*   Payments are made while either the owner or the successor owner is living.



                                      Appendix I: Hypothetical illustrations A-4

Appendix II: State contract variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus.



STATES WHERE CERTAIN CROSSINGS(SM) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAVE CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:




----------------------------------------------------------------------------------------------------------------------------------
 State        Features and Benefits                                    Availability or Variations
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA   See "Contract features and benefits"--"Your right to    If you reside in the state of California and you are age 60
             cancel within a certain number of days"                 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it. Your refund will be equal to your
                                                                     account value on the date we receive your request to cancel at our processing office.
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK     See "Crossings(SM) at a glance -- key features"         Owner issue ages: 50-85

             See "Contract features and benefits" -- "6% deferral    For Joint Life contracts when the younger of the owner or
             bonus"                                                  successor owner is under age 59-1/2, the deferral bonus
                                                                     described in this section is 4%.

             See "Contract features and benefits" -- "Your right to  In addition to returning the contract to our Processing
             cancel within a certain number of days"                 Office, as described in this section, you may also return it to the financial professional who sold you the contract.

             See "Accessing your money" -- "The amount applied       For fixed annuity period certain payout options only, the
             to purchase an annuitization option"                    amount applied to the annuity benefit is the greater of the cash value or 95% of what the account value would be if no withdrawal charge is applied. The income provided, however, will never be less than what would be provided by applying the account value to the guaranteed annuity purchase factors.

             See "Accessing your money" -- "Your contract's          The maturity date by which you must take a lump sum withdrawal
             maturity date"                                          or select an annuity payout option is as follows:

                                                                     Issue age       Maximum
                                                                     ---------       Annuitization Age
                                                                                     -----------------
                                                                      50-80               90
                                                                        81                91
                                                                        82                92
                                                                        83                93
                                                                        84                94
                                                                        85                95
----------------------------------------------------------------------------------------------------------------------------------


B-1 Appendix II: State contract variations of certain features and benefits

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page
Who is AXA Equitable?                                                        2
Calculating unit values                                                      2
Custodian and independent registered public accounting firm                  2
Distribution of the contracts                                                2
Financial statements                                                         2



How to Obtain a Crossings(SM) Statement of Additional Information for Separate Account A

Please call 877-999-7384 or send this request form to:
 AXA Equitable
 Crossings(SM)
 P.O. Box 4704
 Syracuse, NY 13221-4704


--------------------------------------------------------------------------------

Please send me a Crossings(SM) SAI for Separate Account A dated May 1, 2008.



--------------------------------------------------------------------------------

Name



--------------------------------------------------------------------------------

Address



--------------------------------------------------------------------------------
City                            State                    Zip








                                                                         X02089

                                                           Crossings(SM) Annuity

Crossings

A variable deferred annuity contract


STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2008


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for Crossings dated May 1, 2008. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."


A copy of the prospectus is available free of charge by writing the processing office at P.O. Box 4956, Syracuse, NY 13221-4956, or calling 1-877-999-7384, or by contacting your financial professional.


TABLE OF CONTENTS

Who is AXA Equitable?                                                        2

Calculating unit values                                                      2

Custodian and independent registered public accounting firm                  2

Distribution of the contracts                                                2

Financial statements                                                         2




              Copyright 2008. AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                 New York, New York 10104. All rights reserved.


                                                                          x02089

WHO IS AXA EQUITABLE?


AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.



CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for the Crossings annuity may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

      ( a )
      (---)  - c
      ( b )

where:

(a) is the value of the variable investment option's shares of the cor responding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the Trust. This share value is after deduction for investment advisory fees and direct expenses of the Trust.

(b) is the value of the variable investment option's shares of the cor responding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c) is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trust owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2007 and for each of the two years in the period ended December 31, 2007 and the consolidated financial statements of AXA Equitable at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 are included in this SAI in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable for the year ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the Consolidated Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein L.P. and (ii) the Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") for the year ended December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was AllianceBerstein's independent registered public accounting firm for the year ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.



DISTRIBUTION OF THE CONTRACTS

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2007, 2006 and 2005. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $731,920,627 in 2007, $672,531,658 in 2006 and $588,734,659 in 2005. Of these amounts, for each of these three years, AXA Advisors retained $386,036,299, $339,484,801 and $293,075,553, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A


INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting
   Firm................................................................    FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2007.............    FSA-3
   Statements of Operations for the Year Ended December 31, 2007.......   FSA-32
   Statements of Changes in Net Assets for the Years Ended
      December 31, 2007 and 2006.......................................   FSA-43
   Notes to Financial Statements.......................................   FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................      F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2007 and 2006.............      F-4
   Consolidated Statements of Earnings, Years Ended December 31, 2007,
      2006 and 2005....................................................      F-5
   Consolidated Statements of Shareholder's Equity and Comprehensive
      Income, Years Ended December 31, 2007, 2006 and 2005.............      F-6
   Consolidated Statements of Cash Flows, Years Ended December 31,
      2007, 2006 and 2005..............................................      F-7
   Notes to Consolidated Financial Statements..........................      F-9



                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2007 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 9, 2007


                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                                                      AXA Aggressive    AXA Conservative   AXA Conservative-Plus
                                                        Allocation         Allocation            Allocation
                                                     ----------------   ----------------   ---------------------
Assets:
Investments in shares of The Trusts, at fair value   $    161,377,875   $     44,775,311   $          80,094,710
Receivable for The Trusts shares sold ............                 --                 --                      --
Receivable for policy-related transactions .......            326,798            201,961                 315,706
                                                     ----------------   ----------------   ---------------------
  Total assets ...................................        161,704,673         44,977,272              80,410,416
                                                     ----------------   ----------------   ---------------------
Liabilities:
Payable for The Trusts shares purchased ..........            326,798            201,961                 315,706
Payable for policy-related transactions ..........                 --                 --                      --
                                                     ----------------   ----------------   ---------------------
  Total liabilities ..............................            326,798            201,961                 315,706
                                                     ----------------   ----------------   ---------------------
Net Assets .......................................   $    161,377,875   $     44,775,311   $          80,094,710
                                                     ================   ================   =====================
Net Assets:
Accumulation Units ...............................        161,375,902         44,770,678              80,091,780
Contracts in payout (annuitization) period .......                 --                 --                      --
Retained by AXA Equitable in Separate Account A ..              1,973              4,633                   2,930
                                                     ----------------   ----------------   ---------------------
Total net assets .................................   $    161,377,875   $     44,775,311   $          80,094,710
                                                     ================   ================   =====================
Investments in shares of The Trusts, at cost .....   $    164,087,145   $     45,608,467   $          81,449,579
The Trusts shares held
 Class A .........................................                 --                 --                      --
 Class B .........................................         10,992,371          4,106,688               6,909,254


                                                       AXA Moderate     AXA Moderate-Plus    EQ/AllianceBernstein
                                                        Allocation          Allocation           Common Stock
                                                     ----------------   ------------------   ---------------------
Assets:
Investments in shares of The Trusts, at fair value   $  1,761,631,756   $      513,807,219   $       3,677,531,119
Receivable for The Trusts shares sold ............                 --                   --               4,611,071
Receivable for policy-related transactions .......          4,039,609            1,394,497                      --
                                                     ----------------   ------------------   ---------------------
  Total assets ...................................      1,765,671,365          515,201,716           3,682,142,190
                                                     ----------------   ------------------   ---------------------
Liabilities:
Payable for The Trusts shares purchased ..........             72,340            1,394,497                      --
Payable for policy-related transactions ..........                 --                   --               2,330,026
                                                     ----------------   ------------------   ---------------------
  Total liabilities ..............................             72,340            1,394,497               2,330,026
                                                     ----------------   ------------------   ---------------------
Net Assets .......................................   $  1,765,599,025   $      513,807,219   $       3,679,812,164
                                                     ================   ==================   =====================
Net Assets:
Accumulation Units ...............................      1,757,188,352          513,806,130           3,655,646,294
Contracts in payout (annuitization) period .......          8,410,673                   --              24,165,870
Retained by AXA Equitable in Separate Account A ..                 --                1,089                      --
                                                     ----------------   ------------------   ---------------------
Total net assets .................................   $  1,765,599,025   $      513,807,219   $       3,679,812,164
                                                     ================   ==================   =====================
Investments in shares of The Trusts, at cost .....   $  1,606,323,470   $      513,985,300   $       3,413,769,277
The Trusts shares held
 Class A .........................................         93,041,952                   --             172,848,651
 Class B .........................................         10,027,603           36,834,903               8,647,126

                                                                EQ/AllianceBernstein
                                                                    Intermediate
                                                                     Government
                                                                     Securities
                                                               ---------------------
Assets:
Investments in shares of The Trusts, at fair value .........   $         121,962,632
Receivable for The Trusts shares sold ......................                   2,924
Receivable for policy-related transactions .................                 301,232
                                                               ---------------------
  Total assets .............................................             122,266,788
                                                               ---------------------
Liabilities:
Payable for The Trusts shares purchased ....................                      --
Payable for policy-related transactions ....................                      --
                                                               ---------------------
  Total liabilities ........................................                      --
                                                               ---------------------
Net Assets .................................................   $         122,266,788
                                                               =====================
Net Assets:
Accumulation Units .........................................             121,757,066
Contracts in payout (annuitization) period .................                 509,722
Retained by AXA Equitable in Separate Account A ............                      --
                                                               ---------------------
Total net assets ...........................................   $         122,266,788
                                                               =====================
Investments in shares of The Trusts, at cost ...............   $         124,214,462
The Trusts shares held
 Class A ...................................................               9,202,409
 Class B ...................................................               3,143,572

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                               EQ/AllianceBernstein   EQ/AllianceBernstein
                                                                  International         Large Cap Growth

                                                               --------------------   --------------------
Assets:
Investments in shares of The Trusts, at fair value .........   $        964,792,596   $        145,863,839
Receivable for The Trusts shares sold ......................                 44,804                     --
Receivable for policy-related transactions .................                     --                 30,637
                                                               --------------------   --------------------
  Total assets .............................................            964,837,400            145,894,476
                                                               --------------------   --------------------
Liabilities:
Payable for The Trusts shares purchased ....................                     --                 30,637
Payable for policy-related transactions ....................                 44,804                     --
                                                               --------------------   --------------------
  Total liabilities ........................................                 44,804                 30,637
                                                               --------------------   --------------------
Net Assets .................................................   $        964,792,596   $        145,863,839
                                                               ====================   ====================
Net Assets:
Accumulation Units .........................................            960,791,339            145,853,774
Contracts in payout (annuitization) period .................              3,047,028                     --
Retained by AXA Equitable in Separate Account A ............                954,229                 10,065
                                                               --------------------   --------------------
Total net assets ...........................................   $        964,792,596   $        145,863,839
                                                               ====================   ====================
Investments in shares of The Trusts, at cost ...............   $        775,260,242   $        119,499,122
The Trusts shares held
 Class A ...................................................             58,230,287                     --
 Class B ...................................................              8,562,124             16,657,015


                                                               EQ/AllianceBernstein   EQ/AllianceBernstein   EQ/AllianceBernstein
                                                                   Quality Bond         Small Cap Growth            Value
                                                               --------------------   --------------------   --------------------
Assets:
Investments in shares of The Trusts, at fair value .........   $        157,148,978   $        391,511,183   $      1,508,331,322
Receivable for The Trusts shares sold ......................                126,557                     --                857,895
Receivable for policy-related transactions .................                     --                199,602                     --
                                                               --------------------   --------------------   --------------------
  Total assets .............................................            157,275,535            391,710,785          1,509,189,217
                                                               --------------------   --------------------   --------------------
Liabilities:
Payable for The Trusts shares purchased ....................                     --                190,851                     --
Payable for policy-related transactions ....................                  1,508                     --              1,788,893
                                                               --------------------   --------------------   --------------------
  Total liabilities ........................................                  1,508                190,851              1,788,893
                                                               --------------------   --------------------   --------------------
Net Assets .................................................   $        157,274,027   $        391,519,934   $      1,507,400,324
                                                               ====================   ====================   ====================
Net Assets:
Accumulation Units .........................................            156,435,661            389,336,898          1,500,223,005
Contracts in payout (annuitization) period .................                838,366              2,183,036              7,127,679
Retained by AXA Equitable in Separate Account A ............                     --                     --                 49,640
                                                               --------------------   --------------------   --------------------
Total net assets ...........................................   $        157,274,027   $        391,519,934   $      1,507,400,324
                                                               ====================   ====================   ====================
Investments in shares of The Trusts, at cost ...............   $        160,834,863   $        363,799,932   $      1,616,746,325
The Trusts shares held
 Class A ...................................................             12,395,490             20,286,076             88,938,730
 Class B ...................................................              3,430,714              3,728,659             16,802,872

                                                                                     EQ/AXA
                                                                                   Rosenberg
                                                                  EQ/Ariel        Value Long/
                                                               Appreciation II    Short Equity
                                                               ---------------   ---------------
Assets:
Investments in shares of The Trusts, at fair value .........   $     3,237,190   $     8,993,345
Receivable for The Trusts shares sold ......................               993                --
Receivable for policy-related transactions .................                --            95,656
                                                               ---------------   ---------------
  Total assets .............................................         3,238,183         9,089,001
                                                               ---------------   ---------------
Liabilities:
Payable for The Trusts shares purchased ....................                --            95,656
Payable for policy-related transactions ....................               993                --
                                                               ---------------   ---------------
  Total liabilities ........................................               993            95,656
                                                               ---------------   ---------------
Net Assets .................................................   $     3,237,190   $     8,993,345
                                                               ===============   ===============
Net Assets:
Accumulation Units .........................................         3,236,464         8,989,226
Contracts in payout (annuitization) period .................                --                --
Retained by AXA Equitable in Separate Account A ............               726             4,119
                                                               ---------------   ---------------
Total net assets ...........................................   $     3,237,190   $     8,993,345
                                                               ===============   ===============
Investments in shares of The Trusts, at cost ...............   $     3,281,793   $     9,098,693
The Trusts shares held
 Class A ...................................................                --                --
 Class B ...................................................           295,620           838,932

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                EQ/BlackRock      EQ/BlackRock       EQ/Boston
                                                                 Basic Value      International       Advisors
                                                                   Equity             Value         Equity Income
                                                               ---------------   ---------------   ---------------
Assets:
Investments in shares of The Trusts, at fair value .........   $   383,208,474   $   351,821,662   $    58,381,399
Receivable for The Trusts shares sold ......................                --           154,985                --
Receivable for policy-related transactions .................            42,376                --            88,404
                                                               ---------------   ---------------   ---------------
  Total assets .............................................       383,250,850       351,976,647        58,469,803
                                                               ---------------   ---------------   ---------------
Liabilities:
Payable for The Trusts shares purchased ....................            42,376                --            88,404
Payable for policy-related transactions ....................                --           154,985                --
                                                               ---------------   ---------------   ---------------
  Total liabilities ........................................            42,376           154,985            88,404
                                                               ---------------   ---------------   ---------------
Net Assets .................................................   $   383,208,474   $   351,821,662   $    58,381,399
                                                               ===============   ===============   ===============
Net Assets:
Accumulation Units .........................................       383,187,678       351,706,737        58,353,793
Contracts in payout (annuitization) period .................                --                --                --
Retained by AXA Equitable in Separate Account A ............            20,796           114,925            27,606
                                                               ---------------   ---------------   ---------------
Total net assets ...........................................   $   383,208,474   $   351,821,662   $    58,381,399
                                                               ===============   ===============   ===============
Investments in shares of The Trusts, at cost ...............   $   388,807,159   $   343,925,691   $    60,786,945
The Trusts shares held
 Class A ...................................................                --                --                --
 Class B ...................................................        24,407,514        21,811,064         8,894,437

                                                              EQ/Calvert     EQ/Capital    EQ/Capital    EQ/Caywood-Scholl
                                                               Socially       Guardian      Guardian         High Yield
                                                              Responsible      Growth       Research            Bond
                                                              ------------  ------------  ------------  ------------------
Assets:
Investments in shares of The Trusts, at fair value .........  $ 24,115,318  $ 18,094,190  $256,908,128  $       27,417,573
Receivable for The Trusts shares sold ......................            --       112,774        58,350                  --
Receivable for policy-related transactions .................        44,922            --            --              42,499
                                                              ------------  ------------  ------------  ------------------
  Total assets .............................................    24,160,240    18,206,964   256,966,478          27,460,072
                                                              ------------  ------------  ------------  ------------------
Liabilities:
Payable for The Trusts shares purchased ....................        44,922            --            --              42,499
Payable for policy-related transactions ....................            --       112,774        58,350                  --
                                                              ------------  ------------  ------------  ------------------
  Total liabilities ........................................        44,922       112,774        58,350              42,499
                                                              ------------  ------------  ------------  ------------------
Net Assets .................................................  $ 24,115,318  $ 18,094,190  $256,908,128  $       27,417,573
                                                              ============  ============  ============  ==================
Net Assets:
Accumulation Units .........................................    21,860,318    18,074,099   256,826,387          27,416,675
Contracts in payout (annuitization) period .................            --            --            --                  --
Retained by AXA Equitable in Separate Account A ............     2,255,000        20,091        81,741                 898
                                                              ------------  ------------  ------------  ------------------
Total net assets ...........................................  $ 24,115,318  $ 18,094,190  $256,908,128  $       27,417,573
                                                              ============  ============  ============  ==================
Investments in shares of The Trusts, at cost ...............  $ 22,733,229  $ 17,599,068  $240,785,720  $       28,985,069
The Trusts shares held
 Class A ...................................................            --            --            --                  --
 Class B ...................................................     2,649,594     1,224,469    18,507,422           6,152,520

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                  EQ/Davis                       EQ/Evergreen
                                                                  New York        EQ/Equity      International
                                                                   Venture        500 Index           Bond
                                                               --------------   --------------   --------------
Assets:
Investments in shares of The Trusts, at fair value .........   $    6,152,404   $1,027,712,624   $   22,864,790
Receivable for The Trusts shares sold ......................               --               --               --
Receivable for policy-related transactions .................           51,438               --          207,077
                                                               --------------   --------------   --------------
  Total assets .............................................        6,203,842    1,027,712,624       23,071,867
                                                               --------------   --------------   --------------
Liabilities:
Payable for The Trusts shares purchased ....................           50,099          189,230          206,101
Payable for policy-related transactions ....................               --        1,185,580               --
                                                               --------------   --------------   --------------
  Total liabilities ........................................           50,099        1,374,810          206,101
                                                               --------------   --------------   --------------
Net Assets .................................................   $    6,153,743   $1,026,337,814   $   22,865,766
                                                               ==============   ==============   ==============
Net Assets:
Accumulation Units .........................................        6,153,743    1,021,426,206       22,865,766
Contracts in payout (annuitization) period .................               --        4,911,608               --
Retained by AXA Equitable in Separate Account A ............               --               --               --
                                                               --------------   --------------   --------------
Total net assets ...........................................   $    6,153,743   $1,026,337,814   $   22,865,766
                                                               ==============   ==============   ==============
Investments in shares of The Trusts, at cost ...............   $    6,221,486   $  938,923,999   $   22,212,662
The Trusts shares held
 Class A ...................................................               --       35,354,987               --
 Class B ...................................................          552,873        4,121,422        2,124,924

                                                                                                                   EQ/Franklin
                                                                EQ/Evergreen        EQ/FI         EQ/Franklin       Small Cap
                                                                    Omega          Mid Cap           Income           Value
                                                               --------------   --------------   --------------   --------------
Assets:
Investments in shares of The Trusts, at fair value .........   $   28,728,234   $  364,157,306   $   86,647,941   $    6,400,916
Receivable for The Trusts shares sold ......................           11,310               --               --            1,980
Receivable for policy-related transactions .................               --          372,469          332,907               --
                                                               --------------   --------------   --------------   --------------
  Total assets .............................................       28,739,544      364,529,775       86,980,848        6,402,896
                                                               --------------   --------------   --------------   --------------
Liabilities:
Payable for The Trusts shares purchased ....................               --          372,469          331,061               --
Payable for policy-related transactions ....................           11,310               --               --            1,044
                                                               --------------   --------------   --------------   --------------
  Total liabilities ........................................           11,310          372,469          331,061            1,044
                                                               --------------   --------------   --------------   --------------
Net Assets .................................................   $   28,728,234   $  364,157,306   $   86,649,787   $    6,401,852
                                                               ==============   ==============   ==============   ==============
Net Assets:
Accumulation Units .........................................       28,671,173      364,140,874       86,649,787        6,401,852
Contracts in payout (annuitization) period .................               --               --               --               --
Retained by AXA Equitable in Separate Account A ............           57,061           16,432               --               --
                                                               --------------   --------------   --------------   --------------
Total net assets ...........................................   $   28,728,234   $  364,157,306   $   86,649,787   $    6,401,852
                                                               ==============   ==============   ==============   ==============
Investments in shares of The Trusts, at cost ...............   $   28,952,622   $  390,284,264   $   90,780,603   $    6,947,863
The Trusts shares held
 Class A ...................................................               --               --               --               --
 Class B ...................................................        3,163,541       36,574,815        8,430,425          650,464

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                               EQ/Franklin
                                                                Templeton      EQ/GAMCO        EQ/GAMCO
                                                                 Founding      Mergers and   Small Company
                                                                 Strategy     Acquisitions       Value
                                                               ------------   ------------   ------------
Assets:
Investments in shares of The Trusts, at fair value .........   $ 27,826,791   $ 12,894,827   $127,589,633
Receivable for The Trusts shares sold ......................             --             --             --
Receivable for policy-related transactions .................        121,348         34,912        256,948
                                                               ------------   ------------   ------------
  Total assets .............................................     27,948,139     12,929,739    127,846,581
                                                               ------------   ------------   ------------
Liabilities:
Payable for The Trusts shares purchased ....................        120,989         34,912        253,491
Payable for policy-related transactions ....................             --             --             --
                                                               ------------   ------------   ------------
  Total liabilities ........................................        120,989         34,912        253,491
                                                               ------------   ------------   ------------
Net Assets .................................................   $ 27,827,150   $ 12,894,827   $127,593,090
                                                               ============   ============   ============
Net Assets:
Accumulation Units .........................................     27,827,150     12,892,220    127,593,089
Contracts in payout (annuitization) period .................             --             --             --
Retained by AXA Equitable in Separate Account A ............             --          2,607             --
                                                               ------------   ------------   ------------
Total net assets ...........................................   $ 27,827,150   $ 12,894,827   $127,593,090
                                                               ============   ============   ============
Investments in shares of The Trusts, at cost ...............   $ 28,821,549   $ 13,444,264   $128,360,031
The Trusts shares held
 Class A ...................................................             --             --             --
 Class B ...................................................      2,902,912      1,054,132      4,039,305

                                                                                               EQ/JPMorgan
                                                         EQ/International    EQ/JPMorgan          Value         EQ/Legg Mason
                                                               Growth         Core Bond       Opportunities      Value Equity
                                                         ----------------  ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     37,401,590  $    138,134,888  $     64,848,110  $     20,937,673
Receivable for The Trusts shares sold .................                --                --            83,317                --
Receivable for policy-related transactions ............           103,721            94,789                --            24,383
                                                         ----------------  ----------------  ----------------  ----------------
  Total assets ........................................        37,505,311       138,229,677        64,931,427        20,962,056
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............           103,721            94,789                --            24,383
Payable for policy-related transactions ...............                --                --            83,317                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total liabilities ...................................           103,721            94,789            83,317            24,383
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $     37,401,590  $    138,134,888  $     64,848,110  $     20,937,673
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................        37,400,922       138,131,000        64,820,214        20,937,106
Contracts in payout (annuitization) period ............                --                --                --                --
Retained by AXA Equitable in Separate Account A .......               668             3,888            27,896               567
                                                         ----------------  ----------------  ----------------  ----------------
Total net assets ......................................  $     37,401,590  $    138,134,888  $     64,848,110  $     20,937,673
                                                         ================  ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $     37,063,297  $    142,127,323  $     72,362,395  $     21,742,041
The Trusts shares held
 Class A ..............................................                --                --                --                --
 Class B ..............................................         5,163,619        12,774,034         5,562,993         2,035,231

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                         EQ/Lord Abbett
                                                             EQ/Long         Growth      EQ/Lord Abbett
                                                            Term Bond      and Income    Large Cap Core
                                                         --------------  --------------  --------------
Assets:
Investments in shares of The Trusts, at fair value ....  $   23,945,843  $   16,386,315  $    7,111,640
Receivable for The Trusts shares sold .................              --           7,289              --
Receivable for policy-related transactions ............          64,605              --           8,934
                                                         --------------  --------------  --------------
  Total assets ........................................      24,010,448      16,393,604       7,120,574
                                                         --------------  --------------  --------------
Liabilities:
Payable for The Trusts shares purchased ...............          64,605              --           8,934
Payable for policy-related transactions ...............              --           7,289              --
                                                         --------------  --------------  --------------
  Total liabilities ...................................          64,605           7,289           8,934
                                                         --------------  --------------  --------------
Net Assets ............................................  $   23,945,843  $   16,386,315  $    7,111,640
                                                         ==============  ==============  ==============
Net Assets:
Accumulation Units ....................................      23,944,275      16,386,021       7,108,178
Contracts in payout (annuitization) period ............              --              --              --
Retained by AXA Equitable in Separate Account A .......           1,568             294           3,462
                                                         --------------  --------------  --------------
Total net assets ......................................  $   23,945,843  $   16,386,315  $    7,111,640
                                                         ==============  ==============  ==============
Investments in shares of The Trusts, at cost ..........  $   23,481,464  $   16,778,594  $    6,919,218
The Trusts shares held
 Class A ..............................................              --              --              --
 Class B ..............................................       1,748,579       1,347,486         564,429


                                                         EQ/Lord Abbett      EQ/Marsico       EQ/Money        EQ/Montag &
                                                          Mid Cap Value        Focus           Market       Caldwell Growth
                                                         ---------------  ---------------  ---------------  ---------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    28,444,914  $   411,140,613  $   195,402,493  $    14,639,800
Receivable for The Trusts shares sold .................               --               --               --          227,015
Receivable for policy-related transactions ............           11,937          457,315               --               --
                                                         ---------------  ---------------  ---------------  ---------------
  Total assets ........................................       28,456,851      411,597,928      195,402,493       14,866,815
                                                         ---------------  ---------------  ---------------  ---------------
Liabilities:
Payable for The Trusts shares purchased ...............           11,937          449,216           55,294               --
Payable for policy-related transactions ...............               --               --        3,283,850          227,015
                                                         ---------------  ---------------  ---------------  ---------------
  Total liabilities ...................................           11,937          449,216        3,339,144          227,015
                                                         ---------------  ---------------  ---------------  ---------------
Net Assets ............................................  $    28,444,914  $   411,148,712  $   192,063,349  $    14,639,800
                                                         ===============  ===============  ===============  ===============
Net Assets:
Accumulation Units ....................................       28,441,647      411,148,712      191,268,865       14,636,656
Contracts in payout (annuitization) period ............               --               --          794,484               --
Retained by AXA Equitable in Separate Account A .......            3,267               --               --            3,144
                                                         ---------------  ---------------  ---------------  ---------------
Total net assets ......................................  $    28,444,914  $   411,148,712  $   192,063,349  $    14,639,800
                                                         ===============  ===============  ===============  ===============
Investments in shares of The Trusts, at cost ..........  $    31,747,217  $   377,885,581  $   195,688,379  $    14,172,726
The Trusts shares held
 Class A ..............................................               --               --      151,353,249               --
 Class B ..............................................        2,442,441       23,406,687       44,034,394        2,227,365

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                                              EQ/Oppenheimer
                                                            EQ/Mutual       EQ/Oppenheimer     Main Street
                                                             Shares             Global         Opportunity
                                                         ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     36,145,037  $     13,149,917  $      1,547,450
Receivable for The Trusts shares sold .................                --                --                --
Receivable for policy-related transactions ............            68,778            32,500            13,342
                                                         ----------------  ----------------  ----------------
  Total assets ........................................        36,213,815        13,182,417         1,560,792
                                                         ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............            68,467            31,822            13,342
Payable for policy-related transactions ...............                --                --                --
                                                         ----------------  ----------------  ----------------
  Total liabilities ...................................            68,467            31,822            13,342
                                                         ----------------  ----------------  ----------------
Net Assets ............................................  $     36,145,348  $     13,150,595  $      1,547,450
                                                         ================  ================  ================
Net Assets:
Accumulation Units ....................................        36,145,348        13,150,595         1,547,326
Contracts in payout (annuitization) period ............                --                --                --
Retained by AXA Equitable in Separate Account A .......                --                --               124
                                                         ----------------  ----------------  ----------------
Total net assets ......................................  $     36,145,348  $     13,150,595  $      1,547,450
                                                         ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $     37,143,280  $     13,412,009  $      1,666,442
The Trusts shares held
 Class A ..............................................                --                --                --
 Class B ..............................................         3,310,023         1,145,392           145,752

                                                         EQ/Oppenheimer
                                                           Main Street       EQ/PIMCO         EQ/Short        EQ/Small
                                                            Small Cap       Real Return     Duration Bond   Company Index
                                                         ---------------  ---------------  ---------------  ---------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     7,886,375  $    48,681,860  $    11,897,227  $   162,680,349
Receivable for The Trusts shares sold .................               --               --               --               --
Receivable for policy-related transactions ............           22,607          223,289           10,628           64,513
                                                         ---------------  ---------------  ---------------  ---------------
  Total assets ........................................        7,908,982       48,905,149       11,907,855      162,744,862
                                                         ---------------  ---------------  ---------------  ---------------
Liabilities:
Payable for The Trusts shares purchased ...............           22,057          223,065           10,628           64,513
Payable for policy-related transactions ...............               --               --               --               --
                                                         ---------------  ---------------  ---------------  ---------------
  Total liabilities ...................................           22,057          223,065           10,628           64,513
                                                         ---------------  ---------------  ---------------  ---------------
Net Assets ............................................  $     7,886,925  $    48,682,084  $    11,897,227  $   162,680,349
                                                         ===============  ===============  ===============  ===============
Net Assets:
Accumulation Units ....................................        7,886,925       48,682,084       11,896,551      162,622,359
Contracts in payout (annuitization) period ............               --               --               --               --
Retained by AXA Equitable in Separate Account A .......               --               --              676           57,990
                                                         ---------------  ---------------  ---------------  ---------------
Total net assets ......................................  $     7,886,925  $    48,682,084  $    11,897,227  $   162,680,349
                                                         ===============  ===============  ===============  ===============
Investments in shares of The Trusts, at cost ..........  $     8,526,894  $    47,068,455  $    11,989,316  $   176,513,176
The Trusts shares held
 Class A ..............................................               --               --               --               --
 Class B ..............................................          749,367        4,617,678        1,178,010       14,013,222

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                                                     EQ/UBS
                                                          EQ/T. Rowe Price     EQ/Templeton          Growth
                                                            Growth  Stock         Growth           and Income
                                                          ----------------   ----------------   ----------------
Assets:
Investments in shares of The Trusts, at fair value ....   $     86,064,257   $     29,894,083   $     27,120,710
Receivable for The Trusts shares sold .................                 --                 --                 --
Receivable for policy-related transactions ............             45,797             83,646             38,065
                                                          ----------------   ----------------   ----------------
  Total assets ........................................         86,110,054         29,977,729         27,158,775
                                                          ----------------   ----------------   ----------------
Liabilities:
Payable for The Trusts shares purchased ...............             38,267             81,367             38,065
Payable for policy-related transactions ...............                 --                 --                 --
                                                          ----------------   ----------------   ----------------
  Total liabilities ...................................             38,267             81,367             38,065
                                                          ----------------   ----------------   ----------------
Net Assets ............................................   $     86,071,787   $     29,896,362   $     27,120,710
                                                          ================   ================   ================
Net Assets:
Accumulation Units ....................................         86,071,787         29,896,362         27,120,037
Contracts in payout (annuitization) period ............                 --                 --                 --
Retained by AXA Equitable in Separate Account A .......                 --                 --                673
                                                          ----------------   ----------------   ----------------
Total net assets ......................................   $     86,071,787   $     29,896,362   $     27,120,710
                                                          ================   ================   ================
Investments in shares of The Trusts, at cost ..........   $     80,834,446   $     30,579,016   $     26,514,539
The Trusts shares held
 Class A ..............................................                 --                 --                 --
 Class B ..............................................          4,013,414          2,735,109          3,963,388

                                                                             EQ/Van Kampen    EQ/Van Kampen
                                                          EQ/Van Kampen    Emerging Markets      Mid Cap         EQ/Van Kampen
                                                             Comstock           Equity            Growth          Real Estate
                                                         ----------------  ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     22,805,643  $    635,075,899  $     45,962,888  $    131,044,381
Receivable for The Trusts shares sold .................            29,966           744,705                --            22,409
Receivable for policy-related transactions ............                --                --           278,306                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total assets ........................................        22,835,609       635,820,604        46,241,194       131,066,790
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............                --                --           278,306                --
Payable for policy-related transactions ...............            29,966           744,705                --            22,409
                                                         ----------------  ----------------  ----------------  ----------------
  Total liabilities ...................................            29,966           744,705           278,306            22,409
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $     22,805,643  $    635,075,899  $     45,962,888  $    131,044,381
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................        22,805,239       634,801,836        45,961,546       131,032,655
Contracts in payout (annuitization) period ............                --                --                --                --
Retained by AXA Equitable in Separate Account A .......               404           274,063             1,342            11,726
                                                         ----------------  ----------------  ----------------  ----------------
Total net assets ......................................  $     22,805,643  $    635,075,899  $     45,962,888  $    131,044,381
                                                         ================  ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $     24,198,553  $    594,656,261  $     45,313,008  $    169,631,530
The Trusts shares held
 Class A ..............................................                --                --                --                --
 Class B ..............................................         2,097,292        33,738,266         2,927,418        15,948,755

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                            MarketPLUS        MarketPLUS        MarketPLUS
                                                          International       Large Cap          Large Cap
                                                               Core              Core             Growth
                                                         ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    117,075,268  $     15,614,899  $    323,038,974
Receivable for The Trusts shares sold .................                --                --           114,238
Receivable for policy-related transactions ............            99,581            18,450                --
                                                         ----------------  ----------------  ----------------
  Total assets ........................................       117,174,849        15,633,349       323,153,212
                                                         ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............            99,581            18,450                --
Payable for policy-related transactions ...............                --                --           114,238
                                                         ----------------  ----------------  ----------------
  Total liabilities ...................................            99,581            18,450           114,238
                                                         ----------------  ----------------  ----------------
Net Assets ............................................  $    117,075,268  $     15,614,899  $    323,038,974
                                                         ================  ================  ================
Net Assets:
Accumulation Units ....................................       117,042,627        15,557,010       323,002,044
Contracts in payout (annuitization) period ............                --                --                --
Retained by AXA Equitable in Separate Account A .......            32,641            57,889            36,930
                                                         ----------------  ----------------  ----------------
Total net assets ......................................  $    117,075,268  $     15,614,899  $    323,038,974
                                                         ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $    122,456,037  $     16,594,350  $    225,485,312
The Trusts shares held
 Class A ..............................................                --                --                --
 Class B ..............................................         9,169,442         1,717,384        18,204,354

                                                            MarketPLUS     Multimanager
                                                             Mid Cap         Aggressive     Multimanager     Multimanager
                                                              Value            Equity         Core Bond       Health Care
                                                         ---------------  ---------------  ---------------  ---------------
Assets:
Investments in shares of The Trusts, at fair value ....  $   458,341,426  $   881,861,439  $    72,081,057  $    53,087,374
Receivable for The Trusts shares sold .................          243,987        1,230,817               --               --
Receivable for policy-related transactions ............               --           48,498           99,659           51,916
                                                         ---------------  ---------------  ---------------  ---------------
  Total assets ........................................      458,585,413      883,140,754       72,180,716       53,139,290
                                                         ---------------  ---------------  ---------------  ---------------
Liabilities:
Payable for The Trusts shares purchased ...............               --               --           81,250           51,916
Payable for policy-related transactions ...............          243,987               --               --               --
                                                         ---------------  ---------------  ---------------  ---------------
  Total liabilities ...................................          243,987               --           81,250           51,916
                                                         ---------------  ---------------  ---------------  ---------------
Net Assets ............................................  $   458,341,426  $   883,140,754  $    72,099,466  $    53,087,374
                                                         ===============  ===============  ===============  ===============
Net Assets:
Accumulation Units ....................................      458,308,124      881,237,355       72,099,466       51,627,520
Contracts in payout (annuitization) period ............               --        1,903,399               --               --
Retained by AXA Equitable in Separate Account A .......           33,302               --               --        1,459,854
                                                         ---------------  ---------------  ---------------  ---------------
Total net assets ......................................  $   458,341,426  $   883,140,754  $    72,099,466  $    53,087,374
                                                         ===============  ===============  ===============  ===============
Investments in shares of The Trusts, at cost ..........  $   584,400,336  $   857,859,625  $    71,078,886  $    53,330,483
The Trusts shares held
 Class A ..............................................               --       27,036,430               --          131,869
 Class B ..............................................       44,436,050          438,483        6,931,012        4,715,866

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                             Multimanager       Multimanager
                                                          Multimanager       International       Large Cap
                                                           High Yield           Equity          Core Equity
                                                         ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    181,635,435  $    121,747,382  $     23,716,571
Receivable for The Trusts shares sold .................           103,847            22,898                --
Receivable for policy-related transactions ............                --                --                --
                                                         ----------------  ----------------  ----------------
  Total assets ........................................       181,739,282       121,770,280        23,716,571
                                                         ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............                --                --             4,567
Payable for policy-related transactions ...............           101,866            22,898         1,431,194
                                                         ----------------  ----------------  ----------------
  Total liabilities ...................................           101,866            22,898         1,435,761
                                                         ----------------  ----------------  ----------------
Net Assets ............................................  $    181,637,416  $    121,747,382  $     22,280,810
                                                         ================  ================  ================
Net Assets:
Accumulation Units ....................................       180,748,969       121,698,606        22,280,810
Contracts in payout (annuitization) period ............           675,790                --                --
Retained by AXA Equitable in Separate Account A .......           212,657            48,776                --
                                                         ----------------  ----------------  ----------------
Total net assets ......................................  $    181,637,416  $    121,747,382  $     22,280,810
                                                         ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $    194,532,417  $    113,183,860  $     23,150,324
The Trusts shares held
 Class A ..............................................        25,669,641               422           121,261
 Class B ..............................................         8,363,458         7,444,920         1,911,747

                                                          Multimanager     Multimanager     Multimanager      Multimanager
                                                            Large Cap        Large Cap         Mid Cap          Mid Cap
                                                             Growth            Value           Growth            Value
                                                         ---------------  ---------------  ---------------  ---------------
Assets:
Investments in shares of The Trusts, at fair value ....  $    42,405,079  $    75,610,519  $    89,034,061  $    71,166,148
Receivable for The Trusts shares sold .................               --               --               --               --
Receivable for policy-related transactions ............           42,479           78,946           17,223           43,864
                                                         ---------------  ---------------  ---------------  ---------------
  Total assets ........................................       42,447,558       75,689,465       89,051,284       71,210,012
                                                         ---------------  ---------------  ---------------  ---------------
Liabilities:
Payable for The Trusts shares purchased ...............           42,479           78,946           17,223           43,864
Payable for policy-related transactions ...............               --               --               --               --
                                                         ---------------  ---------------  ---------------  ---------------
  Total liabilities ...................................           42,479           78,946           17,223           43,864
                                                         ---------------  ---------------  ---------------  ---------------
Net Assets ............................................  $    42,405,079  $    75,610,519  $    89,034,061  $    71,166,148
                                                         ===============  ===============  ===============  ===============
Net Assets:
Accumulation Units ....................................       41,221,183       73,951,605       88,997,616       71,135,000
Contracts in payout (annuitization) period ............               --               --               --               --
Retained by AXA Equitable in Separate Account A .......        1,183,896        1,658,914           36,445           31,148
                                                         ---------------  ---------------  ---------------  ---------------
Total net assets ......................................  $    42,405,079  $    75,610,519  $    89,034,061  $    71,166,148
                                                         ===============  ===============  ===============  ===============
Investments in shares of The Trusts, at cost ..........  $    43,830,533  $    79,808,237  $    92,123,784  $    80,383,501
The Trusts shares held
 Class A ..............................................          119,024          142,570               --               --
 Class B ..............................................        4,264,808        6,269,507        9,952,213        7,898,416

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                           Multimanager      Multimanager
                                                            Small Cap          Small Cap       Multimanager
                                                              Growth             Value          Technology
                                                         ----------------  ----------------  ----------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     59,642,217  $    174,570,686  $    129,882,753
Receivable for The Trusts shares sold .................                --            37,677                --
Receivable for policy-related transactions ............            57,017                --           113,884
                                                         ----------------  ----------------  ----------------
  Total assets ........................................        59,699,234       174,608,363       129,996,637
                                                         ----------------  ----------------  ----------------
Liabilities:
Payable for The Trusts shares purchased ...............            57,017                --           113,884
Payable for policy-related transactions ...............                --            37,677                --
                                                         ----------------  ----------------  ----------------
  Total liabilities ...................................            57,017            37,677           113,884
                                                         ----------------  ----------------  ----------------
Net Assets ............................................  $     59,642,217  $    174,570,686  $    129,882,753
                                                         ================  ================  ================
Net Assets:
Accumulation Units ....................................        59,581,126       174,548,466       129,708,644
Contracts in payout (annuitization) period ............                --                --                --
Retained by AXA Equitable in Separate Account A .......            61,091            22,220           174,109
                                                         ----------------  ----------------  ----------------
Total net assets ......................................  $     59,642,217  $    174,570,686  $    129,882,753
                                                         ================  ================  ================
Investments in shares of The Trusts, at cost ..........  $     65,826,101  $    212,186,000  $    112,090,547
The Trusts shares held
 Class A ..............................................                --                --             6,244
 Class B ..............................................         6,795,733        15,530,575        10,001,560


                                                          Target 2015      Target 2025       Target 2035      Target 2045
                                                           Allocation       Allocation        Allocation       Allocation
                                                         ---------------  ---------------  ---------------  ---------------
Assets:
Investments in shares of The Trusts, at fair value ....  $     7,847,027  $     9,226,897  $     4,736,229  $     3,404,200
Receivable for The Trusts shares sold .................               --               --               --               --
Receivable for policy-related transactions ............           33,412           21,942           34,996           21,431
                                                         ---------------  ---------------  ---------------  ---------------
  Total assets ........................................        7,880,439        9,248,839        4,771,225        3,425,631
                                                         ---------------  ---------------  ---------------  ---------------
Liabilities:
Payable for The Trusts shares purchased ...............           33,412           21,713           34,996           21,431
Payable for policy-related transactions ...............               --               --               --               --
                                                         ---------------  ---------------  ---------------  ---------------
  Total liabilities ...................................           33,412           21,713           34,996           21,431
                                                         ---------------  ---------------  ---------------  ---------------
Net Assets ............................................  $     7,847,027  $     9,227,126  $     4,736,229  $     3,404,200
                                                         ===============  ===============  ===============  ===============
Net Assets:
Accumulation Units ....................................        7,845,125        9,227,126        4,735,675        3,403,205
Contracts in payout (annuitization) period ............               --               --               --               --
Retained by AXA Equitable in Separate Account A .......            1,902               --              554              995
                                                         ---------------  ---------------  ---------------  ---------------
Total net assets ......................................  $     7,847,027  $     9,227,126  $     4,736,229  $     3,404,200
                                                         ===============  ===============  ===============  ===============
Investments in shares of The Trusts, at cost ..........  $     8,011,333  $     9,440,068  $     4,822,398  $     3,559,108
The Trusts shares held
 Class A ..............................................               --               --               --               --
 Class B ..............................................          723,255          836,934          422,614          305,028

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007



                                     Contract charges      Unit Value     Units Outstanding (000s)
                                     ----------------   ----------------  ------------------------
AXA Aggressive Allocation .........   Class B 0.50%         $ 162.11                  --
AXA Aggressive Allocation .........   Class B 0.70%         $ 160.73                  --
AXA Aggressive Allocation .........   Class B 0.90%         $ 159.36                   9
AXA Aggressive Allocation .........   Class B 0.95%         $ 159.02                 111
AXA Aggressive Allocation .........   Class B 1.20%         $ 157.32                 150
AXA Aggressive Allocation .........   Class B 1.25%         $  97.11                  --
AXA Aggressive Allocation .........   Class B 1.30%         $ 109.55                  20
AXA Aggressive Allocation .........   Class B 1.34%         $ 156.38                 741
AXA Aggressive Allocation .........   Class B 1.35%         $ 156.31                   3
AXA Aggressive Allocation .........   Class B 1.45%         $ 155.64                  --
AXA Conservative Allocation .......   Class B 0.50%         $ 122.65                  --
AXA Conservative Allocation .......   Class B 0.70%         $ 121.61                  --
AXA Conservative Allocation .......   Class B 0.90%         $ 120.57                   2
AXA Conservative Allocation .......   Class B 0.95%         $ 120.31                  40
AXA Conservative Allocation .......   Class B 1.20%         $ 119.03                 100
AXA Conservative Allocation .......   Class B 1.25%         $ 102.82                   1
AXA Conservative Allocation .......   Class B 1.30%         $ 106.00                   4
AXA Conservative Allocation .......   Class B 1.34%         $ 118.31                 231
AXA Conservative Allocation .......   Class B 1.35%         $ 118.26                  --
AXA Conservative Allocation .......   Class B 1.45%         $ 117.75                  --
AXA Conservative-Plus Allocation ..   Class B 0.50%         $ 130.56                  --
AXA Conservative-Plus Allocation ..   Class B 0.70%         $ 129.44                  --
AXA Conservative-Plus Allocation ..   Class B 0.90%         $ 128.34                   7
AXA Conservative-Plus Allocation ..   Class B 0.95%         $ 128.07                  64
AXA Conservative-Plus Allocation ..   Class B 1.20%         $ 126.70                 145
AXA Conservative-Plus Allocation ..   Class B 1.25%         $ 100.87                  --
AXA Conservative-Plus Allocation ..   Class B 1.30%         $ 106.51                  11
AXA Conservative-Plus Allocation ..   Class B 1.34%         $ 125.94                 406
AXA Conservative-Plus Allocation ..   Class B 1.35%         $ 125.88                   1
AXA Conservative-Plus Allocation ..   Class B 1.45%         $ 125.34                  --
AXA Moderate Allocation ...........   Class A 0.50%         $ 109.30                  --
AXA Moderate Allocation ...........   Class A 0.70%         $ 177.39                  --
AXA Moderate Allocation ...........   Class A 0.90%         $ 212.90                  67
AXA Moderate Allocation ...........   Class A 1.20%         $ 190.05                  27
AXA Moderate Allocation ...........   Class A 1.34%         $  66.55              17,845
AXA Moderate Allocation ...........   Class A 1.35%         $ 225.75                  83
AXA Moderate Allocation ...........   Class A 1.35%         $ 224.33               1,605
AXA Moderate Allocation ...........   Class A 1.45%         $ 144.38                   4
AXA Moderate Allocation ...........   Class B 0.50%         $ 127.43                  --
AXA Moderate Allocation ...........   Class B 0.70%         $ 177.39                   2
AXA Moderate Allocation ...........   Class B 0.70%         $ 137.65                   9
AXA Moderate Allocation ...........   Class B 0.90%         $ 133.43                  19
AXA Moderate Allocation ...........   Class B 0.90%         $ 150.62                  13
AXA Moderate Allocation ...........   Class B 0.95%         $ 134.78                 285
AXA Moderate Allocation ...........   Class B 1.20%         $ 144.41                 821
AXA Moderate Allocation ...........   Class B 1.25%         $  99.38                   3
AXA Moderate Allocation ...........   Class B 1.30%         $ 107.96                  66


                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                          Contract charges      Unit Value     Units Outstanding (000s)
                                                          ----------------   ----------------  ------------------------
AXA Moderate-Plus Allocation ..........................    Class B 0.50%          $ 153.90                 --
AXA Moderate-Plus Allocation ..........................    Class B 0.70%          $ 152.59                  1
AXA Moderate-Plus Allocation ..........................    Class B 0.90%          $ 151.29                 35
AXA Moderate-Plus Allocation ..........................    Class B 0.95%          $ 150.97                385
AXA Moderate-Plus Allocation ..........................    Class B 1.20%          $ 149.35                487
AXA Moderate-Plus Allocation ..........................    Class B 1.25%          $  98.88                 13
AXA Moderate-Plus Allocation ..........................    Class B 1.30%          $ 108.88                 93
AXA Moderate-Plus Allocation ..........................    Class B 1.34%          $ 148.46              2,455
AXA Moderate-Plus Allocation ..........................    Class B 1.35%          $ 148.39                 10
AXA Moderate-Plus Allocation ..........................    Class B 1.45%          $ 147.76                  1
EQ/AllianceBernstein Common Stock .....................    Class A 0.50%          $ 107.52                  2
EQ/AllianceBernstein Common Stock .....................    Class A 0.70%          $ 164.19                 --
EQ/AllianceBernstein Common Stock .....................    Class A 0.74%          $ 517.53                 93
EQ/AllianceBernstein Common Stock .....................    Class A 0.74%          $ 560.59                 33
EQ/AllianceBernstein Common Stock .....................    Class A 0.90%          $ 233.16                 67
EQ/AllianceBernstein Common Stock .....................    Class A 1.20%          $ 192.89                 17
EQ/AllianceBernstein Common Stock .....................    Class A 1.34%          $ 384.25                 18
EQ/AllianceBernstein Common Stock .....................    Class A 1.35%          $ 297.34              2,259
EQ/AllianceBernstein Common Stock .....................    Class A 1.35%          $ 310.68                110
EQ/AllianceBernstein Common Stock .....................    Class A 1.45%          $ 119.86                 25
EQ/AllianceBernstein Common Stock .....................    Class A 1.49%          $ 384.25              6,992
EQ/AllianceBernstein Common Stock .....................    Class B 0.50%          $ 105.11                 --
EQ/AllianceBernstein Common Stock .....................    Class B 0.70%          $ 164.19                 12
EQ/AllianceBernstein Common Stock .....................    Class B 0.70%          $ 109.29                 --
EQ/AllianceBernstein Common Stock .....................    Class B 0.90%          $ 112.55                 29
EQ/AllianceBernstein Common Stock .....................    Class B 0.90%          $ 125.96                  7
EQ/AllianceBernstein Common Stock .....................    Class B 0.95%          $ 107.01                407
EQ/AllianceBernstein Common Stock .....................    Class B 1.20%          $ 119.90              1,018
EQ/AllianceBernstein Common Stock .....................    Class B 1.25%          $  95.05                 --
EQ/AllianceBernstein Common Stock .....................    Class B 1.30%          $ 106.21                 22
EQ/AllianceBernstein Intermediate Government Securities    Class A 0.50%          $ 107.06                 --
EQ/AllianceBernstein Intermediate Government Securities    Class A 0.70%          $ 153.38                 --
EQ/AllianceBernstein Intermediate Government Securities    Class A 0.74%          $  85.75                 32
EQ/AllianceBernstein Intermediate Government Securities    Class A 0.90%          $ 165.32                  3
EQ/AllianceBernstein Intermediate Government Securities    Class A 1.20%          $ 152.20                  1
EQ/AllianceBernstein Intermediate Government Securities    Class A 1.34%          $ 169.61                504
EQ/AllianceBernstein Intermediate Government Securities    Class A 1.35%          $ 163.45                 13
EQ/AllianceBernstein Intermediate Government Securities    Class A 1.45%          $ 137.16                  1
EQ/AllianceBernstein Intermediate Government Securities    Class B 0.50%          $ 136.21                 --
EQ/AllianceBernstein Intermediate Government Securities    Class B 0.70%          $ 153.38                 --
EQ/AllianceBernstein Intermediate Government Securities    Class B 0.70%          $ 140.76                 --
EQ/AllianceBernstein Intermediate Government Securities    Class B 0.90%          $ 141.06                  2
EQ/AllianceBernstein Intermediate Government Securities    Class B 0.95%          $ 137.83                 98
EQ/AllianceBernstein Intermediate Government Securities    Class B 1.20%          $ 137.19                124
EQ/AllianceBernstein Intermediate Government Securities    Class B 1.25%          $ 105.16                 --
EQ/AllianceBernstein Intermediate Government Securities    Class B 1.30%          $ 105.74                  1
EQ/AllianceBernstein International ....................    Class A 0.50%          $ 118.10                  1
EQ/AllianceBernstein International ....................    Class A 0.50%          $ 156.05                  1
EQ/AllianceBernstein International ....................    Class A 0.70%          $ 186.32                 --
EQ/AllianceBernstein International ....................    Class A 0.90%          $ 200.46                 36
EQ/AllianceBernstein International ....................    Class A 1.20%          $ 177.32                 16
EQ/AllianceBernstein International ....................    Class A 1.34%          $ 197.62              4,096


                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/AllianceBernstein International ....................   Class A 1.35%        $ 197.37                  93
EQ/AllianceBernstein International ....................   Class A 1.45%        $ 154.56                   4
EQ/AllianceBernstein International ....................   Class B 0.70%        $ 161.45                  --
EQ/AllianceBernstein International ....................   Class B 0.70%        $ 186.32                   2
EQ/AllianceBernstein International ....................   Class B 0.90%        $ 164.52                  11
EQ/AllianceBernstein International ....................   Class B 0.95%        $ 158.09                 268
EQ/AllianceBernstein International ....................   Class B 1.20%        $ 154.42                 488
EQ/AllianceBernstein International ....................   Class B 1.25%        $  96.39                   1
EQ/AllianceBernstein International ....................   Class B 1.30%        $ 116.66                  17
EQ/AllianceBernstein Large Cap Growth .................   Class B 0.50%        $  75.03                  --
EQ/AllianceBernstein Large Cap Growth .................   Class B 0.70%        $  81.95                  --
EQ/AllianceBernstein Large Cap Growth .................   Class B 0.90%        $  80.58                   9
EQ/AllianceBernstein Large Cap Growth .................   Class B 0.95%        $  80.24                 149
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.20%        $  78.56                 223
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.25%        $ 104.11                  --
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.30%        $ 115.96                   1
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.34%        $  77.63               1,480
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.35%        $  77.56                   7
EQ/AllianceBernstein Large Cap Growth .................   Class B 1.45%        $  76.91                   1
EQ/AllianceBernstein Quality Bond .....................   Class A 0.50%        $ 105.12                  --
EQ/AllianceBernstein Quality Bond .....................   Class A 0.70%        $ 158.62                  --
EQ/AllianceBernstein Quality Bond .....................   Class A 0.90%        $ 176.45                   6
EQ/AllianceBernstein Quality Bond .....................   Class A 1.20%        $ 158.68                   1
EQ/AllianceBernstein Quality Bond .....................   Class A 1.34%        $ 177.18                 670
EQ/AllianceBernstein Quality Bond .....................   Class A 1.35%        $ 186.75                  14
EQ/AllianceBernstein Quality Bond .....................   Class A 1.45%        $ 139.74                  --
EQ/AllianceBernstein Quality Bond .....................   Class B 0.50%        $ 139.64                  --
EQ/AllianceBernstein Quality Bond .....................   Class B 0.70%        $ 158.62                  --
EQ/AllianceBernstein Quality Bond .....................   Class B 0.70%        $ 144.56                  --
EQ/AllianceBernstein Quality Bond .....................   Class B 0.90%        $ 143.64                   5
EQ/AllianceBernstein Quality Bond .....................   Class B 0.95%        $ 141.55                 111
EQ/AllianceBernstein Quality Bond .....................   Class B 1.20%        $ 139.83                 124
EQ/AllianceBernstein Quality Bond .....................   Class B 1.25%        $ 103.54                  --
EQ/AllianceBernstein Quality Bond .....................   Class B 1.30%        $ 103.82                   1
EQ/AllianceBernstein Small Cap Growth .................   Class A 0.50%        $ 120.87                   1
EQ/AllianceBernstein Small Cap Growth .................   Class A 0.70%        $ 178.75                  --
EQ/AllianceBernstein Small Cap Growth .................   Class A 0.90%        $ 225.25                  12
EQ/AllianceBernstein Small Cap Growth .................   Class A 1.20%        $ 218.08                   3
EQ/AllianceBernstein Small Cap Growth .................   Class A 1.34%        $ 214.81               1,500
EQ/AllianceBernstein Small Cap Growth .................   Class A 1.35%        $ 214.57                  19
EQ/AllianceBernstein Small Cap Growth .................   Class A 1.45%        $ 155.92                   2
EQ/AllianceBernstein Small Cap Growth .................   Class B 0.50%        $ 116.77                  --
EQ/AllianceBernstein Small Cap Growth .................   Class B 0.70%        $ 178.75                   2
EQ/AllianceBernstein Small Cap Growth .................   Class B 0.70%        $ 193.94                  --
EQ/AllianceBernstein Small Cap Growth .................   Class B 0.90%        $ 160.90                   4
EQ/AllianceBernstein Small Cap Growth .................   Class B 0.95%        $ 189.90                 126
EQ/AllianceBernstein Small Cap Growth .................   Class B 1.20%        $ 155.98                 215
EQ/AllianceBernstein Small Cap Growth .................   Class B 1.25%        $  99.28                   1
EQ/AllianceBernstein Small Cap Growth .................   Class B 1.30%        $ 119.40                   5
EQ/AllianceBernstein Value ............................   Class A 0.50%        $ 155.34                  --
EQ/AllianceBernstein Value ............................   Class A 0.70%        $ 141.72                   5
EQ/AllianceBernstein Value ............................   Class A 0.90%        $ 139.36                  72


                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/AllianceBernstein Value ............................  Class A 1.20%         $ 135.87                  42
EQ/AllianceBernstein Value ............................  Class A 1.34%         $ 134.27               9,158
EQ/AllianceBernstein Value ............................  Class A 1.35%         $ 134.15                 102
EQ/AllianceBernstein Value ............................  Class A 1.45%         $ 142.29                   8
EQ/AllianceBernstein Value ............................  Class B 0.50%         $ 155.18                   1
EQ/AllianceBernstein Value ............................  Class B 0.70%         $ 141.58                  13
EQ/AllianceBernstein Value ............................  Class B 0.90%         $ 139.22                  16
EQ/AllianceBernstein Value ............................  Class B 0.95%         $ 147.02                 494
EQ/AllianceBernstein Value ............................  Class B 1.20%         $ 135.72               1,183
EQ/AllianceBernstein Value ............................  Class B 1.25%         $  88.84                   1
EQ/AllianceBernstein Value ............................  Class B 1.30%         $  98.09                  18
EQ/Ariel Appreciation II ..............................  Class B 0.50%         $ 112.93                  --
EQ/Ariel Appreciation II ..............................  Class B 0.70%         $ 112.42                  --
EQ/Ariel Appreciation II ..............................  Class B 0.90%         $ 111.91                  --
EQ/Ariel Appreciation II ..............................  Class B 0.95%         $ 111.79                   4
EQ/Ariel Appreciation II ..............................  Class B 1.20%         $ 111.16                  11
EQ/Ariel Appreciation II ..............................  Class B 1.25%         $  88.34                  --
EQ/Ariel Appreciation II ..............................  Class B 1.30%         $ 100.82                  --
EQ/Ariel Appreciation II ..............................  Class B 1.34%         $ 110.80                  14
EQ/Ariel Appreciation II ..............................  Class B 1.35%         $ 110.78                  --
EQ/Ariel Appreciation II ..............................  Class B 1.45%         $ 110.53                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 0.50%         $ 114.05                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 0.70%         $ 111.87                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 0.90%         $ 112.11                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 0.95%         $ 111.87                  14
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.20%         $ 110.68                  17
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.25%         $ 100.29                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.30%         $ 100.94                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.34%         $ 110.01                  50
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.35%         $ 109.96                  --
EQ/AXA Rosenberg Value Long/Short Equity ..............  Class B 1.45%         $ 109.49                  --
EQ/BlackRock Basic Value Equity .......................  Class B 0.50%         $ 158.23                  --
EQ/BlackRock Basic Value Equity .......................  Class B 0.70%         $ 198.37                  --
EQ/BlackRock Basic Value Equity .......................  Class B 0.90%         $ 190.15                   4
EQ/BlackRock Basic Value Equity .......................  Class B 0.90%         $ 194.62                  12
EQ/BlackRock Basic Value Equity .......................  Class B 0.95%         $ 161.83                 155
EQ/BlackRock Basic Value Equity .......................  Class B 1.20%         $ 187.68                 266
EQ/BlackRock Basic Value Equity .......................  Class B 1.20%         $ 189.11                   4
EQ/BlackRock Basic Value Equity .......................  Class B 1.25%         $  91.70                   1
EQ/BlackRock Basic Value Equity .......................  Class B 1.30%         $ 104.10                   4
EQ/BlackRock Basic Value Equity .......................  Class B 1.34%         $ 241.63               1,248
EQ/BlackRock Basic Value Equity .......................  Class B 1.35%         $ 186.41                  10
EQ/BlackRock Basic Value Equity .......................  Class B 1.45%         $ 183.24                   2

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/BlackRock International Value ......................  Class B 0.50%         $ 145.75                  --
EQ/BlackRock International Value ......................  Class B 0.70%         $ 178.16                  10
EQ/BlackRock International Value ......................  Class B 0.90%         $ 175.18                  20
EQ/BlackRock International Value ......................  Class B 0.95%         $ 174.45                 183
EQ/BlackRock International Value ......................  Class B 1.20%         $ 170.79                 237
EQ/BlackRock International Value ......................  Class B 1.25%         $  98.44                  --
EQ/BlackRock International Value ......................  Class B 1.30%         $ 113.87                   5
EQ/BlackRock International Value ......................  Class B 1.34%         $ 168.78               1,600
EQ/BlackRock International Value ......................  Class B 1.35%         $ 168.64                  18
EQ/BlackRock International Value ......................  Class B 1.45%         $ 183.08                   1
EQ/Boston Advisors Equity Income ......................  Class B 0.50%         $ 134.77                  --
EQ/Boston Advisors Equity Income ......................  Class B 0.70%         $ 133.89                  --
EQ/Boston Advisors Equity Income ......................  Class B 0.90%         $ 133.03                   2
EQ/Boston Advisors Equity Income ......................  Class B 0.95%         $ 132.81                  31
EQ/Boston Advisors Equity Income ......................  Class B 1.20%         $ 131.73                  72
EQ/Boston Advisors Equity Income ......................  Class B 1.25%         $  94.66                  --
EQ/Boston Advisors Equity Income ......................  Class B 1.30%         $ 106.97                   6
EQ/Boston Advisors Equity Income ......................  Class B 1.34%         $ 131.14                 333
EQ/Boston Advisors Equity Income ......................  Class B 1.35%         $ 131.09                   1
EQ/Boston Advisors Equity Income ......................  Class B 1.45%         $ 130.66                  --
EQ/Calvert Socially Responsible .......................  Class B 0.50%         $  94.90                  --
EQ/Calvert Socially Responsible .......................  Class B 0.70%         $ 105.61                   1
EQ/Calvert Socially Responsible .......................  Class B 0.90%         $ 103.84                   3
EQ/Calvert Socially Responsible .......................  Class B 0.95%         $ 132.58                   5
EQ/Calvert Socially Responsible .......................  Class B 1.20%         $ 101.24                  12
EQ/Calvert Socially Responsible .......................  Class B 1.25%         $ 101.62                  --
EQ/Calvert Socially Responsible .......................  Class B 1.30%         $ 112.07                  --
EQ/Calvert Socially Responsible .......................  Class B 1.34%         $ 100.04                 196
EQ/Calvert Socially Responsible .......................  Class B 1.35%         $  99.96                   1
EQ/Calvert Socially Responsible .......................  Class B 1.45%         $ 128.45                  --
EQ/Capital Guardian Growth ............................  Class B 0.50%         $  72.73                  --
EQ/Capital Guardian Growth ............................  Class B 0.70%         $  82.77                  --
EQ/Capital Guardian Growth ............................  Class B 0.90%         $  81.39                   1
EQ/Capital Guardian Growth ............................  Class B 0.95%         $  81.04                  20
EQ/Capital Guardian Growth ............................  Class B 1.20%         $  79.35                  43
EQ/Capital Guardian Growth ............................  Class B 1.25%         $  97.10                  --
EQ/Capital Guardian Growth ............................  Class B 1.30%         $ 105.87                  --
EQ/Capital Guardian Growth ............................  Class B 1.34%         $  78.41                 163
EQ/Capital Guardian Growth ............................  Class B 1.35%         $  78.35                   1
EQ/Capital Guardian Growth ............................  Class B 1.45%         $ 104.44                  --
EQ/Capital Guardian Research ..........................  Class B 0.50%         $ 126.86                  --
EQ/Capital Guardian Research ..........................  Class B 0.70%         $ 139.36                   1
EQ/Capital Guardian Research ..........................  Class B 0.90%         $ 137.03                  25
EQ/Capital Guardian Research ..........................  Class B 0.95%         $ 136.45                 117
EQ/Capital Guardian Research ..........................  Class B 1.20%         $ 133.60                 370
EQ/Capital Guardian Research ..........................  Class B 1.25%         $  93.93                  --
EQ/Capital Guardian Research ..........................  Class B 1.30%         $ 102.69                   1
EQ/Capital Guardian Research ..........................  Class B 1.34%         $ 132.02               1,410
EQ/Capital Guardian Research ..........................  Class B 1.35%         $ 131.91                   9
EQ/Capital Guardian Research ..........................  Class B 1.45%         $ 130.80                   3


                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                         Contract charges      Unit Value     Units Outstanding (000s)
                                                         ----------------   ----------------  ------------------------
EQ/Caywood-Scholl High Yield Bond .....................   Class B 0.50%         $ 114.90                   --
EQ/Caywood-Scholl High Yield Bond .....................   Class B 0.70%         $ 114.28                   --
EQ/Caywood-Scholl High Yield Bond .....................   Class B 0.90%         $ 113.67                    1
EQ/Caywood-Scholl High Yield Bond .....................   Class B 0.95%         $ 113.52                   44
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.20%         $ 112.76                   45
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.25%         $ 100.04                   --
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.30%         $ 103.77                    2
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.34%         $ 112.33                  152
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.35%         $ 112.30                   --
EQ/Caywood-Scholl High Yield Bond .....................   Class B 1.45%         $ 112.00                   --
EQ/Davis New York Venture .............................   Class B 0.50%         $  97.46                   --
EQ/Davis New York Venture .............................   Class B 0.70%         $  97.33                   --
EQ/Davis New York Venture .............................   Class B 0.90%         $ 111.68                    1
EQ/Davis New York Venture .............................   Class B 0.90%         $  97.21                    1
EQ/Davis New York Venture .............................   Class B 0.95%         $  97.18                   12
EQ/Davis New York Venture .............................   Class B 1.20%         $  97.03                    8
EQ/Davis New York Venture .............................   Class B 1.25%         $  95.94                   --
EQ/Davis New York Venture .............................   Class B 1.30%         $  97.08                    2
EQ/Davis New York Venture .............................   Class B 1.34%         $  96.94                   37
EQ/Davis New York Venture .............................   Class B 1.34%         $ 111.03                   --
EQ/Davis New York Venture .............................   Class B 1.35%         $ 111.02                    3
EQ/Davis New York Venture .............................   Class B 1.45%         $  96.87                   --
EQ/Equity 500 Index ...................................   Class A 0.50%         $ 108.06                   --
EQ/Equity 500 Index ...................................   Class A 0.70%         $ 165.68                   --
EQ/Equity 500 Index ...................................   Class A 0.90%         $ 235.57                   28
EQ/Equity 500 Index ...................................   Class A 1.20%         $ 195.29                   16
EQ/Equity 500 Index ...................................   Class A 1.34%         $ 322.33                2,757
EQ/Equity 500 Index ...................................   Class A 1.35%         $ 321.88                   47
EQ/Equity 500 Index ...................................   Class A 1.45%         $ 121.98                   10
EQ/Equity 500 Index ...................................   Class B 0.50%         $ 107.91                   --
EQ/Equity 500 Index ...................................   Class B 0.70%         $ 165.68                    5
EQ/Equity 500 Index ...................................   Class B 0.70%         $ 109.75                   12
EQ/Equity 500 Index ...................................   Class B 0.90%         $ 127.68                   11
EQ/Equity 500 Index ...................................   Class B 0.95%         $ 107.46                  217
EQ/Equity 500 Index ...................................   Class B 1.20%         $ 122.02                  649
EQ/Equity 500 Index ...................................   Class B 1.25%         $  95.03                   --
EQ/Equity 500 Index ...................................   Class B 1.30%         $ 106.74                    8
EQ/Evergreen International Bond .......................   Class B 0.50%         $ 109.34                   --
EQ/Evergreen International Bond .......................   Class B 0.70%         $ 108.84                   --
EQ/Evergreen International Bond .......................   Class B 0.90%         $ 108.35                    1
EQ/Evergreen International Bond .......................   Class B 0.95%         $ 108.23                   42
EQ/Evergreen International Bond .......................   Class B 1.20%         $ 107.62                   37
EQ/Evergreen International Bond .......................   Class B 1.25%         $ 108.14                   --
EQ/Evergreen International Bond .......................   Class B 1.30%         $ 109.81                    2
EQ/Evergreen International Bond .......................   Class B 1.34%         $ 107.28                  131
EQ/Evergreen International Bond .......................   Class B 1.35%         $ 107.26                   --
EQ/Evergreen International Bond .......................   Class B 1.45%         $ 107.01                   --
EQ/Evergreen Omega ....................................   Class B 0.50%         $ 100.16                   --
EQ/Evergreen Omega ....................................   Class B 0.70%         $ 101.91                   --
EQ/Evergreen Omega ....................................   Class B 0.90%         $ 100.21                    2
EQ/Evergreen Omega ....................................   Class B 0.95%         $  99.78                   33
EQ/Evergreen Omega ....................................   Class B 1.20%         $  97.69                   41


                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/Evergreen Omega ....................................  Class B 1.25%         $  99.32                 --
EQ/Evergreen Omega ....................................  Class B 1.30%         $ 113.87                  1
EQ/Evergreen Omega ....................................  Class B 1.34%         $  96.54                218
EQ/Evergreen Omega ....................................  Class B 1.35%         $  96.46                 --
EQ/Evergreen Omega ....................................  Class B 1.45%         $  95.65                 --
EQ/FI Mid Cap .........................................  Class B 0.50%         $ 149.37                 --
EQ/FI Mid Cap .........................................  Class B 0.70%         $ 143.79                  9
EQ/FI Mid Cap .........................................  Class B 0.90%         $ 141.69                 24
EQ/FI Mid Cap .........................................  Class B 0.95%         $ 141.16                202
EQ/FI Mid Cap .........................................  Class B 1.20%         $ 138.57                531
EQ/FI Mid Cap .........................................  Class B 1.25%         $  95.26                  1
EQ/FI Mid Cap .........................................  Class B 1.30%         $ 111.60                  4
EQ/FI Mid Cap .........................................  Class B 1.34%         $ 137.14              1,869
EQ/FI Mid Cap .........................................  Class B 1.35%         $ 137.04                  3
EQ/FI Mid Cap .........................................  Class B 1.45%         $ 136.02                  1
EQ/Franklin Income ....................................  Class B 0.50%         $ 106.18                 --
EQ/Franklin Income ....................................  Class B 0.70%         $ 105.90                  5
EQ/Franklin Income ....................................  Class B 0.90%         $ 105.62                  7
EQ/Franklin Income ....................................  Class B 0.95%         $ 105.55                 82
EQ/Franklin Income ....................................  Class B 1.20%         $ 105.20                149
EQ/Franklin Income ....................................  Class B 1.25%         $  96.80                 --
EQ/Franklin Income ....................................  Class B 1.30%         $ 103.43                 12
EQ/Franklin Income ....................................  Class B 1.34%         $ 105.01                570
EQ/Franklin Income ....................................  Class B 1.35%         $ 104.99                 --
EQ/Franklin Income ....................................  Class B 1.45%         $ 104.85                 --
EQ/Franklin Small Cap Value ...........................  Class B 0.50%         $  98.64                 --
EQ/Franklin Small Cap Value ...........................  Class B 0.70%         $  98.38                 --
EQ/Franklin Small Cap Value ...........................  Class B 0.90%         $  98.12                 --
EQ/Franklin Small Cap Value ...........................  Class B 0.95%         $  98.06                  5
EQ/Franklin Small Cap Value ...........................  Class B 1.20%         $  97.73                 10
EQ/Franklin Small Cap Value ...........................  Class B 1.25%         $  81.76                 --
EQ/Franklin Small Cap Value ...........................  Class B 1.30%         $  93.11                  1
EQ/Franklin Small Cap Value ...........................  Class B 1.34%         $  97.55                 50
EQ/Franklin Small Cap Value ...........................  Class B 1.35%         $  97.54                 --
EQ/Franklin Small Cap Value ...........................  Class B 1.45%         $  97.41                 --
EQ/Franklin Templeton Founding Strategy ...............  Class B 0.50%         $  95.67                 --
EQ/Franklin Templeton Founding Strategy ...............  Class B 0.70%         $  95.55                 --
EQ/Franklin Templeton Founding Strategy ...............  Class B 0.90%         $  95.43                  1
EQ/Franklin Templeton Founding Strategy ...............  Class B 0.95%         $  95.40                 34
EQ/Franklin Templeton Founding Strategy ...............  Class B 1.20%         $  95.25                 69
EQ/Franklin Templeton Founding Strategy ...............  Class B 1.25%         $  94.37                 --
EQ/Franklin Templeton Founding Strategy ...............  Class B 1.30%         $  95.29                 12
EQ/Franklin Templeton Founding Strategy ...............  Class B 1.34%         $  95.16                176
EQ/Franklin Templeton Founding Strategy ...............  Class B 1.45%         $  95.10                 --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 0.50%         $ 121.36                 --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 0.70%         $ 120.71                 --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 0.90%         $ 120.07                 --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 0.95%         $ 119.91                 21
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.20%         $ 119.10                 21
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.25%         $  95.62                 --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.30%         $ 104.40                  1
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.34%         $ 118.65                 64


                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.34%        $ 118.65                    1
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.35%        $ 118.62                   --
EQ/GAMCO Mergers and Acquisitions .....................  Class B 1.45%        $ 118.30                   --
EQ/GAMCO Small Company Value ..........................  Class B 0.50%        $ 151.41                   --
EQ/GAMCO Small Company Value ..........................  Class B 0.70%        $ 150.43                    2
EQ/GAMCO Small Company Value ..........................  Class B 0.90%        $ 149.46                    5
EQ/GAMCO Small Company Value ..........................  Class B 0.95%        $ 149.22                   71
EQ/GAMCO Small Company Value ..........................  Class B 1.20%        $ 148.00                  128
EQ/GAMCO Small Company Value ..........................  Class B 1.25%        $  94.52                    1
EQ/GAMCO Small Company Value ..........................  Class B 1.30%        $ 112.05                    9
EQ/GAMCO Small Company Value ..........................  Class B 1.34%        $ 147.33                  647
EQ/GAMCO Small Company Value ..........................  Class B 1.35%        $ 147.28                    3
EQ/GAMCO Small Company Value ..........................  Class B 1.45%        $ 146.80                   --
EQ/International Growth ...............................  Class B 0.50%        $ 167.16                   --
EQ/International Growth ...............................  Class B 0.70%        $ 166.26                   --
EQ/International Growth ...............................  Class B 0.90%        $ 165.37                    2
EQ/International Growth ...............................  Class B 0.95%        $ 165.15                   20
EQ/International Growth ...............................  Class B 1.20%        $ 164.04                   40
EQ/International Growth ...............................  Class B 1.25%        $ 101.57                   --
EQ/International Growth ...............................  Class B 1.30%        $ 121.38                   --
EQ/International Growth ...............................  Class B 1.34%        $ 163.42                  160
EQ/International Growth ...............................  Class B 1.34%        $ 163.42                    5
EQ/International Growth ...............................  Class B 1.35%        $ 163.38                   --
EQ/International Growth ...............................  Class B 1.45%        $ 162.94                   --
EQ/JPMorgan Core Bond .................................  Class B 0.50%        $ 124.31                   --
EQ/JPMorgan Core Bond .................................  Class B 0.70%        $ 122.80                    3
EQ/JPMorgan Core Bond .................................  Class B 0.90%        $ 121.31                    6
EQ/JPMorgan Core Bond .................................  Class B 0.95%        $ 120.94                  241
EQ/JPMorgan Core Bond .................................  Class B 1.20%        $ 119.09                  159
EQ/JPMorgan Core Bond .................................  Class B 1.25%        $ 102.18                   --
EQ/JPMorgan Core Bond .................................  Class B 1.30%        $ 102.44                    5
EQ/JPMorgan Core Bond .................................  Class B 1.34%        $ 118.07                  748
EQ/JPMorgan Core Bond .................................  Class B 1.35%        $ 118.00                    1
EQ/JPMorgan Core Bond .................................  Class B 1.45%        $ 117.27                    1
EQ/JPMorgan Value Opportunities .......................  Class B 0.50%        $ 132.31                   --
EQ/JPMorgan Value Opportunities .......................  Class B 0.70%        $ 132.08                   --
EQ/JPMorgan Value Opportunities .......................  Class B 0.90%        $ 128.17                   --
EQ/JPMorgan Value Opportunities .......................  Class B 0.90%        $ 129.59                    7
EQ/JPMorgan Value Opportunities .......................  Class B 0.95%        $ 119.88                   20
EQ/JPMorgan Value Opportunities .......................  Class B 1.20%        $ 124.59                   38
EQ/JPMorgan Value Opportunities .......................  Class B 1.20%        $ 125.92                    2
EQ/JPMorgan Value Opportunities .......................  Class B 1.25%        $  90.10                   --
EQ/JPMorgan Value Opportunities .......................  Class B 1.30%        $ 101.59                    1
EQ/JPMorgan Value Opportunities .......................  Class B 1.34%        $ 156.76                  351
EQ/JPMorgan Value Opportunities .......................  Class B 1.35%        $ 124.12                   11
EQ/JPMorgan Value Opportunities .......................  Class B 1.45%        $ 121.64                    1
EQ/Legg Mason Value Equity ............................  Class B 0.50%        $ 106.08                   --
EQ/Legg Mason Value Equity ............................  Class B 0.70%        $ 105.61                   --
EQ/Legg Mason Value Equity ............................  Class B 0.90%        $ 105.13                    1
EQ/Legg Mason Value Equity ............................  Class B 0.95%        $ 105.01                   21
EQ/Legg Mason Value Equity ............................  Class B 1.20%        $ 104.42                   49
EQ/Legg Mason Value Equity ............................  Class B 1.25%        $  87.93                   --


                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/Legg Mason Value Equity ............................  Class B 1.30%        $  96.64                   1
EQ/Legg Mason Value Equity ............................  Class B 1.34%        $ 104.09                 128
EQ/Legg Mason Value Equity ............................  Class B 1.35%        $ 104.07                   1
EQ/Legg Mason Value Equity ............................  Class B 1.45%        $ 103.83                  --
EQ/Long Term Bond .....................................  Class B 0.50%        $ 108.86                  --
EQ/Long Term Bond .....................................  Class B 0.70%        $ 108.28                  --
EQ/Long Term Bond .....................................  Class B 0.90%        $ 107.70                   1
EQ/Long Term Bond .....................................  Class B 0.95%        $ 107.56                  34
EQ/Long Term Bond .....................................  Class B 1.20%        $ 106.83                  41
EQ/Long Term Bond .....................................  Class B 1.25%        $ 109.49                  --
EQ/Long Term Bond .....................................  Class B 1.30%        $ 106.43                  --
EQ/Long Term Bond .....................................  Class B 1.34%        $ 106.43                 147
EQ/Long Term Bond .....................................  Class B 1.35%        $ 106.40                  --
EQ/Long Term Bond .....................................  Class B 1.45%        $ 106.12                  --
EQ/Lord Abbett Growth and Income ......................  Class B 0.50%        $ 127.98                  --
EQ/Lord Abbett Growth and Income ......................  Class B 0.70%        $ 127.29                  --
EQ/Lord Abbett Growth and Income ......................  Class B 0.90%        $ 126.61                   1
EQ/Lord Abbett Growth and Income ......................  Class B 0.95%        $ 126.44                  10
EQ/Lord Abbett Growth and Income ......................  Class B 1.20%        $ 125.59                  13
EQ/Lord Abbett Growth and Income ......................  Class B 1.25%        $  96.60                  --
EQ/Lord Abbett Growth and Income ......................  Class B 1.30%        $ 105.22                  --
EQ/Lord Abbett Growth and Income ......................  Class B 1.34%        $ 125.12                 105
EQ/Lord Abbett Growth and Income ......................  Class B 1.35%        $ 125.08                   1
EQ/Lord Abbett Growth and Income ......................  Class B 1.45%        $ 124.75                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 0.50%        $ 131.15                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 0.70%        $ 130.45                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 0.90%        $ 129.75                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 0.95%        $ 129.57                   6
EQ/Lord Abbett Large Cap Core .........................  Class B 1.20%        $ 128.70                  10
EQ/Lord Abbett Large Cap Core .........................  Class B 1.25%        $ 101.27                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 1.30%        $ 112.11                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 1.34%        $ 128.70                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 1.34%        $ 128.22                  38
EQ/Lord Abbett Large Cap Core .........................  Class B 1.35%        $ 128.18                  --
EQ/Lord Abbett Large Cap Core .........................  Class B 1.45%        $ 127.84                  --
EQ/Lord Abbett Mid Cap Value ..........................  Class B 0.50%        $ 125.51                  --
EQ/Lord Abbett Mid Cap Value ..........................  Class B 0.70%        $ 124.84                  --
EQ/Lord Abbett Mid Cap Value ..........................  Class B 0.90%        $ 124.17                   2
EQ/Lord Abbett Mid Cap Value ..........................  Class B 0.95%        $ 124.00                  27
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.20%        $ 123.17                  38
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.25%        $  88.65                  --
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.30%        $ 103.08                   1
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.34%        $ 122.70                 162
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.34%        $ 123.17                  --
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.35%        $ 122.67                   1
EQ/Lord Abbett Mid Cap Value ..........................  Class B 1.45%        $ 122.34                  --
EQ/Marsico Focus ......................................  Class B 0.50%        $ 182.16                   1
EQ/Marsico Focus ......................................  Class B 0.70%        $ 179.88                   3
EQ/Marsico Focus ......................................  Class B 0.90%        $ 177.63                  21
EQ/Marsico Focus ......................................  Class B 0.95%        $ 177.07                 238
EQ/Marsico Focus ......................................  Class B 1.20%        $ 174.30                 326
EQ/Marsico Focus ......................................  Class B 1.25%        $ 108.07                   1


                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/Marsico Focus ......................................   Class B 1.30%        $ 118.26                   8
EQ/Marsico Focus ......................................   Class B 1.34%        $ 172.77               1,770
EQ/Marsico Focus ......................................   Class B 1.35%        $ 172.66                   5
EQ/Marsico Focus ......................................   Class B 1.45%        $ 171.57                   1
EQ/Money Market .......................................   Class A 0.50%        $ 105.25
EQ/Money Market .......................................   Class A 0.70%        $ 134.00                   1
EQ/Money Market .......................................   Class A 0.74%        $  47.16                  61
EQ/Money Market .......................................   Class A 0.90%        $ 140.86                  26
EQ/Money Market .......................................   Class A 1.20%        $ 132.18                   1
EQ/Money Market .......................................   Class A 1.35%        $ 144.74                  54
EQ/Money Market .......................................   Class A 1.35%        $ 144.05                 239
EQ/Money Market .......................................   Class A 1.45%        $ 120.77                   1
EQ/Money Market .......................................   Class A 1.49%        $  36.61               2,683
EQ/Money Market .......................................   Class B 0.50%        $ 116.77                  --
EQ/Money Market .......................................   Class B 0.70%        $ 134.00                  --
EQ/Money Market .......................................   Class B 0.70%        $ 121.44                  --
EQ/Money Market .......................................   Class B 0.90%        $ 112.59                   1
EQ/Money Market .......................................   Class B 0.90%        $ 124.45                   1
EQ/Money Market .......................................   Class B 0.95%        $ 118.91                 232
EQ/Money Market .......................................   Class B 1.20%        $ 120.81                 133
EQ/Money Market .......................................   Class B 1.25%        $ 101.55                  --
EQ/Money Market .......................................   Class B 1.30%        $ 103.97                   1
EQ/Montag & Caldwell Growth ...........................   Class B 0.50%        $ 141.99                  --
EQ/Montag & Caldwell Growth ...........................   Class B 0.70%        $ 141.07                  --
EQ/Montag & Caldwell Growth ...........................   Class B 0.90%        $ 140.16                   1
EQ/Montag & Caldwell Growth ...........................   Class B 0.95%        $ 139.93                   7
EQ/Montag & Caldwell Growth ...........................   Class B 1.20%        $ 138.79                  11
EQ/Montag & Caldwell Growth ...........................   Class B 1.25%        $ 109.93                  --
EQ/Montag & Caldwell Growth ...........................   Class B 1.30%        $ 121.42                  --
EQ/Montag & Caldwell Growth ...........................   Class B 1.34%        $ 138.16                  87
EQ/Montag & Caldwell Growth ...........................   Class B 1.35%        $ 138.12                  --
EQ/Montag & Caldwell Growth ...........................   Class B 1.45%        $ 137.67                  --
EQ/Mutual Shares ......................................   Class B 0.50%        $ 108.61                  --
EQ/Mutual Shares ......................................   Class B 0.70%        $ 108.32                   2
EQ/Mutual Shares ......................................   Class B 0.90%        $ 108.03                   1
EQ/Mutual Shares ......................................   Class B 0.95%        $ 107.96                  25
EQ/Mutual Shares ......................................   Class B 1.20%        $ 107.60                  73
EQ/Mutual Shares ......................................   Class B 1.25%        $  92.28
EQ/Mutual Shares ......................................   Class B 1.30%        $ 104.00                   8
EQ/Mutual Shares ......................................   Class B 1.34%        $ 107.40                 228
EQ/Mutual Shares ......................................   Class B 1.35%        $ 107.39                  --
EQ/Mutual Shares ......................................   Class B 1.45%        $ 107.25                  --
EQ/Oppenheimer Global .................................   Class B 0.50%        $ 116.99                  --
EQ/Oppenheimer Global .................................   Class B 0.70%        $ 116.68                  --
EQ/Oppenheimer Global .................................   Class B 0.90%        $ 116.38                   1
EQ/Oppenheimer Global .................................   Class B 0.95%        $ 116.30                  13
EQ/Oppenheimer Global .................................   Class B 1.20%        $ 115.91                  17
EQ/Oppenheimer Global .................................   Class B 1.25%        $  95.47                  --
EQ/Oppenheimer Global .................................   Class B 1.30%        $ 109.68                   1
EQ/Oppenheimer Global .................................   Class B 1.34%        $ 115.70                  82
EQ/Oppenheimer Global .................................   Class B 1.35%        $ 115.68                  --
EQ/Oppenheimer Global .................................   Class B 1.45%        $ 115.53                  --

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/Oppenheimer Main Street Opportunity ................  Class B 0.50%         $  95.69                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 0.70%         $  95.57                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 0.90%         $ 112.17                 1
EQ/Oppenheimer Main Street Opportunity ................  Class B 0.90%         $  95.45                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 0.95%         $  95.42                 1
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.20%         $  95.27                 3
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.25%         $  94.35                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.30%         $  95.32                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.34%         $ 111.51                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.34%         $  95.19                11
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.35%         $ 111.50                --
EQ/Oppenheimer Main Street Opportunity ................  Class B 1.45%         $  95.12                --
EQ/Oppenheimer Main Street Small Cap ..................  Class B 0.50%         $ 108.77                --
EQ/Oppenheimer Main Street Small Cap ..................  Class B 0.70%         $ 108.48                --
EQ/Oppenheimer Main Street Small Cap ..................  Class B 0.90%         $ 108.19                 1
EQ/Oppenheimer Main Street Small Cap ..................  Class B 0.95%         $ 108.12                 8
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.20%         $ 107.76                13
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.25%         $  87.42                --
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.30%         $  99.59                 1
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.34%         $ 107.56                51
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.35%         $ 107.55                --
EQ/Oppenheimer Main Street Small Cap ..................  Class B 1.45%         $ 107.40                --
EQ/PIMCO Real Return ..................................  Class B 0.50%         $ 110.69                --
EQ/PIMCO Real Return ..................................  Class B 0.70%         $ 110.10                --
EQ/PIMCO Real Return ..................................  Class B 0.90%         $ 109.51                 7
EQ/PIMCO Real Return ..................................  Class B 0.95%         $ 109.36                97
EQ/PIMCO Real Return ..................................  Class B 1.20%         $ 108.63                73
EQ/PIMCO Real Return ..................................  Class B 1.25%         $ 109.88                --
EQ/PIMCO Real Return ..................................  Class B 1.30%         $ 109.41                 1
EQ/PIMCO Real Return ..................................  Class B 1.34%         $ 108.22               270
EQ/PIMCO Real Return ..................................  Class B 1.35%         $ 108.19                --
EQ/PIMCO Real Return ..................................  Class B 1.45%         $ 107.90                --
EQ/Short Duration Bond ................................  Class B 0.50%         $ 108.78                --
EQ/Short Duration Bond ................................  Class B 0.70%         $ 108.20                 1
EQ/Short Duration Bond ................................  Class B 0.90%         $ 107.62                --
EQ/Short Duration Bond ................................  Class B 0.95%         $ 107.48                21
EQ/Short Duration Bond ................................  Class B 1.20%         $ 106.75                19
EQ/Short Duration Bond ................................  Class B 1.25%         $ 103.00                --
EQ/Short Duration Bond ................................  Class B 1.30%         $ 104.46                --
EQ/Short Duration Bond ................................  Class B 1.34%         $ 106.35                70
EQ/Short Duration Bond ................................  Class B 1.35%         $ 106.32                --
EQ/Short Duration Bond ................................  Class B 1.45%         $ 106.04                --
EQ/Small Company Index ................................  Class B 0.50%         $ 165.93                --
EQ/Small Company Index ................................  Class B 0.70%         $ 163.91                 7
EQ/Small Company Index ................................  Class B 0.90%         $ 161.92                 7
EQ/Small Company Index ................................  Class B 0.95%         $ 161.42                51
EQ/Small Company Index ................................  Class B 1.20%         $ 158.96               193
EQ/Small Company Index ................................  Class B 1.25%         $  90.40                --
EQ/Small Company Index ................................  Class B 1.30%         $  99.72                 2
EQ/Small Company Index ................................  Class B 1.34%         $ 157.60               766
EQ/Small Company Index ................................  Class B 1.35%         $ 157.50                 2
EQ/Small Company Index ................................  Class B 1.45%         $ 156.54                --


                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/T. Rowe Price Growth Stock .........................   Class B 0.50%        $ 117.48                --
EQ/T. Rowe Price Growth Stock .........................   Class B 0.70%        $ 116.72                 5
EQ/T. Rowe Price Growth Stock .........................   Class B 0.90%        $ 115.97                 4
EQ/T. Rowe Price Growth Stock .........................   Class B 0.95%        $ 115.78                57
EQ/T. Rowe Price Growth Stock .........................   Class B 1.20%        $ 114.84               152
EQ/T. Rowe Price Growth Stock .........................   Class B 1.25%        $  97.66                --
EQ/T. Rowe Price Growth Stock .........................   Class B 1.30%        $ 105.87                 1
EQ/T. Rowe Price Growth Stock .........................   Class B 1.34%        $ 114.32               530
EQ/T. Rowe Price Growth Stock .........................   Class B 1.35%        $ 114.28                 1
EQ/T. Rowe Price Growth Stock .........................   Class B 1.45%        $ 113.91                --
EQ/Templeton Growth ...................................   Class B 0.50%        $ 109.56                --
EQ/Templeton Growth ...................................   Class B 0.70%        $ 109.27                 1
EQ/Templeton Growth ...................................   Class B 0.90%        $ 108.98                 1
EQ/Templeton Growth ...................................   Class B 0.95%        $ 108.91                25
EQ/Templeton Growth ...................................   Class B 1.20%        $ 108.55                54
EQ/Templeton Growth ...................................   Class B 1.25%        $  93.60                --
EQ/Templeton Growth ...................................   Class B 1.30%        $ 105.00                 7
EQ/Templeton Growth ...................................   Class B 1.34%        $ 108.35               188
EQ/Templeton Growth ...................................   Class B 1.35%        $ 108.34                --
EQ/Templeton Growth ...................................   Class B 1.45%        $ 108.19                --
EQ/UBS Growth and Income ..............................   Class B 0.50%        $ 135.71                --
EQ/UBS Growth and Income ..............................   Class B 0.70%        $ 134.84                --
EQ/UBS Growth and Income ..............................   Class B 0.90%        $ 133.96                --
EQ/UBS Growth and Income ..............................   Class B 0.95%        $ 133.75                11
EQ/UBS Growth and Income ..............................   Class B 1.20%        $ 132.66                65
EQ/UBS Growth and Income ..............................   Class B 1.25%        $  92.64                --
EQ/UBS Growth and Income ..............................   Class B 1.30%        $ 102.74                 1
EQ/UBS Growth and Income ..............................   Class B 1.34%        $ 132.06               127
EQ/UBS Growth and Income ..............................   Class B 1.35%        $ 132.01                --
EQ/UBS Growth and Income ..............................   Class B 1.45%        $ 131.58                --
EQ/Van Kampen Comstock ................................   Class B 0.50%        $ 117.33                --
EQ/Van Kampen Comstock ................................   Class B 0.70%        $ 116.70                --
EQ/Van Kampen Comstock ................................   Class B 0.90%        $ 116.08                 1
EQ/Van Kampen Comstock ................................   Class B 0.95%        $ 115.92                21
EQ/Van Kampen Comstock ................................   Class B 1.20%        $ 115.14                32
EQ/Van Kampen Comstock ................................   Class B 1.25%        $  90.49                --
EQ/Van Kampen Comstock ................................   Class B 1.30%        $  99.05                 1
EQ/Van Kampen Comstock ................................   Class B 1.34%        $ 114.71               144
EQ/Van Kampen Comstock ................................   Class B 1.35%        $ 114.68                --
EQ/Van Kampen Comstock ................................   Class B 1.45%        $ 114.37                --
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.50%        $ 343.25                --
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.70%        $ 423.88                 6
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.70%        $ 259.36                --
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.90%        $ 257.82                --
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.90%        $ 493.27                 2
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.90%        $ 415.87                 9
EQ/Van Kampen Emerging Markets Equity .................   Class B 0.95%        $ 364.95               118
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.20%        $ 404.09                25
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.20%        $ 381.60               196
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.25%        $ 115.64                 1
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.30%        $ 158.58                 6
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.34%        $ 428.77                12


                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.34%        $ 243.84                  --
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.34%        $ 264.35               1,843
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.35%        $ 398.32                  13
EQ/Van Kampen Emerging Markets Equity .................   Class B 1.45%        $ 372.58                   1
EQ/Van Kampen Mid Cap Growth ..........................   Class B 0.50%        $ 164.77                  --
EQ/Van Kampen Mid Cap Growth ..........................   Class B 0.70%        $ 163.89                  --
EQ/Van Kampen Mid Cap Growth ..........................   Class B 0.90%        $ 163.01                   3
EQ/Van Kampen Mid Cap Growth ..........................   Class B 0.95%        $ 162.79                  20
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.20%        $ 161.70                  34
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.25%        $ 105.71                  --
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.30%        $ 125.39                   2
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.34%        $ 161.09                 226
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.35%        $ 161.04                   1
EQ/Van Kampen Mid Cap Growth ..........................   Class B 1.45%        $ 160.61                  --
EQ/Van Kampen Real Estate .............................   Class B 0.50%        $  83.23                   1
EQ/Van Kampen Real Estate .............................   Class B 0.70%        $  83.14                   2
EQ/Van Kampen Real Estate .............................   Class B 0.90%        $  83.06                   9
EQ/Van Kampen Real Estate .............................   Class B 0.95%        $  83.04                 131
EQ/Van Kampen Real Estate .............................   Class B 1.20%        $  82.93                 244
EQ/Van Kampen Real Estate .............................   Class B 1.25%        $  82.82                  --
EQ/Van Kampen Real Estate .............................   Class B 1.30%        $  82.89                   6
EQ/Van Kampen Real Estate .............................   Class B 1.34%        $  82.87               1,184
EQ/Van Kampen Real Estate .............................   Class B 1.35%        $  82.87                   4
EQ/Van Kampen Real Estate .............................   Class B 1.45%        $  82.82                   1
MarketPLUS International Core .........................   Class B 0.50%        $ 145.80                  --
MarketPLUS International Core .........................   Class B 0.70%        $ 161.85                  --
MarketPLUS International Core .........................   Class B 0.90%        $ 159.14                   5
MarketPLUS International Core .........................   Class B 0.95%        $ 194.70                  49
MarketPLUS International Core .........................   Class B 1.20%        $ 155.16                 116
MarketPLUS International Core .........................   Class B 1.25%        $ 102.01                  --
MarketPLUS International Core .........................   Class B 1.30%        $ 118.42                   1
MarketPLUS International Core .........................   Class B 1.34%        $ 153.33                 576
MarketPLUS International Core .........................   Class B 1.35%        $ 153.20                   1
MarketPLUS International Core .........................   Class B 1.45%        $ 188.80                  --
MarketPLUS Large Cap Core .............................   Class B 0.50%        $ 106.78                  --
MarketPLUS Large Cap Core .............................   Class B 0.70%        $ 111.57                  --
MarketPLUS Large Cap Core .............................   Class B 0.90%        $ 109.70                   1
MarketPLUS Large Cap Core .............................   Class B 0.95%        $ 109.24                  12
MarketPLUS Large Cap Core .............................   Class B 1.20%        $ 106.95                  26
MarketPLUS Large Cap Core .............................   Class B 1.25%        $  95.91                  --
MarketPLUS Large Cap Core .............................   Class B 1.30%        $ 105.03                  --
MarketPLUS Large Cap Core .............................   Class B 1.34%        $ 105.70                 107
MarketPLUS Large Cap Core .............................   Class B 1.35%        $ 105.60                  --
MarketPLUS Large Cap Core .............................   Class B 1.45%        $ 104.71                  --
MarketPLUS Large Cap Growth ...........................   Class B 0.50%        $  69.45                  --
MarketPLUS Large Cap Growth ...........................   Class B 0.70%        $ 122.55                   3
MarketPLUS Large Cap Growth ...........................   Class B 0.90%        $ 107.65                   3
MarketPLUS Large Cap Growth ...........................   Class B 0.90%        $ 120.23                  26
MarketPLUS Large Cap Growth ...........................   Class B 0.95%        $ 101.62                 103
MarketPLUS Large Cap Growth ...........................   Class B 1.20%        $ 112.19                 167
MarketPLUS Large Cap Growth ...........................   Class B 1.20%        $ 116.82                   1
MarketPLUS Large Cap Growth ...........................   Class B 1.25%        $ 103.08                  --


                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                         Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
MarketPLUS Large Cap Growth ...........................   Class B 1.30%        $ 118.81                   1
MarketPLUS Large Cap Growth ...........................   Class B 1.34%        $ 172.29               1,655
MarketPLUS Large Cap Growth ...........................   Class B 1.35%        $ 115.15                  32
MarketPLUS Large Cap Growth ...........................   Class B 1.45%        $ 109.53                   7
MarketPLUS Mid Cap Value ..............................   Class B 0.50%        $ 179.75                  --
MarketPLUS Mid Cap Value ..............................   Class B 0.70%        $ 143.72                   1
MarketPLUS Mid Cap Value ..............................   Class B 0.90%        $ 174.50                   4
MarketPLUS Mid Cap Value ..............................   Class B 0.90%        $ 141.01                  19
MarketPLUS Mid Cap Value ..............................   Class B 0.95%        $ 177.39                 161
MarketPLUS Mid Cap Value ..............................   Class B 1.20%        $ 137.01                   9
MarketPLUS Mid Cap Value ..............................   Class B 1.20%        $ 136.59                 349
MarketPLUS Mid Cap Value ..............................   Class B 1.25%        $  87.71                  --
MarketPLUS Mid Cap Value ..............................   Class B 1.30%        $ 100.68                   4
MarketPLUS Mid Cap Value ..............................   Class B 1.34%        $ 170.56               2,189
MarketPLUS Mid Cap Value ..............................   Class B 1.35%        $ 135.05                  25
MarketPLUS Mid Cap Value ..............................   Class B 1.45%        $ 133.36                   2
Multimanager Aggressive Equity ........................   Class A 0.50%        $ 116.93                  --
Multimanager Aggressive Equity ........................   Class A 0.70%        $  96.44                  --
Multimanager Aggressive Equity ........................   Class A 0.90%        $ 119.48                  52
Multimanager Aggressive Equity ........................   Class A 1.20%        $ 105.47                   2
Multimanager Aggressive Equity ........................   Class A 1.25%        $  99.59                  --
Multimanager Aggressive Equity ........................   Class A 1.34%        $  89.29               7,790
Multimanager Aggressive Equity ........................   Class A 1.35%        $ 156.14                 954
Multimanager Aggressive Equity ........................   Class A 1.35%        $ 164.39                  98
Multimanager Aggressive Equity ........................   Class A 1.45%        $  86.41                   4
Multimanager Aggressive Equity ........................   Class B 0.50%        $  88.52                  --
Multimanager Aggressive Equity ........................   Class B 0.70%        $  96.44                   8
Multimanager Aggressive Equity ........................   Class B 0.70%        $  95.72                  --
Multimanager Aggressive Equity ........................   Class B 0.90%        $  73.67                  21
Multimanager Aggressive Equity ........................   Class B 0.90%        $  89.23                   1
Multimanager Aggressive Equity ........................   Class B 0.95%        $  93.73                  29
Multimanager Aggressive Equity ........................   Class B 1.20%        $  86.44                  98
Multimanager Aggressive Equity ........................   Class B 1.30%        $ 115.50                   2
Multimanager Core Bond ................................   Class A 1.25%        $ 106.02                  --
Multimanager Core Bond ................................   Class B 0.50%        $ 126.94                  --
Multimanager Core Bond ................................   Class B 0.70%        $ 125.41                  --
Multimanager Core Bond ................................   Class B 0.70%        $ 109.90                  --
Multimanager Core Bond ................................   Class B 0.90%        $ 123.90                   3
Multimanager Core Bond ................................   Class B 0.90%        $ 109.24                  --
Multimanager Core Bond ................................   Class B 0.95%        $ 123.53                 111
Multimanager Core Bond ................................   Class B 1.20%        $ 121.67                 108
Multimanager Core Bond ................................   Class B 1.20%        $ 108.27                  --
Multimanager Core Bond ................................   Class B 1.30%        $ 105.41                   1
Multimanager Core Bond ................................   Class B 1.34%        $ 120.64                 371
Multimanager Core Bond ................................   Class B 1.35%        $ 120.57                  --
Multimanager Core Bond ................................   Class B 1.45%        $ 119.83                  --
Multimanager Health Care ..............................   Class A 1.25%        $ 101.64                  --
Multimanager Health Care ..............................   Class B 0.50%        $ 136.76                  --
Multimanager Health Care ..............................   Class B 0.70%        $ 135.12                  --
Multimanager Health Care ..............................   Class B 0.70%        $ 122.90                  --
Multimanager Health Care ..............................   Class B 0.90%        $ 133.49                   3
Multimanager Health Care ..............................   Class B 0.90%        $ 122.16                  --


                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
Multimanager Health Care ..............................   Class B 0.95%        $ 133.09                 27
Multimanager Health Care ..............................   Class B 1.20%        $ 131.09                 63
Multimanager Health Care ..............................   Class B 1.30%        $ 107.57                  3
Multimanager Health Care ..............................   Class B 1.34%        $ 172.67                  2
Multimanager Health Care ..............................   Class B 1.34%        $ 115.53                 --
Multimanager Health Care ..............................   Class B 1.34%        $ 129.98                297
Multimanager Health Care ..............................   Class B 1.35%        $ 129.90                  1
Multimanager Health Care ..............................   Class B 1.45%        $ 129.11                 --
Multimanager High Yield ...............................   Class A 0.50%        $ 105.59                 --
Multimanager High Yield ...............................   Class A 0.70%        $ 123.46                 --
Multimanager High Yield ...............................   Class A 0.90%        $ 161.88                  5
Multimanager High Yield ...............................   Class A 1.20%        $ 136.92                  2
Multimanager High Yield ...............................   Class A 1.25%        $  99.91                 --
Multimanager High Yield ...............................   Class A 1.34%        $ 182.06                723
Multimanager High Yield ...............................   Class A 1.35%        $ 194.11                 18
Multimanager High Yield ...............................   Class A 1.45%        $ 106.88                  1
Multimanager High Yield ...............................   Class B 0.50%        $ 138.16                 --
Multimanager High Yield ...............................   Class B 0.70%        $ 123.46                 --
Multimanager High Yield ...............................   Class B 0.70%        $ 130.22                 --
Multimanager High Yield ...............................   Class B 0.90%        $ 110.41                  5
Multimanager High Yield ...............................   Class B 0.95%        $ 127.51                164
Multimanager High Yield ...............................   Class B 1.20%        $ 106.89                211
Multimanager High Yield ...............................   Class B 1.30%        $ 104.30                  4
Multimanager International Equity .....................   Class A 1.25%        $ 100.71                 --
Multimanager International Equity .....................   Class B 0.50%        $ 197.82                 --
Multimanager International Equity .....................   Class B 0.70%        $ 195.44                  1
Multimanager International Equity .....................   Class B 0.70%        $ 163.55                 --
Multimanager International Equity .....................   Class B 0.90%        $ 193.09                  5
Multimanager International Equity .....................   Class B 0.90%        $ 162.57                 --
Multimanager International Equity .....................   Class B 0.95%        $ 192.51                 77
Multimanager International Equity .....................   Class B 1.20%        $ 189.61                 88
Multimanager International Equity .....................   Class B 1.30%        $ 117.54                  2
Multimanager International Equity .....................   Class B 1.34%        $ 217.99                 10
Multimanager International Equity .....................   Class B 1.34%        $ 153.75                 --
Multimanager International Equity .....................   Class B 1.34%        $ 188.01                461
Multimanager International Equity .....................   Class B 1.35%        $ 187.89                 --
Multimanager International Equity .....................   Class B 1.45%        $ 186.75                 --
Multimanager Large Cap Core Equity ....................   Class A 1.25%        $  95.23                 --
Multimanager Large Cap Core Equity ....................   Class B 0.50%        $ 134.47                 --
Multimanager Large Cap Core Equity ....................   Class B 0.70%        $ 132.85                 --
Multimanager Large Cap Core Equity ....................   Class B 0.70%        $ 127.29                 --
Multimanager Large Cap Core Equity ....................   Class B 0.90%        $ 131.25                  1
Multimanager Large Cap Core Equity ....................   Class B 0.90%        $ 126.54                 --
Multimanager Large Cap Core Equity ....................   Class B 0.95%        $ 130.86                 12
Multimanager Large Cap Core Equity ....................   Class B 1.20%        $ 128.89                 30
Multimanager Large Cap Core Equity ....................   Class B 1.20%        $ 125.40                 --
Multimanager Large Cap Core Equity ....................   Class B 1.30%        $ 106.68                 --
Multimanager Large Cap Core Equity ....................   Class B 1.34%        $ 127.80                130
Multimanager Large Cap Core Equity ....................   Class B 1.35%        $ 127.72                 --
Multimanager Large Cap Core Equity ....................   Class B 1.45%        $ 126.94                 --


                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
Multimanager Large Cap Growth .........................  Class A 1.25%         $ 102.03                 --
Multimanager Large Cap Growth .........................  Class B 0.50%         $ 111.34                 --
Multimanager Large Cap Growth .........................  Class B 0.70%         $ 110.00                 --
Multimanager Large Cap Growth .........................  Class B 0.70%         $ 120.26                 --
Multimanager Large Cap Growth .........................  Class B 0.90%         $ 108.68                  4
Multimanager Large Cap Growth .........................  Class B 0.90%         $ 119.55                 --
Multimanager Large Cap Growth .........................  Class B 0.95%         $ 108.35                 49
Multimanager Large Cap Growth .........................  Class B 1.20%         $ 106.72                 67
Multimanager Large Cap Growth .........................  Class B 1.20%         $ 118.48                 --
Multimanager Large Cap Growth .........................  Class B 1.30%         $ 111.17                 --
Multimanager Large Cap Growth .........................  Class B 1.34%         $ 105.82                266
Multimanager Large Cap Growth .........................  Class B 1.35%         $ 105.75                 --
Multimanager Large Cap Growth .........................  Class B 1.45%         $ 105.11                 --
Multimanager Large Cap Value ..........................  Class A 1.25%         $  94.15                  1
Multimanager Large Cap Value ..........................  Class B 0.50%         $ 154.53                 --
Multimanager Large Cap Value ..........................  Class B 0.70%         $ 152.67                 --
Multimanager Large Cap Value ..........................  Class B 0.70%         $ 131.39                 --
Multimanager Large Cap Value ..........................  Class B 0.90%         $ 150.84                  3
Multimanager Large Cap Value ..........................  Class B 0.90%         $ 130.61                 --
Multimanager Large Cap Value ..........................  Class B 0.95%         $ 150.38                 67
Multimanager Large Cap Value ..........................  Class B 1.20%         $ 148.12                 93
Multimanager Large Cap Value ..........................  Class B 1.20%         $ 129.44                 --
Multimanager Large Cap Value ..........................  Class B 1.30%         $ 106.36                  3
Multimanager Large Cap Value ..........................  Class B 1.34%         $ 146.86                335
Multimanager Large Cap Value ..........................  Class B 1.35%         $ 146.77                 --
Multimanager Large Cap Value ..........................  Class B 1.45%         $ 145.88                 --
Multimanager Mid Cap Growth ...........................  Class A 1.25%         $  98.14                 --
Multimanager Mid Cap Growth ...........................  Class B 0.50%         $ 127.03                 --
Multimanager Mid Cap Growth ...........................  Class B 0.70%         $ 125.50                 --
Multimanager Mid Cap Growth ...........................  Class B 0.70%         $ 135.92                 --
Multimanager Mid Cap Growth ...........................  Class B 0.90%         $ 123.99                  4
Multimanager Mid Cap Growth ...........................  Class B 0.90%         $ 135.11                 --
Multimanager Mid Cap Growth ...........................  Class B 0.95%         $ 123.62                 75
Multimanager Mid Cap Growth ...........................  Class B 1.20%         $ 121.76                107
Multimanager Mid Cap Growth ...........................  Class B 1.30%         $ 114.07                  1
Multimanager Mid Cap Growth ...........................  Class B 1.34%         $ 181.90                  6
Multimanager Mid Cap Growth ...........................  Class B 1.34%         $ 127.78                 --
Multimanager Mid Cap Growth ...........................  Class B 1.34%         $ 120.73                536
Multimanager Mid Cap Growth ...........................  Class B 1.35%         $ 120.65                  1
Multimanager Mid Cap Growth ...........................  Class B 1.45%         $ 119.92                 --
Multimanager Mid Cap Value ............................  Class A 1.25%         $  88.13                 --
Multimanager Mid Cap Value ............................  Class B 0.50%         $ 144.72                 --
Multimanager Mid Cap Value ............................  Class B 0.70%         $ 142.98                 --
Multimanager Mid Cap Value ............................  Class B 0.70%         $ 124.92                 --
Multimanager Mid Cap Value ............................  Class B 0.90%         $ 141.27                  3
Multimanager Mid Cap Value ............................  Class B 0.90%         $ 124.18                 --
Multimanager Mid Cap Value ............................  Class B 0.95%         $ 140.84                 56
Multimanager Mid Cap Value ............................  Class B 1.20%         $ 138.72                 82
Multimanager Mid Cap Value ............................  Class B 1.30%         $ 101.70                  2
Multimanager Mid Cap Value ............................  Class B 1.34%         $ 176.71                  3


                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
Multimanager Mid Cap Value ............................   Class B 1.34%        $ 117.44                --
Multimanager Mid Cap Value ............................   Class B 1.34%        $ 137.54               368
Multimanager Mid Cap Value ............................   Class B 1.35%        $ 137.46                --
Multimanager Mid Cap Value ............................   Class B 1.45%        $ 136.63                --
Multimanager Small Cap Growth .........................   Class B 0.50%        $ 138.89                --
Multimanager Small Cap Growth .........................   Class B 0.70%        $ 138.00                --
Multimanager Small Cap Growth .........................   Class B 0.90%        $ 137.10                 3
Multimanager Small Cap Growth .........................   Class B 0.95%        $ 136.88                44
Multimanager Small Cap Growth .........................   Class B 1.20%        $ 135.77                72
Multimanager Small Cap Growth .........................   Class B 1.25%        $ 92.33
Multimanager Small Cap Growth .........................   Class B 1.30%        $ 105.90                 2
Multimanager Small Cap Growth .........................   Class B 1.34%        $ 135.15               308
Multimanager Small Cap Growth .........................   Class B 1.34%        $ 135.16                 9
Multimanager Small Cap Growth .........................   Class B 1.35%        $ 135.11                 1
Multimanager Small Cap Growth .........................   Class B 1.45%        $ 134.67                --
Multimanager Small Cap Value ..........................   Class A 1.25%        $  84.78                --
Multimanager Small Cap Value ..........................   Class B 0.50%        $ 187.01                --
Multimanager Small Cap Value ..........................   Class B 0.70%        $ 195.49                --
Multimanager Small Cap Value ..........................   Class B 0.90%        $ 192.22                13
Multimanager Small Cap Value ..........................   Class B 0.95%        $ 151.05                87
Multimanager Small Cap Value ..........................   Class B 1.20%        $ 187.41               112
Multimanager Small Cap Value ..........................   Class B 1.30%        $  92.73                 1
Multimanager Small Cap Value ..........................   Class B 1.34%        $ 185.20               725
Multimanager Small Cap Value ..........................   Class B 1.34%        $ 185.21                14
Multimanager Small Cap Value ..........................   Class B 1.35%        $ 185.04                 5
Multimanager Small Cap Value ..........................   Class B 1.45%        $ 143.86                --
Multimanager Technology ...............................   Class A 1.25%        $ 103.56                 1
Multimanager Technology ...............................   Class B 0.50%        $ 130.12                --
Multimanager Technology ...............................   Class B 0.70%        $ 128.56                 8
Multimanager Technology ...............................   Class B 0.70%        $ 145.87                --
Multimanager Technology ...............................   Class B 0.90%        $ 127.01                 6
Multimanager Technology ...............................   Class B 0.90%        $ 145.00                --
Multimanager Technology ...............................   Class B 0.95%        $ 126.63                73
Multimanager Technology ...............................   Class B 1.20%        $ 124.72               126
Multimanager Technology ...............................   Class B 1.30%        $ 122.15                 2
Multimanager Technology ...............................   Class B 1.34%        $ 192.05                 2
Multimanager Technology ...............................   Class B 1.34%        $ 137.13                --
Multimanager Technology ...............................   Class B 1.34%        $ 123.67               823
Multimanager Technology ...............................   Class B 1.35%        $ 123.59                 3
Multimanager Technology ...............................   Class B 1.45%        $ 122.84                 1
Target 2015 Allocation ................................   Class B 0.50%        $ 115.88                --
Target 2015 Allocation ................................   Class B 0.70%        $ 115.58                --
Target 2015 Allocation ................................   Class B 0.90%        $ 115.27                 1
Target 2015 Allocation ................................   Class B 0.95%        $ 115.19                 1
Target 2015 Allocation ................................   Class B 1.20%        $ 114.81                 5
Target 2015 Allocation ................................   Class B 1.25%        $  99.42                --
Target 2015 Allocation ................................   Class B 1.30%        $ 109.39                --
Target 2015 Allocation ................................   Class B 1.34%        $ 114.60                60
Target 2015 Allocation ................................   Class B 1.35%        $ 114.58                --
Target 2015 Allocation ................................   Class B 1.45%        $ 114.43                --

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2007

                                                        Contract charges      Unit Value     Units Outstanding (000s)
                                                        ----------------   ----------------  ------------------------
Target 2025 Allocation ................................   Class B 0.50%        $ 117.04                  --
Target 2025 Allocation ................................   Class B 0.70%        $ 116.73                  --
Target 2025 Allocation ................................   Class B 0.90%        $ 116.42                  --
Target 2025 Allocation ................................   Class B 0.95%        $ 116.34                   3
Target 2025 Allocation ................................   Class B 1.20%        $ 115.96                  15
Target 2025 Allocation ................................   Class B 1.25%        $  98.77                  --
Target 2025 Allocation ................................   Class B 1.30%        $ 109.99                  --
Target 2025 Allocation ................................   Class B 1.34%        $ 115.74                  61
Target 2025 Allocation ................................   Class B 1.35%        $ 115.73                   1
Target 2025 Allocation ................................   Class B 1.45%        $ 115.57                  --
Target 2035 Allocation ................................   Class B 0.50%        $ 118.01                  --
Target 2035 Allocation ................................   Class B 0.70%        $ 117.70                  --
Target 2035 Allocation ................................   Class B 0.90%        $ 117.39                   1
Target 2035 Allocation ................................   Class B 0.95%        $ 117.31                   3
Target 2035 Allocation ................................   Class B 1.20%        $ 116.92                   7
Target 2035 Allocation ................................   Class B 1.25%        $  98.05                  --
Target 2035 Allocation ................................   Class B 1.30%        $ 110.39                  --
Target 2035 Allocation ................................   Class B 1.34%        $ 116.71                  29
Target 2035 Allocation ................................   Class B 1.35%        $ 116.69                  --
Target 2035 Allocation ................................   Class B 1.45%        $ 116.54                  --
Target 2045 Allocation ................................   Class B 0.50%        $ 119.32                  --
Target 2045 Allocation ................................   Class B 0.70%        $ 119.00                  --
Target 2045 Allocation ................................   Class B 0.90%        $ 118.69                  --
Target 2045 Allocation ................................   Class B 0.95%        $ 118.61                   1
Target 2045 Allocation ................................   Class B 1.20%        $ 118.22                   5
Target 2045 Allocation ................................   Class B 1.20%        $  97.54                  --
Target 2045 Allocation ................................   Class B 1.30%        $ 111.07                  --
Target 2045 Allocation ................................   Class B 1.34%        $ 118.00                  23
Target 2045 Allocation ................................   Class B 1.35%        $ 117.98                  --
Target 2045 Allocation ................................   Class B 1.45%        $ 117.82                  --

----------
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                          AXA Aggressive    AXA Conservative   AXA Conservative-Plus
                                                            Allocation         Allocation           Allocation
                                                         ----------------   ----------------   ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $      3,731,203   $      1,567,430   $           2,541,400
 Expenses:
  Asset-based charges .................................         1,620,267            393,937                 794,603
  Less: Reduction for expense limitation ..............                --                 --                      --
                                                         ----------------   ----------------   ---------------------
  Net Expenses ........................................         1,620,267            393,937                 794,603
                                                         ----------------   ----------------   ---------------------
Net Investment Income (Loss) ..........................         2,110,936          1,173,493               1,746,797
                                                         ----------------   ----------------   ---------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................         3,757,511            379,799                 911,372
  Realized gain distribution from The Trusts ..........         5,351,486            653,167               1,523,882
                                                         ----------------   ----------------   ---------------------
 Net realized gain (loss) .............................         9,108,997          1,032,966               2,435,254
                                                         ----------------   ----------------   ---------------------
  Change in unrealized appreciation
   (depreciation) of investments ......................        (6,954,750)          (841,932)             (1,896,227)
                                                         ----------------   ----------------   ---------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................         2,154,247            191,034                 539,027
                                                         ----------------   ----------------   ---------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $      4,265,183   $      1,364,527   $           2,285,824
                                                         ================   ================   =====================


                                                           AXA Moderate     AXA Moderate-Plus   EQ/AllianceBernstein
                                                            Allocation         Allocation           Common Stock
                                                         ----------------   -----------------   --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $     58,489,247   $      13,547,933   $         47,098,044
 Expenses:
  Asset-based charges .................................        24,931,932           5,138,529             57,223,195
  Less: Reduction for expense limitation ..............        (5,879,049)                 --             (9,955,496)
                                                         ----------------   -----------------   --------------------
  Net Expenses ........................................        19,052,883           5,138,529             47,267,699
                                                         ----------------   -----------------   --------------------
Net Investment Income (Loss) ..........................        39,436,364           8,409,404               (169,655)
                                                         ----------------   -----------------   --------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................        30,119,493          10,225,520             79,901,173
  Realized gain distribution from The Trusts ..........        32,773,640          13,460,501                     --
                                                         ----------------   -----------------   --------------------
 Net realized gain (loss) .............................        62,893,133          23,686,021             79,901,173
                                                         ----------------   -----------------   --------------------
  Change in unrealized appreciation
   (depreciation) of investments ......................       (11,964,149)        (15,854,312)            27,484,537
                                                         ----------------   -----------------   --------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................        50,928,984           7,831,709            107,385,710
                                                         ----------------   -----------------   --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $     90,365,348   $      16,241,113   $        107,216,055
                                                         ================   =================   ====================


                                                    EQ/AllianceBernstein
                                                       Intermediate
                                                        Government
                                                        Securities
                                                    --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          5,430,954
 Expenses:
  Asset-based charges ............................             1,537,471
  Less: Reduction for expense limitation .........               (10,101)
                                                    --------------------
  Net Expenses ...................................             1,527,370
                                                    --------------------
Net Investment Income (Loss) .....................             3,903,584
                                                    --------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............              (970,093)
  Realized gain distribution from The Trusts .....                    --
                                                    --------------------
 Net realized gain (loss) ........................              (970,093)
                                                    --------------------
  Change in unrealized appreciation
   (depreciation) of investments .................             3,752,005
                                                    --------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................             2,781,912
                                                    --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $          6,685,496
                                                    ====================

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                           EQ/AllianceBernstein
                                                    EQ/AllianceBernstein         Large Cap        EQ/AllianceBernstein
                                                        International             Growth              Quality Bond
                                                    --------------------   --------------------   --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         14,171,158   $                 --   $          7,930,248
 Expenses:
  Asset-based charges ............................            12,481,311              1,864,505              1,999,801
  Less: Reduction for expense limitation .........                    --                     --                     --
                                                    --------------------   --------------------   --------------------
  Net Expenses ...................................            12,481,311              1,864,505              1,999,801
                                                    --------------------   --------------------   --------------------
Net Investment Income (Loss) .....................             1,689,847             (1,864,505)             5,930,447
                                                    --------------------   --------------------   --------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            72,161,002             13,405,080               (263,447)
  Realized gain distribution from The Trusts .....            84,299,399                     --                     --
                                                    --------------------   --------------------   --------------------
 Net realized gain (loss) ........................           156,460,401             13,405,080               (263,447)
                                                    --------------------   --------------------   --------------------
  Change in unrealized appreciation
   (depreciation) of investments .................           (65,600,773)             5,205,658               (473,499)
                                                    --------------------   --------------------   --------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................            90,859,628             18,610,738               (736,946)
                                                    --------------------   --------------------   --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $         92,549,475   $         16,746,233   $          5,193,501
                                                    ====================   ====================   ====================

                                                    EQ/AllianceBernstein
                                                          Small Cap        EQ/AllianceBernstein         EQ/Ariel
                                                           Growth                  Value            Appreciation II
                                                    --------------------   --------------------   --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $                 --   $         24,962,422   $             13,537
 Expenses:
  Asset-based charges ............................             5,041,206             12,230,741                 44,948
  Less: Reduction for expense limitation .........                    --                     --                     --
                                                    --------------------   --------------------   --------------------
  Net Expenses ...................................             5,041,206             12,230,741                 44,948
                                                    --------------------   --------------------   --------------------
Net Investment Income (Loss) .....................            (5,041,206)            12,731,681                (31,411)
                                                    --------------------   --------------------   --------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            27,092,094             65,316,273                206,176
  Realized gain distribution from The Trusts .....            55,578,250             98,603,415                 28,475
                                                    --------------------   --------------------   --------------------
 Net realized gain (loss) ........................            82,670,344            163,919,688                234,651
                                                    --------------------   --------------------   --------------------
  Change in unrealized appreciation
   (depreciation) of investments .................           (23,317,507)          (266,779,879)              (295,137)
                                                    --------------------   --------------------   --------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................            59,352,837           (102,860,191)               (60,486)
                                                    --------------------   --------------------   --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $         54,311,631   $        (90,128,510)  $            (91,897)
                                                    ====================   ====================   ====================


                                                   EQ/AXA Rosenberg
                                                     Value Long/
                                                     Short Equity
                                                   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $        178,686
 Expenses:
  Asset-based charges ............................           114,629
  Less: Reduction for expense limitation .........                --
                                                    ----------------
  Net Expenses ...................................           114,629
                                                    ----------------
Net Investment Income (Loss) .....................            64,057
                                                    ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............           (30,630)
  Realized gain distribution from The Trusts .....                --
                                                    ----------------
 Net realized gain (loss) ........................           (30,630)
                                                    ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................           134,180
                                                    ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................           103,550
                                                    ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $        167,607
                                                    ================

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                       EQ/BlackRock        EQ/BlackRock         EQ/Boston
                                                        Basic Value       International          Advisors
                                                          Equity              Value           Equity Income
                                                     ----------------    ----------------    ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $      4,352,195    $      6,504,977    $      1,078,634
 Expenses:
  Asset-based charges ............................          5,285,273           4,377,395             724,661
  Less: Reduction for expense limitation .........                 --                  --                  --
                                                     ----------------    ----------------    ----------------
  Net Expenses ...................................          5,285,273           4,377,395             724,661
                                                     ----------------    ----------------    ----------------
Net Investment Income (Loss) .....................           (933,078)          2,127,582             353,973
                                                     ----------------    ----------------    ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         24,351,836          28,625,637           1,972,605
  Realized gain distribution from The Trusts .....         30,148,964          34,966,113           3,899,219
                                                     ----------------    ----------------    ----------------
 Net realized gain (loss) ........................         54,500,800          63,591,750           5,871,824
                                                     ----------------    ----------------    ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................        (53,893,635)        (38,025,776)         (5,192,746)
                                                     ----------------    ----------------    ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................            607,165          25,565,974             679,078
                                                     ----------------    ----------------    ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $       (325,913)   $     27,693,556    $      1,033,051
                                                     ================    ================    ================

                                                            EQ/Calvert       EQ/Capital        EQ/Capital      EQ/Caywood-Scholl
                                                             Socially         Guardian          Guardian          High Yield
                                                           Responsible         Growth           Research             Bond
                                                         ---------------   ---------------   ---------------   ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $        51,538   $            --   $     2,572,635   $        1,825,784
 Expenses:
  Asset-based charges .................................          254,865           196,797         2,758,734              289,798
  Less: Reduction for expense limitation ..............               --                --                --                   --
                                                         ---------------   ---------------   ---------------   ------------------
  Net Expenses ........................................          254,865           196,797         2,758,734              289,798
                                                         ---------------   ---------------   ---------------   ------------------
Net Investment Income (Loss) ..........................         (203,327)         (196,797)         (186,099)           1,535,986
                                                         ---------------   ---------------   ---------------   ------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................          803,832           962,601        19,494,601              125,122
  Realized gain distribution from The Trusts ..........        1,067,707                --         2,772,628                   --
                                                         ---------------   ---------------   ---------------   ------------------
 Net realized gain (loss) .............................        1,871,539           962,601        22,267,229              125,122
                                                         ---------------   ---------------   ---------------   ------------------
  Change in unrealized appreciation
   (depreciation) of investments ......................          426,570          (452,942)      (29,606,074)          (1,469,113)
                                                         ---------------   ---------------   ---------------   ------------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................        2,298,109           509,659        (7,338,845)          (1,343,991)
                                                         ---------------   ---------------   ---------------   ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $     2,094,782   $       312,862   $    (7,524,944)  $          191,995
                                                         ===============   ===============   ===============   ==================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                       EQ/Davis                             EQ/Evergreen
                                                       New York           EQ/Equity        International
                                                        Venture           500 Index             Bond
                                                    ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         23,725   $     16,382,231   $        476,340
 Expenses:
  Asset-based charges ............................            26,163         14,062,463            165,966
  Less: Reduction for expense limitation .........                --                 --                 --
                                                    ----------------   ----------------   ----------------
  Net Expenses ...................................            26,163         14,062,463            165,966
                                                    ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................            (2,438)         2,319,768            310,374
                                                    ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............              (498)        39,879,333            287,464
  Realized gain distribution from The Trusts .....            16,657         28,844,013              8,042
                                                    ----------------   ----------------   ----------------
 Net realized gain (loss) ........................            16,159         68,723,346            295,506
                                                    ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................           (75,153)       (30,655,199)           516,896
                                                    ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................           (58,994)        38,068,147            812,402
                                                    ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $        (61,432)  $     40,387,915   $      1,122,776
                                                    ================   ================   ================

                                                                                                        EQ/Franklin
                                                     EQ/Evergreen                      EQ/Franklin       Small Cap
                                                         Omega       EQ/FI Mid Cap        Income           Value
                                                    --------------   --------------   --------------   --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $           --   $           --   $    2,605,603   $       29,328
 Expenses:
  Asset-based charges ............................         321,897        4,563,321          718,978           66,221
  Less: Reduction for expense limitation .........              --               --               --               --
                                                    --------------   --------------   --------------   --------------
  Net Expenses ...................................         321,897        4,563,321          718,978           66,221
                                                    --------------   --------------   --------------   --------------
Net Investment Income (Loss) .....................        (321,897)      (4,563,321)       1,886,625          (36,893)
                                                    --------------   --------------   --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         971,305        8,755,421          627,644         (422,004)
  Realized gain distribution from The Trusts .....       1,457,860       48,809,303          204,643           23,987
                                                    --------------   --------------   --------------   --------------
 Net realized gain (loss) ........................       2,429,165       57,564,724          832,287         (398,017)
                                                    --------------   --------------   --------------   --------------
  Change in unrealized appreciation
   (depreciation) of investments .................          36,208      (32,399,351)      (4,316,497)        (559,628)
                                                    --------------   --------------   --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       2,465,373       25,165,373       (3,484,210)        (957,645)
                                                    --------------   --------------   --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    2,143,476   $   20,602,052   $   (1,597,585)  $     (994,538)
                                                    ==============   ==============   ==============   ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                              EQ/Franklin            EQ/GAMCO         EQ/GAMCO
                                                               Templeton           Mergers and     Small Company
                                                          Founding Strategy (a)    Acquisitions        Value
                                                         ----------------------   --------------   --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $              384,583   $       89,682   $      540,820
 Expenses:
  Asset-based charges .................................                 114,033          138,531        1,342,794
  Less: Reduction for expense limitation ..............                      --               --               --
                                                         ----------------------   --------------   --------------
  Net Expenses ........................................                 114,033          138,531        1,342,794
                                                         ----------------------   --------------   --------------
Net Investment Income (Loss) ..........................                 270,550          (48,849)        (801,974)
                                                         ----------------------   --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................                 (35,580)         281,754        4,798,657
  Realized gain distribution from The Trusts ..........                   1,402          548,233        4,470,346
                                                         ----------------------   --------------   --------------
 Net realized gain (loss) .............................                 (34,178)         829,987        9,269,003
                                                         ----------------------   --------------   --------------
  Change in unrealized appreciation
   (depreciation) of investments ......................                (994,758)        (681,020)      (3,368,670)
                                                         ----------------------   --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................              (1,028,936)         148,967        5,900,333
                                                         ----------------------   --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $             (758,386)  $      100,118   $    5,098,359
                                                         ======================   ==============   ==============

                                                                                                 EQ/JPMorgan
                                                         EQ/International     EQ/JPMorgan           Value          EQ/Legg Mason
                                                              Growth           Core Bond        Opportunities       Value Equity
                                                         ----------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $        178,898   $      6,029,538   $        982,472   $             --
 Expenses:
  Asset-based charges .................................           329,678          1,625,863            958,069            270,230
  Less: Reduction for expense limitation ..............                --                 --                 --                 --
                                                         ----------------   ----------------   ----------------   ----------------
  Net Expenses ........................................           329,678          1,625,863            958,069            270,230
                                                         ----------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) ..........................          (150,780)         4,403,675             24,403           (270,230)
                                                         ----------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................         2,307,171           (611,538)         7,730,460            399,299
  Realized gain distribution from The Trusts ..........         1,272,537                 --         10,261,737            457,938
                                                         ----------------   ----------------   ----------------   ----------------
 Net realized gain (loss) .............................         3,579,708           (611,538)        17,992,197            857,237
                                                         ----------------   ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments ......................          (488,119)        (1,452,592)       (20,010,281)        (2,224,944)
                                                         ----------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................         3,091,589         (2,064,130)        (2,018,084)        (1,367,707)
                                                         ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $      2,940,809   $      2,339,545   $     (1,993,681)  $     (1,637,937)
                                                         ================   ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                             EQ/Lord Abbett     EQ/Lord Abbett
                                                              EQ/Long          Growth and          Large Cap
                                                             Term Bond           Income              Core
                                                         ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...........................  $        900,663   $        183,565   $         45,977
 Expenses:
  Asset-based charges .................................           257,074            201,873             71,372
  Less: Reduction for expense limitation ..............                --                 --                 --
                                                         ----------------   ----------------   ----------------
  Net Expenses ........................................           257,074            201,873             71,372
                                                         ----------------   ----------------   ----------------
Net Investment Income (Loss) ..........................           643,589            (18,308)           (25,395)
                                                         ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .................           (55,376)           634,199            296,352
  Realized gain distribution from The Trusts ..........                --            624,691            239,978
                                                         ----------------   ----------------   ----------------
 Net realized gain (loss) .............................           (55,376)         1,258,890            536,330
                                                         ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments ......................           705,823           (973,321)           (70,442)
                                                         ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..........................................           650,447            285,569            465,888
                                                         ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............................  $      1,294,036   $        267,261   $        440,493
                                                         ================   ================   ================

                                                     EQ/Lord Abbett
                                                         Mid Cap          EQ/Marsico          EQ/Money         EQ/Montag &
                                                          Value              Focus             Market        Caldwell Growth
                                                    ----------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $        146,543   $        677,569   $      8,394,695   $         26,677
 Expenses:
  Asset-based charges ............................           319,177          4,725,864          2,350,242             74,941
  Less: Reduction for expense limitation .........                --                 --           (182,343)                --
                                                    ----------------   ----------------   ----------------   ----------------
  Net Expenses ...................................           319,177          4,725,864          2,167,899             74,941
                                                    ----------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................          (172,634)        (4,048,295)         6,226,796            (48,264)
                                                    ----------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         1,710,897         19,961,628           (122,525)           583,698
  Realized gain distribution from The Trusts .....         1,894,731         32,202,504                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net realized gain (loss) ........................         3,605,628         52,164,132           (122,525)           583,698
                                                    ----------------   ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................        (4,638,663)        (4,405,374)           125,159            242,069
                                                    ----------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (1,033,035)        47,758,758              2,634            825,767
                                                    ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     (1,205,669)  $     43,710,463   $      6,229,430   $        777,503
                                                    ================   ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                        EQ/Oppenheimer
                                                       EQ/Mutual       EQ/Oppenheimer     Main Street
                                                        Shares             Global       Opportunity (c)
                                                    ---------------   ---------------   ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $            --   $        29,327   $         6,250
 Expenses:
  Asset-based charges ............................          318,913            99,498             5,463
  Less: Reduction for expense limitation .........               --                --                --
                                                    ---------------   ---------------   ---------------
  Net Expenses ...................................          318,913            99,498             5,463
                                                    ---------------   ---------------   ---------------
Net Investment Income (Loss) .....................         (318,913)          (70,171)              787
                                                    ---------------   ---------------   ---------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          329,514           304,877            (4,579)
  Realized gain distribution from The Trusts .....            2,956           121,716            63,067
                                                    ---------------   ---------------   ---------------
 Net realized gain (loss) ........................          332,470           426,593            58,488
                                                    ---------------   ---------------   ---------------
  Change in unrealized appreciation
   (depreciation) of investments .................       (1,118,722)         (332,403)         (118,992)
                                                    ---------------   ---------------   ---------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (786,252)           94,190           (60,504)
                                                    ---------------   ---------------   ---------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    (1,105,165)  $        24,019   $       (59,717)
                                                    ===============   ===============   ===============

                                                     EQ/Oppenheimer
                                                       Main Street         EQ/PIMCO           EQ/Short           EQ/Small
                                                        Small Cap         Real Return      Duration Bond      Company Index
                                                    ----------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $             --   $      1,114,195   $        465,626   $      2,307,540
 Expenses:
  Asset-based charges ............................            67,754            442,848            117,774          2,118,265
  Less: Reduction for expense limitation .........                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
  Net Expenses ...................................            67,754            442,848            117,774          2,118,265
                                                    ----------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................           (67,754)           671,347            347,852            189,275
                                                    ----------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            98,052           (135,208)            56,506          6,189,798
  Realized gain distribution from The Trusts .....           120,441            398,511                 --         12,024,078
                                                    ----------------   ----------------   ----------------   ----------------
 Net realized gain (loss) ........................           218,493            263,303             56,506         18,213,876
                                                    ----------------   ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................          (661,765)         2,795,069            (15,114)       (24,004,047)
                                                    ----------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (443,272)         3,058,372             41,392         (5,790,171)
                                                    ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $       (511,026)  $      3,729,719   $        389,244   $     (5,600,896)
                                                    ================   ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                                  EQ/UBS
                                                    EQ/T. Rowe Price      EQ/Templeton          Growth and
                                                      Growth Stock           Growth              Income
                                                    -----------------   -----------------   -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          63,275   $         142,501   $         225,276
 Expenses:
  Asset-based charges ............................            589,117             271,752             316,330
  Less: Reduction for expense limitation .........                 --                  --                  --
                                                    -----------------   -----------------   -----------------
  Net Expenses ...................................            589,117             271,752             316,330
                                                    -----------------   -----------------   -----------------
Net Investment Income (Loss) .....................           (525,842)           (129,251)            (91,054)
                                                    -----------------   -----------------   -----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          2,228,804             330,623           1,013,429
  Realized gain distribution from The Trusts .....          4,687,248              81,277                  --
                                                    -----------------   -----------------   -----------------
 Net realized gain (loss) ........................          6,916,052             411,900           1,013,429
                                                    -----------------   -----------------   -----------------
  Change in unrealized appreciation
   (depreciation) of investments .................         (7,931,578)           (805,069)         (1,212,257)
                                                    -----------------   -----------------   -----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (1,015,526)           (393,169)           (198,828)
                                                    -----------------   -----------------   -----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      (1,541,368)  $        (522,420)  $        (289,882)
                                                    =================   =================   =================

                                                                          EQ/Van Kampen       EQ/Van Kampen
                                                      EQ/Van Kampen     Emerging Markets         Mid Cap          Eq/Van Kampen
                                                        Comstock              Equity              Growth          Real Estate (b)
                                                    -----------------   -----------------   -----------------   -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $         380,747   $              --   $          93,310   $       1,125,802
 Expenses:
  Asset-based charges ............................            289,258           6,617,232             354,584             722,220
  Less: Reduction for expense limitation .........                 --                  --                  --                  --
                                                    -----------------   -----------------   -----------------   -----------------
  Net Expenses ...................................            289,258           6,617,232             354,584             722,220
                                                    -----------------   -----------------   -----------------   -----------------
Net Investment Income (Loss) .....................             91,489          (6,617,232)           (261,274)            403,582
                                                    -----------------   -----------------   -----------------   -----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            814,948          84,581,854           2,348,151            (302,303)
  Realized gain distribution from The Trusts .....            806,395         109,883,303           2,017,506             834,510
                                                    -----------------   -----------------   -----------------   -----------------
 Net realized gain (loss) ........................          1,621,343         194,465,157           4,365,657             532,207
                                                    -----------------   -----------------   -----------------   -----------------
  Change in unrealized appreciation
   (depreciation) of investments .................         (2,750,117)        (16,557,720)              9,875         (13,599,212)
                                                    -----------------   -----------------   -----------------   -----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (1,128,774)        177,907,437           4,375,532         (13,067,005)
                                                    -----------------   -----------------   -----------------   -----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      (1,037,285)  $     171,290,205   $       4,114,258   $     (12,663,423)
                                                    =================   =================   =================   =================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                             MarketPLUS           MarketPLUS
                                                        MarketPLUS            Large Cap            Large Cap
                                                    International Core          Core                Growth
                                                    ------------------   ------------------   ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          451,241   $          197,224   $        1,088,460
 Expenses:
  Asset-based charges ............................           1,416,683              207,349            4,223,254
  Less: Reduction for expense limitation .........                  --                   --                   --
                                                    ------------------   ------------------   ------------------
  Net Expenses ...................................           1,416,683              207,349            4,223,254
                                                    ------------------   ------------------   ------------------
Net Investment Income (Loss) .....................            (965,442)             (10,125)          (3,134,794)
                                                    ------------------   ------------------   ------------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............           9,584,269            1,575,093           19,023,896
  Realized gain distribution from The Trusts .....          22,363,950            3,280,878                   --
                                                    ------------------   ------------------   ------------------
 Net realized gain (loss) ........................          31,948,219            4,855,971           19,023,896
                                                    ------------------   ------------------   ------------------
  Change in unrealized appreciation
   (depreciation) of investments .................         (17,185,462)          (4,430,562)          25,806,328
                                                    ------------------   ------------------   ------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          14,762,757              425,409           44,830,224
                                                    ------------------   ------------------   ------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $       13,797,315   $          415,284   $       41,695,430
                                                    ==================   ==================   ==================

                                                       MarketPLUS
                                                         Mid Cap           Multimanager        Multimanager       Multimanager
                                                          Value         Aggressive Equity       Core Bond          Health Care
                                                    -----------------   -----------------   -----------------   -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $       5,154,743   $         878,952   $       2,839,238   $              --
 Expenses:
  Asset-based charges ............................          6,702,914          12,362,709             871,773             648,600
  Less: Reduction for expense limitation .........                 --          (2,686,731)                 --                  --
                                                    -----------------   -----------------   -----------------   -----------------
  Net Expenses ...................................          6,702,914           9,675,978             871,773             648,600
                                                    -----------------   -----------------   -----------------   -----------------
Net Investment Income (Loss) .....................         (1,548,171)         (8,797,026)          1,967,465            (648,600)
                                                    -----------------   -----------------   -----------------   -----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         17,147,029           2,694,259            (478,087)          1,507,730
  Realized gain distribution from The Trusts .....        118,306,024                  --                  --           4,016,221
                                                    -----------------   -----------------   -----------------   -----------------
 Net realized gain (loss) ........................        135,453,053           2,694,259            (478,087)          5,523,951
                                                    -----------------   -----------------   -----------------   -----------------
  Change in unrealized appreciation
   (depreciation) of investments .................       (147,048,888)         98,209,591           1,883,980          (1,195,161)
                                                    -----------------   -----------------   -----------------   -----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (11,595,835)        100,903,850           1,405,893           4,328,790
                                                    -----------------   -----------------   -----------------   -----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     (13,144,006)  $      92,106,824   $       3,373,358   $       3,680,190
                                                    =================   =================   =================   =================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                        Multimanager        Multimanager
                                                      Multimanager      International        Large Cap
                                                       High Yield           Equity          Core Equity
                                                    ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     14,114,061   $        826,765   $        100,627
 Expenses:
  Asset-based charges ............................         2,390,519          1,478,433            284,453
  Less: Reduction for expense limitation .........                --                 --                 --
                                                    ----------------   ----------------   ----------------
  Net Expenses ...................................         2,390,519          1,478,433            284,453
                                                    ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................        11,723,542           (651,668)          (183,826)
                                                    ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          (278,762)        11,072,237          1,425,601
  Realized gain distribution from The Trusts .....                --          6,827,292          1,578,505
                                                    ----------------   ----------------   ----------------
 Net realized gain (loss) ........................          (278,762)        17,899,529          3,004,106
                                                    ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................        (7,784,322)        (5,342,494)        (2,021,923)
                                                    ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (8,063,084)        12,557,035            982,183
                                                    ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      3,660,458   $     11,905,367   $        798,357
                                                    ================   ================   ================

                                                       Multimanager      Multimanager       Multimanager       Multimanager
                                                        Large Cap          Large Cap          Mid Cap             Mid Cap
                                                         Growth              Value             Growth              Value
                                                    ----------------   ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $             --   $        831,530   $             --   $             --
 Expenses:
  Asset-based charges ............................           493,442            921,240          1,130,878          1,020,988
  Less: Reduction for expense limitation .........                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
  Net Expenses ...................................           493,442            921,240          1,130,878          1,020,988
                                                    ----------------   ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................          (493,442)           (89,710)        (1,130,878)        (1,020,988)
                                                    ----------------   ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         1,496,878          4,577,222          2,121,600         (1,326,310)
  Realized gain distribution from The Trusts .....         4,765,699          7,610,744          8,808,118          6,335,625
                                                    ----------------   ----------------   ----------------   ----------------
 Net realized gain (loss) ........................         6,262,577         12,187,966         10,929,718          5,009,315
                                                    ----------------   ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................        (2,088,714)       (10,676,307)        (1,289,899)        (4,726,493)
                                                    ----------------   ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         4,173,863          1,511,659          9,639,819            282,822
                                                    ----------------   ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $      3,680,421   $      1,421,949   $      8,508,941   $       (738,166)
                                                    ================   ================   ================   ================

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                     Multimanager        Multimanager
                                                      Small Cap            Small Cap        Multimanager
                                                        Growth               Value           Technology
                                                    ----------------   ----------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $             --   $        621,349   $             --
 Expenses:
  Asset-based charges ............................           672,155          2,652,726          1,533,351
  Less: Reduction for expense limitation .........                --                 --                 --
                                                    ----------------   ----------------   ----------------
  Net Expenses ...................................           672,155          2,652,726          1,533,351
                                                    ----------------   ----------------   ----------------
Net Investment Income (Loss) .....................          (672,155)        (2,031,377)        (1,533,351)
                                                    ----------------   ----------------   ----------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         1,394,392         (1,832,829)        13,077,795
  Realized gain distribution from The Trusts .....         5,615,306         15,861,596                 --
                                                    ----------------   ----------------   ----------------
 Net realized gain (loss) ........................         7,009,698         14,028,767         13,077,795
                                                    ----------------   ----------------   ----------------
  Change in unrealized appreciation
   (depreciation) of investments .................        (7,496,644)       (33,937,728)         5,906,751
                                                    ----------------   ----------------   ----------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (486,946)       (19,908,961)        18,984,546
                                                    ----------------   ----------------   ----------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     (1,159,101)  $    (21,940,338)  $     17,451,195
                                                    ================   ================   ================

                                                     Target 2015     Target 2025    Target 2035     Target 2045
                                                      Allocation      Allocation     Allocation      Allocation
                                                    -------------   -------------   -------------   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     217,137   $     211,647   $      93,740   $      55,754
 Expenses:
  Asset-based charges ............................         55,880          65,985          29,474          21,912
  Less: Reduction for expense limitation .........             --              --              --              --
                                                    -------------   -------------   -------------   -------------
  Net Expenses ...................................         55,880          65,985          29,474          21,912
                                                    -------------   -------------   -------------   -------------
Net Investment Income (Loss) .....................        161,257         145,662          64,266          33,842
                                                    -------------   -------------   -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         76,349          85,907          52,289          73,473
  Realized gain distribution from The Trusts .....         72,317          99,263          32,577          85,207
                                                    -------------   -------------   -------------   -------------
 Net realized gain (loss) ........................        148,666         185,170          84,866         158,680
                                                    -------------   -------------   -------------   -------------
  Change in unrealized appreciation
   (depreciation) of investments .................       (170,852)       (225,356)        (96,824)       (156,241)
                                                    -------------   -------------   -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (22,186)        (40,186)        (11,958)          2,439
                                                    -------------   -------------   -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $     139,071   $     105,476   $      52,308   $      36,281
                                                    =============   =============   =============   =============

-------
(a) Commenced operations on May 29, 2007.
(b) Commenced operations on August 17, 2007.
(c) Commenced operations on May 18, 2007.
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA Aggressive
                                                                Allocation
                                                    -----------------------------------
                                                          2007               2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      2,110,936   $        993,051
 Net realized gain (loss) on investments .........         9,108,997          2,823,176
 Change in unrealized appreciation
  (depreciation) of investments ..................        (6,954,750)         3,292,688
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         4,265,183          7,108,915
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        54,226,477         23,844,855
  Transfers between funds including
   guaranteed interest account, net ..............        34,562,020         26,083,492
  Transfers for contract benefit and
   terminations ..................................        (8,914,260)        (2,538,626)
  Contract maintenance charges ...................          (170,154)           (60,128)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        79,704,083         47,329,593
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              (509)           (44,777)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................        83,968,757         54,393,731
Net Assets -- Beginning of Period ................        77,409,118         23,015,387
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    161,377,875   $     77,409,118
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --
 Units Redeemed ..................................                --                 --
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --
                                                    ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               707                459
 Units Redeemed ..................................              (190)              (120)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................               517                339
                                                    ----------------   ----------------

                                                             AXA Conservative                   AXA Conservative-Plus
                                                                Allocation                            Allocation
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006                2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      1,173,493   $        465,936   $      1,746,797   $        817,332
 Net realized gain (loss) on investments .........         1,032,966            165,790          2,435,254            829,118
 Change in unrealized appreciation
  (depreciation) of investments ..................          (841,932)           190,212         (1,896,227)           638,458
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         1,364,527            821,938          2,285,824          2,284,908
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         9,072,870          4,859,836         21,433,036         15,970,563
  Transfers between funds including
   guaranteed interest account, net ..............        19,023,354          2,799,627         21,846,163          6,697,745
  Transfers for contract benefit and
   terminations ..................................        (3,601,931)        (1,579,213)        (6,889,845)        (3,805,513)
  Contract maintenance charges ...................           (20,616)           (12,780)           (61,923)           (30,881)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        24,473,677          6,067,470         36,327,431         18,831,914
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --            (38,671)                47            (38,269)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        25,838,204          6,850,737         38,613,302         21,078,553
Net Assets -- Beginning of Period ................        18,937,107         12,086,370         41,481,408         20,402,855
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     44,775,311   $     18,937,107   $     80,094,710   $     41,481,408
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               327                122                438                256
 Units Redeemed ..................................              (116)               (67)              (146)               (94)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               211                 55                292                162
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,



                                                                 AXA Moderate
                                                                  Allocation
                                                    ---------------------------------------
                                                            2007                 2006
                                                    ------------------   ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       39,436,364   $       28,974,017
 Net realized gain (loss) on investments .........          62,893,133           37,835,708
 Change in unrealized appreciation
  (depreciation) of investments ..................         (11,964,149)          82,054,012
                                                    ------------------   ------------------
 Net increase (decrease) in net assets from
  operations .....................................          90,365,348          148,863,737
                                                    ------------------   ------------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         151,377,299          119,386,928
  Transfers between funds including
   guaranteed interest account, net ..............          28,229,318          (20,879,947)
  Transfers for contract benefit and
   terminations ..................................        (205,914,111)        (210,390,505)
  Contract maintenance charges ...................          (1,218,186)          (1,185,812)
  Adjustments to net assets allocated to
   contracts in payout period ....................            (680,602)            (591,694)
                                                    ------------------   ------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         (28,206,282)        (113,661,030)
                                                    ------------------   ------------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           2,433,061               71,950
                                                    ------------------   ------------------
Increase (Decrease) in Net Assets ................          64,592,127           35,274,657
Net Assets -- Beginning of Period ................       1,701,006,898        1,665,732,241
                                                    ------------------   ------------------
Net Assets -- End of Period ......................  $    1,765,599,025   $    1,701,006,898
                                                    ==================   ==================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               2,823                2,209
 Units Redeemed ..................................              (3,432)              (3,743)
                                                    ------------------   ------------------
 Net Increase (Decrease) .........................                (609)              (1,534)
                                                    ------------------   ------------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                 419                  270
 Units Redeemed ..................................                (210)                (177)
                                                    ------------------   ------------------
 Net Increase (Decrease) .........................                 209                   93
                                                    ------------------   ------------------

                                                             AXA Moderate-Plus                  EQ/AllianceBernstein
                                                                Allocation                          Common Stock
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      8,409,404   $      3,839,574   $       (169,655)  $      8,160,325
 Net realized gain (loss) on investments .........        23,686,021          5,834,592         79,901,173         23,573,141
 Change in unrealized appreciation
  (depreciation) of investments ..................       (15,854,312)        12,340,076         27,484,537        354,142,577
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        16,241,113         22,014,242        107,216,055        385,876,043
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       143,019,927         79,982,968        163,082,552        182,291,624
  Transfers between funds including
   guaranteed interest account, net ..............       119,368,137         83,449,300       (288,982,562)      (227,957,731)
  Transfers for contract benefit and
   terminations ..................................       (31,788,962)        (9,097,843)      (485,116,602)      (551,180,693)
  Contract maintenance charges ...................          (456,144)          (214,420)        (2,337,851)        (2,608,747)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --          1,817,256            428,036
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       230,142,958        154,120,005       (611,537,207)      (599,027,511)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               830            (33,083)        (4,079,702)        (1,994,452)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       246,384,901        176,101,164       (508,400,854)      (215,145,920)
Net Assets -- Beginning of Period ................       267,422,318         91,321,154      4,188,213,018      4,403,358,938
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    513,807,219   $    267,422,318   $  3,679,812,164   $  4,188,213,018
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                752                940
 Units Redeemed ..................................                --                 --             (2,345)            (2,715)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --             (1,593)            (1,775)
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................             2,052              1,337                214                233
 Units Redeemed ..................................              (458)              (179)              (388)              (340)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................             1,594              1,158               (174)              (107)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/AllianceBernstein
                                                               Intermediate
                                                          Government Securities
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     3,903,584   $     3,580,538
 Net realized gain (loss) on investments .........         (970,093)       (1,387,779)
 Change in unrealized appreciation
  (depreciation) of investments ..................        3,752,005           325,750
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        6,685,496         2,518,509
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       10,940,399        11,712,692
  Transfers between funds including
   guaranteed interest account, net ..............       (3,929,382)      (10,727,955)
  Transfers for contract benefit and
   terminations ..................................      (16,055,518)      (16,943,417)
  Contract maintenance charges ...................          (98,606)         (113,339)
  Adjustments to net assets allocated to
   contracts in payout period ....................           38,353            34,238
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (9,104,754)      (16,037,781)
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............          (86,833)          (50,074)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       (2,506,091)      (13,569,346)
Net Assets -- Beginning of Period ................      124,772,879       138,342,225
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   122,266,788   $   124,772,879
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................              112                94
 Units Redeemed ..................................             (144)             (178)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              (32)              (84)
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               35                28
 Units Redeemed ..................................              (64)              (50)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              (29)              (22)
                                                    ---------------   ---------------

                                                            EQ/AllianceBernstein                 EQ/AllianceBernstein
                                                               International                       Large Cap Growth
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006               2007              2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      1,689,847   $      2,756,554   $     (1,864,505)  $     (2,002,698)
 Net realized gain (loss) on investments .........       156,460,401        130,011,138         13,405,080          7,118,429
 Change in unrealized appreciation
  (depreciation) of investments ..................       (65,600,773)        30,111,789          5,205,658         (9,122,230)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        92,549,475        162,879,481         16,746,233         (4,006,499)
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        81,508,287         70,066,182         12,179,733         15,025,830
  Transfers between funds including
   guaranteed interest account, net ..............         6,171,213         18,012,387        (11,077,052)        (8,965,564)
  Transfers for contract benefit and
   terminations ..................................      (105,427,840)       (97,790,219)       (18,052,807)       (18,321,891)
  Contract maintenance charges ...................          (650,594)          (623,475)          (142,188)          (160,474)
  Adjustments to net assets allocated to
   contracts in payout period ....................          (876,667)          (309,402)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (19,275,601)       (10,644,527)       (17,092,314)       (12,422,099)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           842,726            (71,367)               166           (384,409)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        74,116,600        152,163,587           (345,915)       (16,813,007)
Net Assets -- Beginning of Period ................       890,675,996        738,512,409        146,209,754        163,022,761
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    964,792,596   $    890,675,996   $    145,863,839   $    146,209,754
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               803                907                 --                 --
 Units Redeemed ..................................              (945)            (1,030)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................              (142)              (123)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               254                260                325                506
 Units Redeemed ..................................              (195)              (183)              (566)              (699)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                59                 77               (241)              (193)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/AllianceBernstein
                                                               Quality Bond
                                                    -----------------------------------
                                                          2007              2006
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      5,930,447   $      4,255,990
 Net realized gain (loss) on investments .........          (263,447)          (386,141)
 Change in unrealized appreciation
  (depreciation) of investments ..................          (473,499)           200,508
                                                    ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         5,193,501          4,070,357
                                                    ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        15,266,857         15,216,777
  Transfers between funds including
   guaranteed interest account, net ..............         2,980,102         (5,690,869)
  Transfers for contract benefit and
   terminations ..................................       (19,484,211)       (20,655,589)
  Contract maintenance charges ...................          (116,772)          (129,800)
  Adjustments to net assets allocated to
   contracts in payout period ....................           (10,486)            45,883
                                                    ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (1,364,510)       (11,213,598)
                                                    ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            20,982           (324,182)
                                                    ----------------   ----------------
Increase (Decrease) in Net Assets ................         3,849,973         (7,467,423)
Net Assets -- Beginning of Period ................       153,424,054        160,891,477
                                                    ----------------   ----------------
Net Assets -- End of Period ......................  $    157,274,027   $    153,424,054
                                                    ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               158                152
 Units Redeemed ..................................              (161)              (211)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                (3)               (59)
                                                    ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                52                 41
 Units Redeemed ..................................               (57)               (51)
                                                    ----------------   ----------------
 Net Increase (Decrease) .........................                (5)               (10)
                                                    ----------------   ----------------

                                                           EQ/AllianceBernstein                  EQ/AllianceBernstein
                                                             Small Cap Growth                          Value (i)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007              2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     (5,041,206)  $     (4,981,125)  $     12,731,681   $      1,679,828
 Net realized gain (loss) on investments .........        82,670,344         58,134,243        163,919,688         57,086,970
 Change in unrealized appreciation
  (depreciation) of investments ..................       (23,317,507)       (25,601,492)      (266,779,879)        19,258,630
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        54,311,631         27,551,626        (90,128,510)        78,025,428
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        30,149,425         33,603,148        103,244,325         66,025,240
  Transfers between funds including
   guaranteed interest account, net ..............       (23,203,648)       (20,033,242)     1,088,938,159         26,933,460
  Transfers for contract benefit and
   terminations ..................................       (43,266,870)       (40,742,131)       (94,156,283)       (41,978,008)
  Contract maintenance charges ...................          (317,674)          (347,454)          (692,001)          (328,352)
  Adjustments to net assets allocated to
   contracts in payout period ....................          (850,410)             6,203         (7,127,679)                --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (37,489,177)       (27,513,476)     1,090,206,521         50,652,340
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           778,057            (97,525)         6,734,139           (264,897)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        17,600,511            (59,375)     1,006,812,150        128,412,871
Net Assets -- Beginning of Period ................       373,919,423        373,978,798        500,588,174        372,175,303
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    391,519,934   $    373,919,423   $  1,507,400,324   $    500,588,174
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               371                466             10,615                 --
 Units Redeemed ..................................              (528)              (608)            (1,228)                --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................              (157)              (142)             9,387                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                74                 88              1,238              1,021
 Units Redeemed ..................................              (113)              (107)            (2,995)              (641)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (39)               (19)            (1,757)               380
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Ariel Appreciation II
                                                    ---------------------------------
                                                          2007            2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (31,411)  $        (1,404)
 Net realized gain (loss) on investments .........          234,651            15,804
 Change in unrealized appreciation
  (depreciation) of investments ..................         (295,137)          251,349
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................          (91,897)          265,749
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........          537,998           850,759
  Transfers between funds including
   guaranteed interest account, net ..............           17,479         1,672,225
  Transfers for contract benefit and
   terminations ..................................         (448,436)         (153,696)
  Contract maintenance charges ...................             (769)             (276)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          106,272         2,369,012
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               --              (522)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................           14,375         2,634,239
Net Assets -- Beginning of Period ................        3,222,815           588,576
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $     3,237,190   $     3,222,815
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B

 Units Issued ....................................               16                29
 Units Redeemed ..................................              (15)               (7)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................                1                22
                                                    ---------------   ---------------


                                                             EQ/AXA Rosenberg
                                                               Value Long/                           EQ/BlackRock
                                                               Short Equity                      Basic Value Equity
                                                    -----------------------------------   -----------------------------------
                                                           2007              2006               2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $         64,057   $        149,810   $       (933,078)  $      5,635,772
 Net realized gain (loss) on investments .........           (30,630)           183,507         54,500,800         38,868,753
 Change in unrealized appreciation
  (depreciation) of investments ..................           134,180           (354,260)       (53,893,635)        19,316,684
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           167,607            (20,943)          (325,913)        63,821,209
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         1,232,476          1,981,174         42,331,336         35,888,869
  Transfers between funds including
   guaranteed interest account, net ..............        (1,170,387)           465,450        (11,188,106)       (13,630,979)
  Transfers for contract benefit and
   terminations ..................................          (841,931)        (1,110,673)       (38,515,211)       (38,677,152)
  Contract maintenance charges ...................            (4,201)            (4,202)          (294,561)          (300,593)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          (784,043)         1,331,749         (7,666,542)       (16,719,855)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              (131)           (37,431)              (445)          (165,867)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................          (616,567)         1,273,375         (7,992,900)        46,935,487
Net Assets -- Beginning of Period ................         9,609,912          8,336,537        391,201,374        344,265,887
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      8,993,345   $      9,609,912   $    383,208,474   $    391,201,374
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                36                 61                330                295
 Units Redeemed ..................................               (44)               (49)              (362)              (383)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                (8)                12                (32)               (88)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/BlackRock
                                                           International Value
                                                    ---------------------------------
                                                         2007               2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     2,127,582   $     6,000,801
 Net realized gain (loss) on investments .........       63,591,750        36,610,570
 Change in unrealized appreciation
  (depreciation) of investments ..................      (38,025,776)       10,921,813
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       27,693,556        53,533,184
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       49,118,204        40,990,575
  Transfers between funds including
   guaranteed interest account, net ..............          222,107        25,730,670
  Transfers for contract benefit and
   terminations ..................................      (30,119,561)      (21,758,539)
  Contract maintenance charges ...................         (275,242)         (226,752)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       18,945,508        44,735,954
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           (1,520)          (42,132)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       46,637,544        98,227,006
Net Assets -- Beginning of Period ................      305,184,118       206,957,112
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   351,821,662   $   305,184,118
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              646               752
 Units Redeemed ..................................             (528)             (442)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              118               310
                                                    ---------------   ---------------


                                                             EQ/Boston Advisors                       EQ/Calvert
                                                               Equity Income                    Socially Responsible
                                                    -----------------------------------   -----------------------------------
                                                           2007              2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        353,973   $        482,506   $       (203,327)  $       (200,699)
 Net realized gain (loss) on investments .........         5,871,824          3,342,383          1,871,539            483,208
 Change in unrealized appreciation
  (depreciation) of investments ..................        (5,192,746)         1,977,669            426,570            422,095
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         1,033,051          5,802,558          2,094,782            704,604
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         9,015,589          9,934,074          3,625,295          3,333,284
  Transfers between funds including
   guaranteed interest account, net ..............         1,490,840          3,521,861            678,610            201,643
  Transfers for contract benefit and
   terminations ..................................        (3,865,927)        (2,924,686)        (1,052,026)          (984,884)
  Contract maintenance charges ...................           (40,300)           (28,845)           (28,294)           (25,724)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         6,600,202         10,502,404          3,223,585          2,524,319
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            24,976            (15,165)                --            (29,785)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         7,658,229         16,289,797          5,318,367          3,199,138
Net Assets -- Beginning of Period ................        50,723,170         34,433,373         18,796,951         15,597,813
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     58,381,399   $     50,723,170   $     24,115,318   $     18,796,951
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               166                194                 73                 62
 Units Redeemed ..................................              (115)              (107)               (40)               (33)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                51                 87                 33                 29
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Capital Guardian
                                                                 Growth
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      (196,797)  $       (93,555)
 Net realized gain (loss) on investments .........          962,601           348,670
 Change in unrealized appreciation
  (depreciation) of investments ..................         (452,942)          280,645
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................          312,862           535,760
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        2,838,215         2,471,571
  Transfers between funds including
   guaranteed interest account, net ..............        5,339,464         2,066,485
  Transfers for contract benefit and
   terminations ..................................       (1,582,049)         (780,892)
  Contract maintenance charges ...................          (12,415)           (9,047)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        6,583,215         3,748,117
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               33           (67,544)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        6,896,110         4,216,333
Net Assets -- Beginning of Period ................       11,198,080         6,981,747
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    18,094,190   $    11,198,080
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              138                79
 Units Redeemed ..................................              (58)              (28)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               80                51
                                                    ---------------   ---------------


                                                           EQ/Capital Guardian                    EQ/Caywood-Scholl
                                                               Research (e)                        High Yield Bond
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (186,099)  $     (1,120,689)  $      1,535,986   $        731,264
 Net realized gain (loss) on investments .........        22,267,229         10,962,001            125,122            (67,947)
 Change in unrealized appreciation
  (depreciation) of investments ..................       (29,606,074)         5,365,744         (1,469,113)           127,594
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        (7,524,944)        15,207,056            191,995            790,911
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        17,892,867         10,717,792          6,847,343          5,139,650
  Transfers between funds including
   guaranteed interest account, net ..............       117,170,856         (5,827,436)         6,094,383          5,250,256
  Transfers for contract benefit and
   terminations ..................................       (22,944,468)       (17,865,055)        (1,754,667)          (477,477)
  Contract maintenance charges ...................          (145,033)          (120,186)           (14,010)            (5,264)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       111,974,222        (13,094,885)        11,173,049          9,907,165
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            47,170            (61,233)               (83)           (11,742)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       104,496,448          2,050,938         11,364,961         10,686,334
Net Assets -- Beginning of Period ................       152,411,680        150,360,742         16,052,612          5,366,278
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    256,908,128   $    152,411,680   $     27,417,573   $     16,052,612
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................             1,127                142                158                122
 Units Redeemed ..................................              (345)              (247)               (59)               (28)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               782               (105)                99                 94
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Davis New
                                                            York Venture (a)
                                                    ---------------------------------
                                                          2007              2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (2,438)  $           280
 Net realized gain (loss) on investments .........           16,159                27
 Change in unrealized appreciation
  (depreciation) of investments ..................          (75,153)            6,071
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................          (61,432)            6,378
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        1,358,012             1,970
  Transfers between funds including
   guaranteed interest account, net ..............        4,705,333           323,351
  Transfers for contract benefit and
   terminations ..................................         (179,751)             (879)
  Contract maintenance charges ...................             (555)              (23)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        5,883,039           324,419
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            1,328                11
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        5,822,935           330,808
Net Assets -- Beginning of Period ................          330,808                --
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $     6,153,743   $       330,808
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               69                 3
 Units Redeemed ..................................               (8)               --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               61                 3
                                                    ---------------   ---------------


                                                                EQ/Equity                             EQ/Evergreen
                                                                500 Index                         International Bond
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      2,319,768   $      4,440,660   $        310,374   $        (29,455)
 Net realized gain (loss) on investments .........        68,723,346         55,633,685            295,506             29,185
 Change in unrealized appreciation
  (depreciation) of investments ..................       (30,655,199)        70,749,494            516,896            133,624
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        40,387,915        130,823,839          1,122,776            133,354
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        87,769,862         85,238,789          3,857,737          2,341,404
  Transfers between funds including
   guaranteed interest account, net ..............       (18,034,604)       (47,869,795)        11,082,783          5,013,512
  Transfers for contract benefit and
   terminations ..................................      (124,054,035)      (128,184,879)          (879,437)          (306,226)
  Contract maintenance charges ...................          (827,668)          (877,997)            (4,268)              (820)
  Adjustments to net assets allocated to
   contracts in payout period ....................          (437,332)           (51,962)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (55,583,777)       (91,745,844)        14,056,815          7,047,870
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............          (499,774)          (847,997)               973                278
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       (15,695,636)        38,229,998         15,180,564          7,181,502
Net Assets -- Beginning of Period ................     1,042,033,450      1,003,803,452          7,685,202            503,700
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $  1,026,337,814   $  1,042,033,450   $     22,865,766   $      7,685,202
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               530                474                 --                 --
 Units Redeemed ..................................              (696)              (789)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................              (166)              (315)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               228                198                188                 90
 Units Redeemed ..................................              (220)              (211)               (52)               (18)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 8                (13)               136                 72
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Evergreen
                                                                   Omega                              EQ/FI Mid Cap
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (321,897)  $        197,677   $     (4,563,321)  $      5,989,120
 Net realized gain (loss) on investments .........         2,429,165          2,293,248         57,564,724         22,403,558
 Change in unrealized appreciation
  (depreciation) of investments ..................            36,208         (1,486,396)       (32,399,351)          (218,866)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         2,143,476          1,004,529         20,602,052         28,173,812
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         3,444,657          3,017,452         56,779,766         52,670,204
  Transfers between funds including
   guaranteed interest account, net ..............         2,089,065         (3,027,848)        (1,827,408)        (5,193,697)
  Transfers for contract benefit and
   terminations ..................................        (1,719,036)        (2,608,222)       (29,135,984)       (23,253,993)
  Contract maintenance charges ...................           (21,687)           (22,636)          (308,711)          (273,752)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         3,792,999         (2,641,254)        25,507,663         23,948,762
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            (2,576)           (78,603)               961            (48,063)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         5,933,899         (1,715,328)        46,110,676         52,074,511
Net Assets -- Beginning of Period ................        22,794,335         24,509,663        318,046,630        265,972,119
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     28,728,234   $     22,794,335   $    364,157,306   $    318,046,630
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               140                 82                660                684
 Units Redeemed ..................................              (102)              (113)              (477)              (489)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                38                (31)               183                195
                                                    ----------------   ----------------   ----------------   ----------------


                                                              EQ/Franklin
                                                               Income (a)
                                                    ---------------------------------
                                                          2007              2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     1,886,625   $        47,519
 Net realized gain (loss) on investments .........          832,287             8,511
 Change in unrealized appreciation
  (depreciation) of investments ..................       (4,316,497)          183,835
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,597,585)          239,865
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       23,595,892         1,756,959
  Transfers between funds including
   guaranteed interest account, net ..............       56,084,639        10,908,196
  Transfers for contract benefit and
   terminations ..................................       (4,188,828)         (137,934)
  Contract maintenance charges ...................          (13,285)             (267)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       75,478,418        12,526,954
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            1,579               556
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       73,882,412        12,767,375
Net Assets -- Beginning of Period ................       12,767,375                --
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    86,649,787   $    12,767,375
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              834               125
 Units Redeemed ..................................             (131)               (3)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              703               122
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                           EQ/Franklin
                                                                                            Templeton
                                                            EQ/Franklin Small                Founding
                                                              Cap Value (a)                Strategy (b)
                                                    -----------------------------------   ----------------
                                                          2007               2006               2007
                                                    ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (36,893)  $           (392)  $        270,550
 Net realized gain (loss) on investments .........          (398,017)             6,164            (34,178)
 Change in unrealized appreciation
  (depreciation) of investments ..................          (559,628)            12,682           (994,758)
                                                    ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................          (994,538)            18,454           (758,386)
                                                    ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         2,793,137            343,066          9,979,563
  Transfers between funds including
   guaranteed interest account, net ..............         3,782,881            856,012         19,011,157
  Transfers for contract benefit and
   terminations ..................................          (394,344)            (1,458)          (402,681)
  Contract maintenance charges ...................            (2,277)               (30)            (2,861)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --
                                                    ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         6,179,397          1,197,590         28,585,178
                                                    ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               935                 14                358
                                                    ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         5,185,794          1,216,058         27,827,150
Net Assets -- Beginning of Period ................         1,216,058                 --                 --
                                                    ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      6,401,852   $      1,216,058   $     27,827,150
                                                    ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --
 Units Redeemed ..................................                --                 --                 --
                                                    ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --
                                                    ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               124                 15                308
 Units Redeemed ..................................               (69)                (4)               (16)
                                                    ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                55                 11                292
                                                    ----------------   ----------------   ----------------


                                                                 EQ/GAMCO                             EQ/GAMCO
                                                         Mergers and Acquisitions               Small Company Value
                                                    -----------------------------------   -----------------------------------
                                                           2007               2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (48,849)  $        246,348   $       (801,974)  $        142,943
 Net realized gain (loss) on investments .........           829,987             93,034          9,269,003          3,938,199
 Change in unrealized appreciation
  (depreciation) of investments ..................          (681,020)           151,378         (3,368,670)         4,076,767
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           100,118            490,760          5,098,359          8,157,909
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         2,835,548          1,974,287         27,902,521         13,553,932
  Transfers between funds including
   guaranteed interest account, net ..............         3,076,086          3,043,310         35,891,164          8,511,271
  Transfers for contract benefit and
   terminations ..................................          (704,858)          (425,207)        (7,459,799)        (3,686,284)
  Contract maintenance charges ...................            (5,236)            (2,278)           (72,198)           (40,302)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         5,201,540          4,590,112         56,261,688         18,338,617
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --             (7,896)             3,666            (19,644)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         5,301,658          5,072,976         61,363,713         26,476,882
Net Assets -- Beginning of Period ................         7,593,169          2,520,193         66,229,377         39,752,495
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     12,894,827   $      7,593,169   $    127,593,090   $     66,229,377
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                72                 54                627                318
 Units Redeemed ..................................               (29)               (12)              (245)              (175)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                43                 42                382                143
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/International                        EQ/JPMorgan
                                                                  Growth                              Core Bond
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (150,780)  $         (3,855)  $      4,403,675   $      3,592,418
 Net realized gain (loss) on investments .........         3,579,708            802,724           (611,538)          (537,483)
 Change in unrealized appreciation
  (depreciation) of investments ..................          (488,119)           767,531         (1,452,592)            80,834
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         2,940,809          1,566,400          2,339,545          3,135,769
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         6,425,226          2,793,186         20,388,546         20,331,563
  Transfers between funds including
   guaranteed interest account, net ..............        17,639,200          6,507,601          9,508,305          4,055,847
  Transfers for contract benefit and
   terminations ..................................        (2,172,958)          (453,778)       (11,711,887)       (10,841,179)
  Contract maintenance charges ...................           (13,640)            (3,435)          (105,402)          (102,756)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        21,877,828          8,843,574         18,079,562         13,443,475
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                15             (1,775)             2,470            (35,226)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        24,818,652         10,408,199         20,421,577         16,544,018
Net Assets -- Beginning of Period ................        12,582,938          2,174,739        117,713,311        101,169,293
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     37,401,590   $     12,582,938   $    138,134,888   $    117,713,311
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               264                176                390                338
 Units Redeemed ..................................              (125)              (107)              (235)              (220)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               139                 69                155                118
                                                    ----------------   ----------------   ----------------   ----------------


                                                               EQ/JPMorgan
                                                          Value Opportunities
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        24,403   $     1,954,050
 Net realized gain (loss) on investments .........       17,992,197         5,248,894
 Change in unrealized appreciation
  (depreciation) of investments ..................      (20,010,281)        3,773,066
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,993,681)       10,976,010
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        6,277,163         5,314,484
  Transfers between funds including
   guaranteed interest account, net ..............          604,651          (267,917)
  Transfers for contract benefit and
   terminations ..................................       (8,766,805)       (7,923,924)
  Contract maintenance charges ...................          (51,440)          (54,466)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (1,936,431)       (2,931,823)
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              248           (82,872)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       (3,929,864)        7,961,315
Net Assets -- Beginning of Period ................       68,777,974        60,816,659
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    64,848,110   $    68,777,974
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              130               102
 Units Redeemed ..................................             (144)             (123)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              (14)              (21)
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Legg Mason
                                                               Value Equity
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      (270,230)  $      (146,573)
 Net realized gain (loss) on investments .........          857,237           (70,317)
 Change in unrealized appreciation
  (depreciation) of investments ..................       (2,224,944)        1,423,361
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,637,937)        1,206,471
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        4,286,445         7,045,856
  Transfers between funds including
   guaranteed interest account, net ..............          837,601         9,092,644
  Transfers for contract benefit and
   terminations ..................................       (1,401,094)         (627,695)
  Contract maintenance charges ...................          (14,476)           (3,735)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        3,708,476        15,507,070
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               --             1,425
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        2,070,539        16,714,966
Net Assets -- Beginning of Period ................       18,867,134         2,152,168
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    20,937,673   $    18,867,134
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               79               187
 Units Redeemed ..................................              (46)              (39)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               33               148
                                                    ---------------   ---------------


                                                                 EQ/Long                           EQ/Lord Abbett
                                                                Term Bond                         Growth and Income
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        643,589   $        489,329   $        (18,308)  $         16,315
 Net realized gain (loss) on investments .........           (55,376)          (238,217)         1,258,890            356,861
 Change in unrealized appreciation
  (depreciation) of investments ..................           705,823            (51,485)          (973,321)           541,111
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         1,294,036            199,627            267,261            914,287
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions: .....................
 Contributions and Transfers:
  Payments received from contractowners ..........         4,804,772          5,186,447          3,683,315          2,215,817
  Transfers between funds including
   guaranteed interest account, net ..............         1,763,155          2,765,175          2,274,262          7,109,812
  Transfers for contract benefit and
   terminations ..................................        (1,651,942)          (874,493)        (1,524,893)          (271,050)
  Contract maintenance charges ...................           (16,051)            (9,792)            (9,951)            (2,874)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         4,899,934          7,067,337          4,422,733          9,051,705
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              (116)           (10,048)                --             (4,868)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         6,193,854          7,256,916          4,689,994          9,961,124
Net Assets -- Beginning of Period ................        17,751,989         10,495,073         11,696,321          1,735,197
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     23,945,843   $     17,751,989   $     16,386,315   $     11,696,321
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               120                130                 87                106
 Units Redeemed ..................................               (73)               (59)               (52)               (27)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                47                 71                 35                 79
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Lord Abbett                        EQ/Lord Abbett
                                                             Large Cap Core                         Mid Cap Value
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (25,395)  $           (881)  $       (172,634)  $        (16,730)
 Net realized gain (loss) on investments .........           536,330            100,930          3,605,628            569,548
 Change in unrealized appreciation
  (depreciation) of investments ..................           (70,442)           224,978         (4,638,663)         1,137,154
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           440,493            325,027         (1,205,669)         1,689,972
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         1,471,773            961,636          6,183,702          4,164,738
  Transfers between funds including
   guaranteed interest account, net ..............         1,723,403          1,248,431          8,576,856          2,290,629
  Transfers for contract benefit and
   terminations ..................................          (654,159)          (277,500)        (2,458,593)        (1,228,325)
  Contract maintenance charges ...................            (3,409)            (1,660)           (13,770)            (6,608)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         2,537,608          1,930,907         12,288,195          5,220,434
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --             (5,822)                96             (8,229)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         2,978,101          2,250,112         11,082,622          6,902,177
Net Assets -- Beginning of Period ................         4,133,539          1,883,427         17,362,292         10,460,115
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      7,111,640   $      4,133,539   $     28,444,914   $     17,362,292
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                35                 25                186                109
 Units Redeemed ..................................               (16)                (8)               (95)               (63)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                19                 17                 91                 46
                                                    ----------------   ----------------   ----------------   ----------------


                                                             EQ/Marsico Focus
                                                    ---------------------------------
                                                          2007              2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $    (4,048,295)  $    (1,954,680)
 Net realized gain (loss) on investments .........       52,164,132        17,661,728
 Change in unrealized appreciation
  (depreciation) of investments ..................       (4,405,374)        6,168,757
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       43,710,463        21,875,805
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       68,588,667        63,372,665
  Transfers between funds including
   guaranteed interest account, net ..............        5,403,951        22,180,118
  Transfers for contract benefit and
   terminations ..................................      (28,067,356)      (22,091,179)
  Contract maintenance charges ...................         (339,839)         (257,160)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       45,585,423        63,204,444
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............          (42,238)          433,049
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       89,253,648        85,513,298
Net Assets -- Beginning of Period ................      321,895,064       236,381,766
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   411,148,712   $   321,895,064
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              732               791
 Units Redeemed ..................................             (447)             (357)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              285               434
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Money Market
                                                    ---------------------------------
                                                          2007              2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     6,226,796   $     4,393,891
 Net realized gain (loss) on investments .........         (122,525)         (322,486)
 Change in unrealized appreciation
  (depreciation) of investments ..................          125,159           330,301
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        6,229,430         4,401,706
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       23,907,875        17,493,413
  Transfers between funds including
   guaranteed interest account, net ..............       65,039,949        51,153,395
  Transfers for contract benefit and
   terminations ..................................      (49,408,710)      (36,924,771)
  Contract maintenance charges ...................         (130,683)         (133,578)
  Adjustments to net assets allocated to
   contracts in payout period ....................           46,642            21,166
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       39,455,073        31,609,625
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............       (3,502,830)         (274,383)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       42,181,673        35,736,948
Net Assets -- Beginning of Period ................      149,881,676       114,144,728
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   192,063,349   $   149,881,676
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................            3,062             2,364
 Units Redeemed ..................................           (2,353)           (1,717)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              709               647
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              454               344
 Units Redeemed ..................................             (379)             (280)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               75                64
                                                    ---------------   ---------------


                                                                EQ/Montag &
                                                              Caldwell Growth                    EQ/Mutual Shares (a)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (48,264)  $        (35,700)  $       (318,913)  $         (3,310)
 Net realized gain (loss) on investments .........           583,698             95,483            332,470             19,581
 Change in unrealized appreciation
  (depreciation) of investments ..................           242,069            153,479         (1,118,722)           120,478
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           777,503            213,262         (1,105,165)           136,749
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         1,059,014            884,618         12,413,894            633,125
  Transfers between funds including
   guaranteed interest account, net ..............         9,479,725             66,446         21,742,062          3,943,650
  Transfers for contract benefit and
   terminations ..................................          (360,489)          (318,446)        (1,603,643)            (8,570)
  Contract maintenance charges ...................            (4,502)            (3,344)            (7,109)              (102)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        10,173,748            629,274         32,545,204          4,568,103
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                 4            (14,493)               215                242
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        10,951,255            828,043         31,440,254          4,705,094
Net Assets -- Beginning of Period ................         3,688,545          2,860,502          4,705,094                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     14,639,800   $      3,688,545   $     36,145,348   $      4,705,094
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                97                 18                348                 47
 Units Redeemed ..................................               (23)               (12)               (55)                (3)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                74                  6                293                 44
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                  EQ/Oppenheimer          EQ/Oppenheimer
                                                           EQ/Oppenheimer           Main Street            Main Street
                                                             Global (a)           Opportunity (d)         Small Cap (a)
                                                    ---------------------------   ---------------   ---------------------------
                                                        2007           2006            2007             2007           2006
                                                    ------------   ------------   ---------------   ------------   ------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $    (70,171)  $     (3,155)  $           787   $    (67,754)  $      1,676
 Net realized gain (loss) on investments .........       426,593          1,542            58,488        218,493          4,406
 Change in unrealized appreciation
  (depreciation) of investments ..................      (332,403)        70,311          (118,992)      (661,765)        21,246
                                                    ------------   ------------   ---------------   ------------   ------------
 Net increase (decrease) in net assets from
  operations .....................................        24,019         68,698           (59,717)      (511,026)        27,328
                                                    ------------   ------------   ---------------   ------------   ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     4,448,122        681,964           414,582      2,980,886        378,377
  Transfers between funds including
   guaranteed interest account, net ..............     6,966,692      1,604,735         1,225,216      4,204,254      1,096,212
  Transfers for contract benefit and
   terminations ..................................      (624,502)       (14,962)          (32,579)      (277,870)        (8,602)
  Contract maintenance charges ...................        (4,768)           (80)              (52)        (3,145)           (57)
  Adjustments to net assets allocated to
   contracts in payout period ....................            --             --                --             --             --
                                                    ------------   ------------   ---------------   ------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions .....................    10,785,544      2,271,657         1,607,167      6,904,125      1,465,930
                                                    ------------   ------------   ---------------   ------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           677             --                --            541             27
                                                    ------------   ------------   ---------------   ------------   ------------
Increase (Decrease) in Net Assets ................    10,810,240      2,340,355         1,547,450      6,393,640      1,493,285
Net Assets -- Beginning of Period ................     2,340,355             --                --      1,493,285             --
                                                    ------------   ------------   ---------------   ------------   ------------
Net Assets -- End of Period ......................  $ 13,150,595   $  2,340,355   $     1,547,450   $  7,886,925   $  1,493,285
                                                    ============   ============   ===============   ============   ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................            --             --                --             --             --
 Units Redeemed ..................................            --             --                --             --             --
                                                    ------------   ------------   ---------------   ------------   ------------
 Net Increase (Decrease) .........................            --             --                --             --             --
                                                    ------------   ------------   ---------------   ------------   ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................           125             21                21             78             14
 Units Redeemed ..................................           (32)            --                (5)           (17)            (1)
                                                    ------------   ------------   ---------------   ------------   ------------
 Net Increase (Decrease) .........................            93             21                16             61             13
                                                    ------------   ------------   ---------------   ------------   ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/PIMCO
                                                              Real Return
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       671,347   $       864,903
 Net realized gain (loss) on investments .........          263,303          (148,559)
 Change in unrealized appreciation
  (depreciation) of investments ..................        2,795,069          (903,386)
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        3,729,719          (187,042)
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        8,251,817         9,445,851
  Transfers between funds including
   guaranteed interest account, net ..............        9,337,456         7,747,648
  Transfers for contract benefit and
   terminations ..................................       (2,520,359)       (1,907,542)
  Contract maintenance charges ...................          (22,092)          (12,003)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       15,046,822        15,273,954
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              357            (2,814)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       18,776,898        15,084,098
Net Assets -- Beginning of Period ................       29,905,186        14,821,088
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    48,682,084   $    29,905,186
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              274               228
 Units Redeemed ..................................             (129)              (74)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              145               154
                                                    ---------------   ---------------


                                                                EQ/Short                               EQ/Small
                                                             Duration Bond                          Company Index
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        347,852   $        180,074   $        189,275   $        122,141
 Net realized gain (loss) on investments .........            56,506             56,500         18,213,876         10,957,682
 Change in unrealized appreciation
  (depreciation) of investments ..................           (15,114)           (63,782)       (24,004,047)         6,916,365
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           389,244            172,792         (5,600,896)        17,996,188
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         1,910,022          1,710,695         33,298,562         27,692,078
  Transfers between funds including
   guaranteed interest account, net ..............         3,490,167          3,650,728             37,222          8,373,805
  Transfers for contract benefit and
   terminations ..................................        (1,230,369)          (394,400)       (12,357,535)        (7,979,366)
  Contract maintenance charges ...................            (4,083)            (1,734)          (148,516)          (126,172)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         4,165,737          4,965,289         20,829,733         27,960,345
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --             (6,866)           (20,962)           (40,268)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         4,554,981          5,131,215         15,207,875         45,916,265
Net Assets -- Beginning of Period ................         7,342,246          2,211,031        147,472,474        101,556,209
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     11,897,227   $      7,342,246   $    162,680,349   $    147,472,474
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                79                 78                372                384
 Units Redeemed ..................................               (40)               (28)              (247)              (204)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                39                 50                125                180
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/T. Rowe Price                        EQ/Templeton
                                                             Growth Stock (f)                        Growth (a)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (525,842)  $       (106,671)  $       (129,251)  $         (2,799)
 Net realized gain (loss) on investments .........         6,916,052            (97,939)           411,900             18,770
 Change in unrealized appreciation
  (depreciation) of investments ..................        (7,931,578)          (250,991)          (805,069)           120,135
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        (1,541,368)          (455,601)          (522,420)           136,106
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         6,042,564          2,276,595         10,715,681          1,003,302
  Transfers between funds including
   guaranteed interest account, net ..............        76,667,073           (537,986)        16,535,953          3,730,364
  Transfers for contract benefit and
   terminations ..................................        (3,690,047)          (602,233)        (1,683,961)           (13,683)
  Contract maintenance charges ...................           (46,707)            (6,272)            (7,154)              (171)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        78,972,883          1,130,104         25,560,519          4,719,812
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............             4,004            (19,452)             2,206                139
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        77,435,519            655,051         25,040,305          4,856,057
Net Assets -- Beginning of Period ................         8,636,268          7,981,217          4,856,057                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     86,071,787   $      8,636,268   $     29,896,362   $      4,856,057
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               764                 49                284                 54
 Units Redeemed ..................................               (94)               (39)               (53)                (9)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               670                 10                231                 45
                                                    ----------------   ----------------   ----------------   ----------------


                                                             EQ/UBS Growth
                                                               and Income
                                                    ---------------------------------
                                                          2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (91,054)  $       (40,990)
 Net realized gain (loss) on investments .........        1,013,429           471,839
 Change in unrealized appreciation
  (depreciation) of investments ..................       (1,212,257)        1,462,771
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................         (289,882)        1,893,620
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        5,753,166         4,918,913
  Transfers between funds including
   guaranteed interest account, net ..............        3,624,206         5,899,526
  Transfers for contract benefit and
   terminations ..................................       (1,620,771)         (955,661)
  Contract maintenance charges ...................          (13,064)           (7,576)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        7,743,537         9,855,202
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               14           (17,068)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        7,453,669        11,731,754
Net Assets -- Beginning of Period ................       19,667,041         7,935,287
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    27,120,710   $    19,667,041
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              101               111
 Units Redeemed ..................................              (45)              (30)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               56                81
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Van Kampen
                                                                Comstock
                                                    ---------------------------------
                                                        2007            2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        91,489   $       225,221
 Net realized gain (loss) on investments .........        1,621,343           442,202
 Change in unrealized appreciation
  (depreciation) of investments ..................       (2,750,117)        1,186,687
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       (1,037,285)        1,854,110
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        5,801,809         5,021,020
  Transfers between funds including
   guaranteed interest account, net ..............        2,201,569         5,887,526
  Transfers for contract benefit and
   terminations ..................................       (2,332,880)       (1,235,807)
  Contract maintenance charges ...................          (17,809)           (9,110)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        5,652,689         9,663,629
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                             (9,003)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        4,615,404        11,508,736
Net Assets -- Beginning of Period ................       18,190,239         6,681,503
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    22,805,643   $    18,190,239
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               95               123
 Units Redeemed ..................................              (48)              (35)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               47                88
                                                    ---------------   ---------------


                                                            EQ/Van Kampen
                                                               Emerging                            EQ/Van Kampen
                                                            Markets Equity                         Mid Cap Growth
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     (6,617,232)  $     (2,847,424)  $       (261,274)  $        (91,750)
 Net realized gain (loss) on investments .........       194,465,157         85,132,541          4,365,657            194,027
 Change in unrealized appreciation
  (depreciation) of investments ..................       (16,557,720)        15,805,873              9,875            613,623
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................       171,290,205         98,090,990          4,114,258            715,900
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        68,691,078         53,782,523          6,676,875          3,840,188
  Transfers between funds including
   guaranteed interest account, net ..............        32,756,320         36,438,793         21,744,684          6,823,709
  Transfers for contract benefit and
   terminations ..................................       (48,029,885)       (29,992,859)        (2,076,252)          (722,724)
  Contract maintenance charges ...................          (352,283)          (239,687)           (15,676)            (4,736)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        53,065,230         59,988,770         26,329,631          9,936,437
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............            (3,320)          (188,301)                --             (6,555)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       224,352,115        157,891,459         30,443,889         10,645,782
Net Assets -- Beginning of Period ................       410,723,784        252,832,325         15,518,999          4,873,217
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    635,075,899   $    410,723,784   $     45,962,888   $     15,518,999
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................             1,428              1,411                273                142
 Units Redeemed ..................................            (1,225)            (1,075)              (103)               (65)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               203                336                170                 77
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Van Kampen                       MarketPLUS
                                                      Real Estate (c) (h)                 International Core
                                                     --------------------    --------------------------------------------
                                                             2007                    2007                    2006
                                                     --------------------    --------------------    --------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................   $            403,582    $           (965,442)   $            104,647
 Net realized gain (loss) on investments .........                532,207              31,948,219              12,588,588
 Change in unrealized appreciation
  (depreciation) of investments ..................            (13,599,212)            (17,185,462)              1,141,332
                                                     --------------------    --------------------    --------------------
 Net increase (decrease) in net assets from
  operations .....................................            (12,663,423)             13,797,315              13,834,567
                                                     --------------------    --------------------    --------------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........              7,808,101              15,927,821              17,471,733
  Transfers between funds including
   guaranteed interest account, net ..............            141,381,990              (2,181,941)              5,335,127
  Transfers for contract benefit and
   terminations ..................................             (5,447,099)             (8,910,167)             (7,040,657)
  Contract maintenance charges ...................                (44,413)               (101,727)                (83,652)
  Adjustments to net assets allocated to
   contracts in payout period ....................                     --                      --                      --
                                                     --------------------    --------------------    --------------------
Net increase (decrease) in net assets from
 contractowners transactions .....................            143,698,579               4,733,986              15,682,551
                                                     --------------------    --------------------    --------------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                  9,225                    (558)                (54,219)
                                                     --------------------    --------------------    --------------------
Increase (Decrease) in Net Assets ................            131,044,381              18,530,743              29,462,899
Net Assets -- Beginning of Period ................                     --              98,544,525              69,081,626
                                                     --------------------    --------------------    --------------------
Net Assets -- End of Period ......................   $        131,044,381    $        117,075,268    $         98,544,525
                                                     ====================    ====================    ====================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                     --                      --                      --
 Units Redeemed ..................................                     --                      --                      --
                                                     --------------------    --------------------    --------------------
 Net Increase (Decrease) .........................                     --                      --                      --
                                                     --------------------    --------------------    --------------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                  1,911                     245                     347
 Units Redeemed ..................................                   (329)                   (211)                   (221)
                                                     --------------------    --------------------    --------------------
 Net Increase (Decrease) .........................                  1,582                      34                     126
                                                     --------------------    --------------------    --------------------


                                                               MarketPLUS                            MarketPLUS
                                                             Large Cap Core                       Large Cap Growth
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $        (10,125)  $        (71,994)  $     (3,134,794)  $     (4,292,628)
 Net realized gain (loss) on investments .........         4,855,971          1,262,601         19,023,896         12,735,612
 Change in unrealized appreciation
  (depreciation) of investments ..................        (4,430,562)           598,954         25,806,328         11,003,344
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           415,284          1,789,561         41,695,430         19,446,328
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         1,614,149          1,235,218         20,536,509         22,230,244
  Transfers between funds including
   guaranteed interest account, net ..............          (548,377)        (1,462,630)       (15,381,909)       (28,464,384)
  Transfers for contract benefit and
   terminations ..................................        (2,280,097)        (1,957,311)       (37,777,013)       (40,641,727)
  Contract maintenance charges ...................           (12,511)           (14,064)          (313,495)          (361,448)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (1,226,836)        (2,198,787)       (32,935,908)       (47,237,315)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --           (129,172)             2,255            (81,717)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................          (811,552)          (538,398)         8,761,777        (27,872,704)
Net Assets -- Beginning of Period ................        16,426,451         16,964,849        314,277,197        342,149,901
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     15,614,899   $     16,426,451   $    323,038,974   $    314,277,197
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                33                 22                283                244
 Units Redeemed ..................................               (45)               (45)              (500)              (596)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (12)               (23)              (217)              (352)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               MarketPLUS
                                                              Mid Cap Value
                                                    ---------------------------------
                                                         2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $    (1,548,171)  $    (4,644,152)
 Net realized gain (loss) on investments .........      135,453,053        70,466,350
 Change in unrealized appreciation
  (depreciation) of investments ..................     (147,048,888)      (16,830,256)
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................      (13,144,006)       48,991,942
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       56,044,735        58,374,565
  Transfers between funds including
   guaranteed interest account, net ..............      (29,584,203)      (15,513,964)
  Transfers for contract benefit and
   terminations ..................................      (48,128,886)      (44,006,253)
  Contract maintenance charges ...................         (441,487)         (447,896)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................      (22,109,841)       (1,593,548)
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           (7,110)         (149,451)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................      (35,260,957)       47,248,943
Net Assets -- Beginning of Period ................      493,602,383       446,353,440
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   458,341,426   $   493,602,383
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              485               574
 Units Redeemed ..................................             (611)             (585)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................             (126)              (11)
                                                    ---------------   ---------------


                                                              Multimanager                           Multimanager
                                                            Aggressive Equity                          Core Bond
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007              2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     (8,797,026)  $     (8,458,860)  $      1,967,465   $      1,938,655
 Net realized gain (loss) on investments .........         2,694,259        (15,621,963)          (478,087)          (639,165)
 Change in unrealized appreciation
  (depreciation) of investments ..................        98,209,591         62,134,112          1,883,980            356,319
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        92,106,824         38,053,289          3,373,358          1,655,809
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        31,380,123         37,960,667          7,691,272          8,969,099
  Transfers between funds including
   guaranteed interest account, net ..............       (61,124,312)       (56,697,611)          (704,366)        (3,291,145)
  Transfers for contract benefit and
   terminations ..................................      (119,429,414)      (126,612,896)        (6,581,681)        (7,170,253)
  Contract maintenance charges ...................          (739,232)          (843,352)           (50,780)           (54,947)
  Adjustments to net assets allocated to
   contracts in payout period ....................            10,034            173,657                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................      (149,902,802)      (146,019,535)           354,445         (1,547,246)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............          (217,956)          (326,723)            (6,063)           (26,022)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................       (58,013,934)      (108,292,969)         3,721,740             82,541
Net Assets -- Beginning of Period ................       941,154,687      1,049,447,656         68,377,726         68,295,185
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    883,140,754   $    941,154,687   $     72,099,466   $     68,377,726
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               648                799                 --                 --
 Units Redeemed ..................................            (2,211)            (2,510)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................            (1,563)            (1,711)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                34                 47                148                144
 Units Redeemed ..................................               (65)               (60)              (145)              (158)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (31)               (13)                 3                (14)
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               Multimanager                          Multimanager
                                                                Health Care                           High Yield
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (648,600)  $        (99,116)  $     11,723,542   $     10,185,040
 Net realized gain (loss) on investments .........         5,523,951          2,489,687           (278,762)          (669,347)
 Change in unrealized appreciation
  (depreciation) of investments ..................        (1,195,161)          (658,603)        (7,784,322)         5,173,752
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................         3,680,190          1,731,968          3,660,458         14,689,445
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         7,083,446          7,441,675         19,601,990         18,019,567
  Transfers between funds including
   guaranteed interest account, net ..............        (2,237,143)          (323,954)           (10,105)        (2,156,608)
  Transfers for contract benefit and
   terminations ..................................        (3,797,857)        (3,886,425)       (22,232,556)       (21,247,597)
  Contract maintenance charges ...................           (39,094)           (38,559)          (135,987)          (140,527)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --             11,698            (72,342)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         1,009,352          3,192,737         (2,764,960)        (5,597,507)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              (299)           (68,167)           (18,161)             1,179
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         4,689,243          4,856,538            877,337          9,093,117
Net Assets -- Beginning of Period ................        48,398,131         43,541,593        180,760,079        171,666,962
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     53,087,374   $     48,398,131   $    181,637,416   $    180,760,079
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                233                224
 Units Redeemed ..................................                --                 --               (251)              (256)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                (18)               (32)
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               133                148                111                 87
 Units Redeemed ..................................              (124)              (122)              (106)               (87)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                 9                 26                  5                 --
                                                    ----------------   ----------------   ----------------   ----------------


                                                              Multimanager
                                                          International Equity
                                                    ---------------------------------
                                                        2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $      (651,668)  $       775,161
 Net realized gain (loss) on investments .........       17,899,529         9,382,266
 Change in unrealized appreciation
  (depreciation) of investments ..................       (5,342,494)        7,586,574
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       11,905,367        17,744,001
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       13,988,256        14,357,959
  Transfers between funds including
   guaranteed interest account, net ..............         (457,174)       14,243,043
  Transfers for contract benefit and
   terminations ..................................       (8,558,403)       (6,383,398)
  Contract maintenance charges ...................          (81,183)          (66,846)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        4,891,496        22,150,758
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               51           (57,121)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................       16,796,914        39,837,638
Net Assets -- Beginning of Period ................      104,950,468        65,112,830
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   121,747,382   $   104,950,468
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              254               323
 Units Redeemed ..................................             (225)             (180)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               29               143
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Multimanager
                                                                Large Cap                           Multimanager
                                                               Core Equity                        Large Cap Growth
                                                    -----------------------------------   -----------------------------------
                                                          2007                2006              2007                2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (183,826)  $       (126,312)  $       (493,442)  $       (467,924)
 Net realized gain (loss) on investments .........         3,004,106          2,047,275          6,262,577          3,427,342
 Change in unrealized appreciation
  (depreciation) of investments ..................        (2,021,923)           496,283         (2,088,714)        (3,425,656)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................           798,357          2,417,246          3,680,421           (466,238)
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         2,267,583          1,964,622          4,428,795          5,052,052
  Transfers between funds including
   guaranteed interest account, net ..............         1,097,527           (977,943)           195,467         (2,028,845)
  Transfers for contract benefit and
   terminations ..................................        (1,903,584)        (2,446,196)        (3,999,481)        (3,450,562)
  Contract maintenance charges ...................           (16,371)           (16,338)           (32,616)           (32,930)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         1,445,155         (1,475,855)           592,165           (460,285)
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............        (1,435,996)           (54,449)                --            (53,308)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................           807,516            886,942          4,272,586           (979,831)
Net Assets -- Beginning of Period ................        21,473,294         20,586,352         38,132,493         39,112,324
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     22,280,810   $     21,473,294   $     42,405,079   $     38,132,493
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                62                 47                131                131
 Units Redeemed ..................................               (51)               (60)              (128)              (136)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                11                (13)                 3                 (5)
                                                    ----------------   ----------------   ----------------   ----------------


                                                             Multimanager
                                                            Large Cap Value
                                                    ---------------------------------
                                                        2007             2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       (89,710)  $       954,715
 Net realized gain (loss) on investments .........       12,187,966         3,512,154
 Change in unrealized appreciation
  (depreciation) of investments ..................      (10,676,307)        5,074,150
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        1,421,949         9,541,019
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        9,541,991         9,298,233
  Transfers between funds including
   guaranteed interest account, net ..............        3,381,215         7,344,220
  Transfers for contract benefit and
   terminations ..................................       (6,229,917)       (5,308,228)
  Contract maintenance charges ...................          (40,879)          (32,553)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        6,652,410        11,301,672
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               13           (62,697)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        8,074,372        20,779,994
Net Assets -- Beginning of Period ................       67,536,147        46,756,153
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    75,610,519   $    67,536,147
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                1                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................                1                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              214               217
 Units Redeemed ..................................             (170)             (131)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               44                86
                                                    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Multimanager
                                                                Mid Cap
                                                                 Growth
                                                    ---------------------------------
                                                          2007              2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $    (1,130,878)  $      (630,656)
 Net realized gain (loss) on investments .........       10,929,718         9,970,647
 Change in unrealized appreciation
  (depreciation) of investments ..................       (1,289,899)       (3,179,076)
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................        8,508,941         6,160,915
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        8,959,058        10,015,764
  Transfers between funds including
   guaranteed interest account, net ..............       (4,300,969)       (4,031,680)
  Transfers for contract benefit and
   terminations ..................................       (7,017,445)       (7,207,819)
  Contract maintenance charges ...................          (75,679)          (78,132)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................       (2,435,035)       (1,301,867)
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              226           (53,234)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        6,074,132         4,805,814
Net Assets -- Beginning of Period ................       82,959,929        78,154,115
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $    89,034,061   $    82,959,929
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              160               201
 Units Redeemed ..................................             (183)             (216)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              (23)              (15)
                                                    ---------------   ---------------


                                                                                                     Multimanager
                                                              Multimanager                             Small Cap
                                                              Mid Cap Value                           Growth (g)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     (1,020,988)  $        296,313   $       (672,155)  $         45,520
 Net realized gain (loss) on investments .........         5,009,315          6,661,200          7,009,698             49,937
 Change in unrealized appreciation
  (depreciation) of investments ..................        (4,726,493)         1,877,458         (7,496,644)          (307,773)
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................          (738,166)         8,834,971         (1,159,101)          (212,316)
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         7,433,660          6,996,331         10,112,069         12,279,539
  Transfers between funds including
   guaranteed interest account, net ..............        (3,623,445)            99,840         15,533,403         14,774,593
  Transfers for contract benefit and
   terminations ..................................        (7,553,202)        (7,423,788)        (4,113,992)        (2,216,019)
  Contract maintenance charges ...................           (50,529)           (51,585)           (48,310)           (21,759)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        (3,793,516)          (379,202)        21,483,170         24,816,354
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               (58)           (48,731)            35,174            (15,534)
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        (4,531,740)         8,407,038         20,359,243         24,588,504
Net Assets -- Beginning of Period ................        75,697,888         67,290,850         39,282,974         14,694,470
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $     71,166,148   $     75,697,888   $     59,642,217   $     39,282,974
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               145                139                374                413
 Units Redeemed ..................................              (170)              (144)              (232)              (237)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (25)                (5)               142                176
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Multimanager
                                                             Small Cap Value
                                                    ---------------------------------
                                                         2007               2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $    (2,031,377)  $     8,598,822
 Net realized gain (loss) on investments .........       14,028,767        15,793,209
 Change in unrealized appreciation
  (depreciation) of investments ..................      (33,937,728)        1,854,864
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................      (21,940,338)       26,246,895
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       27,335,223        34,768,516
  Transfers between funds including
   guaranteed interest account, net ..............      (24,954,220)       (3,421,545)
  Transfers for contract benefit and
   terminations ..................................      (18,765,192)      (18,049,070)
  Contract maintenance charges ...................         (206,035)         (208,719)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................      (16,590,224)       13,089,182
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............           (4,717)          (59,543)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................      (38,535,279)       39,276,534
Net Assets -- Beginning of Period ................      213,105,965       173,829,431
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   174,570,686   $   213,105,965
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................              196               330
 Units Redeemed ..................................             (279)             (263)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................              (83)               67
                                                    ---------------   ---------------


                                                               Multimanager                         Target 2015
                                                                Technology                         Allocation (a)
                                                    -----------------------------------   -----------------------------------
                                                           2007               2006              2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $     (1,533,351)  $     (1,467,146)  $        161,257   $         24,107
 Net realized gain (loss) on investments .........        13,077,795         12,268,244            148,666              1,217
 Change in unrealized appreciation
  (depreciation) of investments ..................         5,906,751         (4,621,826)          (170,852)             6,546
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................        17,451,195          6,179,272            139,071             31,870
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        10,797,822         11,063,634          1,675,676             83,205
  Transfers between funds including
   guaranteed interest account, net ..............           (86,812)        (6,359,589)         4,952,929          1,118,971
  Transfers for contract benefit and
   terminations ..................................       (11,372,007)       (11,664,420)          (140,616)           (11,925)
  Contract maintenance charges ...................          (102,374)          (110,520)            (2,051)              (105)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................          (763,371)        (7,070,895)         6,485,938          1,190,146
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............               (79)           (64,158)                --                  2
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................        16,687,745           (955,781)         6,625,009          1,222,018
Net Assets -- Beginning of Period ................       113,195,008        114,150,789          1,222,018                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $    129,882,753   $    113,195,008   $      7,847,027   $      1,222,018
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               795                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               795                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               488                545                 67                 12
 Units Redeemed ..................................              (507)              (617)               (11)                (1)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................               (19)               (72)                56                 11
                                                    ----------------   ----------------   ----------------   ----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Target 2025
                                                             Allocation (a)
                                                    ---------------------------------
                                                       2007            2006
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $       145,662   $        16,424
 Net realized gain (loss) on investments .........          185,170             1,457
 Change in unrealized appreciation
  (depreciation) of investments ..................         (225,356)           12,186
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................          105,476            30,067
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        3,196,080           288,863
  Transfers between funds including
   guaranteed interest account, net ..............        5,055,982           717,301
  Transfers for contract benefit and
   terminations ..................................         (161,386)             (766)
  Contract maintenance charges ...................           (4,529)             (207)
  Adjustments to net assets allocated to
   contracts in payout period ....................               --                --
                                                    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions .....................        8,086,147         1,005,191
                                                    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............              229                16
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................        8,191,852         1,035,274
Net Assets -- Beginning of Period ................        1,035,274                --
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $     9,227,126   $     1,035,274
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................               --                --
 Units Redeemed ..................................               --                --
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               --                --
                                                    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................               84                10
 Units Redeemed ..................................              (13)               (1)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................               71                 9
                                                    ---------------   ---------------


                                                              Target 2035                           Target 2045
                                                             Allocation (a)                        Allocation (a)
                                                    -----------------------------------   -----------------------------------
                                                          2007               2006               2007               2006
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ....................  $         64,266   $          6,739   $         33,842   $          5,121
 Net realized gain (loss) on investments .........            84,866              2,860            158,680              2,055
 Change in unrealized appreciation
  (depreciation) of investments ..................           (96,824)            10,655           (156,241)             1,333
                                                    ----------------   ----------------   ----------------   ----------------
 Net increase (decrease) in net assets from
  operations .....................................            52,308             20,254             36,281              8,509
                                                    ----------------   ----------------   ----------------   ----------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........         2,612,698            251,560          1,765,771             93,771
  Transfers between funds including
   guaranteed interest account, net ..............         1,708,600            259,463          1,257,609            278,287
  Transfers for contract benefit and
   terminations ..................................          (161,739)              (119)           (31,069)              (120)
  Contract maintenance charges ...................            (6,753)               (60)            (4,874)               (60)
  Adjustments to net assets allocated to
   contracts in payout period ....................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets from
 contractowners transactions .....................         4,152,806            510,844          2,987,437            371,878
                                                    ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A .............                --                 17                (14)               109
                                                    ----------------   ----------------   ----------------   ----------------
Increase (Decrease) in Net Assets ................         4,205,114            531,115          3,023,704            380,496
Net Assets -- Beginning of Period ................           531,115                 --            380,496                 --
                                                    ----------------   ----------------   ----------------   ----------------
Net Assets -- End of Period ......................  $      4,736,229   $        531,115   $      3,404,200   $        380,496
                                                    ================   ================   ================   ================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ....................................                --                 --                 --                 --
 Units Redeemed ..................................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                --                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ....................................                40                  6                 34                  4
 Units Redeemed ..................................                (5)                (1)                (8)                (1)
                                                    ----------------   ----------------   ----------------   ----------------
 Net Increase (Decrease) .........................                35                  5                 26                  3
                                                    ----------------   ----------------   ----------------   ----------------


-------
(a) Commenced operations on September 18, 2006.
(b) Commenced operations on May 29, 2007.
(c) Commenced operations on August 17, 2007.
(d) Commenced operations May 18, 2007.
(e) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(f) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.


                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

(g) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(h) A substitution of EQ/Van Kampen Real Estate was made U.S. Real Estate on August 17, 2007.
(i) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.

The accompanying notes are an integral part of these financial statements.


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2007

1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"). The Trusts are open-ended diversified investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 77 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o EQ/AllianceBernstein Common Stock
o EQ/AllianceBernstein Intermediate Government Securities
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Large Cap Growth
o EQ/AllianceBernstein Quality Bond
o EQ/AllianceBernstein Small Cap Growth
o EQ/AllianceBernstein Value
o EQ/Ariel Appreciation II
o EQAXA Rosenberg Value Long/Short Equity
o EQ/BlackRock Basic Value Equity(1)
o EQ/BlackRock International Value(1)
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Caywood-Scholl High Yield Bond
o EQ//Davis New York Venture
o EQ/Equity 500 Index
o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/Franklin Income
o EQ/Franklin Small Cap Value
o EQ/Franklin Templeton Founding Strategy
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
o EQ/International Growth
o EQ/JPMorgan Core Bond
o EQ/JPMorgan Value Opportunities
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/Mutual Shares
o EQ/Oppenheimer Global
o EQ/Oppenheimer Main Street Opportunity
o EQ/Oppenheimer Main Street Small Cap
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock(2)
o EQ/Templeton Growth
o EQ/UBS Growth and Income
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity
o EQ/Van Kampen Mid Cap Growth
o EQ/Van Kampen Real Estate
o MarketPLUS International Core(3)
o MarketPLUS Large Cap Core(4)
o MarketPLUS Large Cap Growth(5)
o MarketPLUS Mid Cap Value(6)
o Multimanager Aggressive Equity(9)
o Multimanager Core Bond(9)
o Multimanager Health Care(9)
o Multimanager High Yield(9)
o Multimanager International Equity(9)
o Multimanager Large Cap Core Equity(9)
o Multimanager Large Cap Growth(9)
o Multimanager Large Cap Value(9)
o Multimanager Mid Cap Growth(9)
o Multimanager Mid Cap Value(9)
o Multimanager Small Cap Growth(8)
o Multimanager Small Cap Value(9)
o Multimanager Technology(9)
o Target 2015 Allocation
o Target 2025 Allocation
o Target 2035 Allocation
o Target 2045 Allocation


                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

1. Organization (Concluded)

   (1) Formerly known as EQ/Mercury.
   (2) Formerly known as EQ/TCW Equity.
   (3) Formerly known as EQ/Capital Guardian International.
   (4) Formerly known as EQ/MFS Investors Trust.
   (5) Formerly known as EQ/MFS Emerging Growth Companies.
   (6) Formerly known as EQ/FI Mid Cap Value.
   (7) Formerly known as AXA Premier VIP.
   (8) Formerly known as EQ/Small Company Growth.
   (9) Formerly known as EQ/Small Cap Value.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On September 15, 2006, the FASB issued Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2006. AXA does not anticipate any impact to the net assets of the Account, upon adoption.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represents amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under EQUI-VEST Series 100 through 800, EQUI-VEST Vantage, EQUI-VEST Strategies, Momentum, Momentum Plus, EQUI-VEST At Retirement and At Retirement (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Payments received from contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options


                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

2. Significant Accounting Policies (Concluded)

   of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net, represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No. 48. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under:

   o EQUI-VEST Series 100 through 800
   o EQUI-VEST Vantage
   o EQUI-VEST Strategies
   o Momentum
   o Momentum Plus

   Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under:

   o EQUI-VEST Series 100 through 800
   o EQUI-VEST Vantage
   o EQUI-VEST Strategies
   o EQUIPLAN
   o Old Contracts

   Included in contract maintenance charges are administrative charges, if applicable, that are deducted quarterly under Momentum and Momentum Plus.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Purchases and Sales of Investments
   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                               Purchases       Sales
                                                             -------------  ------------
AXA Aggressive Allocation .................................. $ 118,556,842  $ 31,390,350
AXA Conservative Allocation ................................    40,229,137    13,928,797
AXA Conservative-Plus Allocation ...........................    58,507,752    18,909,639
AXA Moderate Allocation ....................................   240,910,072   197,993,936
AXA Moderate-Plus Allocation ...............................   324,403,074    72,390,223
EQ/AllianceBernstein Common Stock ..........................   131,865,365   749,516,997
EQ/AllianceBernstein Intermediate Government Securities ....    28,219,384    33,470,400
EQ/AllianceBernstein International .........................   290,858,071   223,308,710
EQ/AllianceBernstein Large Cap Growth ......................    24,030,628    42,987,447


                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

3. Purchases and Sales of Investments (Continued)

                                                             Purchases           Sales
                                                         ----------------  ----------------
EQ/AllianceBernstein Quality Bond .....................  $     42,633,619  $     38,051,843
EQ/AllianceBernstein Small Cap Growth .................       144,183,273       130,312,052
EQ/AllianceBernstein Value ............................     1,765,982,747       643,842,408
EQ/Ariel Appreciation II ..............................         1,878,748         1,775,412
EQ/AXA Rosenberg Value Long/Short Equity ..............         4,195,249         4,915,383
EQ/BlackRock Basic Value Equity .......................       110,808,067        89,258,574
EQ/BlackRock International Value ......................       146,879,912        90,838,839
EQ/Boston Advisors Equity Income ......................        27,090,935        16,212,581
EQ/Calvert Socially Responsible .......................         8,360,970         4,273,010
EQ/Capital Guardian Growth ............................        11,099,597         4,713,180
EQ/Capital Guardian Research ..........................       158,030,740        49,800,198
EQ/Caywood-Scholl High Yield Bond .....................        19,609,225         6,900,271
EQ/Davis New York Venture .............................         6,758,152           860,893
EQ/Equity 500 Index ...................................       241,077,305       265,145,342
EQ/Evergreen International Bond .......................        19,885,010         5,509,781
EQ/Evergreen Omega ....................................        14,964,638        10,035,676
EQ/FI Mid Cap .........................................       140,477,861        70,723,706
EQ/Franklin Income ....................................        92,477,484        14,907,806
EQ/Franklin Small Cap Value ...........................        13,584,735         7,418,245
EQ/Franklin Templeton Founding Strategy ...............        30,569,617         1,712,488
EQ/GAMCO Mergers and Acquisitions .....................         9,311,763         3,610,838
EQ/GAMCO Small Company Value ..........................        97,505,415        37,575,355
EQ/International Growth ...............................        42,559,586        19,559,975
EQ/Janus Large Cap Growth .............................         8,786,066        75,137,099
EQ/JP Morgan Value Opportunities ......................        31,854,455        23,504,746
EQ/JPMorgan Core Bond .................................        51,737,948        29,254,710
EQ/Legg Mason Value Equity ............................         9,392,048         5,495,863
EQ/Long Term Bond .....................................        13,206,274         7,662,752
EQ/Lord Abbett Growth and Income ......................        11,746,410         6,717,294
EQ/Lord Abbett Large Cap Core .........................         4,815,186         2,062,995
EQ/Lord Abbett Mid Cap Value ..........................        26,826,621        12,816,327
EQ/Marsico Focus ......................................       150,950,780        77,258,090
EQ/Money Market .......................................       158,314,693       112,693,045
EQ/Montag & Caldwell Growth ...........................        13,254,259         3,128,775
EQ/Mutual Shares ......................................        38,629,494         6,400,251
EQ/Oppenheimer Global .................................        14,765,278         3,928,190
EQ/Oppenheimer Main Street Opportunity ................         2,123,453           452,433
EQ/Oppenheimer Main Street Small Cap ..................         9,009,972         2,053,160
EQ/PIMCO Real Return ..................................        29,656,349        13,538,531
EQ/Short Duration Bond ................................         8,725,112         4,211,522
EQ/Small Company Index ................................        76,182,013        43,138,926
EQ/T. Rowe Price Growth Stock .........................        81,012,632        11,053,742
EQ/Templeton Growth ...................................        31,673,024         6,160,484
EQ/UBS Growth and Income ..............................        14,047,380         6,394,897
EQ/Van Kampen Comstock ................................        12,858,046         6,307,473
EQ/Van Kampen Emerging Markets Equity .................       451,629,533       295,298,230
EQ/Van Kampen Mid Cap Growth ..........................        44,007,171        15,921,309
EQ/Van Kampen Real Estate .............................       201,319,713        31,385,879
MarketPLUS International Core .........................        59,237,134        33,104,640
MarketPLUS Large Cap Core .............................         7,107,530         5,063,614
MarketPLUS Large Cap Growth ...........................        43,530,719        79,601,421
MarketPLUS Mid Cap Value ..............................       210,528,299       115,880,285
MarketPlus Small Cap Value ............................        56,234,054        58,994,059
Multimanager Aggressive Equity ........................        17,562,792       177,387,235
Multimanager Core Bond ................................        20,212,685        17,915,286


                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

3. Purchases and Sales of Investments (Concluded)

                                                          Purchases           Sales
                                                       ---------------- ----------------
   Multimanager Health Care .........................  $    20,932,640  $    16,555,663
   Multimanager High Yield ..........................       69,400,980       60,464,781
   Multimanager International Equity ................       53,152,133       42,085,015
   Multimanager Large Cap Core Equity ...............        9,891,402        7,051,567
   Multimanager Large Cap Growth ....................       18,409,265       13,544,846
   Multimanager Large Cap Value .....................       40,741,919       26,568,474
   Multimanager Mid Cap Growth ......................       28,025,671       22,783,464
   Multimanager Mid Cap Value .......................       27,549,198       26,028,076
   Multimanager Small Cap Growth ....................       59,853,330       33,859,877
   Multimanager Technology ..........................       57,948,777       60,245,511
   Target 2015 Allocation ...........................        8,058,862        1,339,350
   Target 2025 Allocation ...........................        9,987,723        1,656,651
   Target 2035 Allocation ...........................        4,887,467          637,819
   Target 2045 Allocation ...........................        4,288,435        1,181,860

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each variable portfolio, may charge annually 0.25% of the average daily net assets of a portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable serves as investment manager of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to a high of 1.40% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") an affiliate of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios; EQ/AllianceBernstein Value; EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries (affiliates of AXA Equitable) . AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

5. Substitutions/Reorganizations (Concluded)

------------------------------------------------------------------------------------------------
 August 17, 2007                         Removed Portfolio              Surviving Portfolio
------------------------------------------------------------------------------------------------
                                   EQ/AllianceBernstein Growth
                                   and Income                       EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------
Shares -- Class A                                    51,075,037                       86,128,623
Shares -- Class B                                     7,874,909                       16,296,553
Value -- Class A                   $                      19.34     $                      16.30
Value -- Class B                   $                      19.21     $                      16.27
Net assets before merger           $              1,139,068,217     $                529,973,254
Net assets after merger            $                         --     $              1,669,041,471
------------------------------------------------------------------------------------------------
                                   UIF U.S. Real Estate            EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------
Shares -- Class A                                     6,655,759                       17,497,813
Value -- Class A                   $                      23.88     $                       9.13
Net assets before merger           $                158,939,525     $                    815,508
Net assets after merger            $                         --     $                159,755,033
------------------------------------------------------------------------------------------------
 July 6, 2007                      Removed Portfolio                Surviving Portfolio
------------------------------------------------------------------------------------------------
                                   EQ/Capital Guardian U.S. Equity  EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------
Shares -- Class B                                    11,071,506                       19,211,910
Value -- Class B                   $                      12.05     $                      15.08
Net assets before merger           $                133,411,647     $                156,303,956
Net assets after merger            $                         --     $                289,715,603
------------------------------------------------------------------------------------------------
                                   EQ/Janus Large Cap Growth        EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------
Shares -- Class B                                    10,084,118                        3,680,508
Value -- Class B                   $                       7.62     $                      23.21
Net assets before merger           $                 76,840,979     $                  8,583,612
Net assets after merger            $                         --     $                 85,424,591
------------------------------------------------------------------------------------------------
                                   EQ/Wells Fargo Montgomery        Multimanager Small
                                   Small Cap                        Cap Growth
------------------------------------------------------------------------------------------------
Shares -- Class B                                     1,816,793                        6,675,268
Value -- Class B                   $                      14.94     $                      10.65
Net assets before merger           $                 27,142,887     $                 43,948,717
Net assets after merger            $                         --     $                 71,091,604
------------------------------------------------------------------------------------------------
 November 17, 2006                 Removed Portfolio                Surviving Portfolio
------------------------------------------------------------------------------------------------
                                   Laudus Rosenberg VIT             EQ/AXA Rosenberg
                                   Value Long/Short Equity          Value Long/Short Equity
------------------------------------------------------------------------------------------------
Shares -- Class B                                       871,596                          871,596
Value -- Class B                   $                  9,360,937     $                  9,360,937
Net Assets before merger           $                  9,360,937                               --
Net Assets after merger                                      --     $                  9,360,937
------------------------------------------------------------------------------------------------

6. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                            Mortality and                          Financial
                                            Expense Risks     Other Expenses       Accounting             Total
                                            -------------     --------------      -------------      -------------
Old Contracts                                        0.58%              0.16%                --               0.74%
-------------
EQUIPLAN Contracts                                   0.58%              0.16%                --               0.74%
------------------
EQUI-VEST Series 100/Momentum Contracts
---------------------------------------
EQ/Money Market
EQ/AllianceBernstein Common Stock                    0.56%              0.60%              0.24%              1.40%


                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

6. Contractowner Charges (Continued)

                                                    Mortality and                        Financial
                                                    Expense Risks    Other Expenses      Accounting         Total
                                                   ---------------   --------------     ------------     ----------
All Other Funds ..................................            0.50%            0.60%            0.24%          1.34%
EQUI-VEST Series 200
--------------------
EQ/Money Market
EQ/AllianceBernstein Common Stock ................            1.15%            0.25%              --           1.40%
All Other Funds ..................................            1.09%            0.25%              --           1.34%
EQUI-VEST Series 300 and 400 Contracts
--------------------------------------
EQ/Money Market, EQ/AllianceBernstein Common
Stock, AXA Premier VIP Aggressive Equity and
AXA Moderate Allocation ..........................            1.10%            0.24%              --           1.34%
All Other Funds ..................................            1.10%            0.25%              --           1.35%
Momentum Plus Contracts                                       1.10%            0.25%              --           1.35%
-----------------------
EQUI-VEST Series 500 Contracts                                1.20%            0.25%              --           1.45%
------------------------------
EQUI-VEST at Retirement and At Retirement                       --               --               --             --
-----------------------------------------
1.30% All Funds ..................................            0.80%            0.50%              --           1.30%
1.25% All Funds ..................................            0.75%            0.50%              --           1.25%
EQUI-VEST Series 600 and 800 Contracts                        0.95%            0.25%              --           1.20%
--------------------------------------
EQUI-VEST Vantage Contracts
---------------------------
0.90 All Funds ...................................            0.90%              --               --           0.90%
0.70 All Funds ...................................            0.70%              --               --           0.70%
0.50 All Funds ...................................            0.50%              --               --           0.50%
EQUI-VEST Strategies Contracts
------------------------------
1.20% All Funds ..................................            1.20%              --               --           1.20%
0.90% All Funds ..................................            0.90%              --               --           0.90%
0.70% All Funds ..................................            0.70%              --               --           0.70%
0.50% All Funds ..................................            0.50%              --               --           0.50%
0.25% All Funds ..................................            0.25%              --               --           0.25%
EQUI-VEST Express Series 700 Contracts                        0.70%            0.25%              --           0.95%
--------------------------------------

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST/Momentum Contracts for EQ/Money Market, EQ/AllianceBernstein Common Stock, AXA Premier VIP Aggressive Equity and AXA Moderate Allocation variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 200, EQUI-VEST Vantage, EQUI-VEST Strategies Contracts for participants of the Teachers Retirement System of the State of Texas the total Separate Account A annual expenses and total annual expenses of the Trust's fees, when added together, are not permitted to exceed 2.75% (except for AXA Premier VIP Aggressive Equity, AXA Moderate Allocation, EQ/AllianceBernstein Common Stock and EQ/Money Market Options in Equivest Series 200 which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the EQ/GAMCO Mergers and Acquisitions, EQ/International Growth, Multimanager Small Cap Value, Multimanager Small Cap Growth, Multimanager Health Care, Multimanager International Equity, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Technology and EQ/Van Kampen Emerging Markets Equity portfolios. Fees for advisory services in excess of the cap are refunded to the Funds from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the


                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

6. Contractowner Charges (Concluded)

fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.




                                                When charge
                 Charges                        is deducted                  Amount deducted              How deducted
---------------------------------------- ------------------------        ----------------------        ------------------
Charge for Trust expenses                Daily                            Vary by portfolio             Unit value

Annual Administrative charge             Annual                           $30 or during the first two
                                                                          contract years 2% of the      Unit liquidation from
                                                                          account value (plus any       account value
                                                                          prior withdrawal during the
                                                                          Contract Year) if less.
Annual Policy fee                        Annual                           Low - Depending on account
                                                                          value, lesser of $30          Unit liquidation from
                                                                          or .50% of account value      account value
                                                                          plus the amount of any
                                                                          active loan.

                                                                          High - Depending on account
                                                                          value, in Years 1 to 2        Unit liquidation from
                                                                          lesser of $30 or 2% of        account value,
                                                                          account value, thereafter
                                                                          $ 30.


Withdrawal Charge                        At time of transaction           Low - 6% of withdrawals or
                                                                          contributions made in
                                                                          the current and prior five
                                                                          participation years,         Unit liquidation from
                                                                          whichever is less.           account value

                                                                          High - 6% of the amount
                                                                          withdrawn, generally
                                                                          declining for the first
                                                                          through the 12th contract
                                                                          year.

                                                                          Exceptions and limitations
                                                                          may eliminate or reduce
                                                                          the withdrawal charge.

Plan Loan charges                        At time of transaction           $25 set-up fee and $6
                                                                          quarterly recordkeeping       Unit liquidation from
                                                                          fee                           account value

Annuity Payout option                    At time of transaction           $350 annuity administration
                                                                          fee                           Unit liquidation from
                                                                                                        account value

Charge for third-party transfer or       At time of transaction           $  25                         Unit liquidation from
exchange                                                                                                account value

Enhanced death benefit charge            Participation date               Low- 0.15% of account         Unit liquidation from
                                         anniversary                      value                         account value


                                                                          High - 0.60% of account
                                                                          value

Guaranteed Mininum Income Benefit                                         0.65%                         Unit liquidation from
                                                                                                        account value

Guaranteed Withdrawal Benefit                                             Low - 0.,60% for single
for Life                                                                        life option;            Unit liquidation from
                                                                                0.75% for joint life    account value
                                                                                option

                                                                          High - 0.75% for single
                                                                                 life;
                                                                                 0.90% for joint life



7. Accumulation Unit Values


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,

                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.45%*

  2007   Lowest contract charge 0.50% Class B (b)   $ 162.11              --                --            --      5.64 %
         Highest contract charge 1.45% Class B (b)  $ 155.64              --                --            --      4.62%
         All contract charges                             --           1,034          $161,376          2.96%     --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,

                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
AXA Aggressive Allocation (Continued)
-------------------------------------
  2006   Lowest contract charge 0.50% Class B (b)      $ 153.46              --                 --           --      17.31%
         Highest contract charge 1.45% Class B (b)     $ 148.76              --                 --           --      16.19%
         All contract charges                                --             517         $   77,399         3.46%     --
  2005   Lowest contract charge 0.50% Class B (b)      $ 130.82              --                 --           --      7.52%
         Highest contract charge 1.45% Class B (b)     $ 128.03              --                 --           --      6.50%
         All contract charges                                --             178         $   22,965         4.92%     --
  2004   Lowest contract charge 0.50% Class B (b)      $ 121.67              --                 --           --      11.24%
         Highest contract charge 1.45% Class B (b)     $ 120.22              --                 --           --      10.17%
         All contract charges                                --              75         $    9,099         2.25%     --
  2003   Lowest contract charge 0.50% Class B (b)      $ 109.38              --                 --           --      9.38%
         Highest contract charge 1.45% Class B (b)     $ 109.12              --                 --           --      9.12%
         All contract charges                                --               9         $    1,003         0.70%     --

AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (b)      $ 122.65              --                 --           --      5.27%
         Highest contract charge 1.45% Class B (b)     $ 117.75              --                 --           --      4.26%
         All contract charges                                --             378         $   44,771         5.06%     --
  2006   Lowest contract charge 0.50% Class B (b)      $ 116.51              --                 --           --      5.84%
         Highest contract charge 1.45% Class B (b)     $ 112.94              --                 --           --      4.83%
         All contract charges                                --             167         $   18,932         4.29%     --
  2005   Lowest contract charge 0.50% Class B (b)      $ 110.08              --                 --           --      1.93%
         Highest contract charge 1.45% Class B (b)     $ 107.73              --                 --           --      0.96%
         All contract charges                                --             112         $   12,046         3.73%     --
  2004   Lowest contract charge 0.50% Class B (b)      $ 108.00              --                 --           --      5.50%
         Highest contract charge 1.45% Class B (b)     $ 106.71              --                 --           --      4.49%
         All contract charges                                --              75         $    8,142         4.11%     --
  2003   Lowest contract charge 0.50% Class B (b)      $ 102.37              --                 --           --      2.37%
         Highest contract charge 1.45% Class B (b)     $ 102.13              --                 --           --      2.13%
         All contract charges                                --               8         $      940         5.61%     --

AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (b)      $ 130.56              --                 --           --      4.96%
         Highest contract charge 1.45% Class B (b)     $ 125.34              --                 --           --      3.95%
         All contract charges                                --             634         $   80,092         4.08%     --
  2006   Lowest contract charge 0.50% Class B (b)      $ 124.39              --                 --           --      8.22%
         Highest contract charge 1.45% Class B (b)     $ 120.58              --                 --           --      7.18%
         All contract charges                                --             342         $   41,475         4.04%     --
  2005   Lowest contract charge 0.50% Class B (b)      $ 114.94              --                 --           --      2.73%
         Highest contract charge 1.45% Class B (b)     $ 112.49              --                 --           --      1.75%
         All contract charges                                --             180         $   20,363         4.60%     --
  2004   Lowest contract charge 0.50% Class B (b)      $ 111.89              --                 --           --      7.21%
         Highest contract charge 1.45% Class B (b)     $ 110.56              --                 --           --      6.19%
         All contract charges                                --              80         $    8,873         3.62%     --
  2003   Lowest contract charge 0.50% Class B (b)      $ 104.36              --                 --           --      4.36%
         Highest contract charge 1.45% Class B (b)     $ 104.11              --                 --           --      4.11%
         All contract charges                                --               9         $      866         6.35%     --

AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 109.30              --                 --           --      6.00%
         Highest contract charge 1.45% Class A         $ 144.38              --                 --           --      4.99%
         All contract charges                                --          19,631         $1,586,678         3.35%     --
  2006   Lowest contract charge 0.50% Class A (j)      $ 103.11              --                 --           --      3.11%
         Highest contract charge 1.45% Class A         $ 137.52              --                 --           --      9.00%
         All contract charges                                --          20,240         $1,557,101         2.84%     --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
AXA Moderate Allocation (Continued)
-----------------------------------
  2005   Lowest contract charge 0.90% Class A (c)      $ 183.99              --                 --           --      4.11%
         Highest contract charge 1.45% Class A         $ 126.17              --                 --           --      3.53%
         All contract charges                                --          21,774         $1,543,159         2.54%     --
  2004   Lowest contract charge 0.90% Class A (c)      $ 176.72              --                 --           --      8.02%
         Highest contract charge 1.45% Class A         $ 121.87              --                 --           --      7.42%
         All contract charges                                --          23,508         $1,615,459         2.75%     --
  2003   Lowest contract charge 0.90% Class A (c)      $ 163.61              --                 --           --      18.35%
         Highest contract charge 1.45% Class A         $ 113.45              --                 --           --      17.69%
         All contract charges                                --          25,117         $1,607,776         2.41%     --

AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 127.43              --                 --           --      5.73%
         Highest contract charge 1.30% Class B (j)     $ 107.96              --                 --           --      4.90%
         All contract charges                                --           1,218         $  170,510         3.35%     --
  2006   Lowest contract charge 0.50% Class B          $ 120.52              --                 --           --      9.77%
         Highest contract charge 1.30% Class B (j)     $ 102.92              --                 --           --      2.92%
         All contract charges                                --           1,009         $  136,001         2.84%     --
  2005   Lowest contract charge 0.50% Class B          $ 109.79              --                 --           --      4.27%
         Highest contract charge 1.20% Class B         $ 126.19              --                 --           --      3.54%
         All contract charges                                --             916         $  113,231         2.54%     --
  2004   Lowest contract charge 0.50% Class B          $ 105.29              --                 --           --      8.18%
         Highest contract charge 1.20% Class B         $ 121.88              --                 --           --      7.42%
         All contract charges                                --             833         $   99,021         2.75%     --
  2003   Lowest contract charge 0.50% Class B          $  97.33              --                 --           --      18.55%
         Highest contract charge 1.20% Class B         $ 113.46              --                 --           --      17.71%
         All contract charges                                --             750         $   82,998         2.41%     --

AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (b)      $ 153.90              --                 --           --      5.85%
         Highest contract charge 1.45% Class B (b)     $ 147.76              --                 --           --      4.84%
         All contract charges                                --           3,480         $  513,806         3.38%     --
  2006   Lowest contract charge 0.50% Class B (b)      $ 145.39              --                 --           --      13.93%
         Highest contract charge 1.45% Class B (b)     $ 140.94              --                 --           --      12.85%
         All contract charges                                --           1,886         $  267,414         3.54%     --
  2005   Lowest contract charge 0.50% Class B (b)      $ 127.61              --                 --           --      6.14%
         Highest contract charge 1.45% Class B (b)     $ 124.89              --                 --           --      5.13%
         All contract charges                                --             728         $   91,285         5.08%     --
  2004   Lowest contract charge 0.50% Class B (b)      $ 120.23              --                 --           --      11.13%
         Highest contract charge 1.45% Class B (b)     $ 118.80              --                 --           --      10.07%
         All contract charges                                --             277         $   32,979         3.47%     --
  2003   Lowest contract charge 0.50% Class B (b)      $ 108.19              --                 --           --      8.19%
         Highest contract charge 1.45% Class B (b)     $ 107.93              --                 --           --      7.93%
         All contract charges                                --              23         $    2,390         2.59%     --

EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.49%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 107.52              --                 --           --      3.22%
         Highest contract charge 1.49% Class A         $ 384.25              --                 --           --      2.53%
         All contract charges                                --           9,616         $3,481,372         1.18%     --
  2006   Lowest contract charge 0.50% Class A (j)      $ 104.17              --                 --           --      4.17%
         Highest contract charge 1.49% Class A         $ 374.77              --                 --           --      9.64%
         All contract charges                                --          11,209         $3,969,805         1.39%     --
  2005   Lowest contract charge 0.74% Class A          $ 453.40              --                 --           --      4.05%
         Highest contract charge 1.49% Class A         $ 341.80              --                 --           --      3.26%
         All contract charges                                --          12,984         $4,188,857         1.03%     --

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,

                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/AllianceBernstein Common Stock (Continued)
---------------------------------------------
  2004   Lowest contract charge 0.74% Class A          $ 435.75              --                 --           --      12.98%
         Highest contract charge 1.49% Class A         $ 331.00              --                 --           --      14.12%
         All contract charges                                --          14,653         $4,588,775         1.19%     --
  2003   Lowest contract charge 0.74% Class A          $ 382.75              --                 --           --      49.21%
         Highest contract charge 1.49% Class A         $ 292.96              --                 --           --      48.08%
         All contract charges                                --          16,027         $4,423,904         1.77%     --

EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 105.11              --                 --           --      2.96%
         Highest contract charge 1.30% Class B (j)     $ 106.21              --                 --           --      2.14%
         All contract charges                                --           1,495         $  174,274         1.18%     --
  2006   Lowest contract charge 0.50% Class B          $ 102.09              --                 --           --      10.14%
         Highest contract charge 1.30% Class B (j)     $ 103.98              --                 --           --      3.98%
         All contract charges                                --           1,669         $  190,449         1.39%     --
  2005   Lowest contract charge 0.50% Class B          $  92.69              --                 --           --      3.79%
         Highest contract charge 1.20% Class B         $ 107.24              --                 --           --      3.05%
         All contract charges                                --           1,776         $  185,056         1.03%     --
  2004   Lowest contract charge 0.50% Class B          $  89.31              --                 --           --      13.55%
         Highest contract charge 1.20% Class B         $ 104.06              --                 --           --      12.75%
         All contract charges                                --           1,725         $  174,349         1.19%     --
  2003   Lowest contract charge 0.50% Class B          $  78.66              --                 --           --      48.80%
         Highest contract charge 1.20% Class B         $  92.29              --                 --           --      47.76%
         All contract charges                                --           1,502         $  134,406         1.77%     --

EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 107.06              --                 --           --      6.59%
         Highest contract charge 1.45% Class A         $ 137.16              --                 --           --      5.57%
         All contract charges                                --             554         $   90,855         4.50%     --
  2006   Lowest contract charge 0.50% Class A (j)      $ 100.44              --                 --           --      0.44%
         Highest contract charge 1.45% Class A         $ 129.92              --                 --           --      1.89%
         All contract charges                                --             586         $   91,303         4.00%     --
  2005   Lowest contract charge 0.74% Class A          $  78.01              --                 --           --      1.04%
         Highest contract charge 1.45% Class A         $ 127.51              --                 --           --      0.02%
         All contract charges                                --             670         $  102,507         3.48%     --
  2004   Lowest contract charge 0.74% Class A          $  77.21              --                 --           --      1.74%
         Highest contract charge 1.45% Class A         $ 127.48              --                 --           --      0.71%
         All contract charges                                --             768         $  117,435         3.04%     --
  2003   Lowest contract charge 0.74% Class A          $  75.89              --                 --           --      1.95%
         Highest contract charge 1.45% Class A         $ 126.58              --                 --           --      0.91%
         All contract charges                                --             892         $  135,637         3.66%     --

EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 136.21              --                 --           --      6.32%
         Highest contract charge 1.30% Class B (j)     $ 105.74              --                 --           --      5.48%
         All contract charges                                --             225         $   30,902         4.50%     --
  2006   Lowest contract charge 0.50% Class B          $ 128.11              --                 --           --      2.61%
         Highest contract charge 1.30% Class B (j)     $ 100.25              --                 --           --      0.25%
         All contract charges                                --             254         $   32,922         4.00%     --
  2005   Lowest contract charge 0.50% Class B          $ 124.85              --                 --           --      0.74%
         Highest contract charge 1.20% Class B         $ 127.54              --                 --           --      0.03%
         All contract charges                                --             276         $   35,253         3.48%     --
  2004   Lowest contract charge 0.50% Class B          $ 123.94              --                 --           --      1.43%
         Highest contract charge 1.20% Class B         $ 127.50              --                 --           --      0.72%
         All contract charges                                --             293         $   37,422         3.04%     --

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended December 31,
                                                     --------------------------
                                                       Units
                                                     Fair Value
                                                     ------------
EQ/AllianceBernstein Intermediate Government
--------------------------------------------
Securities (Continued)
----------------------
  2003   Lowest contract charge 0.50% Class B          $ 122.19
         Highest contract charge 1.20% Class B         $ 126.60
         All contract charges                                --

EQ/AllianceBernstein International (a)
--------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 118.10
         Highest contract charge 1.45% Class A         $ 154.56
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (j)      $ 105.97
         Highest contract charge 1.45% Class A         $ 140.03
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A (c)      $ 147.18
         Highest contract charge 1.45% Class A         $ 114.75
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (c)      $ 128.49
         Highest contract charge 1.45% Class A         $ 100.74
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (c)      $ 109.44
         Highest contract charge 1.45% Class A         $  86.29
         All contract charges                                --

EQ/AllianceBernstein International (a)
--------------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 156.05
         Highest contract charge 1.30% Class B (j)     $ 116.66
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 140.38
         Highest contract charge 1.30% Class B (j)     $ 105.78
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 114.22
         Highest contract charge 1.20% Class B         $ 114.63
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  99.56
         Highest contract charge 1.20% Class B         $ 100.63
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  84.67
         Highest contract charge 1.20% Class B         $  86.19
         All contract charges                                --

EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $  75.03
         Highest contract charge 1.45% Class B         $  76.91
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $  66.16
         Highest contract charge 1.45% Class B         $  68.47
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $  66.85
         Highest contract charge 1.45% Class B         $  69.86
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  58.46
         Highest contract charge 1.45% Class B         $  61.67
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  54.21
         Highest contract charge 1.45% Class B         $  57.74
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Intermediate Government Securities (Continued)
-------------------------------------------------------------------
  2003              --                --            --      1.63%
                    --                --            --      0.91%
                   331          $ 41,782          3.66%         --

EQ/AllianceBernstein International (a)
--------------------------------------
  2007              --                --            --      11.45%
                    --                --            --      10.38%
                 4,247          $838,849          1.50%          --
  2006              --                --            --      5.97%
                    --                --            --      22.03%
                 4,389          $784,767          1.65%          --
  2005              --                --            --      14.55%
                    --                --            --      13.91%
                 4,512          $660,373          1.71%          --
  2004              --                --            --      17.40%
                    --                --            --      16.75%
                 4,746          $609,069          2.09%          --
  2003              --                --            --      34.22%
                    --                --            --      33.47%
                 5,029          $552,311          1.99%          --

EQ/AllianceBernstein International (a)
--------------------------------------
  2007              --                --            --      11.16%
                    --                --            --      10.29%
                   787          $121,942          1.50%          --
  2006              --                --            --      22.90%
                    --                --            --      5.78%
                   728          $102,893          1.65%          --
  2005              --                --            --      14.72%
                    --                --            --      13.91%
                   651          $ 75,257          1.71%          --
  2004              --                --            --      17.58%
                    --                --            --      16.76%
                   565          $ 57,320          2.09%          --
  2003              --                --            --      34.51%
                    --                --            --      33.56%
                   523          $ 45,436          1.99%          --

EQ/AllianceBernstein Large Cap Growth
-------------------------------------
  2007              --                --            --      13.41%
                    --                --            --      12.33%
                 1,870          $145,854            --           --
  2006              --                --            --      (1.04)%
                    --                --            --      (1.98)%
                 2,111          $146,204            --           --
  2005              --                --            --      14.35%
                    --                --            --      13.27%
                 2,304          $162,638            --           --
  2004              --                --            --       7.84%
                    --                --            --       6.81%
                 2,548          $158,455            --           --
  2003              --                --            --      22.58%
                    --                --            --      21.41%
                 2,878          $167,285            --           --

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                              Years Ended December 31,
                                              ------------------------
                                                        Units
                                                      Fair Value
                                                     ------------
EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 105.12
         Highest contract charge 1.45% Class A         $ 139.74
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (j)      $ 100.81
         Highest contract charge 1.45% Class A         $ 135.31
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A (c)      $ 164.70
         Highest contract charge 1.45% Class A         $ 131.90
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (c)      $ 162.53
         Highest contract charge 1.45% Class A         $ 130.89
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (c)      $ 157.69
         Highest contract charge 1.45% Class A         $ 127.69
         All contract charges                                --

EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 139.64
         Highest contract charge 1.45% Class B (j)     $ 103.82
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 134.25
         Highest contract charge 1.30% Class B (j)     $ 100.62
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 129.96
         Highest contract charge 1.20% Class B         $ 131.99
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 128.05
         Highest contract charge 1.20% Class B         $ 130.97
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 124.04
         Highest contract charge 1.20% Class B         $ 127.77
         All contract charges                                --

EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 120.87
         Highest contract charge 1.45% Class A         $ 155.92
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (j)      $ 103.84
         Highest contract charge 1.45% Class A         $ 135.25
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A (c)      $ 179.44
         Highest contract charge 1.45% Class A         $ 125.60
         All contract charges                                --
  2004   Lowest contract charge 0.90% Class A (c)      $ 161.98
         Highest contract charge 1.45% Class A         $ 114.00
         All contract charges                                --
  2003   Lowest contract charge 0.90% Class A (c)      $ 143.04
         Highest contract charge 1.45% Class A         $ 101.24
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Quality Bond
---------------------------------
  2007              --                --            --      4.28%
                    --                --            --      3.27%
                   691          $122,544          5.12%        --
  2006              --                --            --    (0.81)%
                    --                --            --      2.58%
                   694          $119,214          4.01%        --
  2005              --                --            --      1.34%
                    --                --            --      0.78%
                   753          $125,885          3.89%        --
  2004              --                --            --      3.07%
                    --                --            --      2.50%
                   795          $131,674          3.87%        --
  2003              --                --            --      2.87%
                    --                --            --      2.29%
                   889          $143,533          2.68%        --

EQ/AllianceBernstein Quality Bond
---------------------------------
  2007              --                --            --      4.01%
                    --                --            --      3.18%
                   241          $ 33,892          5.12%        --
  2006              --                --            --      3.30%
                    --                --            --      0.62%
                   246          $ 33,382          4.01%        --
  2005              --                --            --      1.49%
                    --                --            --      0.78%
                   256          $ 33,894          3.89%        --
  2004              --                --            --      3.23%
                    --                --            --      2.50%
                   261          $ 34,083          3.87%        --
  2003              --                --            --      3.02%
                    --                --            --      2.30%
                   274          $ 34,954          2.68%        --

EQ/AllianceBernstein Small Cap Growth
-------------------------------------
  2007              --                --            --     16.40%
                    --                --            --     15.28%
                 1,537          $330,250            --         --
  2006              --                --            --      3.84%
                    --                --            --      7.68%
                 1,694          $315,326            --         --
  2005              --                --            --     10.78%
                    --                --            --     10.17%
                 1,836          $316,938            --         --
  2004              --                --            --     13.24%
                    --                --            --     12.61%
                 1,990          $311,435            --         --
  2003              --                --            --     40.02%
                    --                --            --     39.23%
                 2,070          $287,364            --         --

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                            Years Ended December 31,
                                            -------------------------
                                                        Units
                                                      Fair Value
                                                     ------------
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 116.77
         Highest contract charge 1.30% Class B (j)     $ 119.40
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 100.58
         Highest contract charge 1.30% Class B (j)     $ 103.66
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $  92.73
         Highest contract charge 1.20% Class B         $ 125.63
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  83.58
         Highest contract charge 1.20% Class B         $ 114.03
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  73.69
         Highest contract charge 1.20% Class B         $ 101.26
         All contract charges                                --

EQ/AllianceBernstein Value (q)
------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (r)      $ 155.34
         Highest contract charge 1.45% Class A (r)     $ 142.29
         All contract charges                                --

EQ/AllianceBernstein Value (q)
------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 155.18
         Highest contract charge 1.30% Class B         $  98.09
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 163.40
         Highest contract charge 1.45% Class B         $ 151.12
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 135.28
         Highest contract charge 1.45% Class B         $ 126.32
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 128.95
         Highest contract charge 1.45% Class B         $ 121.57
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 114.24
         Highest contract charge 1.45% Class B         $ 108.74
         All contract charges                                --

EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.45%
  2007   Lowest contract charge 0.50% Class B (g)      $ 112.93
         Highest contract charge 1.45% Class B (g)     $ 110.53
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 114.85
         Highest contract charge 1.45% Class B (g)     $ 113.50
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)      $ 103.83
         Highest contract charge 1.45% Class B (g)     $ 103.60
         All contract charges                                --

EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (b)      $ 114.05
         Highest contract charge 1.45% Class B (b)     $ 109.49
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
  2007              --                 --           --      16.10%
                    --                 --           --      15.18%
                   353         $   59,087           --          --
  2006              --                 --           --       8.46%
                    --                 --           --       3.66%
                   392         $   57,261           --          --
  2005              --                 --           --      10.94%
                    --                 --           --      10.17%
                   411         $   55,659           --          --
  2004              --                 --           --      13.42%
                    --                 --           --      12.61%
                   408         $   50,408           --          --
  2003              --                 --           --      40.24%
                    --                 --           --      39.24%
                   398         $   43,568           --          --

EQ/AllianceBernstein Value (q)
------------------------------
  2007              --                 --           --     (5.17)%
                    --                 --           --     (5.52)%
                 9,387         $1,261,004         2.66%

EQ/AllianceBernstein Value (q)
------------------------------
  2007              --                 --           --     (5.03)%
                    --                 --           --     (5.79)%
                 1,726         $  239,219         2.66%         --
  2006              --                 --           --      20.78%
                    --                 --           --      19.63%
                 3,483         $  500,340         1.68%         --
  2005              --                 --           --       4.91%
                    --                 --           --       3.91%
                 3,103         $  371,731         1.19%         --
  2004              --                 --           --      13.44%
                    --                 --           --      11.80%
                 2,885         $  331,846         1.41%         --
  2003              --                 --           --      28.10%
                    --                 --           --      26.88%
                 2,551         $  261,872         1.40%         --

EQ/Ariel Appreciation II
------------------------
  2007              --                 --           --     (1.67)%
                    --                 --           --     (2.62)%
                    29         $    3,236         0.38%         --
  2006              --                 --           --      10.61%
                    --                 --           --       9.55%
                    28         $    3,222         1.21%         --
  2005              --                 --           --       3.83%
                    --                 --           --       3.60%
                     6         $      589         0.65%         --

EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------
  2007              --                 --           --       2.78%
                    --                 --           --       1.78%
                    81         $    8,989         1.96%         --

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                              Years Ended December 31,
                                              ------------------------
                                                        Units
                                                     Fair Value

                                                     ------------
EQ/AXA Rosenberg Value Long/Short Equity (Continued)
----------------------------------------------------
  2006   Lowest contract charge 0.50% Class B (b)      $ 110.97
         Highest contract charge 1.45% Class B (b)     $ 107.57
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (b)      $ 109.94
         Highest contract charge 1.45% Class B (b)     $ 107.59
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (b)      $ 102.77
         Highest contract charge 1.45% Class B (b)     $ 101.55
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (b)      $  99.67
         Highest contract charge 1.45% Class B (b)     $  99.43
         All contract charges                                --

EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 158.23
         Highest contract charge 1.45% Class B         $ 183.24
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 157.18
         Highest contract charge 1.45% Class B         $ 183.78
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 130.65
         Highest contract charge 1.45% Class B         $ 154.23
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 127.54
         Highest contract charge 1.45% Class B         $ 152.01
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 115.93
         Highest contract charge 1.45% Class B         $ 139.50
         All contract charges                                --

EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 145.75
         Highest contract charge 1.45% Class B         $ 183.08
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 132.94
         Highest contract charge 1.45% Class B         $ 168.61
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 106.30
         Highest contract charge 1.45% Class B         $ 136.12
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  96.39
         Highest contract charge 1.45% Class B         $ 124.61
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  79.64
         Highest contract charge 1.45% Class B         $ 103.95
         All contract charges                                --

EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 134.77
         Highest contract charge 1.45% Class B (e)     $ 130.66
         All contract charges

  2006   Lowest contract charge 0.50% Class B (e)      $ 130.62
         Highest contract charge 1.45% Class B (e)     $ 127.87
         All contract charges                                --



                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/AXA Rosenberg Value Long/Short Equity (Continued)
----------------------------------------------------
  2006              --                --            --      0.94%
                    --                --            --    (0.02)%
                    89          $  9,606          2.85%        --
  2005              --                --            --      6.97%
                    --                --            --      5.95%
                    77          $  8,297            --         --
  2004              --                --            --      3.11%
                    --                --            --      2.13%
                    16          $  1,704            --         --
  2003              --                --            --     0.33)%
                    --                --            --    (0.57)%
                     4          $    395            --         --

EQ/BlackRock Basic Value Equity
-------------------------------
  2007              --                --            --      0.67%
                    --                --            --    (0.29)%
                 1,706          $383,188          1.08%        --
  2006              --                --            --     20.31%
                    --                --            --     19.16%
                 1,738          $391,171          2.86%        --
  2005              --                --            --      2.44%
                    --                --            --      1.46%
                 1,826          $344,112          1.37%        --
  2004              --                --            --     10.02%
                    --                --            --      8.97%
                 1,866          $346,892          2.14%        --
  2003              --                --            --     30.53%
                    --                --            --     29.30%
                 1,731          $297,750          0.55%        --

EQ/BlackRock International Value
--------------------------------
  2007              --                --            --      9.64%
                    --                --            --      8.58%
                 2,074          $351,707          1.93%        --
  2006              --                --            --     25.06%
                    --                --            --     23.87%
                 1,956          $305,076          3.67%        --
  2005              --                --            --     10.28%
                    --                --            --      9.23%
                 1,646          $206,833          1.84%        --
  2004              --                --            --     21.04%
                    --                --            --     19.88%
                 1,299          $149,224          1.64%        --
  2003              --                --            --     27.40%
                    --                --            --     26.18%
                 1,180          $112,754          2.36%        --

EQ/Boston Advisors Equity Income
--------------------------------
  2007              --                --            --      3.18%
                    --                --            --      2.18%
                   445          $ 58,354          1.93%        --
  2006              --                --            --     15.39%
                    --                --            --     14.29%
                   394          $ 50,720          2.44%        --

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/Boston Advisors Equity Income (Continued)
--------------------------------------------
  2005   Lowest contract charge 0.50% Class B (e)      $ 113.20              --                --            --      5.63%
         Highest contract charge 1.45% Class B (e)     $ 111.88              --                --            --      4.62%
         All contract charges                                --             307          $ 34,416          2.12%     --
  2004   Lowest contract charge 0.50% Class B (e)      $ 107.17              --                --            --      9.05%
         Highest contract charge 1.45% Class B (e)     $ 106.95              --                --            --      8.85%
         All contract charges                                --              41          $  4,334          4.19%     --

EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $  94.90              --                --            --      11.57%
         Highest contract charge 1.45% Class B         $ 128.45              --                --            --      10.49%
         All contract charges                                --             218          $ 21,860          0.24%     --
  2006   Lowest contract charge 0.50% Class B          $  85.06              --                --            --      4.70%
         Highest contract charge 1.45% Class B         $ 116.25              --                --            --      3.71%
         All contract charges                                --             185          $ 16,787            --      --
  2005   Lowest contract charge 0.50% Class B          $  81.24              --                --            --      8.20%
         Highest contract charge 1.45% Class B         $ 112.09              --                --            --      7.17%
         All contract charges                                --             156          $ 13,658            --      --
  2004   Lowest contract charge 0.50% Class B          $  75.08              --                --            --      3.07%
         Highest contract charge 1.45% Class B         $ 104.60              --                --            --      2.09%
         All contract charges                                --             128          $ 10,635            --      --
  2003   Lowest contract charge 0.50% Class B          $  72.85              --                --            --      27.31%
         Highest contract charge 1.45% Class B         $ 102.46              --                --            --      26.09%
         All contract charges                                --              96          $  7,714            --      --

EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $  72.73              --                --            --      4.95%
         Highest contract charge 1.45% Class B         $ 104.44              --                --            --      3.94%
         All contract charges                                --             228          $ 18,074            --      --
  2006   Lowest contract charge 0.50% Class B          $  69.30              --                --            --      6.87%
         Highest contract charge 1.45% Class B         $ 100.48              --                --            --      5.85%
         All contract charges                                --             148          $ 11,178          0.20%     --
  2005   Lowest contract charge 0.50% Class B          $  64.85              --                --            --      4.58%
         Highest contract charge 1.45% Class B         $  94.93              --                --            --      3.59%
         All contract charges                                --              97          $  6,904          0.21%     --
  2004   Lowest contract charge 0.50% Class B          $  62.01              --                --            --      5.01%
         Highest contract charge 1.45% Class B         $  91.64              --                --            --      4.00%
         All contract charges                                --              69          $  4,814          0.57%     --
  2003   Lowest contract charge 0.50% Class B          $  59.05              --                --            --      23.33%
         Highest contract charge 1.45% Class B         $  88.12              --                --            --      22.16%
         All contract charges                                --              62          $  4,010          0.16%     --

EQ/Capital Guardian Research (m)
--------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 126.86              --                --            --      1.15%
         Highest contract charge 1.45% Class B         $ 130.80              --                --            --      0.18%
         All contract charges                                --           1,936          $256,826          1.21%     --
  2006   Lowest contract charge 0.50% Class B          $ 125.42              --                --            --      11.50%
         Highest contract charge 1.45% Class B         $ 130.57              --                --            --      10.43%
         All contract charges                                --           1,154          $152,378          0.55%     --
  2005   Lowest contract charge 0.50% Class B          $ 112.49              --                --            --      5.52%
         Highest contract charge 1.45% Class B         $ 118.23              --                --            --      4.52%
         All contract charges                                --           1,259          $150,283          0.54%     --
  2004   Lowest contract charge 0.50% Class B          $ 106.60              --                --            --      10.35%
         Highest contract charge 1.45% Class B         $ 113.12              --                --            --      9.30%
         All contract charges                                --           1,374          $156,747          0.62%     --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                               Years Ended December 31,
                                               ------------------------
                                                       Units
                                                     Fair Value
                                                     ------------
EQ/Capital Guardian Research (m) (Continued)
--------------------------------------------
  2003   Lowest contract charge 0.50% Class B         $  96.60
         Highest contract charge 1.45% Class B        $ 103.50
         All contract charges                               --

EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)     $ 114.90
         Highest contract charge 1.45% Class B (f)    $ 112.00
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)     $ 112.32
         Highest contract charge 1.45% Class B (f)    $ 110.55
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (f)     $ 104.56
         Highest contract charge 1.45% Class B (f)    $ 103.90
         All contract charges                               --

EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (l)     $  97.46
         Highest contract charge 1.45% Class B (l)    $  96.87
         All contract charges                               --
  2006   Lowest contract charge 1.34% Class B (h)     $ 108.48
         Highest contract charge 1.35% Class B (h)    $ 108.47
         All contract charges                               --

EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)     $ 108.06
         Highest contract charge 1.45% Class A        $ 121.98
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class A (j)     $ 103.22
         Highest contract charge 1.45% Class A        $ 117.65
         All contract charges                               --
  2005   Lowest contract charge 0.90% Class A (c)     $ 197.59
         Highest contract charge 1.45% Class A        $ 103.47
         All contract charges                               --
  2004   Lowest contract charge 0.90% Class A (c)     $ 190.50
         Highest contract charge 1.45% Class A        $ 100.31
         All contract charges                               --
  2003   Lowest contract charge 0.90% Class A (c)     $ 173.95
         Highest contract charge 1.45% Class A        $  92.10
         All contract charges                               --

EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B         $ 107.91
         Highest contract charge 1.30% Class B (j)    $ 106.74
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 103.33
         Highest contract charge 1.30% Class B (j)    $ 103.03
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $  90.23
         Highest contract charge 1.20% Class B        $ 103.49
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B         $  86.86
         Highest contract charge 1.20% Class B        $ 100.33
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Capital Guardian Research (m) (Continued)
--------------------------------------------
  2003              --                --            --      30.84%
                    --                --            --      29.58%
                 1,433          $149,248          0.43%         --

EQ/Caywood-Scholl High Yield Bond
---------------------------------
  2007              --                --            --      2.30%
                    --                --            --      1.31%
                   244          $ 27,417          7.89%        --
  2006              --                --            --      7.42%
                    --                --            --      6.40%
                   145          $ 16,051          8.15%        --
  2005              --                --            --      4.56%
                    --                --            --      3.90%
                    51          $  5,355         16.21%        --

EQ/Davis New York Venture
-------------------------
  2007              --                --            --    (2.54)%
                    --                --            --    (3.13)%
                    64          $  6,154          1.15%        --
  2006              --                --            --      8.48%
                    --                --            --      8.47%
                     3          $    331          0.96%        --

EQ/Equity 500 Index
-------------------
  2007              --                --            --      4.69%
                    --                --            --      3.68%
                 2,858          $914,617          1.54%        --
  2006              --                --            --      3.22%
                    --                --            --     13.71%
                 3,024          $934,535          1.75%        --
  2005              --                --            --      3.72%
                    --                --            --      3.15%
                 3,339          $909,007          1.53%        --
  2004              --                --            --      9.51%
                    --                --            --      8.91%
                 3,638          $957,647          1.66%        --
  2003              --                --            --     26.99%
                    --                --            --     26.29%
                 3,812          $921,012          1.53%        --

EQ/Equity 500 Index
-------------------
  2007              --                --            --      4.43%
                    --                --            --      3.60%
                   902          $106,809          1.54%        --
  2006              --                --            --     14.52%
                    --                --            --      3.03%
                   894          $102,360          1.75%        --
  2005              --                --            --      3.88%
                    --                --            --      3.15%
                   907          $ 91,189          1.53%        --
  2004              --                --            --      9.68%
                    --                --            --      8.91%
                   860          $ 83,780          1.66%        --

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                              Years Ended December 31,
                                              ------------------------
                                                       Units
                                                     Fair Value
                                                     ------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2003   Lowest contract charge 0.50% Class B         $  79.19
         Highest contract charge 1.20% Class B        $  92.12
         All contract charges                               --

EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.45%
  2007   Lowest contract charge 0.50% Class B (g)     $ 109.34
         Highest contract charge 1.45% Class B (g)    $ 107.01
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (g)     $ 100.53
         Highest contract charge 1.45% Class B (g)    $  99.34
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (g)     $  97.69
         Highest contract charge 1.45% Class B (g)    $  97.47
         All contract charges                               --

EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B         $ 100.16
         Highest contract charge 1.45% Class B        $  95.65
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $  90.42
         Highest contract charge 1.45% Class B        $  87.18
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $  85.83
         Highest contract charge 1.45% Class B        $  83.56
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B         $  82.98
         Highest contract charge 1.45% Class B        $  81.56
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B         $  77.91
         Highest contract charge 1.45% Class B        $  77.31
         All contract charges                               --

EQ/FI Mid Cap
-------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B         $ 149.37
         Highest contract charge 1.45% Class B        $ 136.02
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 138.97
         Highest contract charge 1.45% Class B        $ 127.77
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 125.23
         Highest contract charge 1.45% Class B        $ 116.25
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B         $ 118.33
         Highest contract charge 1.45% Class B        $ 110.90
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B         $ 102.49
         Highest contract charge 1.45% Class B        $  96.98
         All contract charges                               --

EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)     $ 106.18
         Highest contract charge 1.45% Class B (h)    $ 104.85
         All contract charges                               --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2003              --                --            --      27.18%
                    --                --            --      26.30%
                   740          $ 66,130          1.53%         --

EQ/Evergreen International Bond
-------------------------------
  2007              --                --            --      8.76%
                    --                --            --      7.72%
                   213          $ 22,866          3.57%        --
  2006              --                --            --      2.90%
                    --                --            --      1.92%
                    77          $  7,685          0.47%        --
  2005              --                --            --    (2.31)%
                    --                --            --    (2.53)%
                     5          $    503            --         --

EQ/Evergreen Omega
------------------
  2007              --                --            --     10.77%
                    --                --            --      9.72%
                   295          $ 28,671            --         --
  2006              --                --            --      5.34%
                    --                --            --      4.34%
                   257          $ 22,739          2.11%        --
  2005              --                --            --      3.44%
                    --                --            --      2.46%
                   288          $ 24,388          0.04%        --
  2004              --                --            --      6.51%
                    --                --            --      5.49%
                   298          $ 24,676          0.35%        --
  2003              --                --            --     37.51%
                    --                --            --     36.21%
                   168          $ 12,964            --         --

EQ/FI Mid Cap
-------------
  2007              --                --            --      7.48%
                    --                --            --      6.46%
                 2,644          $364,141            --         --
  2006              --                --            --     10.97%
                    --                --            --      9.91%
                 2,461          $318,026          3.32%        --
  2005              --                --            --      5.83%
                    --                --            --      4.83%
                 2,266          $265,901          7.70%        --
  2004              --                --            --     15.45%
                    --                --            --     14.35%
                 1,999          $223,196          2.47%        --
  2003              --                --            --     42.89%
                    --                --            --     41.52%
                 1,577          $153,931            --         --

EQ/Franklin Income
------------------
  2007              --                --            --      1.55%
                    --                --            --      0.57%
                   825          $ 86,650          4.64%        --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                            Years Ended December 31,
                                            -------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Franklin Income (Continued)
------------------------------
  2006   Lowest contract charge 0.50% Class B (h)      $ 104.56
         Highest contract charge 1.45% Class B (h)     $ 104.26
         All contract charges                                --

EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $  98.64
         Highest contract charge 1.45% Class B (h)     $  97.41
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (h)      $ 108.50
         Highest contract charge 1.45% Class B (h)     $ 108.18
         All contract charges                                --

EQ/Franklin Templeton Founding Strategy
---------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (k)      $  95.67
         Highest contract charge 1.45% Class B (k)     $  95.10
         All contract charges                                --

EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 121.36
         Highest contract charge 1.45% Class B         $ 118.30
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 117.94
         Highest contract charge 1.45% Class B         $ 116.08
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 105.64
         Highest contract charge 1.45% Class B         $ 104.97
         All contract charges                                --

EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 151.41
         Highest contract charge 1.45% Class B (e)     $ 146.80
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)      $ 139.23
         Highest contract charge 1.45% Class B (e)     $ 136.30
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)      $ 117.75
         Highest contract charge 1.45% Class B (e)     $ 116.38
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (e)      $ 113.44
         Highest contract charge 1.45% Class B (e)     $ 113.20
         All contract charges                                --

EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 167.16
         Highest contract charge 1.45% Class B (f)     $ 162.94
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)      $ 144.57
         Highest contract charge 1.45% Class B (f)     $ 142.29
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)      $ 115.64
         Highest contract charge 1.45% Class B (f)     $ 114.91
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Franklin Income (Continued)
------------------------------
  2006             --                 --            --      4.56%
                   --                 --            --      4.26%
                  122           $ 12,767          2.55%        --

EQ/Franklin Small Cap Value
---------------------------
  2007             --                 --            --    (9.09)%
                   --                 --            --    (9.96)%
                   66           $  6,402          0.57%        --
  2006             --                 --            --      8.50%
                   --                 --            --      8.18%
                   11           $  1,216          0.58%        --

EQ/Franklin Templeton Founding Strategy
---------------------------------------
  2007             --                 --            --    (4.33)%
                   --                 --            --    (4.90)%
                  292           $ 27,827          2.48%        --

EQ/GAMCO Mergers and Acquisitions
---------------------------------
  2007             --                 --            --      2.90%
                   --                 --            --      1.91%
                  108           $ 12,892          0.81%        --
  2006             --                 --            --     11.65%
                   --                 --            --     10.58%
                   65           $  7,591          6.42%        --
  2005             --                 --            --      5.64%
                   --                 --            --      4.97%
                   23           $  2,512          4.96%        --

EQ/GAMCO Small Company Value
----------------------------
  2007             --                 --            --      8.75%
                   --                 --            --      7.70%
                  866           $127,593          0.52%        --
  2006             --                 --            --     18.24%
                   --                 --            --     17.12%
                  484           $ 66,227          1.54%        --
  2005             --                 --            --      3.80%
                   --                 --            --      2.81%
                  341           $ 39,738          0.98%        --
  2004             --                 --            --     13.51%
                   --                 --            --     13.31%
                   47           $  5,219          0.43%        --

EQ/International Growth
-----------------------
  2007             --                 --            --     15.63%
                   --                 --            --     14.51%
                  227           $ 37,401          0.70%        --
  2006             --                 --            --     25.01%
                   --                 --            --     23.82%
                   88           $ 12,581          1.19%        --
  2005             --                 --            --     15.64%
                   --                 --            --     14.91%
                   19           $  2,170          1.92%        --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                           Years Ended December 31,
                                           ------------------------
                                                        Units
                                                      Fair Value
                                                     ------------
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 124.31
         Highest contract charge 1.45% Class B         $ 117.27
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 121.18
         Highest contract charge 1.45% Class B         $ 115.42
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 117.03
         Highest contract charge 1.45% Class B         $ 112.55
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 115.07
         Highest contract charge 1.45% Class B         $ 111.72
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 111.09
         Highest contract charge 1.45% Class B         $ 108.90
         All contract charges                                --

EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 132.31
         Highest contract charge 1.45% Class B         $ 121.64
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 134.61
         Highest contract charge 1.45% Class B         $ 124.95
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 112.39
         Highest contract charge 1.45% Class B         $ 105.33
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 108.69
         Highest contract charge 1.45% Class B         $ 102.84
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  98.51
         Highest contract charge 1.45% Class B         $  94.11
         All contract charges                                --

EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.50% to 1.45%
  2007   Lowest contract charge 0.50% Class B (g)      $ 106.08
         Highest contract charge 1.45% Class B (g)     $ 103.83
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 113.34
         Highest contract charge 1.45% Class B (g)     $ 112.00
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)      $ 106.62
         Highest contract charge 1.45% Class B (g)     $ 106.38
         All contract charges                                --

EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (g)      $ 108.86
         Highest contract charge 1.45% Class B (g)     $ 106.12
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 101.88
         Highest contract charge 1.45% Class B (g)     $ 100.27
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/JPMorgan Core Bond
---------------------
  2007              --                --            --      2.58%
                    --                --            --      1.60%
                 1,164          $138,131          4.62%        --
  2006              --                --            --      3.54%
                    --                --            --      2.56%
                 1,009          $117,710          4.54%        --
  2005              --                --            --      1.70%
                    --                --            --      0.74%
                   891          $101,135          3.93%        --
  2004              --                --            --      3.58%
                    --                --            --      2.59%
                   627          $ 70,510          4.57%        --
  2003              --                --            --      2.85%
                    --                --            --      1.87%
                   468          $ 51,312          3.72%        --

EQ/JPMorgan Value Opportunities
-------------------------------
  2007              --                --            --    (1.71)%
                    --                --            --    (2.65)%
                   431          $ 64,820          1.36%        --
  2006              --                --            --     19.78%
                    --                --            --     18.64%
                   445          $ 68,748          4.40%        --
  2005              --                --            --      3.40%
                    --                --            --      2.42%
                   466          $ 60,726          1.51%        --
  2004              --                --            --     10.33%
                    --                --            --      9.27%
                   497          $ 63,509          1.28%        --
  2003              --                --            --     26.18%
                    --                --            --     24.98%
                   530          $ 61,883          1.35%        --

EQ/Legg Mason Value Equity
--------------------------
  2007              --                --            --    (6.41)%
                    --                --            --    (7.29)%
                   201          $ 20,937            --         --
  2006              --                --            --      6.30%
                    --                --            --      5.29%
                   168          $ 18,866          0.05%        --
  2005              --                --            --      6.62%
                    --                --            --      6.38%
                    20          $  2,150          0.14%        --

EQ/Long Term Bond
-----------------
  2007              --                --            --      6.85%
                    --                --            --      5.83%
                   223          $ 23,944          4.43%        --
  2006              --                --            --      1.31%
                    --                --            --      0.35%
                   176          $ 17,749          4.74%        --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                             Years Ended December 31,
                                             ------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Long Term Bond (Continued)
-----------------------------
  2005   Lowest contract charge 0.50% Class B (g)      $ 100.56
         Highest contract charge 1.45% Class B (g)     $  99.92
         All contract charges                                --

EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (g)      $ 127.98
         Highest contract charge 1.45% Class B (g)     $ 124.75
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 124.31
         Highest contract charge 1.45% Class B (g)     $ 122.34
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)      $ 106.59
         Highest contract charge 1.45% Class B (g)     $ 105.91
         All contract charges                                --

EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.45%*

  2007   Lowest contract charge 0.50% Class B (g)      $ 131.15
         Highest contract charge 1.45% Class B (g)     $ 127.84
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 119.10
         Highest contract charge 1.45% Class B (g)     $ 117.21
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)      $ 106.21
         Highest contract charge 1.45% Class B (g)     $ 105.54
         All contract charges                                --

EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (g)      $ 125.51
         Highest contract charge 1.45% Class B (g)     $ 122.34
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 125.42
         Highest contract charge 1.45% Class B (g)     $ 123.44
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)      $ 112.11
         Highest contract charge 1.45% Class B (g)     $ 111.40
         All contract charges                                --

EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 182.16
         Highest contract charge 1.45% Class B         $ 171.57
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 160.53
         Highest contract charge 1.45% Class B         $ 152.66
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 147.58
         Highest contract charge 1.45% Class B         $ 141.69
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 133.98
         Highest contract charge 1.45% Class B         $ 129.87
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 121.84
         Highest contract charge 1.45% Class B         $ 119.25
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Long Term Bond (Continued)
-----------------------------
  2005              --                --            --      0.56%
                    --                --            --    (0.08)%
                   105          $ 10,485          5.11%        --

EQ/Lord Abbett Growth and Income
--------------------------------
  2007              --                --            --      2.95%
                    --                --            --      1.97%
                   130          $ 16,386          1.18%        --
  2006              --                --            --     16.63%
                    --                --            --     15.51%
                    95          $ 11,695          1.50%        --
  2005              --                --            --      6.59%
                    --                --            --      5.91%
                    16          $  1,731          1.68%        --

EQ/Lord Abbett Large Cap Core
-----------------------------
  2007              --                --            --     10.12%
                    --                --            --      9.07%
                    54          $  7,108          0.82%        --
  2006              --                --            --     12.13%
                    --                --            --     11.06%
                    35          $  4,131          1.24%        --
  2005              --                --            --      6.21%
                    --                --            --      8.09%
                    18          $  1,877          0.93%        --

EQ/Lord Abbett Mid Cap Value
----------------------------
  2007              --                --            --      0.07%
                    --                --            --    (0.89)%
                   231          $ 28,442          0.59%        --
  2006              --                --            --     11.87%
                    --                --            --     10.80%
                   140          $ 17,357          1.16%        --
  2005              --                --            --     12.11%
                    --                --            --     11.40%
                    94          $ 10,450          1.72%        --

EQ/Marsico Focus
----------------
  2007              --                --            --     13.47%
                    --                --            --     12.39%
                 2,374          $411,149          0.18%        --
  2006              --                --            --      8.78%
                    --                --            --      7.74%
                 2,089          $321,846          0.74%        --
  2005              --                --            --     10.15%
                    --                --            --      9.10%
                 1,655          $236,310            --         --
  2004              --                --            --      9.96%
                    --                --            --      8.91%
                 1,280          $167,297            --         --
  2003              --                --            --     30.48%
                    --                --            --     29.24%
                 1,027          $122,876            --         --

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                          Years Ended December 31,
                                          ------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Money Market
---------------
         Unit Value 0.50% to 1.49%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 105.25
         Highest contract charge 1.49% Class A         $  36.61
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (j)      $ 100.76
         Highest contract charge 1.49% Class A         $  35.33
         All contract charges                                --
  2005   Lowest contract charge 0.74% Class A          $  43.38
         Highest contract charge 1.49% Class A         $  34.19
         All contract charges                                --
  2004   Lowest contract charge 0.74% Class A          $  42.43
         Highest contract charge 1.49% Class A         $  33.69
         All contract charges                                --
  2003   Lowest contract charge 0.74% Class A          $  42.25
         Highest contract charge 1.49% Class A         $  33.81
         All contract charges                                --

EQ/Money Market
---------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 116.77
         Highest contract charge 1.30% Class B (j)     $ 103.97
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 112.08
         Highest contract charge 1.30% Class B (j)     $ 100.60
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 107.81
         Highest contract charge 1.20% Class B         $ 113.12
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 105.58
         Highest contract charge 1.20% Class B         $ 111.56
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 105.29
         Highest contract charge 1.20% Class B         $ 112.05
         All contract charges                                --

EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 141.99
         Highest contract charge 1.45% Class B (e)     $ 137.67
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)      $ 118.12
         Highest contract charge 1.45% Class B (e)     $ 115.63
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)      $ 109.97
         Highest contract charge 1.45% Class B (e)     $ 108.69
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (e)      $ 104.85
         Highest contract charge 1.45% Class B (e)     $ 104.63
         All contract charges                                --

EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 108.61
         Highest contract charge 1.45% Class B (h)     $ 107.25
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Money Market
---------------
  2007              --                --            --      4.46%
                    --                --            --      3.62%
                 3,066          $147,228          4.79%        --
  2006              --                --            --      0.76%
                    --                --            --      3.35%
                 2,357          $111,741          4.59%        --
  2005              --                --            --      2.25%
                    --                --            --      1.48%
                 1,710          $ 61,840          2.80%        --
  2004              --                --            --      0.41%
                    --                --            --    (0.36)%
                 1,808          $ 79,290          0.97%        --
  2003              --                --            --      0.20%
                    --                --            --    (0.56)%
                 2,080          $105,282          0.71%        --

EQ/Money Market
---------------
  2007              --                --            --      4.18%
                    --                --            --      3.35%
                   368          $ 44,041          4.79%        --
  2006              --                --            --      3.96%
                    --                --            --      0.60%
                   293          $ 33,856          4.59%        --
  2005              --                --            --      2.11%
                    --                --            --      1.40%
                   229          $ 47,898          2.80%        --
  2004              --                --            --      0.27%
                    --                --            --    (0.43)%
                   253          $ 36,399          0.97%        --
  2003              --                --            --      0.07%
                    --                --            --    (0.64)%
                   316          $ 34,814          0.71%        --

EQ/Montag & Caldwell Growth
---------------------------
  2007              --                --            --     20.21%
                    --                --            --     19.06%
                   106          $ 14,637          0.46%        --
  2006              --                --            --      7.41%
                    --                --            --      6.39%
                    32          $  3,686          0.21%        --
  2005              --                --            --      4.88%
                    --                --            --      3.88%
                    26          $  2,846          0.44%        --
  2004              --                --            --      7.93%
                    --                --            --      7.74%
                     2          $    224          0.27%        --

EQ/Mutual Shares
----------------
  2007              --                --            --      1.15%
                    --                --            --      0.17%
                   337          $ 36,145            --         --

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                Years Ended December 31,
                                                ------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Mutual Shares (Continued)
----------------------------
  2006   Lowest contract charge 0.50% Class B (h)      $ 107.38
         Highest contract charge 1.45% Class B (h)     $ 107.07
         All contract charges                                --

EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 116.99
         Highest contract charge 1.45% Class B (h)     $ 115.53
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (h)      $ 111.23
         Highest contract charge 1.45% Class B (h)     $ 110.91
         All contract charges                                --

EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (l)      $  95.69
         Highest contract charge 1.45% Class B (l)     $  95.12
         All contract charges                                --

EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 108.77
         Highest contract charge 1.45% Class B (h)     $ 107.40
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (h)      $ 111.28
         Highest contract charge 1.45% Class B (h)     $ 110.95
         All contract charges                                --

EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 110.69
         Highest contract charge 1.45% Class B (f)     $ 107.90
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)      $  99.80
         Highest contract charge 1.45% Class B (f)     $  98.22
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)      $  99.91
         Highest contract charge 1.45% Class B (f)     $  99.28
         All contract charges                                --

EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 108.78
         Highest contract charge 1.45% Class B (f)     $ 106.04
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)      $ 103.81
         Highest contract charge 1.45% Class B (f)     $ 102.17
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)      $ 100.36
         Highest contract charge 1.45% Class B (f)     $  99.72
         All contract charges                                --

EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 165.93
         Highest contract charge 1.45% Class B         $ 156.54
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 169.88
         Highest contract charge 1.45% Class B         $ 161.81
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Mutual Shares (Continued)
----------------------------
  2006              --                --            --      7.38%
                    --                --            --      7.07%
                    44          $  4,705          0.43%        --
EQ/Oppenheimer Global
---------------------
  2007              --                --            --      5.18%
                    --                --            --      4.17%
                   114          $ 13,151          0.37%        --
  2006              --                --            --     11.23%
                    --                --            --     10.91%
                    21          $  2,340          0.05%        --

EQ/Oppenheimer Main Street Opportunity
--------------------------------------
  2007              --                --            --    (4.31)%
                    --                --            --    (4.88)%
                    16          $  1,547          0.75%        --

EQ/Oppenheimer Main Street Small Cap
------------------------------------
  2007              --                --            --    (2.26)%
                    --                --            --    (3.20)%
                    74          $  7,887            --         --
  2006              --                --            --     11.28%
                    --                --            --     10.95%
                    13          $  1,493          1.28%        --

EQ/PIMCO Real Return
--------------------
  2007              --                --            --     10.91%
                    --                --            --      9.86%
                   448          $ 48,682          3.10%        --
  2006              --                --            --    (0.11)%
                    --                --            --    (1.06)%
                   303          $ 29,905          4.95%        --
  2005              --                --            --    (0.09)%
                    --                --            --    (0.72)%
                   149          $ 14,808          5.53%        --

EQ/Short Duration Bond
----------------------
  2007              --                --            --      4.79%
                    --                --            --      3.79%
                   111          $ 11,897          4.93%        --
  2006              --                --            --      3.44%
                    --                --            --      2.46%
                    72          $  7,341          4.64%     0.36%
  2005              --                --            --     (0.28)%
                    --                --            --         --
                    22          $  2,204          2.87%        --

EQ/Small Company Index
----------------------
  2007              --                --            --    (2.33)%
                    --                --            --    (3.26)%
                 1,028          $162,622          1.40%        --
  2006              --                --            --     17.12%
                    --                --            --     16.01%
                   903          $147,411          1.37%        --

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                              Years Ended  December 31,
                                              --------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Small Company Index (Continued)
----------------------------------
  2005   Lowest contract charge 0.50% Class B          $ 145.04
         Highest contract charge 1.45% Class B         $ 139.49
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 139.82
         Highest contract charge 1.45% Class B         $ 135.75
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 119.41
         Highest contract charge 1.45% Class B         $ 117.06
         All contract charges                                --

EQ/T. Rowe Price Growth Stock (n)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 117.48
         Highest contract charge 1.45% Class B (e)     $ 113.91
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)      $ 110.11
         Highest contract charge 1.45% Class B (e)     $ 107.80
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)      $ 115.29
         Highest contract charge 1.45% Class B (e)     $ 113.95
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (e)      $ 111.43
         Highest contract charge 1.45% Class B (e)     $ 111.19
         All contract charges                                --

EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (g)      $ 109.56
         Highest contract charge 1.45% Class B (g)     $ 108.19
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (g)      $ 107.86
         Highest contract charge 1.45% Class B (g)     $ 107.54
         All contract charges                                --

EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 135.71
         Highest contract charge 1.45% Class B (e)     $ 131.58
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)      $ 134.82
         Highest contract charge 1.45% Class B (e)     $ 131.98
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)      $ 118.70
         Highest contract charge 1.45% Class B (e)     $ 117.32
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (e)      $ 109.44
         Highest contract charge 1.45% Class B (e)     $ 109.21
         All contract charges                                --

EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 117.33
         Highest contract charge 1.45% Class B (f)     $ 114.37
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)      $ 120.95
         Highest contract charge 1.45% Class B (f)     $ 119.04
         All contract charges                                --




                             Years Ended December 31,
         ----------------------------------------------------------------
                 Units         Net Assets     Investment        Total
          Outstanding (000s)     (000s)     Income Ratio**    Return***
         -------------------- ------------ ---------------- -------------
EQ/Small Company Index (Continued)
----------------------------------
  2005             --                 --            --      3.73%
                   --                 --            --      2.75%
                  723           $101,473          1.21%        --
  2004             --                 --            --     17.08%
                   --                 --            --     15.97%
                  597           $ 81,729          2.73%        --
  2003             --                 --            --     45.13%
                   --                 --            --     43.76%
                  344           $ 40,364          0.42%        --

EQ/T. Rowe Price Growth Stock (n)
---------------------------------
  2007             --                 --            --      6.69%
                   --                 --            --      5.67%
                  750           $ 86,072          0.14%        --
  2006             --                 --            --    (4.49)%
                   --                 --            --    (5.40)%
                   80           $  8,636            --         --
  2005             --                 --            --      3.47%
                   --                 --            --      2.48%
                   70           $  7,961            --         --
  2004             --                 --            --     12.32%
                   --                 --            --     12.12%
                    9           $    969            --         --

EQ/Templeton Growth
-------------------
  2007             --                 --            --      1.58%
                   --                 --            --      0.60%
                  276           $ 29,896          0.67%        --
  2006             --                 --            --      7.86%
                   --                 --            --      7.54%
                   45           $  4,856          0.45%        --

EQ/UBS Growth and Income
------------------------
  2007             --                 --            --      0.66%
                   --                 --            --    (0.30)%
                  204           $ 27,120          0.92%        --
  2006             --                 --            --     13.58%
                   --                 --            --     12.50%
                  148           $ 19,665          0.98%        --
  2005             --                 --            --      8.46%
                   --                 --            --      7.43%
                   67           $  7,918          1.35%        --
  2004             --                 --            --     11.67%
                   --                 --            --     11.48%
                    1           $    220          2.62%        --

EQ/Van Kampen Comstock
----------------------
  2007             --                 --            --    (2.99)%
                   --                 --            --    (3.92)%
                  199           $ 22,805          1.69%        --
  2006             --                 --            --     15.33%
                   --                 --            --     14.23%
                  152           $ 18,187          3.08%        --

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                            Years Ended December 31,
                                            ------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
EQ/Van Kampen Comstock (Continued)
----------------------------------
  2005   Lowest contract charge 0.50% Class B (f)      $ 104.88
         Highest contract charge 1.45% Class B (f)     $ 104.21
         All contract charges                                --

EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 2.75%*
  2007   Lowest contract charge 0.50% Class B          $ 343.25
         Highest contract charge 1.45% Class B         $ 372.58
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 242.92
         Highest contract charge 1.45% Class B         $ 266.22
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 178.13
         Highest contract charge 1.45% Class B         $ 197.09
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 134.82
         Highest contract charge 1.45% Class B         $ 150.61
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 109.56
         Highest contract charge 1.45% Class B         $ 123.57
         All contract charges                                --

EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 164.77
         Highest contract charge 1.45% Class B (f)     $ 160.61
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)      $ 135.28
         Highest contract charge 1.45% Class B (f)     $ 133.14
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)      $ 124.44
         Highest contract charge 1.45% Class B (f)     $ 123.65
         All contract charges                                --

EQ/Van Kampen Real Estate (p)
-----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (r)      $  83.23
         Highest contract charge 1.45% Class B (r)     $  82.82
         All contract charges                                --

MarketPLUS International Core
-----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 145.80
         Highest contract charge 1.45% Class B         $ 188.80
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 127.17
         Highest contract charge 1.45% Class B         $ 166.28
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 107.18
         Highest contract charge 1.45% Class B         $ 141.49
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  91.97
         Highest contract charge 1.45% Class B         $ 122.57
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $  81.36
         Highest contract charge 1.45% Class B         $ 109.47
         All contract charges                                --




                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units         Net Assets     Investment         Total
          Outstanding (000s)     (000s)     Income Ratio**     Return***
         -------------------- ------------ ---------------- --------------
EQ/Van Kampen Comstock (Continued)
----------------------------------
  2005              --                --            --      4.88%
                    --                --            --      4.21%
                    64          $  6,674          2.03%        --

EQ/Van Kampen Emerging Markets Equity
-------------------------------------
  2007              --                --            --      41.30%
                    --                --            --      39.95%
                 2,232          $634,802            --          --
  2006              --                --            --      36.37%
                    --                --            --      35.07%
                 2,029          $410,513          0.43%         --
  2005              --                --            --      32.12%
                    --                --            --      30.86%
                 1,693          $250,448          0.59%         --
  2004              --                --            --      23.06%
                    --                --            --      21.88%
                 1,293          $146,341          0.68%         --
  2003              --                --            --      55.14%
                    --                --            --      53.67%
                 1,107          $101,661          0.84%         --

EQ/Van Kampen Mid Cap Growth
----------------------------
  2007              --                --            --      21.80%
                    --                --            --      20.63%
                   286          $ 45,962          0.34%         --
  2006              --                --            --       8.71%
                    --                --            --       7.68%
                   116          $ 15,516          0.47%         --
  2005              --                --            --      24.44%
                    --                --            --      23.65%
                    39          $  4,864            --          --

EQ/Van Kampen Real Estate (p)
-----------------------------
  2007              --                --            --    (16.77)%
                    --                --            --    (17.18)%
                 1,582          $131,033          0.76%         --

MarketPLUS International Core
-----------------------------
  2007              --                --            --      14.65%
                    --                --            --      13.54%
                   748          $117,043          0.41%         --
  2006              --                --            --      18.65%
                    --                --            --      17.52%
                   714          $ 98,514          1.40%         --
  2005              --                --            --      16.54%
                    --                --            --      15.43%
                   588          $ 69,010          1.61%         --
  2004              --                --            --      13.04%
                    --                --            --      11.97%
                   436          $ 44,312          1.74%         --
  2003              --                --            --      31.97%
                    --                --            --      30.70%
                   230          $ 20,780          1.64%         --

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                -----------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
MarketPLUS Large Cap Core
-------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $ 106.78              --                --            --      3.37%
         Highest contract charge 1.45% Class B     $ 104.71              --                --            --      2.37%
         All contract charges                            --             146          $ 15,557          1.23%        --
  2006   Lowest contract charge 0.50% Class B      $ 103.30              --                --            --     12.38%
         Highest contract charge 1.45% Class B     $ 102.29              --                --            --     11.31%
         All contract charges                            --             158          $ 16,368          0.83%        --
  2005   Lowest contract charge 0.50% Class B      $  91.93              --                --            --      6.65%
         Highest contract charge 1.45% Class B     $  91.89              --                --            --      5.64%
         All contract charges                            --             181          $ 16,799          0.49%        --
  2004   Lowest contract charge 0.50% Class B      $  86.19              --                --            --     10.84%
         Highest contract charge 1.45% Class B     $  86.99              --                --            --      9.78%
         All contract charges                            --             196          $ 17,208          0.55%        --
  2003   Lowest contract charge 0.50% Class B      $  77.76              --                --            --     21.44%
         Highest contract charge 1.45% Class B     $  79.23              --                --            --     20.27%
         All contract charges                            --             217          $ 17,350          0.70%        --

MarketPLUS Large Cap Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $  69.45              --                --            --     15.04%
         Highest contract charge 1.45% Class B     $ 109.53              --                --            --     13.94%
         All contract charges                            --           1,998          $323,002          0.34%        --
  2006   Lowest contract charge 0.50% Class B      $  60.37              --                --            --      7.24%
         Highest contract charge 1.45% Class B     $  96.13              --                --            --      6.22%
         All contract charges                            --           2,215          $314,252            --         --
  2005   Lowest contract charge 0.50% Class B      $  56.29              --                --            --      8.48%
         Highest contract charge 1.45% Class B     $  90.50              --                --            --      7.45%
         All contract charges                            --           2,567          $342,058            --         --
  2004   Lowest contract charge 0.50% Class B      $  51.89              --                --            --     12.06%
         Highest contract charge 1.45% Class B     $  84.23              --                --            --     10.99%
         All contract charges                            --           2,943          $364,786            --         --
  2003   Lowest contract charge 0.50% Class B      $  46.31              --                --            --     28.66%
         Highest contract charge 1.45% Class B     $  75.89              --                --            --     27.44%
         All contract charges                            --           3,251          $364,052            --         --

MarketPLUS Mid Cap Value
------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $ 179.75              --                --            --    (2.09)%
         Highest contract charge 1.45% Class B     $ 133.36              --                --            --    (3.03)%
         All contract charges                            --           2,763          $458,308          1.01%        --
  2006   Lowest contract charge 0.50% Class B      $ 183.59              --                --            --     11.92%
         Highest contract charge 1.45% Class B     $ 137.53              --                --            --     10.86%
         All contract charges                            --           2,889          $493,560          0.31%        --
  2005   Lowest contract charge 0.50% Class B      $ 164.04              --                --            --     10.77%
         Highest contract charge 1.45% Class B     $ 124.06              --                --            --      9.71%
         All contract charges                            --           2,900          $446,196          4.74%        --
  2004   Lowest contract charge 0.50% Class B      $ 148.09              --                --            --     17.26%
         Highest contract charge 1.45% Class B     $ 113.08              --                --            --     16.14%
         All contract charges                            --           2,707          $379,449          2.57%        --
  2003   Lowest contract charge 0.50% Class B      $ 126.30              --                --            --     32.60%
         Highest contract charge 1.45% Class B     $  97.37              --                --            --     31.33%
         All contract charges                            --           2,510          $303,154          0.40%        --

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 116.93              --                 --           --      11.11%
         Highest contract charge 1.45% Class A         $  86.41              --                 --           --      10.03%
         All contract charges                                --           8,900         $  867,396         0.10%         --
  2006   Lowest contract charge 0.50% Class A (j)      $ 105.24              --                 --           --       5.24%
         Highest contract charge 1.45% Class A         $  78.53              --                 --           --       3.85%
         All contract charges                                --          10,463         $  923,899         0.17%         --
  2005   Lowest contract charge 0.90% Class A (c)      $ 103.39              --                 --           --       7.50%
         Highest contract charge 1.45% Class A         $  75.62              --                 --           --       6.90%
         All contract charges                                --          12,174         $1,031,638           --          --
  2004   Lowest contract charge 0.90% Class A (c)      $  96.18              --                 --           --      11.37%
         Highest contract charge 1.45% Class A         $  70.74              --                 --           --      10.75%
         All contract charges                                --          13,893         $1,098,403           --          --
  2003   Lowest contract charge 0.90% Class A (c)      $  86.37              --                 --           --      36.83%
         Highest contract charge 1.45% Class A         $  63.87              --                 --           --      35.87%
         All contract charges                                --          15,363         $1,094,790           --          --

Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $  88.52              --                 --           --      10.83%
         Highest contract charge 1.30% Class B (j)     $ 115.50              --                 --           --       9.95%
         All contract charges                                --             159         $   13,842         0.10%         --
  2006   Lowest contract charge 0.50% Class B          $  79.87              --                 --           --       4.59%
         Highest contract charge 1.30% Class B (j)     $ 105.05              --                 --           --       5.05%
         All contract charges                                --             190         $   14,885         0.17%         --
  2005   Lowest contract charge 0.50% Class B          $  76.37              --                 --           --       7.67%
         Highest contract charge 1.20% Class B         $  75.63              --                 --           --       6.91%
         All contract charges                                --             203         $   15,262           --          --
  2004   Lowest contract charge 0.50% Class B          $  70.93              --                 --           --      11.54%
         Highest contract charge 1.20% Class B         $  70.75              --                 --           --      10.75%
         All contract charges                                --             205         $   14,345           --          --
  2003   Lowest contract charge 0.50% Class B          $  63.60              --                 --           --      36.83%
         Highest contract charge 1.20% Class B         $  63.88              --                 --           --      35.88%
         All contract charges                                --             187         $   11,762           --          --

Multimanager Core Bond
----------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                             $ 106.02              --                 --         4.09%      6.02%

Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 126.94              --                 --           --       5.73%
         Highest contract charge 1.45% Class B         $ 119.83              --                 --           --       4.71%
         All contract charges                                --             594         $   72,099         4.09%         --
  2006   Lowest contract charge 0.50% Class B          $ 120.06              --                 --           --       3.25%
         Highest contract charge 1.45% Class B         $ 114.44              --                 --           --       2.27%
         All contract charges                                --             591         $   68,372         4.11%         --
  2005   Lowest contract charge 0.50% Class B          $ 116.28              --                 --           --       1.24%
         Highest contract charge 1.45% Class B         $ 111.90              --                 --           --       0.28%
         All contract charges                                --             605         $   68,268         3.47%         --
  2004   Lowest contract charge 0.50% Class B          $ 114.85              --                 --           --       3.37%
         Highest contract charge 1.45% Class B         $ 111.59              --                 --           --       2.38%
         All contract charges                                --             575         $   64,676         3.24%         --
  2003   Lowest contract charge 0.50% Class B          $ 111.11              --                 --           --       3.22%
         Highest contract charge 1.45% Class B         $ 109.00              --                 --           --       2.24%
         All contract charges                                --             504         $   55,167         3.30%         --

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
Multimanager Health Care
------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                             $ 101.64             --           $     31            --      1.64%

Multimanager Health Care
------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 136.76             --                 --            --      8.42%
         Highest contract charge 1.45% Class B         $ 129.11             --                 --            --      7.38%
         All contract charges                                --            396           $ 51,597            --         --
  2006   Lowest contract charge 0.50% Class B          $ 126.14             --                 --            --      4.61%
         Highest contract charge 1.45% Class B         $ 120.24             --                 --            --      3.61%
         All contract charges                                --            387           $ 47,061          1.05%        --
  2005   Lowest contract charge 0.50% Class B          $ 120.59             --                 --            --      6.43%
         Highest contract charge 1.45% Class B         $ 116.05             --                 --            --      5.41%
         All contract charges                                --            361           $ 42,208          2.61%        --
  2004   Lowest contract charge 0.50% Class B          $ 113.31             --                 --            --     11.57%
         Highest contract charge 1.45% Class B         $ 110.09             --                 --            --     10.50%
         All contract charges                                --            318           $ 35,180          3.73%        --
  2003   Lowest contract charge 0.50% Class B          $ 101.56             --                 --            --     27.49%
         Highest contract charge 1.45% Class B         $  99.63             --                 --            --     26.13%
         All contract charges                                --            234           $ 23,369          1.20%        --

Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class A (j)      $ 105.59             --                 --            --      2.88%
         Highest contract charge 1.45% Class A         $ 106.88             --                 --            --      1.90%
         All contract charges                                --            749           $136,313          7.58%        --
  2006   Lowest contract charge 0.50% Class A (j)      $ 102.63             --                 --            --      2.63%
         Highest contract charge 1.45% Class A         $ 104.89             --                 --            --      8.61%
         All contract charges                                --            767           $137,007          7.11%        --
  2005   Lowest contract charge 0.90% Class A (c)      $ 144.66             --                 --            --      2.39%
         Highest contract charge 1.45% Class A         $  96.58             --                 --            --      1.82%
         All contract charges                                --            799           $131,305          7.88%        --
  2004   Lowest contract charge 0.90% Class A (c)      $ 141.28             --                 --            --      7.96%
         Highest contract charge 1.45% Class A         $  94.85             --                 --            --      7.36%
         All contract charges                                --            827           $133,524          6.69%        --
  2003   Lowest contract charge 0.90% Class A (c)      $ 130.87             --                 --            --     21.77%
         Highest contract charge 1.45% Class A         $  88.34             --                 --            --     21.09%
         All contract charges                                --            837           $125,598          5.83%        --

Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.30%*
  2007   Lowest contract charge 0.50% Class B          $ 138.16             --                 --            --      2.62%
         Highest contract charge 1.30% Class B (j)     $ 104.30             --                 --            --      1.81%
         All contract charges                                --            384           $ 44,436          7.58%        --
  2006   Lowest contract charge 0.50% Class B          $ 134.63             --                 --            --      9.38%
         Highest contract charge 1.30% Class B (j)     $ 102.45             --                 --            --      2.45%
         All contract charges                                --            379           $ 42,859          7.11%        --
  2005   Lowest contract charge 0.50% Class B          $ 123.08             --                 --            --      2.54%
         Highest contract charge 1.20% Class B         $  96.58             --                 --            --      1.83%
         All contract charges                                --            379           $ 39,438          7.88%        --
  2004   Lowest contract charge 0.50% Class B          $ 120.03             --                 --            --      8.13%
         Highest contract charge 1.20% Class B         $  94.85             --                 --            --      7.37%
         All contract charges                                --            319           $ 32,690          6.69%        --
  2003   Lowest contract charge 0.50% Class B          $ 111.01             --                 --            --     21.94%
         Highest contract charge 1.20% Class B         $  88.34             --                 --            --     21.08%
         All contract charges                                --            243           $ 23,248          5.83%        --

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                           Years Ended December 31,

                                                 -----------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager International Equity
---------------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                         $ 100.71             --           $      7          0.72%     0.71%

Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $ 197.82             --                 --            --      11.87%
         Highest contract charge 1.45% Class B     $ 186.75             --                 --            --      10.79%
         All contract charges                            --            644           $121,692          0.72%         --
  2006   Lowest contract charge 0.50% Class B      $ 176.83             --                 --            --      24.69%
         Highest contract charge 1.45% Class B     $ 168.56             --                 --            --      23.50%
         All contract charges                            --            615           $104,906          2.18%         --
  2005   Lowest contract charge 0.50% Class B      $ 141.82             --                 --            --      14.87%
         Highest contract charge 1.45% Class B     $ 136.48             --                 --            --      13.77%
         All contract charges                            --            472           $ 65,031          4.04%         --
  2004   Lowest contract charge 0.50% Class B      $ 123.46             --                 --            --      17.32%
         Highest contract charge 1.45% Class B     $ 119.96             --                 --            --      16.20%
         All contract charges                            --            402           $ 48,558          2.20%         --
  2003   Lowest contract charge 0.50% Class B      $ 105.24             --                 --            --      33.65%
         Highest contract charge 1.45% Class B     $ 103.24             --                 --            --      32.39%
         All contract charges                            --            225           $ 23,340          0.68%         --

Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                         $  95.23             --                 --          0.43%    (4.77)%

Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $ 134.47             --                 --            --       4.48%
         Highest contract charge 1.45% Class B     $ 126.94             --                 --            --       3.47%
         All contract charges                            --            173           $ 22,281          0.43%         --
  2006   Lowest contract charge 0.50% Class B      $ 128.70             --                 --            --      13.01%
         Highest contract charge 1.45% Class B     $ 122.68             --                 --            --      11.94%
         All contract charges                            --            162           $ 20,110          0.60%         --
  2005   Lowest contract charge 0.50% Class B      $ 113.89             --                 --            --       6.20%
         Highest contract charge 1.45% Class B     $ 109.60             --                 --            --       5.18%
         All contract charges                            --            175           $ 19,342          0.80%         --
  2004   Lowest contract charge 0.50% Class B      $ 107.24             --                 --            --       9.13%
         Highest contract charge 1.45% Class B     $ 104.20             --                 --            --       8.08%
         All contract charges                            --            178           $ 18,705          2.30%         --
  2003   Lowest contract charge 0.50% Class B      $  98.27             --                 --            --      27.49%
         Highest contract charge 1.45% Class B     $  96.40             --                 --            --      26.28%
         All contract charges                            --            168           $ 16,352          0.16%         --

Multimanager Large Cap Growth
-----------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                         $ 102.03             --                 --            --       2.03%

Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B      $ 111.34             --                 --            --      10.69%
         Highest contract charge 1.45% Class B     $ 105.11             --                 --            --       9.63%
         All contract charges                            --            386           $ 41,221            --          --
  2006   Lowest contract charge 0.50% Class B      $ 100.59             --                 --            --     (0.39)%
         Highest contract charge 1.45% Class B     $  95.88             --                 --            --     (1.34)%
         All contract charges                            --            383           $ 37,071            --          --
  2005   Lowest contract charge 0.50% Class B      $ 100.98             --                 --            --       6.95%
         Highest contract charge 1.45% Class B     $  97.18             --                 --            --       5.94%
         All contract charges                            --            388           $ 38,002            --          --

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager Large Cap Growth (Continued)
-----------------------------------------
  2004   Lowest contract charge 0.50% Class B     $  94.42              --                 --            --      6.13%
         Highest contract charge 1.45% Class B    $  91.74              --                 --            --      5.12%
         All contract charges                           --             379            $35,019            --         --
  2003   Lowest contract charge 0.50% Class B     $  88.96              --                 --            --     29.97%
         Highest contract charge 1.45% Class B    $  87.27              --                 --            --     28.74%
         All contract charges                           --             320            $28,129            --         --

Multimanager Large Cap Value
----------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                        $  94.15               1            $    55          1.12%   (5.85)%

Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B     $ 154.53              --                 --            --      3.12%
         Highest contract charge 1.45% Class B    $ 145.88              --                 --            --      2.13%
         All contract charges                           --             501             73,897          1.12%        --
  2006   Lowest contract charge 0.50% Class B     $ 149.85              --                 --            --     18.73%
         Highest contract charge 1.45% Class B    $ 142.84              --                 --            --     17.60%
         All contract charges                           --             457            $65,936          2.93%        --
  2005   Lowest contract charge 0.50% Class B     $ 126.22              --                 --            --      6.56%
         Highest contract charge 1.45% Class B    $ 121.47              --                 --            --      5.55%
         All contract charges                           --             371            $45,368          3.03%        --
  2004   Lowest contract charge 0.50% Class B     $ 118.45              --                 --            --     13.85%
         Highest contract charge 1.45% Class B    $ 115.08              --                 --            --     12.77%
         All contract charges                           --             295            $34,179          5.97%        --
  2003   Lowest contract charge 0.50% Class B     $ 104.03              --                 --            --     30.43%
         Highest contract charge 1.45% Class B    $ 102.05              --                 --            --     29.18%
         All contract charges                           --             235            $24,068          2.33%        --

Multimanager Mid Cap Growth
---------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                        $  98.14              --                 --            --    (1.86)%

Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B     $ 127.03              --                 --            --      11.34%
         Highest contract charge 1.45% Class B    $ 119.92              --                 --            --      10.27%
         All contract charges                           --             730            $88,998            --          --
  2006   Lowest contract charge 0.50% Class B     $ 114.09              --                 --            --       9.07%
         Highest contract charge 1.45% Class B    $ 108.75              --                 --            --       8.03%
         All contract charges                           --             753            $82,924          0.51%         --
  2005   Lowest contract charge 0.50% Class B     $ 104.60              --                 --            --       7.85%
         Highest contract charge 1.45% Class B    $ 100.66              --                 --            --       6.81%
         All contract charges                           --             768            $78,075          1.61%         --
  2004   Lowest contract charge 0.50% Class B     $  96.99              --                 --            --      11.17%
         Highest contract charge 1.45% Class B    $  94.24              --                 --            --      10.11%
         All contract charges                           --             753            $71,596          1.57%         --
  2003   Lowest contract charge 0.50% Class B     $  87.24              --                 --            --      39.52%
         Highest contract charge 1.45% Class B    $  85.59              --                 --            --      38.20%
         All contract charges                           --             592            $50,875          1.63%         --

Multimanager Mid Cap Value
--------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                        $  88.13              --                 --            --    (11.87)%

Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B     $ 144.72              --                 --            --    ( 0.41)%
         Highest contract charge 1.45% Class B    $ 136.63              --                 --            --    ( 1.36)%
         All contract charges                           --             514            $71,135            --          --

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                              Years Ended December 31,
                                              ------------------------
                                                        Units
                                                     Fair Value
                                                     ------------
Multimanager Mid Cap Value (Continued)
--------------------------------------
  2006   Lowest contract charge 0.50% Class B          $ 145.32
         Highest contract charge 1.45% Class B         $ 138.52
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 127.30
         Highest contract charge 1.45% Class B         $ 122.51
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 119.18
         Highest contract charge 1.45% Class B         $ 115.80
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 103.99
         Highest contract charge 1.45% Class B         $ 102.01
         All contract charges                                --

Multimanager Small Cap Growth (o)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (e)      $ 138.89
         Highest contract charge 1.45% Class B (e)     $ 134.67
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)      $ 134.64
         Highest contract charge 1.45% Class B (e)     $ 131.81
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)      $ 122.78
         Highest contract charge 1.45% Class B (e)     $ 121.35
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (e)      $ 114.80
         Highest contract charge 1.45% Class B (e)     $ 114.56
         All contract charges                                --

Multimanager Small Cap Value
----------------------------
         Unit Value 1.25%*
  2007   1.25% Class A (s)                             $  84.78

Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 187.01
         Highest contract charge 1.45% Class B         $ 143.86
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 208.48
         Highest contract charge 1.45% Class B         $ 161.93
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 180.45
         Highest contract charge 1.45% Class B         $ 141.51
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 173.24
         Highest contract charge 1.45% Class B         $ 137.16
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B          $ 148.68
         Highest contract charge 1.45% Class B         $ 118.84
         All contract charges                                --

Multimanager Technology (d)
---------------------------
         Unit Value 1.25%*
  2007   1.25% Class A                                 $ 103.56

Multimanager Technology (d)
---------------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B          $ 130.12
         Highest contract charge 1.45% Class B         $ 122.84
         All contract charges                                --




                             Years Ended December 31,
         -----------------------------------------------------------------
                 Units         Net Assets     Investment         Total
          Outstanding (000s)     (000s)     Income Ratio**     Return***
         -------------------- ------------ ---------------- --------------
Multimanager Mid Cap Value (Continued)
--------------------------------------
  2006              --                --            --      14.16%
                    --                --            --      13.07%
                   539          $ 75,665          1.69%         --
  2005              --                --            --       6.81%
                    --                --            --       5.79%
                   544          $ 67,218          6.80%         --
  2004              --                --            --      14.61%
                    --                --            --      13.52%
                   588          $ 68,546          3.78%         --
  2003              --                --            --      39.90%
                    --                --            --      38.56%
                   456          $ 46,680          0.35%         --

Multimanager Small Cap Growth (o)
---------------------------------
  2007              --                --            --       3.16%
                    --                --            --       2.17%
                   439          $ 59,581            --          --
  2006              --                --            --       9.66%
                    --                --            --       8.61%
                   297          $ 39,279          1.47%         --
  2005              --                --            --       6.95%
                    --                --            --       5.93%
                   121          $ 14,674          3.15%         --
  2004              --                --            --      14.09%
                    --                --            --      13.88%
                     4          $    471            --          --

Multimanager Small Cap Value
----------------------------
  2007              --                --          0.31%   (15.22)%

Multimanager Small Cap Value
----------------------------
  2007              --                --            --    (10.30)%
                    --                --            --    (11.16)%
                   957          $174,548          0.31%         --
  2006              --                --            --      15.53%
                    --                --            --      14.43%
                 1,040          $213,071          5.68%         --
  2005              --                --            --       4.16%
                    --                --            --       3.17%
                   973          $173,753          4.61%         --
  2004              --                --            --      16.52%
                    --                --            --      15.41%
                   834          $144,080          6.46%         --
  2003              --                --            --      36.69%
                    --                --            --      35.39%
                   563          $ 84,203          1.12%         --

Multimanager Technology (d)
---------------------------
  2007               1          $     82            --       3.56%

Multimanager Technology (d)
---------------------------
  2007              --                --            --      17.63%
                    --                --            --      16.50%
                 1,044          $129,627            --          --

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2007

7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
Multimanager Technology (d) (Continued)
---------------------------------------
  2006   Lowest contract charge 0.50% Class B          $ 110.62              --                --            --      6.76%
         Highest contract charge 1.45% Class B         $ 105.44              --                --            --      5.74%
         All contract charges                                --           1,063          $113,046            --         --
  2005   Lowest contract charge 0.50% Class B          $ 103.61              --                --            --     10.71%
         Highest contract charge 1.45% Class B         $  99.71              --                --            --      9.66%
         All contract charges                                --           1,135          $113,949            --         --
  2004   Lowest contract charge 0.50% Class B          $  93.59              --                --            --      4.46%
         Highest contract charge 1.45% Class B         $  90.93              --                --            --      3.47%
         All contract charges                                --           1,266          $115,943          1.03%        --
  2003   Lowest contract charge 0.50% Class B          $  89.59              --                --            --     56.84%
         Highest contract charge 1.45% Class B         $  87.89              --                --            --     55.36%
         All contract charges                                --             268          $ 23,642          4.48%        --

Target 2015 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 115.88              --                --            --      6.70%
         Highest contract charge 1.45% Class B (h)     $ 114.43              --                --            --      5.68%
         All contract charges                                --              67          $  7,845          5.13%        --
  2006   Lowest contract charge 0.50% Class B (h)      $ 108.60              --                --            --      8.60%
         Highest contract charge 1.45% Class B (h)     $ 108.28              --                --            --      8.28%
         All contract charges                                --              11          $  1,222         10.42%        --

Target 2025 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 117.04              --                --            --      6.83%
         Highest contract charge 1.45% Class B (h)     $ 115.57              --                --            --      5.80%
         All contract charges                                --              80          $  9,227          4.20%        --
  2006   Lowest contract charge 0.50% Class B (h)      $ 109.56              --                --            --      9.56%
         Highest contract charge 1.45% Class B (h)     $ 109.23              --                --            --      9.23%
         All contract charges                                --               9          $  1,035          8.37%        --

Target 2035 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 118.01              --                --            --      6.84%
         Highest contract charge 1.45% Class B (h)     $ 116.54              --                --            --      5.83%
         All contract charges                                --              40          $  4,736          4.13%        --
  2006   Lowest contract charge 0.50% Class B (h)      $ 110.45              --                --            --     10.45%
         Highest contract charge 1.45% Class B (h)     $ 110.12              --                --            --     10.12%
         All contract charges                                --               5          $    531          6.64%        --

Target 2045 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2007   Lowest contract charge 0.50% Class B (h)      $ 119.32              --                --            --      7.26%
         Highest contract charge 1.45% Class B (h)     $ 117.82              --                --            --      6.23%
         All contract charges                                --              29          $  3,403          3.33%        --
  2006   Lowest contract charge 0.50% Class B (h)      $ 111.24              --                --            --     11.24%
         Highest contract charge 1.45% Class B (h)     $ 110.91              --                --            --     10.91%
         All contract charges                                --               3          $    380          7.39%        --

----------

(a) A substitution of EQ/AllianceBernstein International Index for EQ/International Equity occurred on May 2, 2003.

(b) Units were made available on October 20, 2003.

(c) Units were made available on June 20, 2003.

(d) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.

(e) Units were made available for sale on October 25, 2004.

(f) Units were made available on May 9, 2005.

(g) Units were made available on October 17, 2005.

(h) Units were made available for sale on September 18, 2006.


                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Concluded)

December 31, 2007

7. Accumulation Unit Values (Continued)

(i) A substitution of EQ/AXA Rosenberg Long /Short Equity for Laudus Rosenberg VIT Long/Short Equity occurred on November 17, 2006.

(j) Units were made available on November 6, 2006.

(k) Units were made available for sale on May 29, 2007.

(l) Units were made available for sale on May 18, 2007.

(m) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.

(n) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.

(o) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.

(p) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.

(q) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.

(r) Units were made available for sale on August 17, 2007.

(s) Units were made available for sale on July 15, 2007.

* Expenses as percentage of average net assets (0.50%, 0.70%, 0.74%, 0.90%, 0.95%, 1.20%, 1.30%, 1.34%, 1.35%, 1.40% and 1.45% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                    FSA-101

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of the Company, for the year ended December 31, 2005, whose statements reflect total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for uncertainty in income taxes on January 1, 2007, share-based compensation on January 1, 2006 and for defined benefit pension and other postretirement plans on December 31, 2006.



PricewaterhouseCoopers LLP
New York, New York
March 12, 2008

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




The General Partner and Unitholders
AllianceBernstein L.P.:


We have audited the accompanying consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP
New York, New York
February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The General Partner and Unitholders
AllianceBernstein Holding L.P.:


We have audited the accompanying statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein Holding for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.




/s/ KPMG LLP
New York, New York
February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                                                                                  2007            2006
                                                                              ------------    ------------
                                                                                     (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value ...........   $   27,159.5    $   29,031.1
   Mortgage loans on real estate ..........................................        3,730.6         3,240.7
   Equity real estate, held for the production of income ..................          381.7           396.9
   Policy loans ...........................................................        3,938.8         3,898.1
   Other equity investments ...............................................        1,820.3         1,562.1
   Trading securities .....................................................          573.3           465.1
   Other invested assets ..................................................        1,000.9           891.6
                                                                              ------------    ------------
     Total investments ....................................................       38,605.1        39,485.6
Cash and cash equivalents .................................................        1,173.2         1,122.2
Cash and securities segregated, at estimated fair value ...................        2,370.0         2,009.8
Broker-dealer related receivables .........................................        1,623.5         3,481.0
Deferred policy acquisition costs .........................................        9,019.3         8,316.5
Goodwill and other intangible assets, net .................................        3,724.6         3,738.6
Amounts due from reinsurers ...............................................        2,890.6         2,689.3
Loans to affiliates .......................................................          638.3           400.0
Other assets ..............................................................        3,341.8         3,241.5
Separate Accounts' assets .................................................       96,539.6        84,801.6
                                                                              ------------    ------------

TOTAL ASSETS ..............................................................   $  159,926.0    $  149,286.1
                                                                              ============    ============

LIABILITIES
Policyholders' account balances ...........................................   $   25,168.2    $   26,439.0
Future policy benefits and other policyholders liabilities ................       14,304.7        14,085.4
Broker-dealer related payables ............................................          595.1           950.3
Customers related payables ................................................        2,722.2         3,980.7
Amounts due to reinsurers .................................................        1,119.5         1,070.8
Short-term and long-term debt .............................................          982.0           783.0
Loans from affiliates .....................................................          325.0           325.0
Income taxes payable ......................................................        3,398.9         2,971.8
Other liabilities .........................................................        1,963.2         1,818.2
Separate Accounts' liabilities ............................................       96,539.6        84,801.6
Minority interest in equity of consolidated subsidiaries ..................        2,478.9         2,289.9
Minority interest subject to redemption rights ............................          142.7           288.0
                                                                              ------------    ------------
     Total liabilities ....................................................      149,740.0       139,803.7
                                                                              ------------    ------------

Commitments and contingent liabilities (Notes 2, 5, 9, 18 and 19)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding .................................................            2.5             2.5
Capital in excess of par value ............................................        5,265.4         5,139.6
Retained earnings .........................................................        5,186.0         4,507.6
Accumulated other comprehensive loss ......................................         (267.9)         (167.3)
                                                                              ------------    ------------
     Total shareholder's equity ...........................................       10,186.0         9,482.4
                                                                              ------------    ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ................................   $  159,926.0    $  149,286.1
                                                                              ============    ============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income ..................................................   $     2,741.7    $     2,252.7    $     1,889.3
Premiums .............................................................           804.9            817.8            881.7
Net investment income ................................................         2,695.0          2,389.2          2,481.8
Investment (losses) gains, net .......................................            (7.2)            46.9             55.4
Commissions, fees and other income ...................................         5,174.0          4,373.0          3,626.2
                                                                         --------------   --------------   --------------
      Total revenues .................................................        11,408.4          9,879.6          8,934.4
                                                                         --------------   --------------   --------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ..............................................         1,998.5          1,960.5          1,859.8
Interest credited to policyholders' account balances .................         1,065.2          1,082.5          1,065.5
Compensation and benefits ............................................         2,453.2          2,090.4          1,802.9
Commissions ..........................................................         1,744.2          1,394.4          1,128.7
Distribution plan payments ...........................................           335.1            292.9            292.0
Amortization of deferred sales commissions ...........................            95.5            100.4            132.0
Interest expense .....................................................            72.0             70.4             76.3
Amortization of deferred policy acquisition costs ....................         1,099.2            689.3            601.3
Capitalization of deferred policy acquisition costs ..................        (1,719.3)        (1,363.4)        (1,199.4)
Rent expense .........................................................           224.3            204.1            165.2
Amortization of other intangible assets ..............................            23.2             23.6             23.5
Other operating costs and expenses ...................................         1,334.5          1,262.6            952.4
                                                                         --------------   --------------   --------------
      Total benefits and other deductions ............................         8,725.6          7,807.7          6,900.2
                                                                         --------------   --------------   --------------

Earnings from continuing operations before
  income taxes and minority interest .................................         2,682.8          2,071.9          2,034.2
Income taxes .........................................................          (759.8)          (424.5)          (515.8)
Minority interest in net income of consolidated subsidiaries.. .......          (686.3)          (599.9)          (466.9)
                                                                         --------------   --------------   --------------

Earnings from continuing operations ..................................         1,236.7          1,047.5          1,051.5
(Losses) earnings from discontinued operations,
   net of income taxes ...............................................            (5.9)            31.2             22.3
Gains (losses) on disposal of discontinued operations,
   net of income taxes ...............................................             2.8             (1.9)              --
                                                                         --------------   --------------   --------------
Net Earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)
SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year ................   $         2.5    $         2.5    $         2.5
                                                                         --------------   --------------   --------------

Capital in excess of par value, beginning of year ....................         5,139.6          4,976.3          4,890.9
Changes in capital in excess of par value ............................           125.8            163.3             85.4
                                                                         --------------   --------------   --------------
Capital in excess of par value, end of year ..........................         5,265.4          5,139.6          4,976.3
                                                                         --------------   --------------   --------------

Retained earnings, beginning of year .................................         4,507.6          4,030.8          3,457.0
Cumulative effect adjustment to adopt FIN 48 .........................            44.8               --               --
                                                                         --------------   --------------   --------------
Retained earnings, beginning of year as adjusted .....................         4,552.4          4,030.8          3,457.0
Net earnings .........................................................         1,233.6          1,076.8          1,073.8
Dividends on common stock ............................................          (600.0)          (600.0)          (500.0)
                                                                         --------------   --------------   --------------
Retained earnings, end of year .......................................         5,186.0          4,507.6          4,030.8
                                                                         --------------   --------------   --------------

Accumulated other comprehensive (loss) income,
   beginning of year .................................................          (167.3)           432.3            874.1
Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
Adjustment to initially apply SFAS No.158, net of income taxes .......              --           (449.5)              --
                                                                         --------------   --------------   --------------
Accumulated other comprehensive (loss) income, end of year ...........          (267.9)          (167.3)           432.3
                                                                         --------------   --------------   --------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR ..............................   $    10,186.0    $     9,482.4    $     9,441.9
                                                                         ==============   ==============   ==============


                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

COMPREHENSIVE INCOME
Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         --------------   --------------   --------------

Change in unrealized losses, net of
   reclassification adjustment .......................................          (178.6)          (150.1)          (441.8)
Defined benefit plans:
   Net gain arising during year ......................................            38.8               --               --
   Prior service cost arising during year ............................             1.7               --               --
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost ........            41.2               --               --
     Amortization of net prior service credit
       included in net periodic cost .................................            (3.6)              --               --
     Amortization of net transition asset ............................             (.1)              --               --
                                                                         --------------   --------------   --------------
     Other comprehensive income - defined benefit plans ..............            78.0               --               --
                                                                         --------------   --------------   --------------

Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
                                                                         --------------   --------------   --------------

Comprehensive Income .................................................   $     1,133.0    $       926.7    $       632.0
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2005 AND 2005


                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances ...............         1,065.2          1,082.5          1,065.5
  Universal life and investment-type product
     policy fee income ...............................................        (2,741.7)        (2,252.7)        (1,889.3)
  Net change in broker-dealer and customer related
     receivables/payables ............................................            98.5            117.2           (347.4)
  Investment losses (gains), net .....................................             7.2            (46.9)           (55.4)
  Change in deferred policy acquisition costs ........................          (620.1)          (674.1)          (598.1)
  Change in future policy benefits ...................................            95.4             52.7             64.4
  Change in income taxes payable .....................................           532.9            425.9            340.5
  Change in accounts payable and accrued expenses ....................           102.6             85.5             23.7
  Change in segregated cash and securities, net ......................          (360.3)          (245.0)          (240.0)
  Minority interest in net income of consolidated subsidiaries .......           686.3            599.9            466.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts ...................................            (6.9)            14.8            (42.6)
  Amortization of deferred sales commissions .........................            95.5            100.4            132.0
  Other depreciation and amortization ................................           133.8            144.9            149.6
  Amortization of other intangible assets, net .......................            23.2             23.6             23.6
  (Gains) losses on disposal of discontinued operations ..............            (2.8)             1.9               --
  Other, net .........................................................            (5.0)           363.5           (134.6)
                                                                         --------------   --------------   --------------

Net cash provided by operating activities ............................           337.4            870.9             32.6
                                                                         --------------   --------------   --------------

Cash flows from investing activities:
  Maturities and repayments ..........................................         2,143.1          2,962.2          2,926.2
  Sales of investments ...............................................         2,356.5          1,536.9          2,432.9
  Purchases of investments ...........................................        (3,525.3)        (4,262.3)        (5,869.1)
  Change in short-term investments ...................................           107.0             65.6             13.8
  Decrease in loans to affiliates ....................................           400.0               --               --
  Increase in loans to affiliates ....................................          (650.0)              --               --
  Change in capitalized software, leasehold improvements
     and EDP equipment ...............................................          (205.0)          (146.1)          (101.2)
  Other, net .........................................................          (189.5)          (390.4)          (116.3)
                                                                         --------------   --------------   --------------

Net cash provided by (used in) investing activities ..................           436.8           (234.1)          (713.7)
                                                                         --------------   --------------   --------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                   (CONTINUED)

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits .........................................................   $     4,102.1    $     3,865.2    $     3,816.8
    Withdrawals from and transfers to Separate Accounts ..............        (3,831.7)        (3,569.1)        (2,779.1)
  Net change in short-term financings ................................           199.0            327.7               --
  Repayments of long-term debt .......................................              --           (400.0)          (400.0)
  Proceeds in loans from affiliates ..................................              --               --            325.0
  Shareholder dividends paid .........................................          (600.0)          (600.0)          (500.0)
  Other, net .........................................................          (592.6)          (206.5)          (417.3)
                                                                         --------------   --------------   --------------

Net cash (used in) provided by financing activities ..................          (723.2)          (582.7)            45.4
                                                                         --------------   --------------   --------------

Change in cash and cash equivalents ..................................            51.0             54.1           (635.7)
Cash and cash equivalents, beginning of year .........................         1,122.2          1,068.1          1,703.8
                                                                         --------------   --------------   --------------

Cash and Cash Equivalents, End of Year ...............................   $     1,173.2    $     1,122.2    $     1,068.1
                                                                         ==============   ==============   ==============

Supplemental cash flow information:
  Interest Paid ......................................................   $        52.6    $        59.9    $        74.5
                                                                         ==============   ==============   ==============
  Income Taxes Paid (Refunded) .......................................   $       178.1    $       (40.8)   $       146.5
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), formerly The Equitable of Colorado.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership, and its subsidiaries ("AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, group trusts, mutual funds and other investment vehicles, (b) retail, servicing individual investors, primarily by means of retail mutual funds, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs that are sponsored by various financial intermediaries worldwide, and other investment vehicles, (c) private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) institutional research by means of in-depth independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formally known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial (the "AB Put"). On February 23, 2007, AXA Financial purchased a tranche of
        8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2007, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2007 and 2006, the Company's consolidated economic interest in AllianceBernstein was 45.5% and 45.6%, respectively. At December 31, 2007 and 2006, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 63.2% and 60.3%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. These 8.16 million private AllianceBernstein Units outstanding at December 31, 2007 may be sold to AXA Financial pursuant to the AB Put at the prevailing market price through October 2, 2009.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2007 and 2006, respectively, the Insurance Group's General Account held $5.7 million and $5.8 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2007 and 2006, respectively, as reported in the consolidated balance sheet, these investments included $4.7 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2007 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts and limited partnerships.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $180.3 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments in and prospective investment management fees earned in these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2007," "2006" and "2005" refer to the years ended December 31, 2007, 2006 and 2005, respectively.

        Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        Effective January 1, 2007, and as more fully described in Note 15 to the Consolidated Financial Statements, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require the inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented Statement of Financial Accounting Standards ("SFAS") No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million, due to the reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities. See Note 12 of Notes to Consolidated Financial Statements for further information.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans prior to January 1, 2006. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest were $63.1 million and $46.9 million lower and consolidated net earnings were $36.7 million and $29.9 million lower for 2007 and 2006, respectively, than if these plans had continued to be accounted for under APB No. 25.

        Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        Effective with its adoption of SFAS No. 123(R), the Company elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FASB Staff Position ("FSP") No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under GAAP, either in the financial statements or in the pro forma disclosures. In the event that a shortfall of tax benefits occurs during a reporting period (i.e. tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

        New Accounting Pronouncements
        -----------------------------

        On December 4, 2007, the FASB issued SFAS No. 141(R), "Business Combinations (revised 2007)". While retaining SFAS No. 141, "Business Combinations," requirement to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
          o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,

        o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
        o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.
        SFAS No. 141(R) is to be applied prospectively to acquisitions that occur in fiscal years beginning on or after December 15, 2008; early adoption is prohibited.

        Also on December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
        o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
        o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
        o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.
        SFAS No. 160 is also effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest.

        In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities Including an amendment of FASB Statement No. 115". This statement permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This statement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        In June 2007, the AICPA issued SOP 07-1 "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the Board time to consider a number of significant issues relating to the implementation of SOP 07-1.

        On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The effect of adopting SFAS No. 157 due to the expected remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset on January 1, 2008 is expected to result in a one-time net increase in the range of $50-100 million in 2008 net earnings.

       On February 12, 2008, the FASB issued FSP SFAS No. 157-2 that defers the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities (including goodwill and other intangible assets) except for those items that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). This deferral will delay until 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Trading securities, which include equity securities and fixed maturities, are carried at estimated fair value.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees under which the Company or certain subsidiaries of the Company are named as beneficiaries under the policies. COLI is carried at the cash surrender value of the policies. At December 31, 2007 and 2006, the carrying value of COLI was $770.7 million and $701.6 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, futures and interest rate swaps. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB") and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 of Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends would be adjusted prospectively subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into exchange traded equity futures contracts to minimize such risk.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies.

        All derivatives outstanding at December 31, 2007 and 2006 are recognized on the balance sheet at their fair values and all outstanding equity-based and treasury futures contracts were exchange-traded and are net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2007 and 2006.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2007, current projections of future average gross market returns assume a 1.8% return for 2008, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 6 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2007, the average rate of assumed investment yields, excluding policy loans, was 6.5% grading to 6.25% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a GMDB feature, guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum withdrawal benefits for life ("WBL"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2007, participating policies, including those in the Closed Block, represent approximately 3.8% ($28.43 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2007, 2006 and 2005, investment results of such Separate Accounts were gains of $10,028.6 million, $5,689.1 million and $3,409.5 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which the deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year and five-year periods ended December 31, 2007. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:
        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2007 were not significant.


3)     INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                 GROSS           GROSS
                                                AMORTIZED      UNREALIZED      UNREALIZED       ESTIMATED
                                                  COST           GAINS           LOSSES        FAIR VALUE
                                              -------------   -------------   -------------   -------------
                                                                       (IN MILLIONS)

        DECEMBER 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    22,340.2   $       623.7   $       539.6   $    22,424.3
            Mortgage-backed ...............         1,215.4             3.9            15.9         1,203.4
            U.S. Treasury, government
              and agency securities .......         1,320.6            63.2             1.1         1,382.7
            States and political
              subdivisions ................           169.8            16.7              .6           185.9
            Foreign governments ...........           237.0            41.9              --           278.9
            Redeemable preferred stock ....         1,730.7            51.3            97.7         1,684.3
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    27,013.7   $       800.7   $       654.9   $    27,159.5
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        25.1   $          .8   $          .1   $        25.8
          Trading securities ..............           482.2             8.7            23.8           467.1
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       507.3   $         9.5   $        23.9   $       492.9
                                              =============   =============   =============   =============

        December 31, 2006
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    23,023.3   $       690.4   $       264.5   $    23,449.2
            Mortgage-backed ...............         1,931.1             2.7            38.3         1,895.5
            U.S. Treasury, government
              and agency securities .......         1,284.3            29.9            10.4         1,303.8
            States and political
              subdivisions ................           170.2            17.3              .9           186.6
            Foreign governments ...........           219.2            38.1              .3           257.0
            Redeemable preferred stock ....         1,879.8            78.8            19.6         1,939.0
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    28,507.9   $       857.2   $       334.0   $    29,031.1
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        95.7   $         2.2   $          .9   $        97.0
          Trading securities ..............           408.0            35.4             9.9           433.5
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       503.7   $        37.6   $        10.8   $       530.5
                                              =============   =============   =============   =============

        At December 31, 2007 and 2006 respectively, the Company had trading fixed maturities with an amortized cost of $105.3 million and $30.5 million and carrying value of $106.2 million and $31.6 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $0.5 million for 2007 and 2006, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2007 is shown below:

                                                                                          AVAILABLE FOR SALE
                                                                                      ---------------------------
                                                                                       AMORTIZED      ESTIMATED
                                                                                          COST        FAIR VALUE
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Due in one year or less ...................................................   $      783.5   $      789.8
        Due in years two through five .............................................        7,393.4        7,668.3
        Due in years six through ten ..............................................        8,928.7        8,855.0
        Due after ten years .......................................................        6,962.0        6,958.7
                                                                                      ------------   ------------
            Subtotal ..............................................................       24,067.6       24,271.8
        Mortgage-backed securities ................................................        1,215.4        1,203.4
                                                                                      ------------   ------------
        Total .....................................................................   $   25,283.0   $   25,475.2
                                                                                      ============   ============

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,369 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2007:

                                    LESS THAN 12 MONTHS            12 MONTHS OR LONGER                   TOTAL
                              -----------------------------   -----------------------------   -----------------------------
                                                  GROSS                          GROSS                           GROSS
                                ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED
                                FAIR VALUE       LOSSES        FAIR VALUE        LOSSES        FAIR VALUE        LOSSES
                              -------------   -------------   -------------   -------------   -------------   -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate ............   $     4,424.5   $       286.4   $     4,786.7   $       253.2   $     9,211.2   $       539.6
     Mortgage-backed ......            29.1              .1           967.9            15.8           997.0            15.9
     U.S. Treasury,
       government and
       agency securities ..           105.6              .3           127.2              .8           232.8             1.1
     States and political
       subdivisions .......              --              --            22.6              .6            22.6              .6
     Foreign governments ..             2.0              --             5.0              --             7.0              --
     Redeemable
       preferred stock ....           510.2            47.7           528.8            50.0         1,039.0            97.7
                              -------------   -------------   -------------   -------------   -------------   -------------

   Total Temporarily
     Impaired Securities ..   $     5,071.4   $       334.5   $     6,438.2   $       320.4   $    11,509.6   $       654.9
                              =============   =============   =============   =============   =============   =============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2007, approximately $580.8 million or 2.2% of the $27,013.7 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2007, the Insurance Group owned $73.6 million in RMBS backed by subprime residential mortgage loans, approximately 95% rated AAA, and $50.0 million in RMBS backed by Alt-A residential mortgage loans, approximately 96% rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2007, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $0.1 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $65.0 million at December 31, 2006; there were no restructured mortgages at December 31, 2007. Gross interest income on such loans included in net investment income aggregated $3.9 million, $4.1 million and $5.0 million in 2007, 2006 and 2005, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $3.3 million, $4.8 million and $6.0 million in 2007, 2006 and 2005, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                               DECEMBER 31,
                                                                                      -----------------------------
                                                                                         2007             2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances ..............   $       11.4    $       76.8
        Impaired mortgage loans without investment valuation allowances ...........             --              .1
                                                                                      -------------   -------------
        Recorded investment in impaired mortgage loans ............................           11.4            76.9
        Investment valuation allowances ...........................................           (1.4)          (11.3)
                                                                                      -------------   -------------
        Net Impaired Mortgage Loans ...............................................   $       10.0    $       65.6
                                                                                      =============   =============


        During 2007, 2006 and 2005, respectively, the Company's average recorded investment in impaired mortgage loans was $49.1 million, $78.8 million and $91.2 million. Interest income recognized on these impaired mortgage loans totaled $4.5 million, $4.5 million and $8.9 million for 2007, 2006 and 2005, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2007 and 2006, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $10.0 million and $65.5 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2007 and 2006, the Company owned $113.0 million and $204.8 million, respectively, of real estate acquired in satisfaction of debt. During 2007, 2006 and 2005, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $179.7 million and $168.5 million at December 31, 2007 and 2006, respectively. Depreciation expense on real estate totaled $14.3 million, $18.3 million and $19.1 million for 2007, 2006 and 2005, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate
        --------------------------------------------------------------

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                                      2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Balances, beginning of year ..........................................   $        21.0    $        11.8    $        11.3
        Additions charged to income ..........................................            20.9             10.1              3.6
        Deductions for writedowns and
          asset dispositions .................................................           (40.5)             (.9)            (3.1)
                                                                                 --------------   --------------   --------------
        Balances, End of Year ................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate ......................................   $         1.4    $        11.3    $        11.8
          Equity real estate .................................................              --              9.7               --
                                                                                 --------------   --------------   --------------
        Total ................................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Equity Method Investments
        -------------------------

        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,607.9 million and $1,272.2 million, respectively, at December 31, 2007 and 2006. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $59.7 million and $70.9 million, respectively, at December 31, 2007 and 2006. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $237.1 million, $169.6 million and $157.2 million, respectively, for 2007, 2006 and 2005.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 and 6 individual ventures at December 31, 2007 and 2006, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                               DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost ...........................   $      391.3   $      421.7
        Investments in securities, generally at estimated fair value ..............           99.3           94.6
        Cash and cash equivalents .................................................            2.4            9.7
        Other assets ..............................................................             --           22.3
                                                                                      ------------   ------------
        Total Assets ..............................................................   $      493.0   $      548.3
                                                                                      ============   ============

        Borrowed funds - third party ..............................................   $      273.1   $      278.1
        Other liabilities .........................................................            4.8            6.8
                                                                                      ------------   ------------
        Total liabilities .........................................................          277.9          284.9
                                                                                      ------------   ------------

        Partners' capital .........................................................          215.1          263.4
                                                                                      ------------   ------------
        Total Liabilities and Partners' Capital ...................................   $      493.0   $      548.3
                                                                                      ============   ============

        The Company's Carrying Value in These Entities Included Above .............   $       79.5   $       78.7
                                                                                      ============   ============


                                                                                      2007            2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures ...............................   $        77.5    $        88.5    $        98.2
        Net revenues of other limited partnership interests ..................            15.3             (1.3)             6.3
        Interest expense - third party .......................................           (18.2)           (18.5)           (18.2)
        Other expenses .......................................................           (43.8)           (53.7)           (62.2)
                                                                                 --------------   --------------   --------------
        Net Earnings .........................................................   $        30.8    $        15.0    $        24.1
                                                                                 ==============   ==============   ==============

        The Company's Equity in Net Earnings of These
          Entities Included Above ............................................   $        24.6    $        14.4    $        11.6
                                                                                 ==============   ==============   ==============


        Derivatives
        -----------

        At December 31, 2007, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $189.9 million. At December 31, 2007, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $12.3 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $53.0 million. All contracts are net cash settled daily.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2007 and 2006 were:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)
        Notional Amount by Derivative Type:
           Options:
               Floors .............................................................   $     27,000   $     32,000
               Exchange traded U.S. Treasuries, and equity index futures ..........          6,241          3,536
               Interest rate swaps ................................................            125             --
                                                                                      ------------   ------------
           Total ..................................................................   $     33,366   $     35,536
                                                                                      ============   ============


        At December 31, 2007 and 2006 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definitions of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.


4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to the AllianceBernstein totaled $3.4 billion at December 31, 2007 and 2006.

        The gross carrying amount of AllianceBernstein related intangible assets were $556.2 million and $563.7 million at December 31, 2007 and 2006, respectively and the accumulated amortization of these intangible assets were $243.7 million and $232.1 million at December 31, 2007 and 2006, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.5 million, $23.6 million and $23.5 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, net deferred sales commissions totaled $183.6 million and $194.9 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2007 net balance for each of the next five years is $35.6 million, $29.9 million, $24.9 million, $20.2 million and $16.7 million.


5)      FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                               DECEMBER 31,
                                                      -------------------------------------------------------------
                                                                 2007                            2006
                                                      -----------------------------   -----------------------------
                                                        CARRYING        ESTIMATED       Carrying       Estimated
                                                         VALUE         FAIR VALUE        Value         Fair Value
                                                      -------------   -------------   -------------   -------------
                                                                               (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate .........       $     3,730.6   $     3,766.9   $     3,240.7   $     3,285.7
        Other limited partnership interests....             1,607.9         1,607.9         1,260.1         1,260.1
        Policyholders liabilities:
          Investment contracts ................             3,817.8         3,878.9         4,708.7         4,772.6
        Long-term debt ........................               199.8           224.6           199.8           229.7

        Closed Block:
        -------------
        Mortgage loans on real estate .........       $     1,099.3   $     1,111.4   $       809.4   $       827.8
        Other equity investments ..............                 3.6             3.6             2.2             2.2
        SCNILC liability ......................                 9.2             9.2            10.4            10.3

        Wind-up Annuities:
        ------------------
        Mortgage loans on real estate .........       $         2.2   $         2.3   $         2.9   $         3.0
        Other equity investments ..............                 1.6             1.6             2.3             2.3
        Guaranteed interest contracts .........                 5.5             5.8             5.8             6.0

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other .........   $    8,657.3   $    8,759.5
        Policyholder dividend obligation ..........................................             --            3.2
        Other liabilities .........................................................          115.2           29.1
                                                                                      ------------   ------------
        Total Closed Block liabilities ............................................        8,772.5        8,791.8
                                                                                      ------------   ------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,816.6 and $5,967.6) ..............................        5,825.6        6,019.4
        Mortgage loans on real estate .............................................        1,099.3          809.4
        Policy loans ..............................................................        1,197.5        1,233.1
        Cash and other invested assets ............................................            4.7            6.8
        Other assets ..............................................................          240.1          286.2
                                                                                      ------------   ------------
        Total assets designated to the Closed Block ...............................        8,367.2        8,354.9
                                                                                      ------------   ------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block .......................................................          405.3          436.9

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred income tax expense of $3.2 and $17.0 and policyholder dividend
             obligation of $0 and $3.2 ............................................            5.9           31.6
                                                                                      ------------   ------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities .................................................   $      411.2   $      468.5
                                                                                      ============   ============

        Closed Block revenues and expenses as follow:

                                                                                     2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        REVENUES:
        Premiums and other income ............................................   $       409.6    $       428.1    $       449.3
        Investment income (net of investment
           expenses of $.2, $.1, and $0) .....................................           501.8            520.2            525.9
        Investment gains, net ................................................             7.9              1.7              1.2
                                                                                 --------------   --------------   --------------
        Total revenues .......................................................           919.3            950.0            976.4
                                                                                 --------------   --------------   --------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends ................................           828.2            852.2            842.5
        Other operating costs and expenses ...................................             2.7              3.0              3.4
                                                                                 --------------   --------------   --------------
        Total benefits and other deductions ..................................           830.9            855.2            845.9
                                                                                 --------------   --------------   --------------

        Net revenues before income taxes .....................................            88.4             94.8            130.5
        Income tax expense ...................................................           (31.0)           (31.1)           (45.6)
                                                                                 --------------   --------------   --------------
        Net Revenues .........................................................   $        57.4    $        63.7    $        84.9
                                                                                 ==============   ==============   ==============

        Reconciliation of the policyholder dividend obligation follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007             2006
                                                                                      -------------   -------------
                                                                                              (IN MILLIONS)

        Balance at beginning of year ..............................................   $        3.2    $       73.7
        Increase in unrealized investment losses ..................................           (3.2)          (70.5)
                                                                                      -------------   -------------
        Balance at End of Year ....................................................   $         --    $        3.2
                                                                                      =============   =============

        There were no impaired mortgage loans at December 31, 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                      December 31,
                                                                                         2006
                                                                                   -----------------
                                                                                     (In Millions)

        Impaired mortgage loans with investment valuation allowances...........    $           17.8
        Impaired mortgage loans without investment valuation allowances........                  .1
                                                                                   -----------------
        Recorded investment in impaired mortgage loans.........................                17.9
        Investment valuation allowances........................................                (7.3)
                                                                                   -----------------
        Net Impaired Mortgage Loans............................................    $           10.6
                                                                                   =================

        During 2007, 2006 and 2005, the Closed Block's average recorded investment in impaired mortgage loans was $36.3 million, $59.9 million and $61.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.9 million, $3.3 million and $4.1 million for 2007, 2006 and 2005, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2007. Writedowns of fixed maturities amounted to $3.0 million, $1.4 million and $7.7 million for 2007, 2006 and 2005, respectively.


7)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007            2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Balance, beginning of year ................................................   $      650.7    $      555.0
        Contractholder bonus interest credits deferred ............................          174.7           155.4
        Amortization charged to income ............................................          (71.2)          (59.7)
                                                                                      -------------   -------------
        Balance, End of Year ......................................................   $      754.2    $      650.7
                                                                                      =============   =============

8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

        o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

        o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

        o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

        o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                                      GMDB             GMIB             TOTAL
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)
        Balance at January 1, 2005 ...........................................   $        67.6    $       117.6    $       185.2
          Paid guarantee benefits ............................................           (39.6)            (2.2)           (41.8)
          Other changes in reserve ...........................................            87.2             58.2            145.4
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2005 .........................................           115.2            173.6            288.8
          Paid guarantee benefits ............................................           (31.6)            (3.3)           (34.9)
          Other changes in reserve ...........................................            80.1             58.0            138.1
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2006 .........................................           163.7            228.3            392.0
          Paid guarantee benefits ............................................           (30.6)            (2.7)           (33.3)
          Other changes in reserve ...........................................           120.0             84.3            204.3
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2007 .........................................   $       253.1    $       309.9    $       563.0
                                                                                 ==============   ==============   ==============


        Related GMDB reinsurance ceded amounts were:

                                                                GMDB
                                                            --------------

        Balance at January 1, 2005......................... $        10.3
          Paid guarantee benefits..........................         (12.1)
          Other changes in reserve.........................          24.5
                                                            --------------
        Balance at December 31, 2005.......................          22.7
          Paid guarantee benefits..........................          (9.1)
          Other changes in reserve.........................          10.0
                                                            --------------
        Balance at December 31, 2006.......................          23.6
          Paid guarantee benefits..........................          (7.6)
          Other changes in reserve.........................          11.5
                                                            --------------
        Balance at December 31, 2007....................... $        27.5
                                                            ==============

        The December 31, 2007 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                     RETURN
                                                       OF
                                                     PREMIUM       RATCHET       ROLL-UP         COMBO          TOTAL
                                                   -----------   -----------   -----------    -----------    -----------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
          Account values invested in:
             General Account ...................   $    10,563   $       375   $       310    $       747    $    11,995
             Separate Accounts .................   $    28,826   $     8,493   $     7,279    $    31,078    $    75,676
          Net amount at risk, gross ............   $       234   $       234   $     1,404    $       557    $     2,429
          Net amount at risk, net of
             amounts reinsured .................   $       234   $       183   $       853    $       557    $     1,827
          Average attained age of
             contractholders ...................          49.3          61.5          65.3           61.6           52.8
          Percentage of contractholders
             over age 70 ........................          7.3%         23.5%         37.1%          21.6%          12.1%
          Range of contractually specified
             interest rates ....................           N/A           N/A          3%-6%      3% - 6.5%

        GMIB:
        -----
          Account values invested in:
             General Account ...................           N/A           N/A   $        70    $       989    $     1,059
             Separate Accounts .................           N/A           N/A   $     4,640    $    41,712    $    46,352
          Net amount at risk, gross ............           N/A           N/A   $       274    $        --    $       274
          Net amount at risk, net of
             amounts reinsured .................           N/A           N/A   $        71    $        --    $        71
          Weighted average years remaining
             until earliest annuitization ......           N/A           N/A           2.0            8.1            7.4
          Range of contractually specified
             interest rates ....................           N/A           N/A       3% - 6%      3% - 6.5%


        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
        and GMIB Features
        -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        GMDB:
           Equity .................................................................   $     48,587   $     42,885
           Fixed income ...........................................................          4,392          4,438
           Balanced ...............................................................         20,546         14,863
           Other ..................................................................          2,151          2,121
                                                                                      ------------   ------------
           Total ..................................................................   $     75,676   $     64,307
                                                                                      ============   ============

        GMIB:
           Equity .................................................................   $     27,831   $     22,828
           Fixed income ...........................................................          2,687          2,727
           Balanced ...............................................................         14,816         10,439
           Other ..................................................................          1,018            990
                                                                                      ------------   ------------
           Total ..................................................................   $     46,352   $     36,984
                                                                                      ============   ============


        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to provide an economic hedge against certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to provide an economic hedge against certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes a combination of exchange-traded futures contracts and interest rate swap and floor contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward to the extent such risks are not reinsured. At December 31, 2007, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $55,746 million and $744 million, respectively, with the GMDB feature and $35,220 million and zero million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                                    DIRECT        REINSURANCE
                                                                                   LIABILITY         CEDED              NET
                                                                                 -------------   --------------   -------------
                                                                                                 (IN MILLIONS)

        Balance at January 1, 2005 ...........................................   $        20.5   $        (6.1)   $        14.4
          Other changes in reserve ...........................................            14.3           (14.3)              --
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2005 .........................................            34.8           (20.4)            14.4
           Other changes in reserve ..........................................            32.0           (27.5)             4.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2006 .........................................            66.8           (47.9)            18.9
           Other changes in reserve ..........................................            68.2           (59.7)             8.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2007 .........................................   $       135.0   $      (107.6)   $        27.4
                                                                                 =============   ==============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 40% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2007, the Company had reinsured in the aggregate approximately 24.8% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74.1% of its current liability exposure resulting from the GMIB feature. See Note 8 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2007 and 2006 were $124.7 million and $117.8 million, respectively. The increase (decrease) in estimated fair value was $6.9 million, $(14.8) million and $42.6 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, reinsurance recoverables related to insurance contracts amounted to $2.89 billion and $2.69 billion. Reinsurance payables related to insurance contracts totaling $58.7 million and $54.2 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $239.6 million and $262.6 million at December 31, 2007 and 2006, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2007 and 2006 were $642.8 million and $639.3 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                                     2007             2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Direct premiums ......................................................   $       855.1    $       858.6    $       912.6
        Reinsurance assumed ..................................................           193.0            188.4            162.5
        Reinsurance ceded ....................................................          (243.2)          (229.2)          (193.4)
                                                                                 --------------   --------------   --------------
        Premiums .............................................................   $       804.9    $       817.8    $       881.7
                                                                                 ==============   ==============   ==============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded ............................................   $       153.9    $        99.0    $       118.4
                                                                                 ==============   ==============   ==============
        Policyholders' Benefits Ceded ........................................   $       510.7    $       387.5    $       304.1
                                                                                 ==============   ==============   ==============
        Interest Credited to Policyholders' Account
          Balances Ceded .....................................................   $        56.1    $        53.8    $        50.9
                                                                                 ==============   ==============   ==============


        Individual Disability Income and Major Medical
        ----------------------------------------------

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.3 million and $92.9 million at December 31, 2007 and 2006, respectively. At December 31, 2007 and 2006, respectively, $1,040.9 million and $1,032.4 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                                     2007            2006             2005
                                                                                 -------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Incurred benefits related to current year ............................   $        32.9   $        35.8   $        35.6
        Incurred benefits related to prior years .............................            13.2             9.9            50.3
                                                                                 -------------   -------------   -------------
        Total Incurred Benefits ..............................................   $        46.1   $        45.7   $        85.9
                                                                                 =============   =============   =============

        Benefits paid related to current year ................................   $        11.9   $        14.0   $        14.8
        Benefits paid related to prior years .................................            32.8            30.0            44.7
                                                                                 -------------   -------------   -------------
        Total Benefits Paid ..................................................   $        44.7   $        44.0   $        59.5
                                                                                 =============   =============   =============



10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                           2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Short-term debt:
        Promissory note (with interest rates of 5.16% and 5.27%) ..................   $      248.3   $      248.3
        AllianceBernstein commercial paper ........................................          533.9          334.9
                                                                                      ------------   ------------
            Total short-term debt .................................................          782.2          583.2
                                                                                      ------------   ------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015 ..........................................          199.8          199.8
                                                                                      ------------   ------------
            Total long-term debt ..................................................          199.8          199.8
                                                                                      ------------   ------------

        Total Short-term and Long-term Debt .......................................   $      982.0   $      783.0
                                                                                      ============   ============

        Short-term Debt
        ---------------

        On July 9, 2004, AXA and certain of its subsidiaries, including AXA Financial, entered into a (euro)3.5 billion global revolving credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial for general corporate purposes.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2008, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually. At December 31, 2007 and 2006, AXA Equitable had pledged real estate of $322.0 million and $326.0 million, respectively, as collateral for the promissory note.

        In February 2006, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. In November 2007, AllianceBernstein increased the revolving credit facility by $200.0 million. The revolving credit facility is intended to provide back-up liquidity for AllianceBernstein's commercial paper program, which increased from $425.0 million to $800.0 million in May 2006. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2007.

        As of December 31, 2007, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to AllianceBernstein's commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support.

        In 2006, SCB LLC entered into four separate uncommitted line of credit facility agreements with various banks, each for $100.0 million. During 2007, SCB LLC increased three of the agreements to $200.0 million each and entered into an additional agreement for $100.0 million with a new bank. As of December 31, 2007, no amounts were outstanding under these credit facilities.

        Long-term Debt
        --------------

        At December 31, 2007, the Company was not in breach of any debt covenants.


11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $63.1 million, $53.5 million and $57.2 million, respectively, for 2007, 2006 and 2005.

        The Company paid $806.9 million, $767.2 million and $695.0 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2007, 2006 and 2005. The Company charged AXA Distribution's subsidiaries $340.2 million, $352.9 million and $324.4 million, respectively, for their applicable share of operating expenses for 2007, 2006 and 2005, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $113.1 million, $91.9 million and $57.9 million of premiums and $91.3 million, $49.1 million and $26.3 million of reinsurance reserves to AXA Bermuda in 2007, 2006 and 2005, respectively.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $143.6 million, $127.5 million and $119.7 million in 2007, 2006 and 2005, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $58.4 million, $53.8 million and $55.9 million in 2007, 2006 and 2005, respectively. The net receivable related to these contracts was approximately $25.3 million and $25.8 million at December 31, 2007 and 2006, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                                     2007            2006            2005
                                                                                --------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Investment advisory and services fees ................................   $     1,025.4   $       840.5   $       728.5
        Distribution revenues ................................................           473.4           421.0           397.8
        Other revenues - shareholder servicing fees ..........................           103.6            97.2            99.3
        Other revenues - other ...............................................             6.5             6.9             8.0
        Institutional research services ......................................             1.6             1.9             3.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $4.8 million in 2007. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                                      2007             2006             2005
                                                                                 -------------    -------------    -------------
                                                                                                  (IN MILLIONS)

        Service cost .........................................................   $        39.0    $        37.6    $        36.0
        Interest cost on projected benefit obligations .......................           128.8            122.1            123.7
        Expected return on assets ............................................          (191.0)          (184.8)          (173.7)
        Net amortization and deferrals .......................................            57.5             81.0             78.8
                                                                                 --------------   --------------   --------------
        Net Periodic Pension Expense .........................................   $        34.3    $        55.9    $        64.8
                                                                                 ==============   ==============   ==============


        The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Benefit obligations, beginning of year ....................................   $    2,294.3    $    2,365.5
        Service cost ..............................................................           31.0            30.6
        Interest cost .............................................................          128.8           122.1
        Plan amendments ...........................................................            8.2              --
        Actuarial (gains) losses ..................................................          (73.6)          (64.7)
        Benefits paid .............................................................         (166.6)         (159.2)
                                                                                      -------------   -------------
        Benefit Obligations, End of Year ..........................................   $    2,222.1    $    2,294.3
                                                                                      =============   =============

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The table below discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:


                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Plan assets at fair value, beginning of year ..............................   $    2,396.0    $    2,278.5
        Actual return on plan assets ..............................................          191.2           282.0
        Contributions .............................................................            4.8             4.3
        Benefits paid and fees ....................................................         (176.3)         (168.8)
                                                                                      -------------   -------------
        Plan assets at fair value, end of year ....................................        2,415.7         2,396.0
        Projected benefit obligations .............................................        2,222.1         2,294.3
                                                                                      -------------   -------------
        Overfunding of Plan Assets Over
          Projected Benefit Obligations ...........................................   $      193.6    $      101.7
                                                                                      =============   =============

        Amounts recognized in the accompanying balance sheets to reflect the funded status of these plans were prepaid and accrued pension costs were $213.5 million and $19.9 million, respectively, at December 31, 2007 and $133.1 million and $31.4 million, respectively, at December 31, 2006. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $76.7 million and $56.8 million, respectively, at December 31, 2007, and $84.7 million and $53.3 million, respectively, at December 31, 2006. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $65.0 million and $56.8 million, respectively, at December 31, 2007, and $68.4 million and $53.3 million, respectively, at December 31, 2006. The accumulated benefit obligations for all defined benefit pension plans were $2,154.0 million and $2,226.8 million at December 31, 2007 and 2006, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2007 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2007                 2006
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Unrecognized net actuarial loss .................................    $        575.8       $        710.7
        Unrecognized prior service credit................................              (4.9)               (18.8)
        Unrecognized net transition asset................................               (.8)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................    $        570.1       $        691.1
                                                                            ===================  ===================


        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $41.3 million, $4.5 million, and $0.1 million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2007 and 2006.



                                                                              DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                   2007                             2006
                                                          ----------------------------  ----------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %            Fair Value        %
                                                          ---------------- ----------   ----------------- ----------

        Corporate and government debt securities......    $       414.3         17.1      $      429.8       18.0
        Equity securities.............................          1,723.7         71.4           1,720.7       71.8
        Equity real estate ...........................            277.7         11.5             245.5       10.2
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets.............................    $     2,415.7        100.0      $    2,396.0      100.0
                                                          ================ ==========   ================= ==========

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2007 and 2006 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2007, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.25% disclosed below as having been used to measure the benefits obligation at December 31, 2007 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2007 and 2006.

                                                                                   2007               2006
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        6.25%              5.75%
         Periodic cost....................................................        5.75%              5.25%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%


        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $18.9 million, $20.3 million and $21.7 million for 2007, 2006 and 2005, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2008, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2007 and include benefits attributable to estimated future employee service.

                                                              PENSION BENEFITS
                                                            --------------------
                                                                (IN MILLIONS)

                               2008.....................    $       174.3
                               2009.....................            187.2
                               2010.....................            188.8
                               2011.....................            189.8
                               2012.....................            192.4
                               Years 2013-2017..........            945.5

       AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $289.1 million, $243.8 million and $186.2 million for 2007, 2006 and 2005, respectively.


13)      SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $81.2 and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $38.8 million and $24.8 million for employee stock options for 2007 and 2006, respectively. Prior to adopting SFAS No. 123 (R), the Company had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation costs for these awards had been recognized in the consolidated statement of earnings in 2005. On a pro-forma basis, net earnings as reported in 2005 would have been reduced by $23.2 million, net of income tax benefit, had compensation expense for employee stock option awards been measured and recognized by the Company under the fair-value method of SFAS No. 123, "Accounting for Stock-Based Compensation".

        On May 10, 2007, approximately 3.1 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 34.61 euros, of which approximately 2.3 million have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. The last tranche of awards exceeding 5,000 options, or approximately 0.5 million options in total, are subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance index measured between May 10, 2007 and May 10, 2011. All of the options granted on May 10, 2007 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures, of approximately $25.5 million, is charged to expense over the shorter of the vesting term or to the date at which the participant becomes retirement eligible.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2007 follows:

                                                                    Options Outstanding
                         -----------------------------------------------------------------------------------------------------------
                                                                                                            AllianceBernstein
                               AXA Ordinary Shares                          AXA ADRs                           Holding Units
                         ------------------------------        ----------------------------------    -------------------------------
                                             Weighted                                Weighted                             Weighted
                             Number          Average'                Number          Average'            Number           Average'
                          Outstanding        Exercise             Outstanding        Exercise         Outstanding         Exercise
                         (In Millions)        Price              (In Millions)        Price          (In Millions)         Price
                         ---------------  -----------------   -----------------   ---------------    ---------------- --------------
Options outstanding at
   January 1, 2007.....            7.4    (euro)      24.82             26.8       $      23.03              4.8      $       41.62
Options granted .......            3.1    (euro)      34.56              --        $       --                3.7      $       85.07
Options exercised......            (.1)   (euro)      20.67             (7.4)      $      24.12             (1.2)     $       39.25
Options forfeited......            (.1)   (euro)      23.42              (.4)      $      22.54              -- (2)   $       33.18
Options expired........            --                                    --                                  --                --
                         ---------------                        ---------------                        --------------
Options Outstanding at
   December 31, 2007...           10.3    (euro)      27.77             19.0       $      22.64              7.3      $       64.20
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      323.3                       $       80.37
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            8.27                                 3.94                                    6.9
                         ===============                        ===============                        ==============
Options Exercisable at
   December 31, 2007...            3.3    (euro)      20.46             15.8       $      22.53                 3.5   $       42.52
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      270.8                       $      115.4
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            7.26                                 3.36                                    3.5
                         ===============                       ================                        ==============




(1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2007 of the respective underlying shares over the strike prices of the option awards.
(2) Approximately 19,500 options on AllianceBernstein Holding units were forfeited in 2007.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2007 were $178.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2007, 2006 and 2005 were $141.4 million, $132.1 million and $68.3 million, respectively, resulting in amounts currently deductible for tax purposes of $48.0 million, $44.9 million and $22.9 million, respectively, for the periods then ended. Under SFAS No. 123(R), windfall tax benefits resulting from employee stock option exercises during 2007 and 2006 were $34.3 million and $34.8 million, respectively.

        At December 31, 2007, AXA Financial held 4.8 million AXA ADRs in treasury at a weighted average cost of approximately $24.33 per ADR, of which approximately 4.6 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA

        ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2007 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2007, AXA Financial utilized approximately 4.4 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards granted on or after January 1, 2007, the Company continues to apply the Black-Scholes-Merton formula and the same methodologies for developing the input assumptions as previously had been used to prepare the pro forma disclosures required by SFAS No. 123. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the May 10, 2007 award of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2007, 2006 and 2005, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                      AXA Ordinary              AXA                  AllianceBernstein
                                         Shares                 ADRs                   Holding Units
                                  ----------------------     -----------     ----------------------------------
                                     2007      2006             2005             2007        2006      2005
                                  ---------- -----------     -----------     ----------- ----------- ----------

        Dividend yield............  4.10%      3.48%           3.01%           5.6-5.7%       6%       6.2%

        Expected volatility.......  27.5%       28%             25%           27.7-30.8%      31%       31%

        Risk-free interest rate...  4.40%      3.77%           4.27%           3.5-4.9%      4.9%      3.7%

        Expected life in years....   5.5        5.0             5.0             6.0-9.5       6.5       3.0

        Weighted average fair
          value per option at
          grant date..............  $9.61      $7.45           $4.85            $15.96      $12.35     $7.04


        As of December 31, 2007, approximately $66.3 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 6.2 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Awards of restricted AXA ADRs outstanding at December 31, 2007 include grants that vest ratably over a three-five year period as well as grants with a seven year term vesting schedule and potential for accelerated vesting based on performance. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. For 2007, 2006 and 2005 the Company recognized compensation costs of $8.6 million and $5.6 million under SFAS No. 123(R), and $10.1 million under APB No. 25, respectively, for awards outstanding under these plans. Consistent with existing practice of the Company prior to adoption of SFAS No. 123(R), grant-date fair value continues to be measured by the closing price of the shares awarded and the result generally is attributed over the shorter of the performance period, the requisite service period, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2007, approximately 482,501 restricted awards remain unvested, including 73,990 restricted AllianceBernstein Holding units under the Century Club Plan. At December 31, 2007, approximately $4.2 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 1.6 years. Restricted AXA ADRs vested in 2007, 2006 and 2005 had aggregate vesting date fair values of approximately $7.0 million, $13.5 million and $19.2 million, respectively. In 2006, 78,865 restricted AXA ADRs were granted having an aggregate grant-date fair value of $2.8 million. The following table summarizes unvested restricted AXA ADR activity for 2007.

                                                                                                       WEIGHTED
                                                                                  SHARES OF            AVERAGE
                                                                                  RESTRICTED          GRANT DATE
                                                                                    STOCK             FAIR VALUE
                                                                                ---------------    -----------------

        Unvested as of January 1, 2007........................................       514,035        $        23.91
        Granted...............................................................       100,187        $        44.59
        Vested................................................................      (161,756)       $        24.55
        Forfeited.............................................................       (43,955)
                                                                                ----------------
        Unvested as of December 31, 2007......................................       408,511        $        29.67
                                                                                ================


        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $9.8 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2007, the Company recognized compensation expense of approximately $2.7 million in respect of this grant of AXA Miles. Provided AXA achieves certain performance and customer satisfaction goals, an additional 50 AXA Miles per employee is targeted for award in 2009 under terms then-to-be-determined and approved by the AXA Management Board.

        On May 10, 2007, under the terms of the AXA Performance Unit Plan 2007, the AXA Management Board awarded approximately 546,246 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2007 plan cliff-vest on the second anniversary of their date of award. When fully-vested, the performance units earned will be settled in cash, or in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2007 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on May 8, 2009. For 2007, the Company recognized compensation expense of approximately $3.3 million in respect of the May 10, 2007 grant of performance units.

        For 2007, 2006 and 2005, the Company recognized compensation costs of $11.6 million and $25.9 million under SFAS No. 123(R), and $7.2 million under APB No. 25, respectively, for performance units earned to date. Substantially similar to existing practice of the Company prior to adoption of SFAS No. 123(R), the change in fair value of these awards now is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. In addition, similar to adoption of SFAS No. 123(R) for employee stock option awards, the cost of performance units awarded on or after January 1, 2006 were attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2007 and 2006 was $31.1 million and $45.8 million, respectively, including incremental awards earned under the 2006 plan from having exceeded the targeted performance criteria established in that year by 11.5% as well as an estimated 10.0% increment for

        2007 performance. Approximately 595,317 outstanding performance units are at risk to achievement of 2007 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        On March 25, 2007 and March 28, 2007, respectively, approximately 364,620 performance units earned under the AXA Performance Unit Plan 2004 and approximately 545,076 performance units earned under the AXA Performance Unit Plan 2005 were fully vested for total value of approximately $37.9 million, including incremental units earned under each of these plans from having exceeded the targeted 2006 performance criteria by 11.5%. Distributions to participants were made on April 12, 2007, resulting in cash settlements of approximately 84% of these performance units for aggregate value of approximately $31.7 million and equity settlements of the remainder with approximately 147,848 restricted AXA ADRs for aggregate value of approximately $6.3 million. These AXA ADRs were sourced from shares held by AXA Financial in treasury.

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $6.1 million and $28.9 million for 2006 and 2005, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs: no expense was recorded for these awards in 2007. The value of these tandem SARs/NSOs at December 31, 2007 and 2006 was $17.7 million and $24.9 million, respectively. At December 31, 2007, 1.1 million tandem SARs/NSOs were outstanding, having weighted average remaining expected and contractual terms of 1.11 and 2.22 years, respectively, and for which the SARs component had maximum value of $17.7 million. During 2007, 2006 and 2005, respectively, approximately 0.4 million, 2.8 million and 0.7 million, of these awards were exercised at an aggregate cash-settlement value of $7.2 million, $41.2 million and $7.5 million.

        On May 10, 2007, 66,550 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        34.61 Euros as of the date of exercise. Similar to the SARs component of the tandem SARs/NSOs, awards remaining unexercised at expiry of their 10-year contractual term will be automatically exercised on the expiration date. At December 31, 2007, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 6.27 years. The accrued value of SARs at December 31, 2007 and 2006 was $3.5 million and $2.9 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2007 and 2006, the Company recorded compensation expense for SARs of $1.1 million and $1.9 million, respectively, under SFAS No. 123(R) reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards. For 2005, the Company recorded compensation expense of $0.6 million under APB No. 25 reflecting the impact in the period of the change in the market price of the underlying AXA ordinary share or AXA ADR on the value of the outstanding SARs.

        For 2007, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2007. Similar to the AXA Shareplan programs previously offered in 2001 through 2006, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. Under SFAS No. 123(R), the Company recognized compensation expense of $27.7 million in 2007, primarily in connection with AXA Shareplan 2007, and $22.1 million in 2006 in connection with AXA Shareplan 2006, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. No compensation expense was recorded in 2005 in connection with shares subscribed under that year's AXA Shareplan offering. Participants in AXA Shareplans 2007, 2006 and 2005 primarily invested under Investment Option B for the purchase of approximately 5.3 million, 5.0 million and
        5.7 million AXA ordinary shares, respectively.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2007, approximately 14.5 million options to purchase AllianceBernstein Holding units and 1.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.


14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $    1,728.5        $   1,848.6        $   1,870.0
        Mortgage loans on real estate......................         233.5              245.9              238.2
        Equity real estate.................................          93.6               88.2               96.5
        Other equity investments...........................         237.4              181.2              155.2
        Policy loans.......................................         255.9              249.8              248.8
        Short-term investments.............................          55.1               55.2               25.1
        Derivative investments.............................          86.6             (302.4)             (85.5)
        Broker-dealer related receivables..................         234.6              226.5              124.8
        Trading securities.................................          36.0               53.4               28.6
        Other investment income............................          50.7               43.9               16.2
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................       3,011.9            2,690.3            2,717.9

        Investment expenses................................        (122.5)            (113.3)            (140.2)
        Interest expenses..................................        (194.4)            (187.8)             (95.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $    2,695.0        $   2,389.2        $   2,481.8
                                                            =================   ================   =================


        For 2007, 2006 and 2005, respectively, net investment income included gains (losses) on derivatives of $86.6 million, $(302.4) million and $85.5 million of which $16.4 million, $(249.5) million and $(140.9) million were realized gains (losses) on contracts closed during those years and $70.2 million, $(52.9) million and $55.4 million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net by including changes in the valuation allowances, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $       (55.6)      $      (11.5)      $       11.1
        Mortgage loans on real estate......................            7.8                 .2               (2.2)
        Equity real estate.................................            7.3                8.8                3.9
        Other equity investments...........................           16.9               20.1               30.7
        Other(1)...........................................           16.4               29.3               11.9
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $        (7.2)      $       46.9       $       55.4
                                                            =================   ================   =================


        (1) In 2007, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of this transaction, the company recorded a non-cash realized gain of $17.7 million and $29.7 million for 2007 and 2006 respectively.

        Writedowns of fixed maturities amounted to $79.0 million, $27.4 million and $31.2 million for 2007, 2006 and 2005, respectively. Writedowns of mortgage loans on real estate were $0.4 million and $1.7 million for 2006 and 2005, respectively; there were no such writedowns in 2007. There were no writedowns on equity real estate for 2007, 2006 and 2005.

        For 2007, 2006 and 2005, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $1,554.6 million, $1,281.9 million and $2,220.0 million. Gross gains of $12.6 million,

        $33.9 million and $53.2 million and gross losses of $20.3 million, $24.5 million and $31.1 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2007, 2006 and 2005 amounted to $(376.4) million, $(416.7) million and $(1,004.8)
        million, respectively.

        For 2007, 2006 and 2005, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $52.7 million, $57.8 million and $68.6 million, respectively.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $       282.2       $      432.3       $      874.1
        Changes in unrealized investment gains (losses)....         (380.5)            (431.4)          (1,008.1)
        Changes in unrealized investment (gains) losses
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................           15.0               90.9              186.3
            DAC............................................           83.5               85.8              146.2
            Deferred income taxes..........................          103.4              104.6              233.8
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $       155.5       $      535.4       $      966.5
            Other equity investments.......................             .8                1.4                1.7
                                                            -----------------   ----------------   -----------------
              Subtotal.....................................          156.3              536.8              968.2
          Amounts of unrealized investment (gains) losses
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................           16.4                1.4              (89.4)
              DAC..........................................          (26.9)            (110.4)            (196.0)
              Deferred income taxes........................          (42.2)            (145.6)            (250.5)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Income tax expense:
          Current expense .................................  $       464.0       $      438.6       $      237.5
          Deferred expense (benefit).......................          295.8              (11.3)             278.3
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       759.8       $      427.3       $      515.8
                                                            =================   ================   =================


        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected income tax expense........................  $       939.0       $      725.2       $      712.0
        Minority interest..................................         (227.3)            (224.1)            (175.9)
        Separate Account investment activity...............          (52.0)             (45.4)             (87.2)
        Non-taxable investment income......................          (21.7)             (23.1)             (19.7)
        Adjustment of tax audit reserves...................           21.5              (86.2)              11.1
        State income taxes.................................           50.2               38.0               28.3
        AllianceBernstein income and foreign taxes.........           40.2               32.9               41.4
        Other..............................................            9.9                7.2                5.8
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $       759.8       $      424.5       $      515.8
                                                            =================   ================   =================


        The Company recognized a net tax benefit in 2006 of $117.7 million. This benefit was related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury ("Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2007                  December 31, 2006
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       --        $      35.4      $      54.6      $       --
        Reserves and reinsurance...............      1,312.2               --           1,160.3              --
        DAC....................................          --             2,735.5            --              2,433.5
        Unrealized investment gains............          --                42.5            --                129.8
        Investments............................          --             1,044.2            --                916.5
        Other..................................         81.5               --               64.1             --
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $   1,393.7      $    3,857.6      $    1,279.0      $   3,479.8
                                                ===============  ================  ===============   ===============


        The IRS is currently examining the Company's 2002 and 2003 Federal corporate income tax returns.

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2007 and January 1, 2007 were $68.6 million and $46.1 million, respectively. Tax expense for 2007 reflected $22.5 million in interest related to unrecognized tax benefits

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                      2007
                                                                                 ----------------
                                                                                  (IN MILLIONS)

Balance at January 1, 2007 (date of adoption)................................      $      325.2
Additions for tax positions of prior years...................................              19.2
Reductions for tax positions of prior years..................................             (1.5)
Additions for tax positions of current years.................................               3.4
Reductions for tax positions of current years................................               (.3)
Settlements with tax authorities.............................................              (2.4)
Reductions as a result of a lapse of the applicable statute of limitations...               -
                                                                                 ----------------
Balance, End of Year.........................................................      $      343.6
                                                                                 ================


        It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS audits. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


 16)   DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following table reconciles the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2007:


                                                                           2007          2006            2005
                                                                       -------------  ------------   -------------
                                                                                     (IN MILLIONS)

       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................   $     (.1)     $    30.2      $     15.2
       Real estate held-for-sale.....................................        (6.8)           1.1             7.2
       Disposal of business - Enterprise.............................         1.0            (.1)            (.1)
                                                                       -------------  ------------   -------------
       Total.........................................................   $    (5.9)     $    31.2      $     22.3
                                                                       =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................   $     3.2      $    --        $     --
       Disposal of business - Enterprise.............................         (.4)          (1.9)           --
                                                                       -------------  ------------   -------------
       Total.........................................................   $     2.8      $    (1.9)     $     --
                                                                       =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. Of the remaining four funds not included in the GSAM transaction, one fund was liquidated during 2007 and the three remaining funds together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts are reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and

        $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds. Proceeds received in 2007 on the transfer of the AXA Enterprise Funds totaled $26.3 million.

        In 2007 and 2006, respectively, impairments of $0.7 million pre-tax ($0.4 million post-tax) and $4.1 million pre-tax ($2.7 million post-tax) were recorded on intangible assets associated with investment management contracts based upon estimated fair value. At December 31, 2007 and 2006, total assets related to these operations were zero and $26.5 million, respectively, and were included in Other assets. At December 31, 2007 and 2006 there were no liabilities related to these operations.

        Both the gross and net of accumulated amortization carrying amount of AXA Enterprise Funds related intangible assets were zero and $26.5 million at December 31, 2007 and 2006, respectively. There was no amortization expense related to the AXA Enterprise Funds for 2007, 2006 and 2005, respectively.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2007                 2006
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $696.3 and $752.7)..............................  $      705.0         $      764.8
        Equity real estate...................................................         165.0                169.5
        Mortgage loans on real estate........................................           2.2                  2.9
        Other invested assets................................................           1.8                  2.6
                                                                              -----------------    -----------------
          Total investments..................................................         874.0                939.8
        Cash and cash equivalents............................................          --                     .1
        Other assets.........................................................          27.3                 13.7
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      901.3         $      953.6
                                                                              =================    =================

        Policyholders liabilities............................................  $      756.1         $      788.2
        Allowance for future losses..........................................          --                    1.0
        Other liabilities....................................................         145.2                164.4
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      901.3         $      953.6
                                                                              =================    =================


                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.6, $19.0 and $18.4)..............  $        64.9       $       71.3       $       70.0
        Investment (losses) gains, net.....................            (.8)               6.0                (.3)
        Policy fees, premiums and other income.............             .2               --                 --
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           64.3               77.3               69.7
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................           79.9               84.7               87.1
        Losses charged to the allowance
          for future losses................................          (15.6)              (7.4)             (17.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................           --                 --                 --
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            (.1)              37.1               23.2
        Income tax expense.................................           --                 (6.9)              (8.0)
                                                            -----------------   ----------------   -----------------
        Earnings from Wind-up Annuities....................  $         (.1)      $       30.2       $       15.2
                                                            =================   ================   =================


        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. These updated assumptions and estimates resulted in releases of the allowance in 2006 and 2005. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses are deferred to the extent that such losses are expected to be offset by reasonably assured future net investing and operating cash flows. Management believes the $18.0 million of deferred operating losses at December 31, 2007 are offset by projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in deferred operating losses not being offset by reasonably assured future net investing and operating cash flows, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance liability or deferred operating loss asset, as applicable, may result.

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007 two real estate properties with a total book value of $172.7 million and in 2006 one real estate property with a total book value of $34.3 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2007 and 2006, equity real estate held-for-sale was $121.7 million and $235.4 million, respectively, and was included in Other assets.


17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains on investments....................  $       103.6       $      282.2       $      432.3
        Defined benefit pensions plans.....................         (371.5)            (449.5)              --
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive (Loss) Income......................  $      (267.9)      $     (167.3)      $      432.3
                                                            =================   ================   =================


        The components of other comprehensive loss for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized (losses) gains on investments:
          Net unrealized (losses) gains arising during
            the year.......................................  $      (357.8)      $     (416.6)      $     (966.2)
          Losses reclassified into net earnings
            during the year................................          (22.7)             (14.8)             (41.9)
                                                            -----------------   ----------------   -----------------
        Net unrealized (losses) gains on investments.......         (380.5)            (431.4)          (1,008.1)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................          201.9              281.3              566.3
                                                             ----------------   -----------------  -----------------

        Change in unrealized losses, net of adjustments....         (178.6)            (150.1)            (441.8)
        Change in defined benefits pension plans...........           78.0               --                 --
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $      (100.6)      $     (150.1)      $     (441.8)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2007, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were $248.3 million for 2008, none for 2009-2012 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2008 and the four successive years are $196.6 million, $196.4 million, $190.8 million, $185.3 million, $152.0 million and $1,957.8 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2008 and the four successive years is $5.5 million, $5.2 million, $5.2 million, $4.8 million, $3.3 million and $13.2 million thereafter.

        At December 31, 2007, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2008 and the four successive years is $114.9 million, $115.6 million, $115.5 million, $115.7 million, $116.0 million and $798.1 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2008 and 2009, the two remaining years, are $0.3 million and $ 0.2.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2007, these arrangements included commitments by the Company to provide equity financing of $803.1 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $63.8 million of undrawn letters of credit related to reinsurance at December 31, 2007. AXA Equitable had $98.5 million in commitments under existing mortgage loan agreements at December 31,

        2007. In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2007, AllianceBerstein was not required to perform under the agreement and at December 31, 2007 had no liability outstanding in connection with the agreement.


19)     LITIGATION

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal. Defendants have cross-appealed. The appeal has been fully briefed.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal is fully briefed.

        In June 2006, AXA Equitable received a demand for arbitration from Centre Life Insurance Company ("Centre Life") seeking to rescind the 100% quota share reinsurance agreement, effective July 1, 2000 between Centre Life and AXA Equitable, under which Centre Life reinsures portions of AXA Equitable's individual disability income insurance business. The arbitration demand alleges that AXA Equitable provided Centre Life with inaccurate and incomplete data upon which Centre Life relied in order to establish the reinsurance premium paid by AXA Equitable as consideration in the transaction. The demand alternatively seeks damages for the increase in reserves Centre Life alleges it was caused to record as a result of the difference in the data it originally relied upon and its present assessment of the data. The demand further alleges that Centre Life has paid expenses relating to the business in excess of its liability under the reinsurance agreement. In July 2007, Centre Life filed an amended arbitration claim, in which Centre Life alleges claims substantially similar to those included in the original arbitration claim and seeks damages of $191.4 million plus statutory interest and attorneys' fees. The arbitration is scheduled for March 2008.

        A putative class action entitled EAGAN ET AL. V. AXA EQUITABLE LIFE INSURANCE COMPANY was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. In October 2007, a discovery and motion schedule was set, with a trial date of May 2009.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: MEOLA V. AXA ADVISORS AND AXA EQUITABLE; LENNON V. AXA ADVISORS, ET AL.; BOLEA V. AXA ADVISORS, LLC AND AXA EQUITABLE, ET. AL.; AND DHRUV V. AXA ADVISORS, LLC, ET AL. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $656.7 million during 2008. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2007, 2006 and 2005, the Insurance Group statutory net income totaled $605.8 million, $532.3 million and $780.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,812.0 million and $7,907.5 million at December 31, 2007 and 2006, respectively. In 2007, 2006 and 2005, respectively, AXA Equitable paid shareholder dividends of $600.0 million, $600.0 million and $500.0 million.

        At December 31, 2007, the Insurance Group, in accordance with various government and state regulations, had $41.1 million of securities deposited with such government or state agencies.

        At December 31, 2007 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York Insurance Department ("NYID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2007.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a GAAP basis.

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net change in statutory surplus and
          capital stock....................................  $        71.7       $    1,386.5       $      779.6
        Change in AVR......................................         (167.2)             279.3              260.6
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          (95.5)           1,665.8            1,040.2
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          415.1             (144.3)             (56.6)
          DAC..............................................          620.1              674.1              598.0
          Deferred income taxes............................         (677.8)             517.3              227.6
          Valuation of investments.........................            2.8                2.6               40.0
          Valuation of investment subsidiary...............          461.7           (2,122.7)          (1,278.3)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........            6.9              (14.8)              42.6
          Shareholder dividends paid......................           600.0              600.0              500.0
          Changes in non-admitted assets...................           19.4              (57.4)                .5
          Other, net.......................................         (150.3)             (72.6)             (71.1)
          GAAP adjustments for Wind-up Annuities ..........           31.2               28.8               30.9
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     1,233.6       $    1,076.8       $    1,073.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2007               2006                2005
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     6,569.3       $    6,497.6       $    5,111.1
        AVR................................................        1,242.7            1,409.9            1,130.6
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        7,812.0            7,907.5            6,241.7
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (2,270.2)          (2,574.1)          (2,351.0)
          DAC..............................................        9,019.3            8,316.5            7,557.3
          Deferred income taxes............................       (1,089.3)            (627.1)          (1,294.6)
          Valuation of investments.........................          457.1              867.9            1,281.6
          Valuation of investment subsidiary...............       (4,458.3)          (4,920.0)          (2,797.3)
          Fair value of GMIB
             reinsurance contracts.........................          124.7              117.8              132.6
          Non-admitted assets..............................        1,014.5              994.5            1,051.6
          Issuance of surplus notes........................         (524.8)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................           --               (449.5)              --
          Other, net.......................................           76.0              433.6              225.4
          GAAP adjustments for Wind-up Annuities...........            1.5              (59.9)             (80.6)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    10,162.5       $    9,482.4       $    9,441.9
                                                            =================   ================   ==================


21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2007               2006               2005
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $     6,938.0       $     5,966.9     $     5,754.1
       Investment Management (1)..........................         4,561.8             4,002.7           3,265.0
       Consolidation/elimination..........................           (91.4)              (90.0)            (84.7)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    11,408.4       $     9,879.6     $     8,934.4
                                                            =================   ================  ==================


       (1) Intersegment investment advisory and other fees of approximately $128.9 million, $120.8 million and $123.7 million for 2007, 2006 and 2005, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT EARNINGS FROM CONTINUING                             2007               2006               2005
          OPERATIONS BEFORE INCOME                          -----------------   ------------------ -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     1,298.9      $       881.9      $     1,110.0
       Investment Management..............................         1,383.9            1,190.0              924.2
       Consolidation/elimination..........................            --                 --                 --
                                                            -----------------   ------------------ -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,682.8      $     2,071.9      $     2,034.2
                                                            =================   ================== =================


                                                                       DECEMBER 31,
                                                            ------------------------------------
                                                                  2007               2006
                                                            -----------------   ----------------
                                                                        (IN MILLIONS)

       SEGMENT ASSETS:
       Insurance..........................................   $   144,962.2       $   133,047.0
       Investment Management..............................        14,962.7            16,239.4
       Consolidation/elimination..........................             1.1                 (.3)
                                                            -----------------   ----------------
       Total Assets.......................................   $   159,926.0       $   149,286.1
                                                            =================   ================


        In accordance with SEC regulations, securities with a fair value of $2.37 billion and $2.01 billion have been segregated in a special reserve bank custody account at December 31, 2007 and 2006, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").


22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2007 and 2006 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ==================

        2006
        ----
        Total Revenues................  $     2,241.6      $     2,607.3       $    2,413.3         $    2,617.4
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       232.5      $       315.3       $      280.5         $      219.2
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       235.2      $       314.2       $      308.6         $      218.8
                                       =================  =================   ==================   ==================


AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2008 TO THE MAY 1, 2008 PROSPECTUS FOR CROSSINGS(SM)
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information, dated May 1, 2008, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.


CROSSINGS(SM) OFFERED AS A NON-TRANSFERABLE ANNUITY

In addition to traditional and Roth IRAs described in the Prospectus, we may offer Crossings(SM) as a "qualified plan distributed annuity contract". We may also refer to this in our materials as a "non-transferable annuity contract" or "NTA". If you are retiring or separating from service, you may be eligible to elect the Crossings(SM) contract as a distribution option from one of the plans offering this distribution option.

                                 ----------------

The following section headings used below correspond with those in your Prospectus.


WHO IS AXA EQUITABLE?

How to reach us

The website reference in this section and throughout the Prospectus should be deleted. You can access your account using our website, www.axa-equitable.com/axacrossings.


1. CONTRACT FEATURES AND BENEFITS


HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

As described above, the Crossings(SM) contract may be issued as a qualified plan distributed annuity contract as defined by Treasury Department Regulations. All references to "traditional IRA" and "Roth IRA" should be disregarded throughout the Prospectus. At your election, the plan will use all or a portion of your account balance or eligible accrued benefit under the plan, as the case may be, to purchase the Crossings(SM) contract for you. You will be the named owner and annuitant under the contract.


ISSUE AGES

The contract is available for issue ages 45 through 85. Appendix II of your Prospectus provides any state variations with regard to issue ages.


SOURCE OF CONTRIBUTIONS

For non-transferable annuity contracts, we require the same minimum contribution of $25,000. The contribution must be all or a portion of your account balance or eligible accrued benefit, as the case may be, under the plan that is purchasing the Crossings(SM) NTA contract for you. If you have a designated Roth account or a non-Roth after-tax contribution account under your plan, those funds are not eligible to be applied to the purchase of the Crossings(SM) NTA contract. If you want to allocate to the purchase of a Crossings(SM) NTA contract all or part of the account balance (or eligible accrued benefit) from more than one plan offering this distribution option, each such plan must purchase a separate Crossings(SM) NTA contract for you with the portion of the account balance (or eligible accrued benefit) elected. These contracts cannot be aggregated.


LIMITATIONS ON CONTRIBUTIONS

Additional contributions are not permitted. All references in the Prospectus to "initial" and "additional" contributions under the contract should be disregarded.


4. ACCESSING YOUR MONEY

The following is added to the section of the Prospectus entitled "Accessing your money" under "Withdrawing your account value":

CRO 02 (5/08)
                                                           Cat No. 140508 (5/08)
                                                                          x02094

DIRECT ROLLOVERS

To the extent that a withdrawal (whether a Guaranteed annual payment or a partial withdrawal) is an "eligible rollover distribution" under federal tax rules, you can request us to directly roll it over to another eligible retirement plan, including an IRA. See the "Tax information" section of your Prospectus for details.

o Direct rollovers prior to the Required Beginning Date for RMDs will be subject to 20% tax withholding. See "Tax information" below for more information.


7. TAX INFORMATION

The information below replaces the "Tax information" section in your Prospectus.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If you elect to exercise your cancellation right under the contract, the amounts applied to purchase the Crossings(SM) NTA contract cannot be returned to the plan, cannot be directly rolled over to another eligible retirement plan, and must be paid out to you. Unless you are at or past the age when you must start lifetime required minimum distributions, the amounts would be subject to 20% federal income tax withholding.

You might be eligible to roll over the funds within 60 days to another eligible retirement plan. See the discussion below under "Tax-deferred rollovers".


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF THE CROSSINGS(SM) NTA
CONTRACT

The purchase of the Crossings(SM) NTA contract and the distribution to you is not a taxable transaction, but will be reported by the plan on Form 1099-R. Any amounts distributed from the Crossings(SM) NTA contract -- whether a Guaranteed annual payment, partial withdrawal, total surrender or annuity payments -- are taxable as ordinary income unless an exception applies, and are reportable on Form 1099-R. Death benefits paid to a beneficiary are also taxable distributions. The type of the federal income tax withholding we must do depends on the type of the distribution. "See Federal and state income tax withholding" below. In addition, distributions may be subject to additional tax penalties.

Tax-deferred rollovers. You may roll over an "eligible rollover distribution" from a Crossings(SM) NTA contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a Crossings(SM) NTA contract to any of the following: a qualified plan, a 403(b) plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.

Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs in certain circumstances. Such conversion rollover transactions are taxable.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, and required minimum distributions under federal income tax rules.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a Crossings(SM) NTA contract before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age). We do not anticipate that Guaranteed annual payments made under the Lifetime income benefit or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.

REQUIRED MINIMUM DISTRIBUTIONS

The following should be read in conjunction with the "Tax information" section of your Prospectus -- specifically, the corresponding subsections that discuss required minimum distributions:


LIFETIME REQUIRED MINIMUM DISTRIBUTIONS -- WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION.

If you continue to work for the employer sponsoring the plan after you are age 70-1/2, you are not required to begin lifetime required minimum distributions from your Crossings(SM) NTA contract until April 1st following the calendar year you retire from service (unless you are a 5% owner.)


WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE?

The heading of this section is amended to read as follows: "Will we pay you the annual amount every year from your Crossings(SM) NTA contract based on the method you choose?"

An amount must be distributed from the Crossings(SM) NTA contract every year once you are required to begin lifetime required minimum distributions; the rule permitting traditional IRA owners to add up the required minimum distribution total and take amounts from any one or more IRAs does not apply. Therefore, assuming you do not elect an annuity payout option, we will automatically enroll you in our "automatic required minimum distribution (RMD) service" when you are required to begin lifetime required minimum distributions so that any RMD amount in excess of a Guaranteed annual payment does not result in an Excess withdrawal.

Income tax withholding on distributions and payments from the Crossings(SM) NTA contract

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from the Crossings(SM) NTA contract are subject to mandatory 20% federal income tax withholding (and any related state income tax withholding.) You are not permitted to elect out of this withholding.

All distributions from the Crossings(SM) NTA contract are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions to the extent they are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for the life (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and designated beneficiary); or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.

A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse may be a distribution subject to mandatory 20% withholding.

Distributions from the Crossings(SM) NTA contract after you are required to start lifetime Required Minimum Distributions are subject to the 10% federal income tax withholding rate, discussed in the prospectus under "federal income tax withholding on non-periodic annuity payments (withdrawals)" to the extent the distribution is a Required Minimum Distribution. You may be eligible to elect out of withholding on these payments.

The information in your Prospectus under "Federal income tax withholding on periodic annuity payments" applies to annuity payments under the Crossings(SM) NTA contract. Guaranteed annual payments that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under the "Lifetime income benefit in "Contract features and benefits" earlier in your Prospectus, as well as other annuity benefit payments that are based on your life or life expectancy, are considered annuity payments for tax purposes. You may be eligible to elect out of withholding on these payments, even if you elect them or receive them before you are required to begin lifetime required minimum distributions.




Crossings(SM) is a service mark of AXA Equitable Life Insurance Company (AXA
         Equitable). Distributed by its affiliate, AXA Advisors, LLC,
                1290 Avenue of the Americas, New York, NY 10104
  Copyright 2008. AXA Equitable Life Insurance Company - All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 24.   Financial Statements and Exhibits
           ---------------------------------

           (a)   Financial Statements included in Part B.


            1.   Separate Account A:
                 -------------------
                 - Statements of Assets and Liabilities for the Year Ended
                   December 31, 2007;
                 - Statements of Operations for the Year Ended December 31,
                   2007;
                 - Statements of Changes in Net Assets for the Years Ended
                   December 31, 2007 and 2006;
                 - Notes to Financial Statements;
                 - Report of Independent Registered Public Accounting Firm -
                   PricewaterhouseCoopers LLP

            2.   AXA Equitable Life Insurance Company:
                 -------------------------------------
                 - Report of Independent Registered Public Accounting Firm -
                   PricewaterhouseCoopers LLP;
                 - Consolidated Balance Sheets as of December 31, 2007 and 2006;
                 - Consolidated Statements of Earnings for Years Ended
                   December 31, 2007, 2006 and 2005;
                 - Consolidated Statements of Equity for Years Ended
                   December 31, 2007, 2006 and 2005;
                 - Consolidated Statements of Cash Flows for Years Ended
                   December 31, 2007, 2006 and 2005; and
                 - Notes to Consolidated Financial Statements.

            3.   AllianceBernstein L.P.:
                 -----------------------
                 - Report of Independent Registered Public Accounting Firm -
                   KPMG LLP
                 - Consolidated Statements of Income for the Year Ended
                   December 31, 2005;
                 - Consolidated Statements of Changes in Partners' Capital and
                   Comprehensive Income for the Year Ended December 31, 2005;
                 - Consolidated Statements of Cash Flows for the Year Ended
                   December 31, 2005;
                 - Notes to Consolidated Financial Statements.

            4.   AllianceBernstein Holding L.P.:
                 -------------------------------
                 - Report of Independent Registered Public Accounting Firm -
                   KPMG LLP
                 - Statements of Income for the Years Ended December 31, 2005;
                 - Statements of Changes in Partners' Capital and Comprehensive
                   Income for the Year Ended December 31, 2005;
                 - Statements of Cash Flows for the Year Ended December 31,
                   2005;
                 - Notes to Financial Statements.

           (b)   Exhibits.
                 The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

            1.   (a)      Resolutions of the Board of Directors of The Equitable
                          Life Assurance Society of the United States
                          ("Equitable") authorizing the establishment of the Registrant, previously filed with Registration
                          Statement No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998, and incorporated herein by reference.

                 (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with Registration Statement No. 2-30070 on April 24,
                          1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

            2.   Not applicable.

            3.   (a)      Sales Agreement among Equitable, Separate Account A
                          and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with Registration Statement
                          No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

                 (b) Sales Agreement, dated as of July 22, 1992, among Equitable, Separate Account A and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with Registration Statement No. 2-30070 on April 26, 1993, refiled electronically on July 10, 1998, and incorporated herein by reference.

                 (c) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors LLC), Equitable and Equitable Variable Life Insurance Company, dated as of May 1, 1994, previously filed with Registration Statement No. 2-30070 on February 14, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

                 (d) Distribution Agreement dated as of January 1, 1995 by and between The Hudson River Trust and Equico Securities, Inc. (now AXA Advisors LLC), previously filed with Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

                 (e) Sales Agreement, dated as of January 1, 1995, by and among Equico Securities, Inc. (now AXA Advisors LLC), Equitable, Separate Account A, Separate Account No. 301 and Separate Account No. 51, previously filed with Registration Statement No. 2-30070 on April 24,
                          1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

                 (f) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, previously filed with Registration Statement File No. 2-30070 on April 25, 2001, and incorporated herein by reference.

                 (g) Distribution Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with Registration Statement File No. 2-30070 on April 25, 2001, and incorporated herein by reference.

                 (h) General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement No. 2-30070 on April 19, 2004, and incorporated herein by reference.

                 (i) First Amendment to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement No. 2-30070 on April 19, 2004, and incorporated herein by reference.

                 (j) Second Amendment to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement No. 2-30070 on
                          April 19, 2004, and incorporated herein by reference.

                 (k) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                 (l) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                 (m) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                          Exhibit 3. (p) to the Registration Statement on Form N-4 (File No. 2-30070), filed on April 24, 2007.

                 (n) (i) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States (now AXA Equitable Life Insurance Company) for itself and as depositor on behalf of certain Separate Accounts, and Equitable Distributors, Inc. (now AXA Distributors, LLC), incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4 (File No. 333-05593), filed on May 1, 1998.

                 (n) (ii) Form of First Amendment (dated January 1, 2001) to
                          Distribution Agreement dated January 1, 1998, previously filed with Registration Statement No. 2-30070 on December 30, 2004, and incorporated herein by reference.

            4.   (a)      Form of variable annuity contract 2007 IFL-I-A (rev
                          11-07), previously filed with this Registration
                          Statement on Form N-4 (File No. 333-146143) on
                          December 17, 2007, is incorporated herein by reference.

                 (b) Form of variable annuity contract 2007 IFL-I-B (rev 11-07), previously filed with this Registration Statement on Form N-4 (File No. 333-146143) on December 17, 2007, is incorporated herein by reference.

                 (c) Form of variable annuity contract 2007 IFL-A (rev 11-07), previously filed with this Registration Statement on Form N-4 (File No. 333-146143) on December 17, 2007, is incorporated herein by reference.

                 (d) Form of variable annuity contract 2007 IFL-B (rev 11-07), previously filed with this Registration Statement on Form N-4 (File No. 333-146143) on December 17, 2007, is incorporated herein by reference.

            5.   (a)  Form of Deferred Variable Annuity 2007 Application
                      IFL-IRA-FP (x1825_A), previously filed with this Registration Statement on Form N-4 (File No. 333-146143) on December 17, 2007, is incorporated herein by reference.

                 (b) Form of Deferred Variable Annuity 2007 Application IFL-IRA (x1825_core), previously filed with this Registration Statement on Form N-4 (File No. 333-146143) on December 17, 2007, is incorporated herein by reference.

                 (c) Form of Deferred Variable Annuity 2007 Application IFL-NTA (x1825_core_NTA), previously filed with this Registration Statement on Form N-4 (File No. 333-146143) on December 17, 2007, is incorporated herein by reference.

                 (d) Form of Deferred Variable Annuity 2007 Application IFL-NTA-FP (x1825_NTA_A), previously filed with this Registration Statement on Form N-4 (File No. 333-146143) on December 17, 2007, is incorporated herein by reference.

            6.   (a)  Copy of the Restated Charter of Equitable, as amended
                      January 1, 1997, previously filed with Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

                 (b) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

                 (c) By-Laws of Equitable, as amended November 21, 1996, previously filed with Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

                 (d) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

            7. Contract of reinsurance in connection with variable annuity contracts, previously filed with this Registration Statement on Form N-4 (File No. 333-146143) on December 17, 2007, is incorporated herein by reference.

            8.   (a)(i)  Form of Participation Agreement among EQ Advisors
                         Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), incorporated herein by reference to the EQ Advisors Trust Registration Statement on Form N-1A (File Nos. 33-17217 and 811-07953), filed on August 28, 1997.

                 (a)(ii) Form of Participation Agreement among EQ Advisors
                         Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to
                         Exhibit 23. (h) (4) (ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filled on
                         January 15, 2004.

            9.   (a)     Opinion and Consent of Dodie Kent, Vice President and
                         Associate General Counsel of AXA Equitable Life
                         Insurance Company as to the legality of the securities being registered, previously filed with this Registration Statement (File No. 333-146143) on
                         December 17, 2007, is incorporated herein by reference.

                 (b) Opinion and Consent of Dodie Kent,Vice President and Associate General Counsel of AXA Equitable Life Insurance Company as to the legality of the securities being registered is filed herewith.

            10.  (a)     Powers of Attorney incorporated herein by reference to
                         Exhibit 10(j) to Registration Statement File No.
                         333-05593 on Form N-4 filed on June 14, 2006; and to
                         Exhibit 10(i) to Registration Statement File No.
                         333-05593 on Form N-4 filed on April 20, 2006.

                 (b)(i) Consent of PricewaterhouseCoopers LLP is filed herewith.

                 (b)(ii) Consent of KPMG LLP is filed herewith.

                 (c)     Powers of Attorney are incorporated by reference to
                         Exhibit 10.(d) to Registration Statement File No. 333-141082 on Form N-4, filed on July 13, 2007.

                 (d) Powers of Attorney, previously filed with this Registration Statement on Form N-4 (file No. 333-146143) on December 17, 2007, is incorporated herein by reference.

                 (e)     Powers of Attorney are filed herewith.

            11.  Not applicable.

            12.  Not applicable.

Item 25. Directors and Officers of AXA Equitable.


         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
CALCAP LLC
231 Brushy Ridge Road
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Avenue
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*William J. McDermott                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Andrew Raftis                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         The AXA Organizational Charts 2007 are incorporated herein by reference to Exhibit 26 to Registration Statement (2-30070) on Form N-4, filed on
April 21, 2008.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
       AS OF: DECEMBER 31, 2007



                                                                                     State of        State of
                                                                        Type of     Incorp. or      Principal       Federal
                                                                       Subsidiary    Domicile       Operation      Tax ID #
                                                                       ----------   ----------      ---------      ---------
                                                                                    -------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                 DE              NY        13-3623351
-------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                       Operating        DE              CO        75-2961816
     --------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                     Operating        DE              NY        13-4194065
     --------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                       Operating        DE              NY        13-4194080
     --------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                              DE              NY        52-2197822
     --------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                  Insurance      Bermuda        Bermuda      14-1903564
        -----------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                  DE              NY        13-4078005
        -----------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                               DE              NY        13-4071393
           --------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                               Operating        DE              NY        06-1555494
           --------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                              Operating        AL              AL        06-1562392
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC      Operating        DE              NY        13-4085852
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC       Operating        MA              MA        04-3491734
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                              Operating        NV              NV        13-3389068
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                         Operating       P.R.            P.R.       66-0577477
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.              Operating        TX              TX        75-2529724
         ----------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *            Insurance        NY              NY        13-5570651
        -----------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                    Insurance        CO              CO        13-3198083
           --------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                              Investment       DE              NY        13-3385076
           --------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                           Investment       DE              NY        13-3385080
           --------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                  Investment       **                             -
           --------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                         HCO           NY              NY        22-2766036
           --------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
              -----------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                        HCO           DE              NY        13-2677213
           --------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                  Investment       DE              PA        23-2671508
        ------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                  Insurance        NY              NY        13-1632487
        -----------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              -----------------------------------------------------------------------------------------------------------------

                                                                                        Parent's
                                                                          Number of    Percent of
                                                                            Shares      Ownership           Comments
                                                                            Owned      or Control    (e.g., Basis of Control)
                                                                            -----      ----------    ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                         100.00%
     ------------------------------------------------------------------
     MONY Capital Management, Inc.                                                       100.00%
     ------------------------------------------------------------------
     MONY Asset Management, Inc.                                                         100.00%
     ------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 & 16)                      -       100.00%
     ------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                      250,000       100.00%
        ---------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                       1,000       100.00%
        ---------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                        -       100.00%
           ------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                         -       100.00%
           ------------------------------------------------------------
              AXA Network of Alabama, LLC                                        -       100.00%
              ---------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                -       100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                 -       100.00%
              ---------------------------------------------------------
              AXA Network of Nevada, Inc.                                                100.00%
              ---------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                           100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    1,050       100.00%
         --------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *              2,000,000       100.00%     NAIC # 62944
        ---------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                      1,000,000       100.00%     NAIC # 62880
           ------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                        -             -     G.P & L.P.
           ------------------------------------------------------------
              Equitable Managed Assets, L.P.                                     -             -     G.P.
           ------------------------------------------------------------
           Real Estate Partnership Equities (various)                            -             -     **
           ------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                -       100.00%
           ------------------------------------------------------------
              See Attached Listing A
              ---------------------------------------------------------
           ACMC, Inc.     (Note 4)                                       5,000,000       100.00%
           ------------------------------------------------------------
           EVSA, Inc.                                                           50       100.00%
        ---------------------------------------------------------------
        MONY Life Insurance Company *                                                    100.00%
        ---------------------------------------------------------------
              See Attached Listing C
              ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

      * Affiliated Insurer

     ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

    *** All subsidiaries are corporations, except as otherwise noted.

        1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

        2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
            Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
            Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
            Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
            Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

        3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

        4.  In October 1999, AllianceBernstein Holding L.P.
            ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

            As of December 31, 2007, AXF and its subsidiaries owned 63.18% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:

                   AXF held directly 40,861,854 AllianceBernstein Units
                   (15.54%),
                   AXA Equitable Life directly owned 8,384,240 AllianceBernstein Units (3.19%),
                   ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.18%), and
                   ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.55%).

               On December 21, 2004, AXF contributed 4,389,192 (1.67%) AllianceBernstein Units to MONY Life and 1,225,000 (.47%) AllianceBernstein Units to MLOA.

               AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

               In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.27% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

        5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

        6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

        7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

        8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

        9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

        10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company. 11.Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

        12. Effective May 26, 2005, Matrix Capital Markets Group was sold.

        12. Effective May 26, 2005, Matrix Private Equities was sold.

        13. Effective December 2, 2005, Advest Group was sold.

        14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

        15. Effective July 11, 2007, Frontier Trust Company, FSB was sold.

        16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

Dissolved:     - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
               - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
               - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
               - CCMI Corp. was dissolved on October 7, 1999.
               - ELAS Realty, Inc. was dissolved January 29, 2002.
               - EML Associates, L.P. was dissolved March 27, 2001.
               - EQ Services, Inc. was dissolved May 11, 2001.
               - Equitable BJVS, Inc. was dissolved October 3, 1999.
               - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
               - Equitable JV Holding Corp. was dissolved on June 1, 2002.
               - Equitable JVS II, Inc. was dissolved December 4, 1996
               - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
               - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
               - EREIM Managers Corporation was dissolved March 27, 2001.
               - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
               - EVLICO, Inc. was dissolved in 1999.
               - Franconom, Inc. was dissolved on December 4, 2000.
               - GP/EQ Southwest, Inc. was dissolved October 21, 1997
               - HVM Corp. was dissolved on Feb. 16, 1999.
               - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
               - Prime Property Funding, Inc. was dissolved in Feb. 1999.
               - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
               - Six-Pac G.P., Inc. was dissolved July 12,1999
               - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
               - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
               - ECLL Inc. was dissolved July 15, 2003
               - MONY Realty Partners, Inc. was dissolved February 2005.
               - Wil-Gro, Inc. was dissolved June, 2005.
               - Sagamore Financial LLC was dissolved August 31, 2006.
               - Equitable JVS was dissolved August, 2007.
               - Astor Times Square Corp. dissolved as of April 2007.
               - Astor/Broadway Acquisition Corp. dissolved as of August 2007.
               - PC Landmark, Inc. has been administratively dissolved.
               - EJSVS, Inc. has been administratively dissolved.
               - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------



                                                                                           State of      State of
                                                                              Type of     Incorp. or    Principal     Federal
                                                                             Subsidiary    Domicile     Operation    Tax ID #
                                                                             ----------    --------     ---------    ---------
AXA Financial, Inc.
---------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                        Operating        DE            NY      13-3049038
              ------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company*                          Operating        VT            VT      06-1166226
              ------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                             Operating        DE            NY      13-3266813
              ------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                      Investment       DE            NY      13-3544879
                 ---------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)           Operating        DE            NY      13-3633538
              ------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
                 ------------------------------------------------------------                                      -------------
              AXA Distributors, LLC                                          Operating        DE            NY      52-2233674
              ------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC          Operating        DE            AL      52-2255113
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                      Operating        DE        CT, ME,NY   06-1579051
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC     Operating        MA            MA      04-3567096
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.            Operating        TX            TX      74-3006330
                 ---------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                   Operating        DE            NY      13-3813232
              ------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)  Operating        DE            NJ      22-3492811
              ------------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                  Number of  Percent of
                                                                                   Shares    Ownership         Comments
                                                                                    Owned    or Control  (e.g., Basis of Control)
                                                                                    -----    ----------  ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------------
           Equitable Holdings, LLC
           --------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500     100.00%
              -----------------------------------------------------------------
              Equitable Casualty Insurance Company*                                 1,000     100.00%
              -----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -     100.00%
              -----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                                ECMC is G.P.
                   Partnership II, L.P.                                                 -           -     ("Deal Flow Fund II")
                 --------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                    100     100.00%
              -----------------------------------------------------------------
                 See Attached Listing B
                 --------------------------------------------------------------
              AXA Distributors, LLC                                                     -     100.00%
              -----------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                     -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000     100.00%
                 --------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000     100.00%
              -----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100     100.00%
              -----------------------------------------------------------------

*  Affiliated Insurer

   Equitable Investment Corp merged into Equitable Holdings, LLC on November 30,
     1999.
   Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
   Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
     Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                              State of      State of
                                                                                 Type of     Incorp. or    Principal       Federal
                                                                                Subsidiary    Domicile     Operation      Tax ID #
                                                                                ----------    --------     ---------      --------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
           -------------------------------------------------------------------
              AllianceBernstein Corporation


              --------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)           Operating        DE          NY        13-3434400
                 -----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)                  Operating        DE          NY        13-4064930
                 -----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                         Operating
                    --------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                            HCO          DE          MA        22-3424339
                    --------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                  HCO          DE          NY             -
                    --------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                           Operating        DE          NY        13-4132953
                       -----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                        HCO          DE          NY        13-2778645
                    --------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                           Operating       India      India            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                      Operating     Argentina   Argentina         -
                       -----------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                                Operating        DE          NY        13-3910857
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                      HCO           DE          NY        13-3548918
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Japan Inc.                                 HCO           DE        Japan            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                     Operating       Japan      Japan            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited    Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management            Operating      Taiwan      Taiwan           -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.                Operating        DE          NY        13-3626546
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.            Operating      Brazil      Brazil           -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                                 Operating       U.K.        U.K.            -
                       -----------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                               Operating      Germany    Germany           -
                                --------------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited               Operating       U.K.        U.K.            -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                       Operating       Lux.        Lux.            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                   Operating      France      France           -
                       -----------------------------------------------------------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                  Operating      Germany    Germany           -
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                      HCO           DE       Singapore    13-3752293
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                       Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                            Operating      Canada      Canada      13-3630460
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                     Operating    New Zealand  New Zealand       -
                       -----------------------------------------------------------------------------------------------------------

                                                                                  Number    Parent's
                                                                                    of      Percent of
                                                                                  Shares    Ownership           Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ---------------------------------------------------------------------
            Equitable Holdings, LLC
           ------------------------------------------------------------------
              AllianceBernstein Corporation                                                             owns 1% GP interest in
                                                                                                        AllianceBernstein L.P. and
                                                                                                        and 100,000 GP units in
                                                                                                        AllianceBernstein Holding
                                                                                                        L.P.
              ---------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)
                 ------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)
                 ------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                                 100.00%        Sole member interest
                    ---------------------------------------------------------
                    Cursitor Alliance LLC                                                100.00%
                    ---------------------------------------------------------
                    Alliance Capital Management LLC                                      100.00%
                    ---------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                   100.00%
                       ------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                      10    100.00%
                    ---------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                   100.00%
                       ------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                               99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       ACM Software Services Ltd.                                        100.00%
                       ------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Japan Inc.
                       ------------------------------------------------------
                                AllianceBernstein Japan Ltd.                             100.00%
                       ------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited            100.00%
                       ------------------------------------------------------
                                Far Eastern Alliance Asset Management                     20.00%        3rd parties = 80%
                                ---------------------------------------------
                       AllianceBernstein Global Derivatives Corp.               1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.                     99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       AllianceBernstein Limited                              250,000    100.00%
                       ------------------------------------------------------
                                ACM Bernstein GmbH                                       100.00%
                                ---------------------------------------------
                                AllianceBernstein Services Limited              1,000    100.00%
                                ---------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                      3,999     99.98%        AllianceBernstein Oceanic
                                                                                                        Corporation owns .025%
                       ------------------------------------------------------
                                AllianceBernstein (France) SAS                           100.00%
                       ------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                          100.00%
                       ------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                           100.00%
                       ------------------------------------------------------
                       AllianceBernstein Australia Limited                                50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------
                       AllianceBernstein Canada, Inc.                          18,750    100.00%
                       ------------------------------------------------------
                       AllianceBernstein New Zealand Limited                              50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------



                                                                                               State of        State of
                                                                                  Type of     Incorp. or      Principal     Federal
                                                                                 Subsidiary    Domicile       Operation     Tax ID #
                                                                                 ----------    --------       ---------     --------
AXA Financial, Inc.
----------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     ----------------------------------------------------------------------
       Equitable Holdings, LLC
       --------------------------------------------------------------------
         AllianceBernstein Corporation
         ------------------------------------------------------------------
           AllianceBernstein L.P.
           ----------------------------------------------------------------
              AllianceBernstein Corporation of Delaware (Cont'd)
              -------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investment Research (Proprietary) Limited     Operating    So Africa   So Africa        -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein (Singapore) Ltd.                              Operating    Singapore   Singapore        -
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital (Mauritius) Private Ltd.                          HCO       Mauritius   Mauritius        -
                          -------------------------------------------------------------------------------------------------------
                          Alliance Capital Asset Management (India) Private      Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Invest. Res. & Manag. (India) Pvt.   Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                 AllianceBernstein Oceanic Corporation                              HCO          DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital Real Estate, Inc.                              Operating       DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Corporate Finance Group Incorporated                   Operating       DE           NY      52-1671668
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Eastern Europe, Inc.                                      HCO          DE           NY      13-3802178
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein ESG Venture Management, L.P.                     HCO          DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Venture Fund 1, L.P.                 Operating       DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investments, Inc.                             Operating       DE           NY      13-3191825
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investor Services, Inc.                       Operating       DE           TX      13-3211780
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Hong Kong Limited                             Operating    Hong Kong   Hong Kong        -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Taiwan Limited                       Operating     Taiwan       Taiwan         -
                          -------------------------------------------------------------------------------------------------------
                          ACM New-Alliance (Luxembourg) S.A.                     Operating      Lux.         Lux.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Limited                                    Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          Sanford C. Bernstein (CREST Nominees) Ltd.             Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Proprietary Limited                        Operating    Australia   Australia        -
                 ----------------------------------------------------------------------------------------------------------------
                 Whittingdale Holdings Ltd.                                         HCO         U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          ACM Investments Limited                                Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Fixed Income Limited                 Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                                                                                     Number     Parent's
                                                                                       of      Percent of
                                                                                     Shares    Ownership           Comments
                                                                                     Owned     or Control   (e.g., Basis of Control)
                                                                                     -----     ----------   ------------------------
AXA Financial, Inc.
----------------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  --------------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     -----------------------------------------------------------------------------
        Equitable Holdings, LLC
        --------------------------------------------------------------------------
           AllianceBernstein Corporation
           -----------------------------------------------------------------------
              AllianceBernstein L.P.
              --------------------------------------------------------------------
                 AllianceBernstein Corporation of Delaware (Cont'd)
                 -----------------------------------------------------------------
                    AllianceBernstein Investment Research (Proprietary) Limited                100.00%
                    --------------------------------------------------------------
                    AllianceBernstein (Singapore) Ltd.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                                  100.00%
                       -----------------------------------------------------------
                       Alliance Capital Asset Management (India) Private Ltd                    75.00%     3rd party (Ankar Capital
                                                                                                           India Pvt. Ltd.) owns 25%
                       -----------------------------------------------------------
                       AllianceBernstein Invest. Res. & Manag. (India) Pvt.                    100.00%
                       -----------------------------------------------------------
                    AllianceBernstein Oceanic Corporation                            1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Capital Real Estate, Inc.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Corporate Finance Group Incorporated.                   1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Eastern Europe, Inc.                                              100.00%
                    --------------------------------------------------------------
                    AllianceBernstein ESG Venture Management, L.P.                             100.00%    General Partner to EGG Fun
                    --------------------------------------------------------------
                       AllianceBernstein Venture Fund 1, L.P.                                   10.00%    GP Interest
                    --------------------------------------------------------------
                    AllianceBernstein Investments, Inc.                              100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Investor Services, Inc.                        100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Hong Kong Limited                                        100.00%
                    --------------------------------------------------------------
                       AllianceBernstein Taiwan Limited                                         99.00%     Others own 1%
                       -----------------------------------------------------------
                       ACM New-Alliance (Luxembourg) S.A.                                       99.00%     AllianceBernstein Oceanic
                                                                                                           Corporation owns 1%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Limited                                               100.00%
                    --------------------------------------------------------------
                       Sanford C. Bernstein (CREST Nominees) Ltd.                              100.00%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Proprietary Limited                                   100.00%     Inactive
                    --------------------------------------------------------------
                    Whittingdale Holdings Ltd.                                                 100.00%
                    --------------------------------------------------------------
                       ACM Investments Limited                                                 100.00%
                       -----------------------------------------------------------
                       AllianceBernstein Fixed Income Limited                                  100.00%
                       -----------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING C - MONY
----------------


                                                                                         State of        State of
                                                                            Type of     Incorp. or      Principal       Federal
                                                                           Subsidiary    Domicile       Operation      Tax ID #
                                                                           ----------    --------       ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                           Operating        DE              CO        75-2961816
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                         Operating        DE              NY        13-4194065
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                           Operating        DE              NY        13-4194080
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
     ----------------------------------------------------------------------------------------------------------------------------
        MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
        -------------------------------------------------------------------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*     Insurance     Argentina      Argentina     98-0157781
           ----------------------------------------------------------------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
           ----------------------------------------------------------------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
           ----------------------------------------------------------------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
              -------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*           Insurance  Cayman Islands  Cayman Islands  98-0152046
        -------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company of America*                            Insurance        AZ              NY        86-0222062
        -------------------------------------------------------------------------------------------------------------------------
        U.S. Financial Life Insurance Company *                            Insurance        OH              OH        38-2046096
        -------------------------------------------------------------------------------------------------------------------------
        MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
        -------------------------------------------------------------------------------------------------------------------------
           Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
           ----------------------------------------------------------------------------------------------------------------------
           MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
           ----------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              -------------------------------------------------------------------------------------------------------------------
           1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
           ----------------------------------------------------------------------------------------------------------------------
           Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
           ----------------------------------------------------------------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              -------------------------------------------------------------------------------------------------------------------
           MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
           ----------------------------------------------------------------------------------------------------------------------
              MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
              -------------------------------------------------------------------------------------------------------------------
           1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
           ----------------------------------------------------------------------------------------------------------------------
           MONY Securities Corporation                                     Operating        NY              NY        13-2645488
           ----------------------------------------------------------------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
              -------------------------------------------------------------------------------------------------------------------
              Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
              -------------------------------------------------------------------------------------------------------------------

                                                                               Number     Parent's
                                                                                 of       Percent of
                                                                               Shares     Ownership            Comments
                                                                               Owned      or Control   (e.g., Basis of Control)
                                                                               -----      ----------   ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                           100.00%
     --------------------------------------------------------------------
     MONY Capital Management, Inc.                                                         100.00%
     --------------------------------------------------------------------
     MONY Asset Management, Inc.                                                           100.00%
     --------------------------------------------------------------------
     MONY Life Insurance Company *                                                         100.00%
     --------------------------------------------------------------------
        MONY International Holdings, LLC                                                   100.00%
        -----------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*                     100.00%
           --------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                                 99.00%
           --------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                                 100.00%
           --------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.                                99.00%
              -----------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*                           100.00%
        -----------------------------------------------------------------
        MONY Life Insurance Company of America*                                            100.00%
        -----------------------------------------------------------------
        U.S. Financial Life Insurance Company *                                 405,000    100.00%
        -----------------------------------------------------------------
        MONY Financial Services, Inc.                                             1,000    100.00%
        -----------------------------------------------------------------
           Financial Marketing Agency, Inc.                                          99     99.00%
           --------------------------------------------------------------
           MONY Brokerage, Inc.                                                   1,500    100.00%
           --------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                                      5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                                   1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                                    10    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                             5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                                1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                                1    100.00%
              -----------------------------------------------------------
           1740 Ventures, Inc.                                                    1,000    100.00%
           --------------------------------------------------------------
           Enterprise Capital Management, Inc.                                      500    100.00%
           --------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                                  1,000    100.00%
              -----------------------------------------------------------
           MONY Assets Corp.                                                    200,000    100.00%
           --------------------------------------------------------------
              MONY Benefits Management Corp.                                      9,000    100.00%
              -----------------------------------------------------------
           1740 Advisers, Inc.                                                   14,600    100.00%
           --------------------------------------------------------------
           MONY Securities Corporation                                            7,550    100.00%
           --------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.                     1,000    100.00%
              -----------------------------------------------------------
              Trusted Investment Advisers Corp.                                       1    100.00%
              -----------------------------------------------------------


        -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
        -  As of February 2005, MONY Realty Partners, Inc. was dissolved
        - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Jamaican regulatory reasons.
        - MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Brazilian regulatory reasons.
        - Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of S stock for regulatory reasons.
        -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
        -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
        -  As of August 31, 2006, Sagamore Financial LLC was dissolved
        -  MONY Benefits Service Corp. was sold on January 26, 2007.
        - As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.

Item 27.   Number of Contractowners

           As of February 29, 2008, there are 939,475 Qualified Contractholders and 52,954 Non-Qualified Contractholders of the contracts offered under Separate Account A.


Item 28.   Indemnification

           (a)  Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company("AXA Equitable") provide, in Article VII, as follows:

                   7.4  Indemnification of Directors, Officers and Employees.

                    (a) To the extent permitted by the law of the State of
                        New York and subject to all applicable requirements thereof:

                         (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                         (ii) any person made or threatened to be made a party
                              to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                        (iii) the related expenses of any such person in any
                              of said categories may be advanced by the Company.

                    (b) To the extent permitted by the law of the State of New
                        York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

           The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, St. Paul Travelers and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

           (b) Indemnification of Principal Underwriters

           To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

           (c) Undertaking

           Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters

           (a) AXA Advisors, LLC, an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, is a principal underwriter for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is a principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's Variable Account S, MONY America Variable Account S, and Keynote Series Account. The principal business address of AXA Advisors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

           (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Director

*Andrew McMahon                       Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*Nick Lane                            Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Mark D. Godofsky                     Senior Vice President and Controller

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Camille Joseph Varlack               Secretary and Counsel

*Francesca Divone                     Assistant Secretary

*Maurya Keating                       Vice President and Counsel


         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.        Location of Accounts and Records

                The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096.


Item 31.        Management Services

                Not applicable.

Item 32.        Undertakings

                The Registrant hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

                (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City and State of New York, on the 21st day of April, 2008.


                               SEPARATE ACCOUNT A OF
                               AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Registrant)

                               By:    AXA Equitable Life Insurance Company


                               By:  /s/ Dodie Kent
                                    --------------------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Registration Statement to be signed on its behalf, in the City and State of New York, on this 21st day of April, 2008.




                                 AXA EQUITABLE LIFE INSURANCE COMPANY
                                            (Depositor)


                                 By: /s/ Dodie Kent
                                    --------------------------------------------
                                    Dodie Kent
                                    Vice President and Counsel
                                    AXA Equitable Life Insurance Company



         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert                Anthony J. Hamilton         Joseph H. Moglia
Christopher M. Condron          Mary R. (Nina) Henderson    Lorie A. Slutsky
Henri de Castries               James F. Higgins            Ezra Suleiman
Denis Duverne                   Scott D. Miller             Peter J. Tobin
Charlynn Goins



*By: /s/ Dodie Kent
     ------------------------
     Dodie Kent
     Attorney-in-Fact

April 21, 2008

                                  EXHIBIT INDEX
                                  --------------

EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ---------
9.(b)           Opinion and Consent of Counsel                       EX-99.9b

10.(b)(i)       Consent of PricewaterhouseCoopers LLP                EX-99.10bi

10.(b)(ii)      Consent of KPMG LLP                                  EX-99.10bii

10.(e)          Powers of Attorney                                   EX-99.10e